UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2006 is filed herewith.

SEASONS SERIES TRUST

MULTI-MANAGED

GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006
(unaudited)

	Shares/ Principal Amount	Value (Note 1)
Common Stock — 63.2%

CONSUMER DISCRETIONARY — 6.1%

Apparel & Textiles — 1.3%
Carter’s, Inc.†	13,700	$362,091
Coach, Inc.†	23,360	698,464
NIKE, Inc.	5,575	451,575
True Religion Apparel, Inc.	22,000	389,400

Automotive — 0.4%
Advanced Auto Parts, Inc.†	19,567	565,487

Retail — 4.4%
CVS Corp.	7,200	221,040
Federated Department Stores, Inc.	62,560	2,289,696
Guitar Center, Inc.†	15,000	667,050
J.C. Penney Co., Inc.	14,530	980,920
Lowe’s Cos., Inc.	16,285	988,011
New York & Co., Inc.†	29,200	285,284
Pacific Sunwear of California†	16,200	290,466
Urban Outfitters, Inc.†	24,800	433,752
Wal-Mart Stores, Inc.	6,200	298,654
Walgreen Co.	1,800	80,712
		9,002,602

CONSUMER STAPLES — 3.0%

Food, Beverage & Tobacco — 2.1%
Anheuser-Busch Cos., Inc.	500	22,795
Campbell Soup Co.	7,800	289,458
Coca-Cola Co.	5,700	245,214
Diageo PLC ADR	4,700	317,485
Kraft Foods, Inc.	11,400	352,260
Kroger Co.†	10,600	231,716
PepsiCo, Inc.	6,500	390,260
Whole Foods Market, Inc.	19,360	1,251,430

Household & Personal Products — 0.9%
Clorox Co.	2,200	134,134
Colgate-Palmolive Co.	5,400	323,460
Kimberly-Clark Corp.	1,900	117,230
Procter & Gamble Co.	10,700	594,920
Ultralife Batteries, Inc.†	15,200	153,976
		4,424,338

ENERGY — 8.4%

Energy Services — 6.1%
Atwood Oceanics, Inc.†	11,800	585,280
Baker Hughes, Inc.	3,100	253,735
Bill Barrett Corp.†	5,700	168,777
BJ Services Co.	33,250	1,238,895
Hercules Offshore, Inc.†	8,900	311,500
Hess Corp.	12,930	683,351
NGAS Resources, Inc.	39,100	308,499
Rowan Cos., Inc.†	11,300	402,167
RPC, Inc.	13,400	325,352
Schlumberger, Ltd.	5,600	364,616
Southern Co.	5,500	176,275

Suncor Energy, Inc.	27,005	2,187,675
Todco†	13,200	539,220
Valero Energy Corp.	15,895	1,057,335
Warren Resources, Inc.†	20,400	292,944

Energy Sources — 2.3%
Chevron Corp.	3,400	211,004
ConocoPhillips	9,085	595,340
Edge Petroleum Corp.†	23,500	469,530
EOG Resources, Inc.	8,560	593,550
Exxon Mobil Corp.	6,700	411,045
GlobalSantaFe Corp.	1,000	57,750
Occidental Petroleum Corp.	6,820	699,391
Range Resources Corp.	7,200	195,768
XTO Energy, Inc.	2,700	119,529
		12,248,528

FINANCE — 10.9%

Banks — 3.7%
Bank of America Corp.	6,400	307,840
Bank of New York Co., Inc.	7,500	241,500
Commerce Bancorp, Inc.	46,190	1,647,597
PNC Financial Services Group, Inc.	1,400	98,238
SunTrust Banks, Inc.	1,300	99,138
UCBH Holdings, Inc.	26,000	430,040
Wachovia Corp.	1,900	102,752
Wells Fargo & Co.	36,875	2,473,575

Financial Services — 6.3%
American Express Co.	48,685	2,591,016
Ameriprise Financial, Inc.	3,543	158,266
Citigroup, Inc.	6,400	308,736
Fannie Mae	2,000	96,200
Freddie Mac	1,000	57,010
Goldman Sachs Group, Inc.	10,745	1,616,370
Heartland Payment Systems, Inc.†	24,100	671,908
J.P. Morgan Chase & Co.	4,600	193,200
KKR Private Equity Investors LP	97,964	2,145,412
Moody’s Corp.	21,315	1,160,815
Morgan Stanley	3,700	233,877

Insurance — 0.9%
AFLAC, Inc.	4,200	194,670
Aspen Insurance Holdings, Ltd.	18,700	435,523
Hartford Financial Services Group, Inc.	1,300	109,980
ProAssurance Corp.†	9,000	433,620
XL Capital, Ltd.	1,600	98,080
		15,905,363

HEALTHCARE — 11.4%

Drugs — 6.7%
Abbott Laboratories	3,600	156,996
Amgen, Inc.†	2,300	150,029
Bristol-Myers Squibb Co.	7,000	181,020
Caremark Rx, Inc.†	2,300	114,701
Genentech, Inc.†	23,645	1,934,161
Genzyme Corp.†	2,600	158,730
Gilead Sciences, Inc.†	41,515	2,456,028
GlaxoSmithKline PLC	2,800	156,240
ImClone Systems, Inc.†	5,200	200,928
Invitrogen Corp.†	18,345	1,212,054
Kos Pharmaceuticals, Inc.†	700	26,334
Novartis AG ADR	7,900	425,968
Pfizer, Inc.	10,000	234,700

Roche Holdings AG	6,899	1,140,475
Teva Pharmaceutical Industries, Ltd. ADR	26,490	836,819
Wyeth	9,400	417,454

Health Services — 2.6%
Allscripts Heathcare Solutions, Inc.†	22,300	391,365
Cerner Corp.†	10,500	389,655
Dialysis Corp. of America	28,100	312,472
Lincare Holdings, Inc.†	18,100	684,904
Medco Health Solutions, Inc.†	5,400	309,312
Symbion, Inc.†	30,000	622,800
United Surgical Partners International, Inc.†	16,600	499,162
UnitedHealth Group, Inc.	12,605	564,452
Wellpoint, Inc.†	900	65,493

Medical Products — 2.1%
Alcon, Inc.†	7,600	748,980
Baxter International, Inc.	4,100	150,716
BioMimetic Therapeutics, Inc.	18,400	121,992
Boston Scientific Corp.†	10,100	170,084
ev3, Inc.†	13,300	196,973
IRIS International, Inc.†	11,700	153,972
Johnson & Johnson	6,500	389,480
MedImmune, Inc.†	3,000	81,300
Medtronic, Inc.	6,200	290,904
PolyMedica Corp.	8,500	305,660
Quidel Corp.†	15,000	142,500
St. Jude Medical, Inc.†	2,300	74,566
Zimmer Holdings, Inc.†	3,800	215,536
		16,684,915

INDUSTRIAL & COMMERCIAL — 6.6%

Aerospace & Military Technology — 1.6%
Boeing Co.	2,500	204,775
DRS Technologies, Inc.	13,200	643,500
Esterline Technologies Corp.†	7,600	316,084
General Dynamics Corp.	3,100	202,926
Lockheed Martin Corp.	3,000	215,220
Northrop Grumman Corp.	1,600	102,496
Raytheon Co.	4,000	178,280
TransDigm Group, Inc.†	14,900	356,855
United Technologies Corp.	2,400	152,208

Business Services — 2.9%
Alliance Data Systems Corp.†	11,800	694,076
Automatic Data Processing, Inc.	4,500	204,075
Fluor Corp.	1,600	148,688
Getty Images, Inc.†	6,200	393,762
Harte-Hanks, Inc.	24,300	623,052
Monsanto Co.	12,335	1,038,484
Rollins, Inc.	36,400	714,896
Source Interlink Cos., Inc.†	33,300	396,270

Electrical Equipment — 0.4%
ChipMos Technologies, Ltd.	29,900	175,812
Emerson Electric Co.	4,400	368,764

Machinery — 1.0%
Astec Industries, Inc.†	14,300	487,916
Caterpillar, Inc.	1,800	134,064
Deere & Co.	900	75,141
IDEX Corp.	14,000	660,800
Parker-Hannifin Corp.	2,200	170,720

Multi-Industry — 0.5%
General Electric Co.	19,100	629,536
Honeywell International, Inc.	2,600	104,780

Transportation — 0.2%
Union Pacific Corp.	800	74,368
United Parcel Service, Inc.	1,900	156,427
		9,623,975

INFORMATION & ENTERTAINMENT — 2.2%

Broadcasting & Media — 0.2%
Comcast Corp., Special Class A†	10,300	337,634

Entertainment Products — 0.1%
Walt Disney Co.	5,200	156,000

Leisure & Tourism — 1.9%
Boyd Gaming Corp.	6,800	274,448
Gaylord Entertainment Co.†	9,100	397,124
Harrah’s Entertainment, Inc.	22,605	1,609,024
Morton’s Restaurant Group, Inc.	28,800	441,216
		3,215,446

INFORMATION TECHNOLOGY — 12.3%

Communication Equipment — 0.2%
QUALCOMM, Inc.	8,800	352,616

Computer Services — 0.7%
Sun Microsystems, Inc.†	234,985	975,188

Computer Software — 3.4%
Activision, Inc.†	7,100	80,798
Cognos, Inc.†	15,200	432,440
Electronic Arts, Inc.†	55,505	2,388,935
Mastercard, Inc.	4,300	206,400
Microsoft Corp.	9,100	212,030
Oracle Corp.†	5,200	75,348
Parametric Technology Corp.	37,320	474,337
Quest Software, Inc.†	28,100	394,524
THQ, Inc.†	16,400	354,240
Verint Systems, Inc.†	11,600	338,604

Computers & Business Equipment — 3.4%
Apple Computer, Inc.†	74,030	4,228,593
Hewlett-Packard Co.	1,500	47,520
Intergraph Corp.†	11,000	346,390
International Business Machines Corp.	1,700	130,594
Jack Henry & Associates, Inc.	12,700	249,682

Electronics — 2.2%
Advanced Micro Devices, Inc.†	1,400	34,188
Entegris, Inc.†	64,800	617,544
Integrated Device Technology, Inc.†	18,300	259,494
Intel Corp.	6,200	117,490
Microsemi Corp.†	31,000	755,780
Power Integrations, Inc.†	21,000	367,080
Rudolph Technologies, Inc.†	38,100	552,450
Semtech Corp.†	28,900	417,605
Texas Instruments, Inc.	5,800	175,682

Internet Software — 0.9%
F5 Networks, Inc.†	10,800	577,584
Lawson Software, Inc.	86,800	581,560
Websense, Inc.†	6,800	139,672

Telecommunications — 1.5%
Arris Group, Inc.†	22,000	288,640
BellSouth Corp.	4,300	155,660
Comtech Telecommunications Corp.†	15,100	441,977
Corning, Inc.†	11,600	280,604
Essex Corp.†	13,500	248,670
Level 3 Communications, Inc.†	65,095	289,022
Motorola, Inc.	2,000	40,300
Powerwave Technologies, Inc.†	28,700	261,744
Sprint Corp.	2,200	43,978
Verizon Communications, Inc.	4,200	140,658
		18,075,621

MATERIALS — 1.0%

Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	500	42,985
Praxair, Inc.	3,100	167,400
Syngenta AG†	4,659	619,269

Metals & Minerals — 0.4%
Barrick Gold Corp.	7,900	233,840
Newmont Mining Corp.	7,700	407,561
		1,471,055

UTILITIES — 1.3%

Electric Utilities — 1.2%
AES Corp.†	71,555	1,320,190
Dominion Resources, Inc.	700	52,353
PG&E Corp.	5,600	219,968
Progress Energy, Inc.	3,200	137,184

Telephone — 0.1%
AT&T, Inc.	8,900	248,221
		1,977,916

TOTAL COMMON STOCK (cost $85,113,156)		92,629,759

Preferred Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% (10)	1,000	22,810
Morgan Stanley Series A 6.19%	600	15,108
		37,918

U.S. GOVERNMENT AGENCIES — 0.0%

U.S. Government Agencies — 0.0%
Federal National Mtg. Assoc., Series O 7.07% (9)	265	14,376
TOTAL PREFERRED STOCK (cost $54,458)		52,294

Asset-Backed Securities — 3.6%

FINANCE — 3.5%

Financial Services — 3.5%
Aesop Funding II LLC, Series 2005-1A 1A 3.95% due 04/20/08*	$200,000	194,415
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43 (5)	50,000	50,641

Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(5)(11)	25,000	23,767
Banc of America Large Loan, Series 2005-BBA6 A2 5.37% due 01/15/19*(5)(9)	25,000	25,008
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(5)(9)	60,474	58,993
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*(11)	25,000	24,201
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38(11)	25,000	24,025
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.82% due 11/11/41(5)	180,000	167,507
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	65,179	64,542
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	200,000	196,302
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	200,000	192,569
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	200,000	190,626
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(5)(11)	70,000	67,106
Commerical Mtg., Pass Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)	198,000	186,801
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA C 5.46% due 04/15/21*(5)(9)	34,000	34,021
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA D 5.48% due 04/15/21*(5)(9)	33,000	33,055
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)	28,229	28,368
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30(5)	53,011	53,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(5)	180,000	172,814
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)	150,000	145,101
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.61% due 04/25/35(5)(11)	144,752	144,312
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	115,000	111,203
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	34,983	34,873
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7AJ 5.88% due 04/15/45(3)(5)	110,000	109,190
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(5)	150,000	143,192
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)	90,000	91,487
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(5)(11)	10,000	9,672
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38	200,000	188,315
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(5)	27,906	28,126
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(11)	91,694	89,313
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)	305,000	283,161
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40(5)	30,000	28,484
MortgageIT Trust, Series 2005-4 A1 5.60% due 10/25/35(5)(9)	200,471	200,568
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	200,000	193,949
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	110,000	113,297
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	74,603	75,247
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	200,000	194,861
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	135,000	129,984
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	200,000	194,911
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25 G 5.78% due 05/15/43(5)(11)	30,000	29,199
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(5)(11)	219,246	213,279
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(5)(11)	187,638	182,272
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08	100,000	101,656
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	33,127	32,532
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	250,000	244,293
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	35,722	35,654
		5,136,257

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
IMPAC CMB Trust, Series 2005-4 1A1A 5.59% due 05/25/35(5) (9)	141,119	141,409
TOTAL ASSET-BACKED SECURITIES (cost $5,437,001)		5,277,666

Bonds & Notes — 20.4%

CONSUMER DISCRETIONARY — 0.3%

Automotive — 0.2%
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	40,000	38,674
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	10,000	10,406
DaimlerChrylser NA Holding Corp. 7.75% due 01/18/11	40,000	42,223
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	60,000	67,937
Dura Operating Corp. 8.63% due 04/15/12	14,000	11,900
Ford Motor Co. 7.45% due 07/16/31	30,000	21,675
General Motors Corp. 8.25% due 07/15/23	15,000	11,812

Housing & Household Durables — 0.1%
D.R. Horton, Inc. 5.38% due 06/15/12	10,000	9,345
D.R. Horton, Inc. 5.63% due 09/15/14	65,000	59,567
D.R. Horton, Inc. 6.88% due 05/01/13	45,000	44,893
Pulte Homes, Inc. 7.88% due 08/01/11	40,000	41,982
Pulte Homes, Inc. 8.13% due 03/01/11	40,000	42,339

Retail — 0.0%
Wendy’s International, Inc. 7.00% due 12/15/25	30,000	28,330
		431,083

CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.4%
Altria Group, Inc. 7.00% due 11/04/13	140,000	147,700
ConAgra Foods, Inc. 6.75% due 09/15/11	60,000	61,846
Fosters Finance Corp. 6.88% due 06/15/11*	10,000	10,365
Kraft Foods, Inc. 6.25% due 06/01/12	160,000	161,867
SABMiller PLC 6.20% due 07/01/11	120,000	120,663
Tyson Foods, Inc. 6.60% due 04/01/16	90,000	87,972

Household & Personal Products — 0.0%
Whirlpool Corp. 6.50% due 06/15/16	20,000	19,712
		610,125

EDUCATION — 0.0%

Education — 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96	40,000	45,860

ENERGY — 0.5%

Energy Services — 0.2%
Consolidated Natural Gas Co. 5.38% due 11/01/06	11,000	10,984
Hanover Compressor Co. 9.00% due 06/01/14	10,000	10,450
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,162
Motiva Enterprises LLC 5.20% due 09/15/12*	75,000	72,943
PacifiCorp. 6.38% due 05/15/08	70,000	70,889
Premcor Refining Group, Inc. 6.75% due 02/01/11*	21,000	21,531
Seitel, Inc. 11.75% due 07/15/11	10,000	11,175
Southern Energy, Inc. 7.90% due 07/15/09†(3)(4)(15)	20,000	0
Valero Energy Corp. 7.50% due 04/15/32	32,000	34,743

Energy Sources — 0.3%
Amerada Hess Corp. 7.88% due 10/01/29	10,000	11,157
Anadarko Finance Co. 7.50% due 05/01/31	12,000	12,893
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*	19,000	18,685
ConocoPhillips 7.00% due 03/30/29	33,000	36,191
Devon Energy Corp. 7.95% due 04/15/32	14,000	16,132
El Paso Production Holding Co. 7.75% due 06/01/13	20,000	20,150
Encore Acquisition Co. 6.00% due 07/15/15	2,000	1,800
Encore Acquisition Co. 6.25% due 04/15/14	3,000	2,760
NRG Energy, Inc. 7.25% due 02/01/14	5,000	4,875
NRG Energy, Inc. 7.38% due 02/01/16	20,000	19,500
Pemex Project Funding Master Trust 6.13% due 08/15/08	60,000	59,880
Pemex Project Funding Master Trust 6.63% due 06/15/35*	325,000	294,125
Sempra Energy 4.62% due 05/17/07	19,000	18,815
Shell International Finance 5.63% due 06/27/11	20,000	20,004
		785,844

FINANCE — 4.1%

Banks — 0.9%
ABN Amro Holding NV 6.52% due 11/08/12	20,000	20,211

Bank of America Corp. 5.25% due 12/01/15	70,000	66,199
Bank of America Corp. 7.40% due 01/15/11	130,000	138,322
Bank of America NA 6.00% due 06/15/16	12,000	12,003
BankBoston Capital Trust IV 5.87% due 06/08/28(9)	22,000	21,292
BB&T Capital Trust II 6.75% due 06/07/36	12,000	11,955
Branch Banking & Trust 4.88% due 01/15/13	10,000	9,521
Caisse Nationale des Casisses d’Epargne et de Prevoyance 5.55% due 12/30/09(9)	15,000	12,225
Charter One Bank 6.38% due 05/15/12	46,000	47,611
Comerica, Inc. 4.80% due 05/01/15	10,000	9,103
First Maryland Capital II 6.00% due 02/01/27(9)	18,000	17,589
HSBC Holdings PLC 6.50% due 05/02/36	132,000	129,766
Huntington National Bank 6.60% due 06/15/18	11,000	11,148
Independence Community Bank Corp. 3.50% due 06/20/08(9)	11,000	10,523
J.P. Morgan Chase Bank NA 5.88% due 06/13/16	16,000	15,781
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	16,000	16,174
MBNA America Bank NA 5.38% due 01/15/08	60,000	59,806
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	100,000	97,901
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09 (12)	20,000	20,964
National Westminster Bank 7.75% due 10/16/07(9)	8,000	8,178
NCNB Corp. 9.38% due 09/15/09	32,000	35,420
Popular North America, Inc. 5.65% due 04/15/09	15,000	14,879
Santander Issuances SA 5.81% due 06/20/16	10,000	10,022
Sanwa Bank, Ltd. 7.40% due 06/15/11	10,000	10,613
Southtrust Bank NA 4.75% due 03/01/13	20,000	18,765
U.S. Bancorp 7.50% due 06/01/26	65,000	74,022
Union Bank of California 5.95% due 05/11/16	20,000	19,868
US Bank NA 3.90% due 08/15/08	4,000	3,874
Wachovia Bank NA 5.60% due 03/15/16	80,000	77,568
Wachovia Capital Trust III 5.80% due 03/15/11	105,000	101,892
Wachovia Corp. 4.88% due 02/15/14	80,000	74,862
Washington Mutual Bank FA 5.50% due 01/15/13	22,000	21,354
Washington Mutual Bank FA 5.95% due 05/20/13	20,000	19,768
Western Financial Bank 9.63% due 05/15/12	22,000	24,209
Hybrid Capital Funding I 8.00% due 06/30/11(12)	26,000	26,380

Financial Services — 2.2%
Ameriprise Financial, Inc. 5.65% due 11/15/15	75,000	72,277
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	30,000	27,934
Citigroup, Inc. 5.00% due 09/15/14	355,000	332,268
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	18,000	18,540
Countrywide Financial Corp. 6.25% due 05/15/16	14,000	13,722
Countrywide Home Loans, Inc. 5.50% due 08/01/06	34,000	34,003
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15	170,000	158,888
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	110,000	113,504
Deere John Capital Corp. 5.40% due 04/07/10	130,000	128,415
Downey Financial Corp. 6.50% due 07/01/14	20,000	19,634
Farmers Exchange Capital 7.05% due 07/15/28*	110,000	105,255
Ford Motor Credit Co. 5.70% due 01/15/10	35,000	30,658
Ford Motor Credit Co. 5.80% due 01/12/09	33,000	30,148
Ford Motor Credit Co. 7.38% due 10/28/09	30,000	27,736
Ford Motor Credit Co. 9.47% due 07/17/06	5,000	5,076
General Electric Capital Corp. 2.80% due 01/15/07	26,000	25,641
General Motors Acceptance Corp. 6.75% due 12/01/14	10,000	9,288
General Motors Acceptance Corp. 6.88% due 09/15/11	35,000	33,395
General Motors Acceptance Corp. 6.88% due 08/28/12	82,000	77,258
General Motors Acceptance Corp. 7.25% due 03/02/11	5,000	4,848
General Motors Acceptance Corp. 7.75% due 01/19/10	25,000	24,871
Genworth Global Funding 5.75% due 05/15/13	20,000	19,949
Golden West Financial Corp. 4.75% due 10/01/12	21,000	19,896
Goldman Sachs Group, Inc. 6.45% due 05/01/36	20,000	19,161
Goldman Sachs Group, Inc. 6.60% due 01/15/12	90,000	92,885
Household Finance Corp. 6.38% due 10/15/11	190,000	194,169
Household Finance Corp. 7.00% due 05/15/12	16,000	16,837
HSBC Finance Corp. 6.75% due 05/15/11	110,000	114,108
J.P. Morgan Chase & Co. 5.13% due 09/15/14	340,000	321,147
J.P. Morgan Chase & Co. 6.75% due 02/01/11	50,000	51,970
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	20,000	19,106

Lehman Brothers Holdings, Inc. 5.75% due 05/17/13	20,000	19,691
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	120,000	120,796
Merrill Lynch & Co., Inc. 6.05% due 05/16/16	20,000	19,942
Morgan Stanley 4.75% due 04/01/14	260,000	238,373
Morgan Stanley 6.75% due 04/15/11	70,000	72,676
Overseas Private Investment Corp. 6.99% due 01/15/09	113,887	116,168
PNC Funding Corp. 5.75% due 08/01/06	24,000	24,001
Pricoa Global Funding I 4.63% due 06/25/12*	10,000	9,385
Principal Life Global Funding I 5.25% due 01/15/13*	14,000	13,593
Prudential Financial, Inc. 5.10% due 09/20/14	40,000	37,687
Residential Capital Corp. 6.38% due 06/30/10*	58,000	57,211
Residential Capital Corp. 6.50% due 04/17/13	10,000	9,813
SB Treasury Co., LLC 9.40% due 06/30/08*(8)	100,000	106,223
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	30,000	28,734
Sovereign Capital Trust V 7.91% due 06/13/36	18,000	18,266
Transamerica Finance Corp. 6.40% due 09/15/08	9,000	9,110
UBS Preferred Funding Trust V 6.24% due 05/15/16(8)	20,000	19,703
Verizon Global Funding Corp. 7.38% due 09/01/12	100,000	106,295
Verizon Global Funding Corp. 7.75% due 12/01/30	60,000	64,713

Insurance — 1.0%
ACE Capital Trust II 9.70% due 04/01/30	80,000	98,540
ACE INA Holdings, Inc. 5.88% due 06/15/14	15,000	14,492
ACE INA Holdings, Inc. 6.70% due 05/15/36	10,000	9,590
ACE INA Holdings, Inc. 8.30% due 08/15/06	30,000	30,083
Aegon NV 5.59% due 07/17/06(8)	22,000	18,370
Aetna, Inc. 6.63% due 06/15/36	10,000	9,892
Allstate Corp. 7.20% due 12/01/09	22,000	23,023
Allstate Financing II 7.83% due 12/01/45	24,000	25,059
Americo Life, Inc. 7.88% due 05/01/13*	12,000	12,020
Amerus Group Co. 6.58% due 05/16/11	20,000	20,228
Equitable Cos., Inc. 7.00% due 04/01/28	30,000	31,335
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	10,000	9,355
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	85,000	92,508
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	140,000	151,223
Great-West Life & Annuity Insurance Co. 7.15% due 05/16/16	33,000	32,232
ING Groep NV 5.78% due 12/08/15(8)	12,000	11,387
Jackson National Life Insurance Co. 8.15% due 03/15/27*	22,000	25,680
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	70,000	66,261
Lincoln National Corp. 7.00% due 05/17/66	95,000	94,263
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	10,000	9,311
Metlife, Inc. 5.00% due 11/24/13	12,000	11,289
Metropolitan Life Global Funding 4.63% due 08/19/10*	10,000	9,581
MIC Financing Trust I Pass-Through 8.38% due 02/01/27*	8,000	8,067
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13	14,000	12,993
Nationwide Life Global Funding I 5.35% due 03/15/11	20,000	19,682
Navigators Group, Inc. 7.00% due 05/01/16	34,000	33,520
Ohio Casualty Corp. 7.30% due 06/15/14	20,000	20,228
Protective Life Secured Trust 4.00% due 04/01/11	80,000	74,134
ReliaStar Financial Corp. 8.00% due 10/30/06	60,000	60,423
St. Paul Travelers Cos., Inc. 6.75% due 06/20/36	4,000	3,949
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07	60,000	60,017
Torchmark Corp. 6.25% due 12/15/06	40,000	40,009
Torchmark Corp. 6.38% due 06/15/16	10,000	9,924
Travelers Property Casualty Corp. 3.75% due 03/15/08	20,000	19,411
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	66,433
Unitrin, Inc. 4.88% due 11/01/10	60,000	57,341
W.R. Berkley Capital Trust 8.20% due 12/15/45	90,000	90,732
W.R. Berkley Corp. 5.60% due 05/15/15	60,000	56,632
XL Capital, Ltd. 5.25% due 09/15/14	35,000	32,272
XL Capital, Ltd. 6.38% due 11/15/24	21,000	19,860
		6,016,084

HEALTHCARE — 0.2%

Drugs — 0.1%
Abbott Laboratories 5.88% due 05/15/16	24,000	23,794

Merck & Co., Inc. 2.50% due 03/30/07	14,000	13,688
Wyeth 5.50% due 02/01/14	16,000	15,460
Wyeth 6.95% due 03/15/11	11,000	11,475

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	20,000	19,523
Humana, Inc. 7.25% due 08/01/06	100,000	100,060
Psychiatric Solutions, Inc. 7.75% due 07/15/15	10,000	9,788
Universal Hospital Services, Inc. 10.13% due 11/01/11	10,000	10,400

Medical Products — 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(3)(4)	10,000	0
		204,188
INDUSTRIAL & COMMERCIAL — 0.3%

Aerospace & Military Technology — 0.0%
BF Goodrich Co. 6.29% due 07/01/16	30,000	29,823
BF Goodrich Co. 6.80% due 07/01/36	10,000	9,945
Raytheon Co. 4.85% due 01/15/11	20,000	19,259
Raytheon Co. 6.75% due 08/15/07	25,000	25,243

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	5,000	4,975
Aramark Services, Inc. 7.00% due 05/01/07	24,000	24,061
Dole Food, Inc. 8.88% due 03/15/11	5,000	4,688
Encana Holdings Finance Corp. 5.80% due 05/01/14	10,000	9,779
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	100,000	98,035
Monitronics International, Inc. 11.75% due 09/01/10	10,000	9,862
Monsanto Co. 5.50% due 08/15/25	10,000	9,066
Pactiv Corp. 7.95% due 12/15/25	20,000	21,124
Pitney Bowes, Inc. 4.75% due 01/15/16	17,000	15,475
Rent-Way, Inc. 11.88% due 06/15/10	8,000	8,230
Service Corp. International 6.75% due 04/01/16	10,000	9,200
Tyco International Group SA 6.00% due 11/15/13	20,000	19,814

Machinery — 0.0%
American Standard, Inc. 5.50% due 04/01/15	12,000	11,254
American Standard, Inc. 7.38% due 02/01/08	9,000	9,167

Multi-Industry — 0.0%
Stanley Works Capital Trust I 5.90% due 01/12/45	10,000	9,328

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	20,000	22,545
Canadian National Railway Co. 6.38% due 10/15/11	20,000	20,614
FedEx Corp., Series 981A Pass-Through 6.72% due 01/15/22	63,908	66,441
Ryder Systems, Inc. 5.00% due 06/15/12	18,000	16,869
		474,797

INFORMATION & ENTERTAINMENT — 1.3%

Broadcasting & Media — 0.8%
AOL Time Warner, Inc. 6.75% due 04/15/11	10,000	10,252
AOL Time Warner, Inc. 7.63% due 04/15/31	120,000	129,207
Belo (A.H.) Corp. 6.75% due 05/30/13	10,000	9,973
Chancellor Media Corp. 8.00% due 11/01/08	92,000	95,652
Charter Communications Holdings LLC 11.13% due 01/15/11	15,000	9,300
Clear Channel Communications, Inc. 4.90% due 05/15/15	21,000	17,925
Clear Channel Communications, Inc. 5.00% due 03/15/12	30,000	27,511
Clear Channel Communications, Inc. 7.65% due 09/15/10	70,000	73,007
Comcast Cable Communications, Inc. 8.50% due 05/01/27	15,000	17,538
Comcast Corp. 5.90% due 03/15/16	25,000	24,020
Comcast Corp. 6.50% due 11/15/35	60,000	56,638
Cox Communications, Inc. 5.45% due 12/15/14	100,000	92,460
Cox Communications, Inc. 7.13% due 10/01/12	20,000	20,686
Cox Communications, Inc. 7.63% due 06/15/25	10,000	10,541

Cox Communications, Inc. 7.75% due 11/01/10	80,000	84,719
Knight-Ridder, Inc. 6.88% due 03/15/29	10,000	9,021
Knight-Ridder, Inc. 7.15% due 11/01/27	10,000	9,348
Liberty Media Corp. 7.75% due 07/15/09	30,000	30,908
Liberty Media Corp. 7.88% due 07/15/09	40,000	41,411
News America, Inc. 7.30% due 04/30/28	10,000	10,141
Nexstar Finance, Inc. 7.00% due 01/15/14	5,000	4,550
Paxson Communications Corp. 11.32% due 01/15/13(7)	35,000	35,088
Time Warner Co., Inc. 7.25% due 10/15/17	10,000	10,470
Time Warner Entertainment Co., LP 8.38% due 03/15/23	94,000	104,525
Turner Broadcasting, Inc. 8.38% due 07/01/13	30,000	33,014
Univision Communications, Inc. 3.50% due 10/15/07	10,000	9,665
Univision Communications, Inc. 3.88% due 10/15/08	35,000	33,060
Viacom, Inc. 6.25% due 04/30/16	87,000	84,455
Viacom, Inc. 6.63% due 05/15/11	20,000	20,526
Viacom, Inc. 6.88% due 04/30/36	10,000	9,651
Viacom, Inc. 7.88% due 07/30/30	100,000	104,946
Young Broadcasting, Inc. 10.00% due 03/01/11	10,000	8,900

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	100,000	99,736

Leisure & Tourism — 0.4%
American Airlines, Inc., Series 01-1 Pass-Through 6.82% due 05/23/11	30,000	29,250
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10	15,847	14,976
Atlas Air, Inc., Series 1999-1 B Pass-Through 7.63% due 01/02/15	48,627	47,654
Atlas Air, Inc., Series 2000-1 A Pass-Through 8.71% due 01/02/19	3,556	3,689
Atlas Air, Inc., Series 991-A Pass-Through 7.20% due 01/02/19	3,472	3,437
Brunswick Corp. 5.00% due 06/01/11	16,000	15,095
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08	100,000	99,713
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 03/15/19	15,693	15,604
GTECH Holdings Corp. 4.50% due 12/01/09	70,000	67,298
GTECH Holdings Corp. 4.75% due 10/15/10	30,000	28,864
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	50,000	48,780
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	10,000	9,249
Harrah’s Operating Co., Inc. 6.50% due 06/01/16	124,000	120,824
Hilton Hotels Corp. 7.20% due 12/15/09	10,000	10,173
MGM Mirage, Inc. 5.88% due 02/27/14	20,000	17,925
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	5,000	4,706
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13	10,000	9,909
Royal Caribbean Cruises, Ltd. 7.25% due 06/15/16	20,000	19,806
		1,905,796

INFORMATION TECHNOLOGY — 0.9%

Computer Services — 0.1%
Computer Sciences Corp. 3.50% due 04/15/08	10,000	9,605
Electronic Data Systems Corp. 7.45% due 10/15/29	55,000	56,659

Computer Software — 0.0%
Oracle Corp. 5.00% due 01/15/11	9,000	8,686

Electronics — 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18	18,000	17,691

Telecommunications — 0.8%
America Movil SA de CV 6.38% due 03/01/35	11,000	9,561
American Cellular Corp. 10.00% due 08/01/11	30,000	31,575
AT&T Broadband Corp. 8.38% due 03/15/13	90,000	99,958
AT&T Wireless Services, Inc. 7.88% due 03/01/11	200,000	215,424
Centennial Communications Corp. 10.74% due 01/01/08(9)	25,000	25,500
Corning, Inc. 6.20% due 03/15/16	12,000	11,921
Embarq Corp. 7.08% due 06/01/16	101,000	100,445
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)	5,000	5,750

Intelsat Bermuda, Ltd. 9.25% due 06/15/16	10,000	10,325
LCI International, Inc. 7.25% due 06/15/07	40,000	39,900
New England Telephone & Telegraph Co. 7.88% due 11/15/29	10,000	10,354
SBC Communications, Inc. 5.10% due 09/15/14	210,000	194,820
SBC Communications, Inc. 5.30% due 11/15/10	75,000	73,175
Sprint Capital Corp. 6.13% due 11/15/08	40,000	40,313
Sprint Capital Corp. 6.88% due 11/15/28	15,000	15,111
Sprint Capital Corp. 7.63% due 01/30/11	60,000	63,866
Sprint Capital Corp. 8.38% due 03/15/12	40,000	44,196
Telefonica Emisiones SAU 6.42% due 06/20/16	80,000	79,834
Telefonica Emisiones SAU 7.05% due 06/20/36	75,000	74,959
Verizon New York, Inc. 6.88% due 04/01/12	18,000	18,239
		1,257,867

MATERIALS — 0.4%

Chemicals — 0.2%
Agrium, Inc. 7.13% due 05/23/36	90,000	89,725
BCI US Finance Corp. 11.20% due 07/15/10*(9)	25,000	25,500
Cytec Industries, Inc. 4.60% due 07/01/13	50,000	44,784
Cytec Industries, Inc. 5.50% due 10/01/10	25,000	24,282
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14	6,000	5,613
Eastman Chemical Co. 7.63% due 06/15/24	10,000	10,372
ICI Wilmington, Inc. 7.05% due 09/15/07	24,000	24,242
Rohm & Haas Co. 7.85% due 07/15/29	10,000	11,694

Forest Products — 0.1%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)	10,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	5,000	4,600
Pliant Corp. 11.13% due 09/01/09(13)	10,000	10,550
Plum Creek Timberlands LP 5.88% due 11/15/15	17,000	16,239
Stora Enso Oyj 6.40% due 04/15/16	10,000	9,692
Temple-Inland, Inc. 6.63% due 01/15/18	90,000	89,545

Metals & Minerals — 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07	15,000	15,209
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	5,000	4,612
Inco, Ltd. 7.75% due 05/15/12	40,000	42,697
MeadWestvaco Corp. 6.85% due 04/01/12	20,000	20,354
Newmont Mining Corp. 8.63% due 05/15/11	10,000	11,088
Timken Co. 5.75% due 02/15/10	15,000	14,681

Plastic — 0.0%
Sealed Air Corp. 5.38% due 04/15/08*	75,000	74,363
		549,842

MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
Southern California Public Power Authority Project 6.93% due 05/15/17	50,000	54,923

REAL ESTATE — 0.7%

Real Estate Companies — 0.2%
AMB Property LP 5.45% due 12/01/10	100,000	98,781
EOP Operating LP 7.00% due 07/15/11	20,000	20,777
ERP Operating LP 5.38% due 08/01/16	12,000	11,262
Liberty Property LP 7.25% due 03/15/11	25,000	26,175
Liberty Property LP 8.50% due 08/01/10	50,000	54,301
Mack-Cali Realty LP 5.80% due 01/15/16	10,000	9,556
Regency Centers LP 4.95% due 04/15/14	30,000	27,711
Susa Partnership LP 6.95% due 07/01/06	40,000	40,000

Real Estate Investment Trusts — 0.5%
Avalon Bay Communities, Inc. 7.50% due 12/15/10	100,000	106,012

Brandywine Operating Partnership LP 5.75% due 04/01/12	55,000	53,834
Developers Diversified Realty Corp. 5.00% due 05/03/10	120,000	116,278
Duke Realty LP 5.50% due 03/01/16	10,000	9,484
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09	10,000	9,569
Kimco Realty Corp. 5.58% due 11/23/15	100,000	95,635
Reckson Operating Partnership LP 6.00% due 03/31/16	71,000	68,750
Regency Centers LP 5.25% due 08/01/15*	35,000	32,712
Regency Centers LP 7.75% due 04/01/09	30,000	31,595
Simon Property Group LP 4.60% due 06/15/10	45,000	43,125
Simon Property Group LP 5.10% due 06/15/15	40,000	36,969
Simon Property Group LP 5.38% due 06/01/11	70,000	68,236
Simon Property Group LP 6.35% due 08/28/12	10,000	10,146
United Dominion Realty Trust 6.05% due 06/01/13	70,000	69,083
		1,039,991

U.S. GOVERNMENT AGENCIES — 3.3%

U.S. Government Agencies — 3.3%
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)	55,516	51,536
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)	25,591	24,278
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	244,569	231,186
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	14,941	14,403
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31	48,295	47,004
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	154,981	145,202
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	149,288	139,869
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	233,853	218,566
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)	35,334	34,600
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	68,052	65,535
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	90,560	89,499
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	7,467	7,562
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	7,483	7,564
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36	48,087	48,374
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	14,137	14,483
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,051	1,091
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28	6,119	6,355
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	136	143
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(5)	3,311	3,309
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23	20,000	20,450
Federal National Mtg. Assoc. 4.56% due 01/01/15	236,643	220,876
Federal National Mtg. Assoc. 4.85% due 11/01/15	223,239	212,158
Federal National Mtg. Assoc. 5.00% due 03/01/18	130,996	126,445
Federal National Mtg. Assoc. 5.00% due 06/01/19	40,448	39,016
Federal National Mtg. Assoc. 5.00% due 04/01/34	392,870	368,416
Federal National Mtg. Assoc. 5.00% due 05/01/35	229,221	214,407
Federal National Mtg. Assoc. 5.50% due 02/01/36	49,207	48,895
Federal National Mtg. Assoc. 5.50% due 03/01/18	48,837	48,009
Federal National Mtg. Assoc. 5.50% due 07/01/19	30,827	30,284
Federal National Mtg. Assoc. 5.50% due 12/01/33	350,197	337,835
Federal National Mtg. Assoc. 5.50% due 06/01/34	38,725	37,294
Federal National Mtg. Assoc. 5.50% due 12/01/35	99,286	95,431
Federal National Mtg. Assoc. 5.93% due 10/01/11	59,360	59,787
Federal National Mtg. Assoc. 6.00% due 06/25/16	75,000	74,750
Federal National Mtg. Assoc. 6.00% due 06/01/17	33,322	33,450
Federal National Mtg. Assoc. 6.00% due 12/01/33	77,986	76,996
Federal National Mtg. Assoc. 6.00% due 05/01/34	52,436	51,714
Federal National Mtg. Assoc. 6.00% due 08/01/34	74,614	73,611
Federal National Mtg. Assoc. 6.00% due 10/01/34	77,698	76,627
Federal National Mtg. Assoc. 6.00% due 06/01/35	7,539	7,426
Federal National Mtg. Assoc. 6.00% due December TBA	635,000	637,183
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,670	16,700
Federal National Mtg. Assoc. 6.36% due 07/01/08	29,340	29,459
Federal National Mtg. Assoc. 6.43% due 01/01/08	17,781	17,830
Federal National Mtg. Assoc. 6.50% due 08/01/17	75,192	76,282
Federal National Mtg. Assoc. 6.50% due 09/01/32	84,457	85,202
Federal National Mtg. Assoc. 6.50% due 04/01/34	39,731	39,964
Federal National Mtg. Assoc. 6.56% due 07/01/11	158,490	162,474
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)	25	25
Government National Mtg. Assoc. 6.00% due 11/15/31	226,672	225,202
Government National Mtg. Assoc. 7.00% due 05/15/33	46,269	47,720
Government National Mtg. Assoc. 7.50% due 01/15/32	17,478	18,271

Government National Mtg. Assoc. 8.00% due 01/15/31	2,503	2,658
Government National Mtg. Assoc. 8.50% due 11/15/17	2,236	2,383
Government National Mtg. Assoc. 9.00% due 11/15/21	754	813
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35 (5)	930	961
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35 (5)	11,558	12,027
		4,779,590

U.S. GOVERNMENT OBLIGATIONS — 7.2%

U.S. Treasuries — 7.2%
United States Treasury Bonds 5.38% due 02/15/31	220,000	223,799
United States Treasury Bonds 6.25% due 08/15/23	625,000	689,307
United States Treasury Bonds 6.38% due 08/15/27	350,000	397,277
United States Treasury Bonds 6.63% due 02/15/27	150,000	174,656
United States Treasury Bonds 6.88% due 08/15/25	140,000	166,009
United States Treasury Bonds 7.13% due 02/15/23	190,000	227,317
United States Treasury Bonds 7.88% due 02/15/21	175,000	220,199
United States Treasury Bonds 8.75% due 08/15/20	100,000	133,922
United States Treasury Bonds 11.25% due 02/15/15	100,000	142,024
United States Treasury Notes 2.38% due 04/15/11	1,014,900	1,010,896
United States Treasury Notes 2.63% due 05/15/08	900,000	859,395
United States Treasury Notes 2.63% due 03/15/09	1,025,000	960,977
United States Treasury Notes 3.13% due 09/15/08	650,000	622,832
United States Treasury Notes 3.25% due 08/15/08	1,100,000	1,058,407
United States Treasury Notes 3.63% due 07/15/09	500,000	479,121
United States Treasury Notes 3.75% due 05/15/08	300,000	292,418
United States Treasury Notes 4.00% due 02/15/14	325,000	301,920
United States Treasury Notes 4.38% due 12/15/10	450,000	437,098
United States Treasury Notes 4.50% due 02/15/09	500,000	492,090
United States Treasury Notes 4.50% due 11/15/10	10,000	9,768
United States Treasury Notes 4.50% due 11/15/15	77,000	73,343
United States Treasury Notes 4.50% due 02/15/16	700,000	665,984
United States Treasury Notes 4.63% due 02/29/08	73,000	72,335
United States Treasury Notes 4.88% due 04/30/11	575,000	569,138
United States Treasury Notes 5.13% due 05/15/16	20,000	19,977
United States Treasury Notes 5.63% due 05/15/08	170,000	171,341
United States Treasury Notes 6.50% due 10/15/06 (1)	110,000	110,361
		10,581,911

UTILITIES — 0.8%

Electric Utilities — 0.6%
AES Corp. 8.88% due 02/15/11	15,000	15,750
American Electric Power, Inc. 4.71% due 08/16/07	12,000	11,853
Appalachian Power Co. 5.00% due 06/01/17	12,000	10,774
Calpine Corp. 8.75% due 07/15/13*(2)(13)	50,000	47,000
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23	13,000	12,125
Centerpoint Energy, Inc. 5.88% due 06/01/08	20,000	19,960
Consumers Energy Co. 4.25% due 04/15/08*	20,000	19,439
Dominion Resources, Inc. 5.69% due 05/15/08	22,000	21,932
Duke Energy Corp. 4.20% due 10/01/08	20,000	19,319
Duquesne Light Holdings, Inc. 6.25% due 08/15/35	6,000	5,376
Enersis SA 7.40% due 12/01/16	15,000	15,250
Entergy Louisiana, Inc. 5.83% due 11/01/10	30,000	29,500
Exelon Generation Co. LLC 5.35% due 01/15/14	40,000	38,213
Florida Power & Light Co. 5.95% due 10/01/33	11,000	10,571
Indiantown Cogeneration LP 9.26% due 12/15/10	7,030	7,364
Midamerican Energy Holdings Co. 6.13% due 04/01/36	150,000	140,217
NSTAR 8.00% due 02/15/10	40,000	42,744
Ohio Edison Co. 6.88% due 07/15/36	10,000	10,161
Pepco Holdings, Inc. 5.50% due 08/15/07	100,000	99,641
PSE&G Power LLC 3.75% due 04/01/09	35,000	33,163
PSE&G Power LLC 7.75% due 04/15/11	90,000	96,328
PSI Energy, Inc. 7.85% due 10/15/07	27,000	27,656
Public Service Electric & Gas Co. 5.00% due 08/15/14	6,000	5,663
Puget Sound Energy, Inc. 5.20% due 10/01/15	25,000	23,356
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	21,381
Southern California Edison Co. 5.63% due 02/01/36	12,000	10,817
Texas-New Mexico Power Co. 6.25% due 01/15/09	30,000	30,142
TXU Corp. 4.80% due 11/15/09	60,000	57,081

Gas & Pipeline Utilities — 0.2%
Duke Energy Field Services 6.88% due 02/01/11	10,000	10,328
Energen Corp. 7.63% due 12/15/10	60,000	62,813
Kinder Morgan Finance Co., 5.70% due 01/05/16	18,000	15,629
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36	150,000	138,081
NGC Corp. Capital Trust 8.32% due 06/01/27	25,000	21,375
Southern California Gas Co. 5.75% due 11/15/35	10,000	9,395

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	18,000	17,867
GTE Northwest, Inc. 5.55% due 10/15/08	10,000	9,882
GTE Southwest, Inc. 8.50% due 11/15/31	20,000	22,501
		1,190,647

TOTAL BONDS & NOTES (cost $30,590,041)		29,928,548

Foreign Bonds & Notes — 1.6%

CONSUMER DISCRETIONARY — 0.0%
Retail—0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	10,000	9,200

CONSUMER STAPLES — 0.1%
Food, Beverage & Tobacco—0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11	90,000	104,625
Diageo Capital PLC 4.38% due 05/03/10	17,000	16,165
		120,790
FINANCE — 0.7%
Banks—0.3%
HBOS Capital Funding LP 6.85% due 03/23/09(12)	25,000	24,000
National Australia Bank, Ltd., 8.60% due 05/19/10	100,000	109,591
NIB Capital Bank NV 5.82% due 12/11/13*(8)	10,000	9,441
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	100,000	107,389
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	40,000	40,986
Scotland International Finance BV 7.70% due 08/15/10*	110,000	118,073

Financial Services—0.2%
Aiful Corp. 4.45% due 02/16/10*	120,000	112,590
Fosters Financial Corp. 5.88% due 06/15/35*	10,000	8,746
Nell AF SARL 8.38% due 08/15/15*	20,000	19,225
UFJ Finance Aruba AEC 6.75% due 07/15/13	200,000	208,356

Insurance—0.2%
AXA SA 8.60% due 12/15/30	120,000	142,811
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	15,000	12,750
VTB Capital SA 6.25% due 06/30/35*	100,000	94,550
XL Capital Finance PLC 6.50% due 01/15/12	35,000	35,520
		1,044,028

FOREIGN GOVERNMENT BONDS — 0.3%
Foreign Government—0.3%
Federal Republic of Brazil 8.00% due 01/15/18	20,000	21,100
Federal Republic of Brazil 10.50% due 07/14/14	20,000	24,080
Province of Quebec 7.50% due 09/15/29	24,000	28,957
Republic of Argentina 4.89% due 08/03/12(9)	30,000	24,810
Republic of Argentina 8.28% due 12/31/33	65,342	58,219
Republic of Turkey 9.00% due 06/30/11	20,000	20,850
Republic of Turkey 11.88% due 01/15/30	50,000	68,313
Republic of Venezuela 8.50% due 10/08/14	10,000	10,575
Republic of Venezuela 9.25% due 09/15/27	60,000	70,800
Russian Federation 5.00% due 03/31/30*(7)	12,000	12,765
Russian Federation 5.00% due 03/31/30(7)	85,000	90,466
		430,935

HEALTHCARE — 0.0%
Drugs—0.0%
Elan Finance PLC 7.75% due 11/15/11*	10,000	9,550

INDUSTRIAL & COMMERCIAL — 0.1%
Aerospace & Military Technology—0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	81,296	81,659

Machinery—0.0%
Atlas Copco AB 6.50% due 04/01/08*	9,000	9,102
		90,761

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media—0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)	20,000	16,950

INFORMATION TECHNOLOGY — 0.2%
Telecommunications—0.2%
British Telecommunications PLC 8.63% due 12/15/30	10,000	12,290
France Telecom SA 7.75% due 03/01/11	110,000	118,163
France Telecom SA 8.50% due 03/01/31	50,000	60,164
Telecom Italia Capital SA 5.25% due 11/15/13	15,000	13,867
Telecom Italia Capital SA 6.38% due 11/15/33	31,000	28,029
TELUS Corp. 7.50% due 06/01/07	14,000	14,205
TELUS Corp. 8.00% due 06/01/11	22,000	23,823
		270,541

MATERIALS — 0.1%
Forest Products—0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	14,213

Metals & Minerals—0.1%
Inco, Ltd. 7.20% due 09/15/32	70,000	71,660
Noranda, Inc. 6.00% due 10/15/15	19,000	18,091
Noranda, Inc. 6.20% due 06/15/35	14,000	12,384
		116,348

REAL ESTATE — 0.0%
Real Estate Companies—0.0%
Brascan Corp. 8.13% due 12/15/08	19,000	19,949

UTILITIES — 0.1%
Telephone—0.1%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(14)	110,000	118,093
Deutsche Telekom International Finance BV 8.25% due 06/15/30(14)	90,000	103,909
		222,002

TOTAL FOREIGN BONDS & NOTES (cost $2,367,324)		2,351,054

Exchange Traded Funds — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
iShares MSCI EAFE Index Fund		4,700	64,108
(cost $65,847)
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $123,627,827)			130,303,429

Short-Term Investment Securities — 8.4%

U.S. GOVERNMENT AGENCIES — 8.4%

Federal Home Loan Bank Disc. Notes 4.95% due 07/03/06		12,300,000	12,296,618
(cost $12,296,618)
Repurchase Agreements — 2.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $447,093 and collateralized by $490,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $460,600		447,000	447,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $705,176 and collateralized by $725,000 of United States Treasury Bonds, bearing interest at 7.88%, due 04/30/11 and having an approximate value of $721,375		705,000	705,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)		2,423,000	2,423,000
UBS Securities LLC Joint Repurchase Agreement (6)		190,000	190,000

TOTAL REPURCHASE AGREEMENTS (cost $3,765,000)			3,765,000

TOTAL INVESTMENTS — (cost $139,689,445)@	99.9%		146,365,040
Other assets less liabilities—	0.1		155,814

NET ASSETS—	100.0%		$146,520,854

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $2,751,589 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Bond in default
(3)	Fair valued security; see Note 1.
(4)	Illiquid security
(5)	Collateralized Mortgage Obligation
(6)	See Note 2 for details of Joint Repurchase Agreement
(7)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(9)	Floating security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(10)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.
The rate reflected is as of June 30, 2006.
(11)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(12)	Perpetual maturity date. The maturity date shown represents the next call date.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
(15)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of June 30, 2006, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market	Value as a
	Acquisition		Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	5,000	$5,000	$5,750	$115.00	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	07/15/05	20,000	0	0	0	0.0%
				$5,750		0.0%

ADR-	American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through-  These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Appreciation
3 Short	U.S. Treasury 2 YR Note	September 2006	$610,843	$608,344	$2,499
1 Long	U.S. Treasury 5 YR Note	September 2006	102,984	103,406	422
					$2,921

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Depreciation

Kingdom of Sweden
3.00% due 07/12/16	SEK	(2,975,000)	07/31/06	$(373,090)	$(378,946)	$(5,856)

Kingdom of Sweden
5.25% due 03/15/11	SEK	(7,175,000)	07/31/06	(1,036,488)	(1,057,694)	(21,206)
						$(27,062)

Open Forward Foreign Currency Contracts

	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation

*	CNY	215,000	USD	27,295	09/20/06	$201
*	HUF	3,700,000	USD	17,981	09/20/06	1,317
	INR	800,000	USD	17,384	09/20/06	42
	ISK	640,000	USD	8,857	09/20/06	553
*	JPY	127,090,000	USD	1,131,137	09/20/06	7,641
*	RUB	490,000	USD	18,297	09/20/06	12
*	TRY	15,000	USD	9,311	09/20/06	165
*	USD	99,421	BRL	230,000	09/20/06	4,847
	USD	15,399	CLP	8,300,000	09/20/06	42
*	USD	142,780	CZK	3,190,000	09/20/06	1,442
*	USD	56,921	EUR	45,000	09/20/06	951
*	USD	16,639	HUF	3,700,000	09/20/06	25
*	USD	112,474	IDR	1,062,130,000	09/20/06	503
*	USD	54,696	ILS	245,000	09/20/06	736
*	USD	18,447	JPY	2,090,000	09/20/06	29
*	USD	70,942	MXN	810,000	09/20/06	166
*	USD	119,785	NOK	750,000	09/20/06	1,383
*	USD	95,096	RUB	2,550,000	09/20/06	64
*	USD	714,949	SGD	1,135,000	09/20/06	4,856
*	USD	41,781	THB	1,600,000	09/20/06	130
*	USD	18,198	TRY	30,000	09/20/06	94
	USD	8,970	TWD	290,000	09/20/06	64
						25,260

	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation

	AUD	235,000	USD	171,739	09/20/06	$(2,709)
*	BRL	145,000	USD	61,892	09/20/06	(3,842)
	CAD	65,000	USD	58,093	09/20/06	(275)
*	CZK	1,420,000	USD	63,188	09/20/06	(1,011)
*	EUR	140,000	USD	177,039	09/20/06	(3,008)
	GBP	35,000	USD	63,926	09/20/06	(918)
*	IDR	332,200,000	USD	35,265	09/20/06	(70)
*	ILS	80,000	USD	17,766	09/20/06	(334)
*	JPY	6,990,000	USD	60,854	09/20/06	(939)
*	MXN	100,000	USD	8,777	09/20/06	(2)
*	NOK	750,000	USD	119,701	09/20/06	(1,467)
	PHP	1,430,000	USD	26,620	09/20/06	(156)
*	RUB	410,000	USD	15,299	09/20/06	(1)
*	SGD	80,000	USD	50,414	09/20/06	(321)
*	THB	580,000	USD	15,146	09/20/06	(47)
*	TRY	25,000	USD	14,864	09/20/06	(380)
	USD	32,792	ARS	100,000	09/20/06	(723)
*	USD	82,891	CNY	650,000	09/20/06	(980)
*	USD	1,114,229	JPY	125,090,000	09/20/06	(8,413)
	USD	55,820	KRW	52,800,000	09/20/06	(17)
	USD	19,340	MYR	70,000	09/20/06	(194)
	USD	80,083	PLN	250,000	09/20/06	(1,171)
	USD	57,064	SKK	1,660,000	09/20/06	(1,729)
*	USD	34,300	TRY	55,000	09/20/06	(764)
	USD	43,684	ZAR	310,000	09/20/06	(689)
						(30,160)

Net Unrealized Appreciation (Depreciation)						$(4,900)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Yuan Renminbi

CZK - Czech Koruna

EUR - Euro

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovakian Koruna

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE

GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)

Common Stock — 50.3%

CONSUMER DISCRETIONARY — 4.8%

Apparel & Textiles — 1.0%
Carter’s, Inc.†	23,000	$607,890
Coach, Inc.†	30,785	920,471
NIKE, Inc.	8,645	700,245
True Religion Apparel, Inc.	37,000	654,900

Automotive — 0.3%
Advanced Auto Parts, Inc.†	25,715	743,164

Retail — 3.5%
CVS Corp.	12,600	386,820
Federated Department Stores, Inc.	83,700	3,063,420
Guitar Center, Inc.†	24,800	1,102,856
J.C. Penney Co., Inc.	18,860	1,273,238
Lowe’s Cos., Inc.	25,810	1,565,893
New York & Co., Inc.†	50,200	490,454
Pacific Sunwear of California†	28,000	502,040
Urban Outfitters, Inc.†	41,800	731,082
Wal-Mart Stores, Inc.	10,700	515,419
Walgreen Co.	3,000	134,520
		13,392,412

CONSUMER STAPLES — 2.5%

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch Cos., Inc.	800	36,472
Campbell Soup Co.	13,500	500,985
Coca-Cola Co.	9,900	425,898
Diageo PLC ADR	8,200	553,910
Kraft Foods, Inc.	19,500	602,550
Kroger Co.†	18,200	397,852
PepsiCo, Inc.	10,800	648,432
Whole Foods Market, Inc.	25,600	1,654,784

Household & Personal Products — 0.8%
Clorox Co.	3,600	219,492
Colgate-Palmolive Co.	9,100	545,090
Kimberly-Clark Corp.	3,200	197,440
Procter & Gamble Co.	18,300	1,017,480
Ultralife Batteries, Inc.†	25,600	259,328
		7,059,713

ENERGY — 6.6%

Energy Services — 4.8%
Atwood Oceanics, Inc.†	20,400	1,011,840
Baker Hughes, Inc.	5,500	450,175
Bill Barrett Corp.†	9,600	284,256
BJ Services Co.	44,495	1,657,884
Hercules Offshore, Inc.†	14,900	521,500
Hess Corp.	17,085	902,942
NGAS Resources, Inc.	67,100	529,419
Rowan Cos., Inc.†	18,900	672,651
RPC, Inc.	22,600	548,728
Schlumberger, Ltd.	9,900	644,589
Southern Co.	9,300	298,065

Suncor Energy, Inc.	36,780	2,979,548
Todco†	22,100	902,785
Valero Energy Corp.	21,775	1,448,473
Warren Resources, Inc.†	34,300	492,548

Energy Sources — 1.8%
Chevron Corp.	6,000	372,360
ConocoPhillips	12,720	833,542
Edge Petroleum Corp.†	39,500	789,210
EOG Resources, Inc.	11,305	783,889
Exxon Mobil Corp.	11,400	699,390
GlobalSantaFe Corp.	1,700	98,175
Occidental Petroleum Corp.	9,010	923,975
Range Resources Corp.	12,000	326,280
XTO Energy, Inc.	4,700	208,069
		18,380,293

FINANCE — 8.1%

Banks — 2.8%
Bank of America Corp.	10,900	524,290
Bank of New York Co., Inc.	13,000	418,600
Commerce Bancorp, Inc.	62,215	2,219,209
PNC Financial Services Group, Inc.	2,400	168,408
SunTrust Banks, Inc.	2,300	175,398
UCBH Holdings, Inc.	44,700	739,338
Wachovia Corp.	3,300	178,464
Wells Fargo & Co.	50,535	3,389,888

Financial Services — 4.6%
American Express Co.	65,335	3,477,129
Ameriprise Financial, Inc.	3,405	152,101
Citigroup, Inc.	11,000	530,640
Fannie Mae	3,300	158,730
Freddie Mac	1,800	102,618
Goldman Sachs Group, Inc.	14,190	2,134,602
Heartland Payment Systems, Inc.†	40,400	1,126,352
J.P. Morgan Chase & Co.	7,900	331,800
KKR Private Equity Investors LP	130,263	2,852,760
Moody’s Corp.	28,390	1,546,119
Morgan Stanley	6,400	404,544

Insurance — 0.7%
AFLAC, Inc.	7,200	333,720
Aspen Insurance Holdings, Ltd.	31,400	731,306
Hartford Financial Services Group, Inc.	2,200	186,120
ProAssurance Corp.†	15,000	722,700
XL Capital, Ltd.	2,800	171,640
		22,776,476

HEALTHCARE — 9.1%

Drugs — 5.1%
Abbott Laboratories	6,300	274,743
Amgen, Inc.†	3,800	247,874
Bristol-Myers Squibb Co.	12,200	315,492
Caremark Rx, Inc.†	3,600	179,532
Genentech, Inc.†	31,430	2,570,974
Genzyme Corp.†	4,500	274,725
Gilead Sciences, Inc.†	56,645	3,351,118
GlaxoSmithKline PLC	5,000	279,000
ImClone Systems, Inc.†	8,900	343,896
Invitrogen Corp.†	27,935	1,845,665
Kos Pharmaceuticals, Inc.†	1,000	37,620
Novartis AG ADR	13,600	733,312
Pfizer, Inc.	17,300	406,031

Roche Holdings AG	9,593	1,585,821
Teva Pharmaceutical Industries, Ltd. ADR	34,850	1,100,912
Wyeth	16,100	715,001

Health Services — 2.2%
Allscripts Heathcare Solutions, Inc.†	37,400	656,370
Cerner Corp.†	17,700	656,847
Dialysis Corp. of America	47,200	524,864
Lincare Holdings, Inc.†	30,400	1,150,336
Medco Health Solutions, Inc.†	9,200	526,976
Symbion, Inc.†	51,200	1,062,912
United Surgical Partners International, Inc.†	27,850	837,450
UnitedHealth Group, Inc.	16,840	754,095
Wellpoint, Inc.†	1,500	109,155

Medical Products — 1.8%
Alcon, Inc.†	10,090	994,369
Baxter International, Inc.	7,100	260,996
BioMimetic Therapeutics, Inc.	30,800	204,204
Boston Scientific Corp.†	17,400	293,016
ev3, Inc.†	22,000	325,820
IRIS International, Inc.†	19,600	257,936
Johnson & Johnson	11,000	659,120
MedImmune, Inc.†	5,200	140,920
Medtronic, Inc.	10,600	497,352
PolyMedica Corp.	14,200	510,632
Quidel Corp.†	25,200	239,400
St. Jude Medical, Inc.†	3,800	123,196
Zimmer Holdings, Inc.†	6,700	380,024
		25,427,706

INDUSTRIAL & COMMERCIAL — 5.8%

Aerospace & Military Technology — 1.5%
Boeing Co.	4,300	352,213
DRS Technologies, Inc.	22,200	1,082,250
Esterline Technologies Corp.†	12,700	528,193
General Dynamics Corp.	5,400	353,484
Lockheed Martin Corp.	5,300	380,222
Northrop Grumman Corp.	2,800	179,368
Raytheon Co.	6,900	307,533
TransDigm Group, Inc.†	24,900	596,355
United Technologies Corp.	4,200	266,364

Business Services — 2.5%
Alliance Data Systems Corp.†	19,600	1,152,872
Automatic Data Processing, Inc.	7,900	358,265
Fluor Corp.	2,800	260,204
Getty Images, Inc.†	10,400	660,504
Harte-Hanks, Inc.	40,700	1,043,548
Monsanto Co.	18,960	1,596,242
Rollins, Inc.	60,900	1,196,076
Source Interlink Cos., Inc.†	55,800	664,020

Electrical Equipment — 0.3%
ChipMos Technologies, Ltd.	50,300	295,764
Emerson Electric Co.	7,600	636,956

Machinery — 0.9%
Astec Industries, Inc.†	24,000	818,880
Caterpillar, Inc.	3,000	223,440
Deere & Co.	1,400	116,886
IDEX Corp.	23,600	1,113,920
Parker-Hannifin Corp.	3,800	294,880

Multi-Industry — 0.5%
General Electric Co.	32,600	1,074,496
Honeywell International, Inc.	4,500	181,350

Transportation — 0.1%
Union Pacific Corp.	1,400	130,144
United Parcel Service, Inc.	3,200	263,456
		16,127,885

INFORMATION & ENTERTAINMENT — 1.7%

Broadcasting & Media — 0.2%
Comcast Corp., Special Class A†	17,800	583,484

Entertainment Products — 0.1%
Walt Disney Co.	9,000	270,000

Leisure & Tourism — 1.4%
Boyd Gaming Corp.	11,400	460,104
Gaylord Entertainment Co.†	15,100	658,964
Harrah’s Entertainment, Inc.	30,060	2,139,671
Morton’s Restaurant Group, Inc.	49,200	753,744
		4,865,967

INFORMATION TECHNOLOGY — 9.9%

Communication Equipment — 0.2%
QUALCOMM, Inc.	15,200	609,064

Computer Services — 0.5%
Sun Microsystems, Inc.†	311,440	1,292,476

Computer Software — 2.7%
Activision, Inc.†	12,100	137,698
Cognos, Inc.†	25,500	725,475
Electronic Arts, Inc.†	73,590	3,167,314
Mastercard, Inc.	7,300	350,400
Microsoft Corp.	15,700	365,810
Oracle Corp.†	8,900	128,961
Parametric Technology Corp.	61,600	782,936
Quest Software, Inc.†	47,200	662,688
THQ, Inc.†	27,600	596,160
Verint Systems, Inc.†	19,500	569,205

Computers & Business Equipment — 2.4%
Apple Computer, Inc.†	97,110	5,546,923
Hewlett-Packard Co.	2,600	82,368
Intergraph Corp.†	18,400	579,416
International Business Machines Corp.	2,900	222,778
Jack Henry & Associates, Inc.	21,400	420,724

Electronics — 2.0%
Advanced Micro Devices, Inc.†	2,300	56,166
Entegris, Inc.†	108,900	1,037,817
Integrated Device Technology, Inc.†	31,600	448,088
Intel Corp.	10,600	200,870
Microsemi Corp.†	52,100	1,270,198
Power Integrations, Inc.†	35,300	617,044
Rudolph Technologies, Inc.†	64,000	928,000
Semtech Corp.†	48,600	702,270
Texas Instruments, Inc.	10,000	302,900

Internet Software — 0.8%
F5 Networks, Inc.†	18,200	973,336
Lawson Software, Inc.	143,300	960,110
Websense, Inc.†	11,800	242,372

Telecommunications — 1.3%
Arris Group, Inc.†	36,600	480,192
BellSouth Corp.	7,400	267,880
Comtech Telecommunications Corp.†	25,000	731,750
Corning, Inc.†	19,800	478,962
Essex Corp.†	22,700	418,134
Level 3 Communications, Inc.†	87,325	387,723
Motorola, Inc.	3,400	68,510
Powerwave Technologies, Inc.†	48,300	440,496
Sprint Corp.	3,600	71,964
Verizon Communications, Inc.	7,200	241,128
		27,566,306

MATERIALS — 0.8%

Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	800	68,776
Praxair, Inc.	5,400	291,600
Syngenta AG†	6,139	815,989

Metals & Minerals — 0.4%
Barrick Gold Corp.	13,800	408,480
Newmont Mining Corp.	13,400	709,262
		2,294,107

UTILITIES — 1.0%

Electric Utilities — 0.9%
AES Corp.†	94,310	1,740,019
Dominion Resources, Inc.	1,300	97,227
PG&E Corp.	9,500	373,160
Progress Energy, Inc.	5,500	235,785

Telephone — 0.1%
AT&T, Inc.	15,400	429,506
		2,875,697

TOTAL COMMON STOCK (cost $131,632,401)		140,766,562

Preferred Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% (10)	2,000	45,620
Morgan Stanley Series A 6.19%	1,000	25,180
		70,800

U.S. GOVERNMENT AGENCIES — 0.0%

U.S. Government Agencies — 0.0%
Federal National Mtg. Assoc., Series O 7.07% (9)	432	23,436
TOTAL PREFERRED STOCK (cost $98,476)		94,236

Asset-Backed Securities — 6.0%

FINANCE — 5.8%

Financial Services — 5.7%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$330,000	318,829
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	550,000	534,643
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43	75,000	75,961
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(5)	80,000	76,053
Banc of America Large Loan, Inc., Series 2005-BBA6 A2 5.37% due 01/15/19*(3)(5)(9)	40,000	40,013
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(5)(11)	110,000	107,077
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(5)(9)	201,579	196,643
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*	60,000	58,084
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38	25,000	24,025
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.82% due 11/11/41(5)	760,000	707,252
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	485,000	476,032
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	430,000	414,023
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	419,572	411,814
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	485,000	462,269
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	300,000	292,172
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(5)(11)	225,000	215,696
Commerical Mtg. Pass Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)	338,000	318,882
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA C 5.46% due 04/15/21*(5)(9)	58,000	58,036
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA D 5.48% due 04/15/21*(5)(9)	57,000	57,095
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)	40,327	40,526
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08	93,036	92,149
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(5)	760,000	729,659
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)	500,000	483,671
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.61% due 04/25/35(5)(11)	482,507	481,040
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	645,000	627,173
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	450,000	430,673
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	145,000	141,265
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	104,948	104,620
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7 AJ 5.88% due 04/15/45(3)(5)	175,000	174,541
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(5)	450,000	429,576
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)	210,000	213,469
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(5)(11)	20,000	19,343
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38	725,000	682,644
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(5)	76,464	77,067
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(11)	298,004	290,266
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(5)	209,021	211,448
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)	1,010,000	937,682
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40(5)	50,000	47,473
MortgageIT Trust, Series 2005-4 A1 5.60% due 10/25/35(5)(9)	632,596	632,904
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	485,000	470,325
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	216,294
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	137,827	139,015
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	450,000	438,438
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	200,000	192,569
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	485,000	472,658
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25 G 5.73% due 05/15/43(5)(11)	50,000	48,665
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(5)(11)	704,719	685,541
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(5)(11)	595,547	578,516
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08	525,000	533,695
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	401,666	394,448
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	113,518	113,301
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10	185,000	181,098
		16,156,351

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
IMPAC CMB Trust, Series 2005-4 1A1A 5.59% due 05/25/35(5)(9)	501,754	502,181

TOTAL ASSET-BACKED SECURITIES (cost $17,194,511)		16,658,532

Bonds & Notes — 32.6%

CONSUMER DISCRETIONARY — 0.5%

Automotive — 0.2%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,888
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	130,000	125,691
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11	150,000	147,548
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	15,000	15,609
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	220,000	249,101
Dura Operating Corp. 8.63% due 04/15/12	13,000	11,050
Ford Motor Co. 7.45% due 07/16/31	120,000	86,700
General Motors Corp. 8.25% due 07/15/23	25,000	19,687

Housing & Household Durables — 0.3%
D.R. Horton, Inc. 5.38% due 06/15/12	35,000	32,706
D.R. Horton, Inc. 5.63% due 09/15/14	215,000	197,031
D.R. Horton, Inc. 6.88% due 05/01/13	160,000	159,620
Pulte Homes, Inc. 7.88% due 08/01/11	130,000	136,440
Pulte Homes, Inc. 8.13% due 03/01/11	145,000	153,478

Retail — 0.0%
Wendy’s International, Inc. 7.00% due 12/15/25	90,000	84,990
		1,427,539

CONSUMER STAPLES — 0.7%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc. 7.00% due 11/04/13	470,000	495,850
ConAgra Foods, Inc. 6.75% due 09/15/11	190,000	195,846
Fosters Finance Corp. 6.88% due 06/15/11*	15,000	15,547
Kraft Foods, Inc. 6.25% due 06/01/12	550,000	556,418
SABMiller PLC 6.20% due 07/01/11	410,000	412,267
Tyson Foods, Inc. 6.60% due 04/01/16	315,000	307,901

Household & Personal Products — 0.0%
Whirlpool Corp. 6.50% due 06/15/16	30,000	29,568
		2,013,397

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	130,000	149,044

ENERGY — 0.8%

Energy Services — 0.3%
Consolidated Natural Gas Co. B 5.38% due 11/01/06	17,000	16,975
Hanover Compressor Co. 9.00% due 06/01/14	25,000	26,125
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,162
Motiva Enterprises LLC 5.20% due 09/15/12*	205,000	199,379
PacifiCorp. 6.38% due 05/15/08	150,000	151,906
Petroleum Export Peloil 5.27% due 06/15/11*	215,168	210,141
Premcor Refining Group, Inc. 6.75% due 02/01/11*	32,000	32,809
Seitel, Inc. 11.75% due 07/15/11	10,000	11,175
Southern Energy, Inc. 7.90% due 07/15/09(3)(4)(15)	25,000	0
Valero Energy Corp. 7.50% due 04/15/32	55,000	59,714

Energy Sources — 0.5%
Amerada Hess Corp. 7.88% due 10/01/29	15,000	16,735
Anadarko Finance Co. 7.50% due 05/01/31	18,000	19,339
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*	29,000	28,520
ConocoPhillips 7.00% due 03/30/29	51,000	55,932
Devon Energy Corp. 7.95% due 04/15/32	21,000	23,981
El Paso Production Holding Co. 7.75% due 06/01/13	40,000	40,300
Encore Acquisition Co. 6.00% due 07/15/15	6,000	5,400
Encore Acquisition Co. 6.25% due 04/15/14	4,000	3,680
NRG Energy, Inc. 7.25% due 02/01/14	10,000	9,750

NRG Energy, Inc. 7.38% due 02/01/16	35,000	34,125
Pemex Project Funding Master Trust 6.13% due 08/15/08	190,000	189,620
Pemex Project Funding Master Trust 6.63% due 06/15/35*	1,175,000	1,063,375
Sempra Energy 4.62% due 05/17/07	29,000	28,717
Shell International Finance 5.63% due 06/27/11	30,000	30,006
		2,273,866

FINANCE — 6.3%

Banks — 1.3%
ABN Amro Holding NV 6.52% due 11/08/12	30,000	30,317
Bank of America Corp. 5.25% due 12/01/15	160,000	151,312
Bank of America Corp. 7.40% due 01/15/11	430,000	457,527
Bank of America NA 6.00% due 06/15/16	18,000	18,004
BankBoston Capital Trust IV 5.87% due 06/08/28(9)	31,000	30,003
BB&T Capital Trust II 6.75% due 06/07/36	24,000	23,910
Branch Banking & Trust 4.88% due 01/15/13	15,000	14,282
Caisse Nationale des Casisses d’Epargne et de Prevoyance 5.55% due 12/30/09(9)	23,000	18,745
Charter One Bank 6.38% due 05/15/12	77,000	79,696
Comerica, Inc. 4.80% due 05/01/15	15,000	13,655
First Maryland Capital II 6.00% due 02/01/27(9)	28,000	27,361
HSBC Holdings PLC 6.50% due 05/02/36	274,000	269,363
Huntington National Bank 6.60% due 06/15/18	17,000	17,229
Independence Community Bank Corp. 3.50% due 06/20/08(9)	16,000	15,306
J.P. Morgan Chase Bank NA 5.88% due 06/13/16	24,000	23,672
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	25,000	25,272
MBNA America Bank NA 5.38% due 01/15/08	420,000	418,640
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	470,000	460,135
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(12)	35,000	36,687
National Westminster Bank 7.75% due 10/16/07(9)	13,000	13,289
NCNB Corp. 9.38% due 09/15/09	48,000	53,130
Popular North America, Inc. 5.65% due 04/15/09	23,000	22,814
Santander Issuances SA 5.81% due 06/20/16	15,000	15,033
Sanwa Bank, Ltd. 7.40% due 06/15/11	15,000	15,919
Southtrust Bank NA 4.75% due 03/01/13	30,000	28,147
U.S. Bancorp 7.50% due 06/01/26	195,000	222,065
Union Bank of California 5.95% due 05/11/16	30,000	29,802
US Bank NA 3.90% due 08/15/08	4,000	3,874
Wachovia Bank NA 5.60% due 03/15/16	290,000	281,183
Wachovia Capital Trust III 5.80% due 03/15/11	355,000	344,493
Wachovia Corp. 4.88% due 02/15/14	270,000	252,660
Washington Mutual Bank FA 5.50% due 01/15/13	33,000	32,031
Washington Mutual Bank FA 5.95% due 05/20/13	30,000	29,652
Western Financial Bank 9.63% due 05/15/12	31,000	34,112
Hybrid Capital Funding I 8.00% due 06/30/11(12)	40,000	40,585

Financial Services — 3.5%
Ameriprise Financial, Inc. 5.65% due 11/15/15	250,000	240,924
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	45,000	41,901
Citigroup, Inc. 5.00% due 09/15/14	1,197,000	1,120,353
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	52,000	53,560
Countrywide Financial Corp. 6.25% due 05/15/16	21,000	20,583
Countrywide Home Loans, Inc. 5.50% due 08/01/06	54,000	54,004
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15	580,000	542,089
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	390,000	402,421
Deere John Capital Corp. 5.40% due 04/07/10	450,000	444,514
Downey Financial Corp. 6.50% due 07/01/14	30,000	29,451
Farmers Exchange Capital 7.05% due 07/15/28*	470,000	449,727
Ford Motor Credit Co. 5.70% due 01/15/10	120,000	105,113
Ford Motor Credit Co. 5.80% due 01/12/09	44,000	40,197
Ford Motor Credit Co. 7.38% due 10/28/09	110,000	101,699
General Electric Capital Corp. 2.80% due 01/15/07	35,000	34,516
General Motors Acceptance Corp. 6.75% due 12/01/14	15,000	13,932
General Motors Acceptance Corp. 6.88% due 09/15/11	65,000	62,020
General Motors Acceptance Corp. 6.88% due 08/28/12	283,000	266,634
General Motors Acceptance Corp. 7.25% due 03/02/11	10,000	9,695
General Motors Acceptance Corp. 7.75% due 01/19/10	40,000	39,794

Genworth Global Funding 5.75% due 05/15/13	30,000	29,923
Golden West Financial Corp. 4.75% due 10/01/12	32,000	30,318
Goldman Sachs Group, Inc. 6.45% due 05/01/36	35,000	33,531
Goldman Sachs Group, Inc. 6.60% due 01/15/12	300,000	309,617
Household Finance Corp. 6.38% due 10/15/11	675,000	689,810
Household Finance Corp. 7.00% due 05/15/12	24,000	25,256
HSBC Finance Corp. 6.75% due 05/15/11	370,000	383,817
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,205,000	1,138,183
J.P. Morgan Chase & Co. 6.75% due 02/01/11	170,000	176,696
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	30,000	28,659
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13	30,000	29,536
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	400,000	402,654
Merrill Lynch & Co., Inc. 6.05% due 05/16/16	30,000	29,913
Morgan Stanley 4.75% due 04/01/14	920,000	843,474
Morgan Stanley 6.75% due 04/15/11	210,000	218,028
Overseas Private Investment Corp. 6.99% due 01/15/09	105,554	107,668
PNC Funding Corp. 5.75% due 08/01/06	32,000	32,002
Pricoa Global Funding I 4.63% due 06/25/12*	15,000	14,077
Principal Life Global Funding I 5.25% due 01/15/13*	21,000	20,390
Prudential Financial, Inc. 5.10% due 09/20/14	135,000	127,194
Residential Capital Corp. 6.38% due 06/30/10*	89,000	87,789
Residential Capital Corp. 6.50% due 04/17/13	15,000	14,720
SB Treasury Co., LLC 9.40% due 06/30/08*(8)	350,000	371,781
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	46,000	44,059
Sovereign Capital Trust V 7.91% due 06/13/36	36,000	36,532
Transamerica Finance Corp. 6.40% due 09/15/08	14,000	14,171
UBS Preferred Funding Trust V 6.24% due 07/10/06(8)	30,000	29,555
Verizon Global Funding Corp. 7.38% due 09/01/12	340,000	361,405
Verizon Global Funding Corp. 7.75% due 12/01/30	190,000	204,924

Insurance — 1.5%
ACE Capital Trust II 9.70% due 04/01/30	290,000	357,209
ACE INA Holdings, Inc. 5.88% due 06/15/14	50,000	48,306
ACE INA Holdings, Inc. 6.70% due 05/15/36	15,000	14,384
ACE INA Holdings, Inc. 8.30% due 08/15/06	100,000	100,278
Aegon NV 5.59% due 07/15/06(8)	33,000	27,555
Aetna, Inc. 6.63% due 06/15/36	20,000	19,783
Allstate Corp. 7.20% due 12/01/09	33,000	34,535
Allstate Financing II 7.83% due 12/01/45	44,000	45,940
Americo Life, Inc. 7.88% due 05/01/13*	19,000	19,032
Amerus Group Co. 6.58% due 05/16/11	30,000	30,343
Equitable Cos., Inc. 7.00% due 04/01/28	110,000	114,896
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	75,000	70,164
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	255,000	277,523
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	270,000	291,645
Great-West Life & Annuity Insurance Co. 7.15% due 05/16/16	55,000	53,720
ING Groep NV 5.78% due 12/08/15(8)	18,000	17,080
Jackson National Life Insurance Co. 8.15% due 03/15/27*	40,000	46,691
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	220,000	208,249
Lincoln National Corp. 7.00% due 05/17/66	325,000	322,479
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	15,000	13,966
Metlife, Inc. 5.00% due 11/24/13	18,000	16,934
Metropolitan Life Global Funding 4.63% due 08/19/10*	15,000	14,371
MIC Financing Trust I Pass-Through 8.38% due 02/01/27*	12,000	12,100
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13	21,000	19,489
Nationwide Life Global Funding I 5.35% due 03/15/11	30,000	29,523
Navigators Group, Inc. 7.00% due 05/01/16	114,000	112,391
Ohio Casualty Corp. 7.30% due 06/15/14	28,000	28,320
Protective Life Secured Trust 4.00% due 04/01/11	270,000	250,203
ReliaStar Financial Corp. 8.00% due 10/30/06	170,000	171,199
St. Paul Travelers Cos., Inc. 6.75% due 06/20/36	6,000	5,924
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07	200,000	200,057
Torchmark Corp. 6.25% due 12/15/06	130,000	130,029
Torchmark Corp. 6.38% due 06/15/16	15,000	14,886
Travelers Property Casualty Corp. 3.75% due 03/15/08	80,000	77,644
Travelers Property Casualty Corp. 6.38% due 03/15/33	240,000	227,769
Unitrin, Inc. 4.88% due 11/01/10	195,000	186,358

W.R. Berkley Capital Trust 8.20% due 12/15/45	270,000	272,194
W.R. Berkley Corp. 5.60% due 05/15/15	210,000	198,213
XL Capital, Ltd. 5.25% due 09/15/14	125,000	115,258
XL Capital, Ltd. 6.38% due 11/15/24	31,000	29,317
		17,684,671

HEALTHCARE — 0.2%

Drugs — 0.1%
Abbott Laboratories 5.88% due 05/15/16	36,000	35,692
Merck & Co., Inc. 2.50% due 03/30/07	22,000	21,510
Wyeth 5.50% due 02/01/14	25,000	24,156
Wyeth 6.95% due 03/15/11	17,000	17,734

Health Services — 0.1%
HCA, Inc. 6.95% due 05/01/12	30,000	29,284
Humana, Inc. 7.25% due 08/01/06	310,000	310,187
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	19,575
Universal Hospital Services, Inc. 10.13% due 11/01/11	15,000	15,600

Medical Products — 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(3)(4)	15,000	0
		473,738
INDUSTRIAL & COMMERCIAL — 0.4%

Aerospace & Military Technology — 0.1%
BF Goodrich Co. 6.29% due 07/01/16	130,000	129,231
BF Goodrich Co. 6.80% due 07/01/36	15,000	14,918
Raytheon Co. 4.85% due 01/15/11	30,000	28,889
Raytheon Co. 6.75% due 08/15/07	42,000	42,408

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	9,950
Aramark Services, Inc. 7.00% due 05/01/07	37,000	37,094
Dole Food, Inc. 8.88% due 03/15/11	5,000	4,688
Encana Holdings Finance Corp. 5.80% due 05/01/14	15,000	14,668
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	400,000	392,141
Monitronics International, Inc. 11.75% due 09/01/10	15,000	14,794
Monsanto Co. 5.50% due 08/15/25	20,000	18,132
Pactiv Corp. 7.95% due 12/15/25	55,000	58,092
Pitney Bowes, Inc. 4.75% due 01/15/16	26,000	23,667
Rent-Way, Inc. 11.88% due 06/15/10	15,000	15,431
Service Corp. International 6.75% due 04/01/16	15,000	13,800
Tyco International Group SA 6.00% due 11/15/13	30,000	29,721

Machinery — 0.0%
American Standard, Inc. 5.50% due 04/01/15	18,000	16,881
American Standard, Inc. 7.38% due 02/01/08	13,000	13,241

Multi-Industry — 0.0%
Stanley Works Capital Trust I 5.90% due 12/01/10	15,000	13,992

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	31,000	34,945
Canadian National Railway Co. 6.38% due 10/15/11	30,000	30,922
FedEx Corp., Series 981A Pass-Through 6.72% due 01/15/22	119,828	124,576
Ryder Systems, Inc. 5.00% due 06/15/12	29,000	27,178
		1,109,359

INFORMATION & ENTERTAINMENT — 2.0%

Broadcasting & Media — 1.3%
AOL Time Warner, Inc. 6.75% due 04/15/11	15,000	15,378
AOL Time Warner, Inc. 7.63% due 04/15/31	330,000	355,319
Belo (A.H.) Corp. 6.75% due 05/30/13	15,000	14,959
Chancellor Media Corp. 8.00% due 11/01/08	257,000	267,203

Charter Communications Holdings LLC 11.13% due 01/15/11	25,000	15,500
Clear Channel Communications, Inc. 4.90% due 05/15/15	32,000	27,315
Clear Channel Communications, Inc. 5.00% due 03/15/12	90,000	82,533
Clear Channel Communications, Inc. 7.65% due 09/15/10	270,000	281,597
Comcast Cable Communications, Inc. 8.50% due 05/01/27	35,000	40,922
Comcast Corp. 5.90% due 03/15/16	75,000	72,058
Comcast Corp. 6.50% due 11/15/35	200,000	188,794
Cox Communications, Inc. 5.45% due 12/15/14	380,000	351,347
Cox Communications, Inc. 7.13% due 10/01/12	30,000	31,030
Cox Communications, Inc. 7.63% due 06/15/25	16,000	16,866
Cox Communications, Inc. 7.75% due 11/01/10	230,000	243,566
Knight-Ridder, Inc. 6.88% due 03/15/29	15,000	13,532
Knight-Ridder, Inc. 7.15% due 11/01/27	20,000	18,696
Liberty Media Corp. 7.75% due 07/15/09	230,000	236,957
Liberty Media Corp. 7.88% due 07/15/09	20,000	20,705
News America, Inc. 7.30% due 04/30/28	15,000	15,211
Nexstar Finance, Inc. 7.00% due 01/15/14	10,000	9,100
Paxson Communications Corp. 11.32% due 01/15/13(7)	55,000	55,137
Time Warner Co., Inc. 7.25% due 10/15/17	14,000	14,658
Time Warner Entertainment Co., LP 8.38% due 03/15/23	302,000	335,816
Turner Broadcasting, Inc. 8.38% due 07/01/13	120,000	132,056
Univision Communications, Inc. 3.50% due 10/15/07	15,000	14,497
Univision Communications, Inc. 3.88% due 10/15/08	120,000	113,350
Viacom, Inc. 6.25% due 04/30/16	312,000	302,874
Viacom, Inc. 6.63% due 05/15/11	30,000	30,790
Viacom, Inc. 6.88% due 04/30/36	15,000	14,476
Viacom, Inc. 7.88% due 07/30/30	330,000	346,322
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	22,250

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	380,000	378,997

Leisure & Tourism — 0.6%
American Airlines, Inc., Series 01-1 Pass-Through 6.82% due 05/23/11	45,000	43,875
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10	51,504	48,671
Atlas Air, Inc., Series 1999-1 B Pass-Through 7.63% due 01/02/15	70,730	69,315
Atlas Air, Inc., Series 2000-1 A Pass-Through 8.71% due 01/02/19	17,778	18,445
Brunswick Corp. 5.00% due 06/01/11	24,000	22,642
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08	300,000	299,140
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 03/15/19	58,850	58,518
Continental Airlines, Inc., Series 99-2 Pass-Through 7.73% due 03/15/11	2,195	2,041
GTECH Holdings Corp. 4.50% due 12/01/09	245,000	235,543
GTECH Holdings Corp. 4.75% due 10/15/10	90,000	86,591
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	140,000	136,584
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	65,000	60,120
Harrah’s Operating Co., Inc. 6.50% due 06/01/16	381,000	371,240
Hilton Hotels Corp. 7.20% due 12/15/09	14,000	14,242
MGM Mirage, Inc. 5.88% due 02/27/14	35,000	31,369
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	10,000	9,413
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13	20,000	19,818
Royal Caribbean Cruises, Ltd. 7.25% due 06/15/16	40,000	39,611
		5,646,989

INFORMATION TECHNOLOGY — 1.4%

Computer Services — 0.1%
Computer Sciences Corp. 3.50% due 04/15/08	15,000	14,408
Electronic Data Systems Corp. 7.45% due 10/15/29	205,000	211,183

Computer Software — 0.0%
Oracle Corp. 5.00% due 01/15/11*	14,000	13,511

Electronics — 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18	27,000	26,536

Telecommunications — 1.3%
America Movil SA de CV 6.38% due 03/01/35	16,000	13,907
American Cellular Corp. 10.00% due 08/01/11	40,000	42,100
AT&T Broadband Corp. 8.38% due 03/15/13	290,000	322,086
AT&T Wireless Services, Inc. 7.88% due 03/01/11	680,000	732,443
Centennial Communications Corp. 10.74% due 01/01/08(9)	25,000	25,500
Corning, Inc. 6.20% due 03/15/16	18,000	17,882
Dobson Communications Corp. 9.32% due 07/15/06	15,000	15,112
Embarq Corp. 7.08% due 06/01/16	325,000	323,215
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)	5,000	5,750
Intelsat Bermuda, Ltd. 9.25% due 06/15/16	10,000	10,325
LCI International, Inc. 7.25% due 06/15/07	65,000	64,837
New England Telephone & Telegraph Co. 7.88% due 11/15/29	15,000	15,531
SBC Communications, Inc. 5.10% due 09/15/14	710,000	658,677
SBC Communications, Inc. 5.30% due 11/15/10	260,000	253,672
Sprint Capital Corp. 6.13% due 11/15/08	105,000	105,822
Sprint Capital Corp. 6.88% due 11/15/28	22,000	22,163
Sprint Capital Corp. 7.63% due 01/30/11	230,000	244,817
Sprint Capital Corp. 8.38% due 03/15/12	140,000	154,686
Telefonica Emisiones SAU 6.42% due 06/20/16	260,000	259,461
Telefonica Emisiones SAU 7.05% due 06/20/36	260,000	259,858
Verizon New York, Inc. 6.88% due 04/01/12	27,000	27,359
		3,840,841

MATERIALS — 0.5%

Chemicals — 0.2%
Agrium, Inc. 7.13% due 05/23/36	310,000	309,052
BCI US Finance Corp. 11.20% due 07/15/10*(9)	25,000	25,500
Cytec Industries, Inc. 4.60% due 07/01/13	175,000	156,745
Cytec Industries, Inc. 5.50% due 10/01/10	125,000	121,409
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14	9,000	8,419
Eastman Chemical Co. 7.63% due 06/15/24	15,000	15,559
ICI Wilmington, Inc. 7.05% due 09/15/07	36,000	36,364
Rohm & Haas Co. 7.85% due 07/15/29	20,000	23,387

Forest Products — 0.1%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)	25,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,200
Pliant Corp. 11.13% due 09/01/09(13)	19,000	20,045
Plum Creek Timberlands LP 5.88% due 11/15/15	26,000	24,836
Stora Enso Oyj 6.40% due 04/15/16	15,000	14,538
Temple-Inland, Inc. 6.63% due 01/15/18	300,000	298,483

Metals & Minerals — 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07	22,000	22,306
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	10,000	9,225
Inco, Ltd. 7.75% due 05/15/12	140,000	149,439
MeadWestvaco Corp. 6.85% due 04/01/12	30,000	30,532
Newmont Mining Corp. 8.63% due 05/15/11	15,000	16,631
Timken Co. 5.75% due 02/15/10	22,000	21,532

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	195,000	193,342
		1,506,544

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	101,390
Southern California Public Power Authority Project 6.93% due 05/15/17	100,000	109,847
		211,237

REAL ESTATE — 1.2%
Real Estate Companies — 0.3%
AMB Property LP 5.45% due 12/01/10	320,000	316,099
EOP Operating LP 7.00% due 07/15/11	30,000	31,166
ERP Operating LP 5.38% due 08/01/16	17,000	15,955
Liberty Property LP 7.25% due 03/15/11	145,000	151,817
Liberty Property LP 8.50% due 08/01/10	135,000	146,612
Mack-Cali Realty LP 5.80% due 01/15/16	15,000	14,334
Regency Centers LP 4.95% due 04/15/14	110,000	101,605
Susa Partnership LP 6.95% due 07/01/06	70,000	70,000

Real Estate Investment Trusts — 0.9%
Avalon Bay Communities, Inc. 7.50% due 12/15/10	310,000	328,636
Brandywine Operating Partnership LP 5.75% due 04/01/12	210,000	205,546
Developers Diversified Realty Corp. 5.00% due 05/03/10	415,000	402,129
Duke Realty LP 5.50% due 03/01/16	15,000	14,227
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09	15,000	14,354
Kimco Realty Corp. 5.58% due 11/23/15	290,000	277,342
Reckson Operating Partnership LP 6.00% due 03/31/16	239,000	231,426
Regency Centers LP 5.25% due 08/01/15*	130,000	121,502
Regency Centers LP 7.75% due 04/01/09	80,000	84,252
Simon Property Group LP 4.60% due 06/15/10	150,000	143,750
Simon Property Group LP 5.10% due 06/15/15	145,000	134,011
Simon Property Group LP 5.38% due 06/01/11	240,000	233,951
Simon Property Group LP 6.35% due 08/28/12	15,000	15,220
United Dominion Realty Trust 6.05% due 06/01/13	270,000	266,462
		3,320,396

U.S. GOVERNMENT AGENCIES — 3.7%

U.S. Government Agencies — 3.7%
Federal Home Loan Bank 4.50% due 09/08/08	60,000	58,828
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)	181,158	168,170
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)	81,891	77,690
Federal Home Loan Mtg. Corp. 3.63% due 02/15/07	115,000	113,661
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	54,000	51,369
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	105,000	103,187
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	165,997	156,913
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31	77,272	75,206
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	371,951	348,482
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	33,935	31,794
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	237,503	221,977
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	294,638	275,376
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)	61,835	60,550
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	102,077	98,303
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	374,677	360,108
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	130,250	128,723
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	14,934	15,124
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	14,965	15,129
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36	76,939	77,398
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	37,000	38,892
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	28,273	28,965
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,051	1,091
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25	2,928	3,041
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	252	267
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(5)	4,458	4,455
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23	40,000	40,900
Federal National Mtg. Assoc. 3.88% due 02/01/08	105,000	102,460
Federal National Mtg. Assoc. 4.50% due 02/01/20	173,095	163,947
Federal National Mtg. Assoc. 4.56% due 01/01/15	709,930	662,628
Federal National Mtg. Assoc. 4.75% due 12/15/10	21,000	20,402
Federal National Mtg. Assoc. 4.85% due 11/01/15	644,912	612,900
Federal National Mtg. Assoc. 5.00% due 03/01/18	159,089	153,561
Federal National Mtg. Assoc. 5.00% due 06/01/19	74,154	71,528
Federal National Mtg. Assoc. 5.00% due 03/01/20	81,970	79,067
Federal National Mtg. Assoc. 5.00% due 03/01/34	306,065	287,015
Federal National Mtg. Assoc. 5.00% due 05/01/35	91,688	85,763
Federal National Mtg. Assoc. 5.25% due 08/01/12	35,000	34,197
Federal National Mtg. Assoc. 5.50% due 02/01/36	78,732	78,231
Federal National Mtg. Assoc. 5.50% due 03/01/18	81,395	80,015
Federal National Mtg. Assoc. 5.50% due 07/01/19	96,908	95,202
Federal National Mtg. Assoc. 5.50% due 06/01/20	36,936	36,262
Federal National Mtg. Assoc. 5.50% due 12/01/33	234,932	226,639
Federal National Mtg. Assoc. 5.50% due 06/01/34	69,704	67,129
Federal National Mtg. Assoc. 5.50% due 12/01/35	158,858	152,690
Federal National Mtg. Assoc. 5.93% due 10/01/11	519,401	523,142
Federal National Mtg. Assoc. 6.00% due 06/25/16	125,000	124,584
Federal National Mtg. Assoc. 6.00% due 06/01/17	47,603	47,785
Federal National Mtg. Assoc. 6.00% due 12/01/33	122,549	120,994
Federal National Mtg. Assoc. 6.00% due 05/01/34	91,763	90,499
Federal National Mtg. Assoc. 6.00% due 08/01/34	104,459	103,055
Federal National Mtg. Assoc. 6.00% due 10/01/34	77,698	76,627

Federal National Mtg. Assoc. 6.00% due 06/01/35	121,205	119,390
Federal National Mtg. Assoc. 6.00% due December TBA	1,990,000	1,996,842
Federal National Mtg. Assoc. 6.06% due 09/01/11	218,062	219,891
Federal National Mtg. Assoc. 6.27% due 11/01/07	48,989	49,002
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,670	16,700
Federal National Mtg. Assoc. 6.36% due 07/01/08	95,354	95,743
Federal National Mtg. Assoc. 6.43% due 01/01/08	17,781	17,830
Federal National Mtg. Assoc. 6.50% due 08/01/16	374,178	379,573
Federal National Mtg. Assoc. 6.50% due 09/01/32	126,685	127,803
Federal National Mtg. Assoc. 6.50% due 04/01/34	71,515	71,934
Federal National Mtg. Assoc. 6.59% due 08/01/11	285,037	292,801
Federal National Mtg. Assoc. 6.80% due 01/01/07	110,397	110,137
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)	101	101
Government National Mtg. Assoc. 6.00% due 11/15/28	203,320	202,301
Government National Mtg. Assoc. 7.00% due 07/27/06	65,708	67,766
Government National Mtg. Assoc. 7.50% due 01/15/32	23,304	24,362
Government National Mtg. Assoc. 8.00% due 02/15/31	3,376	3,585
Government National Mtg. Assoc. 8.50% due 11/15/17	4,099	4,369
Government National Mtg. Assoc. 9.00% due 11/15/21	1,116	1,203
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35 (5)	5,726	5,916
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35 (5)	35,384	36,822
		10,495,993

U.S. GOVERNMENT OBLIGATIONS — 13.6%

U.S. Treasuries — 13.6%
United States Treasury Bonds 5.38% due 02/15/31	359,000	365,199
United States Treasury Bonds 6.25% due 08/15/23	2,024,000	2,232,251
United States Treasury Bonds 6.38% due 08/15/27	1,325,000	1,503,978
United States Treasury Bonds 6.63% due 02/15/27	750,000	873,281
United States Treasury Bonds 6.88% due 08/15/25	465,000	551,388
United States Treasury Bonds 7.13% due 02/15/23	700,000	837,484
United States Treasury Bonds 7.50% due 11/15/24	250,000	313,360
United States Treasury Bonds 7.88% due 02/15/21	625,000	786,426
United States Treasury Bonds 11.25% due 02/15/15	650,000	923,152
United States Treasury Notes 2.25% due 02/15/07	2,000	1,963
United States Treasury Notes 2.38% due 04/15/11	3,476,033	3,462,320
United States Treasury Notes 2.50% due 10/31/06	9,000	8,922
United States Treasury Notes 2.63% due 05/15/08	1,215,000	1,160,183
United States Treasury Notes 2.63% due 03/15/09	4,425,000	4,148,610
United States Treasury Notes 2.75% due 07/31/06	700,000	698,879
United States Treasury Notes 3.13% due 09/15/08	2,700,000	2,587,148
United States Treasury Notes 3.25% due 08/15/07	1,000,000	978,398
United States Treasury Notes 3.25% due 08/15/08	2,400,000	2,309,251
United States Treasury Notes 3.63% due 04/30/07	500,000	493,203
United States Treasury Notes 3.63% due 07/15/09	1,250,000	1,197,803
United States Treasury Notes 3.63% due 01/15/10	28,000	26,659
United States Treasury Notes 3.88% due 05/15/09	2,125,000	2,054,195
United States Treasury Notes 3.88% due 05/15/10	61,000	58,377
United States Treasury Notes 3.88% due 07/15/10	46,000	43,975
United States Treasury Notes 4.00% due 02/15/14	2,100,000	1,950,866
United States Treasury Notes 4.25% due 10/15/10	30,000	29,034
United States Treasury Notes 4.25% due 08/15/14	63,000	59,331
United States Treasury Notes 4.25% due 08/15/15	43,000	40,234
United States Treasury Notes 4.38% due 12/15/10	1,250,000	1,214,160
United States Treasury Notes 4.50% due 02/15/09	450,000	442,881
United States Treasury Notes 4.50% due 11/15/10	15,000	14,652
United States Treasury Notes 4.50% due 02/28/11	3,000	2,925
United States Treasury Notes 4.50% due 11/15/15	96,000	91,440
United States Treasury Notes 4.50% due 02/15/16	2,200,000	2,093,093
United States Treasury Notes 4.63% due 02/29/08	124,000	122,871
United States Treasury Notes 4.88% due 04/30/11	2,000,000	1,979,610
United States Treasury Notes 4.88% due 02/15/12	10,000	9,891
United States Treasury Notes 5.00% due 08/15/11	8,000	7,976
United States Treasury Notes 5.13% due 05/15/16	30,000	29,965
United States Treasury Notes 5.63% due 05/15/08	2,150,000	2,166,966
United States Treasury Notes 6.50% due 10/15/06 (1)	200,000	200,656
		38,072,956

UTILITIES — 1.1%

Electric Utilities — 0.8%
AES Corp. 8.88% due 02/15/11	25,000	26,250
American Electric Power, Inc. 4.71% due 06/17/07	18,000	17,780
Appalachian Power Co. 5.00% due 06/01/17	18,000	16,162
Calpine Corp. 8.75% due 07/15/13*(2)(13)	85,000	79,900
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23	20,000	18,653
Centerpoint Energy, Inc., 5.88% due 06/01/08	30,000	29,941
Consumers Energy Co. 4.25% due 04/15/08*	30,000	29,159
Dominion Resources, Inc. 5.69% due 05/15/08	33,000	32,898
Duke Energy Corp. 4.20% due 10/01/08	30,000	28,978
Duquesne Light Holdings, Inc. 6.25% due 08/15/35	9,000	8,064
Enersis SA 7.40% due 12/01/16	50,000	50,832
Entergy Louisiana, Inc. 5.83% due 11/01/10	45,000	44,249
Exelon Generation Co. LLC 5.35% due 01/15/14	150,000	143,297
Florida Power & Light Co. 5.95% due 10/01/33	16,000	15,376
Indiantown Cogeneration LP 9.26% due 12/15/10	10,275	10,762
Midamerican Energy Holdings Co. 6.13% due 04/01/36	520,000	486,086
NSTAR 8.00% due 02/15/10	130,000	138,918
Ohio Edison Co. 6.88% due 07/15/36	15,000	15,241

Pepco Holdings, Inc. 5.50% due 08/15/07	260,000	259,066
PSE&G Power LLC 3.75% due 04/01/09	110,000	104,227
PSE&G Power LLC 7.75% due 04/15/11	305,000	326,444
PSI Energy, Inc. 7.85% due 10/15/07	44,000	45,069
Public Service Electric & Gas Co. 5.00% due 08/15/14	18,000	16,990
Puget Sound Energy, Inc. 5.20% due 10/01/15	43,000	40,172
Reliant Energy Resources Corp. 7.75% due 02/15/11	30,000	32,071
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	25,125
Southern California Edison Co. 5.63% due 02/01/36	18,000	16,226
Texas-New Mexico Power Co. 6.25% due 01/15/09	100,000	100,475
TXU Corp. 4.80% due 11/15/09	200,000	190,271

Gas & Pipeline Utilities — 0.3%
Duke Energy Field Services 6.88% due 02/01/11	15,000	15,493
Energen Corp. 7.63% due 12/15/10	200,000	209,375
Kinder Morgan Finance Co., 5.70% due 01/05/16	27,000	23,443
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36	525,000	483,283
NGC Corp. Capital Trust 8.32% due 06/01/27	25,000	21,375
Southern California Gas Co. 5.75% due 11/15/35	15,000	14,093

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	28,000	27,794
GTE Northwest, Inc. 5.55% due 10/15/08	15,000	14,822
GTE Southwest, Inc. 8.50% due 11/15/31	40,000	45,003
		3,203,363

TOTAL BONDS & NOTES (cost $93,505,706)		91,429,932

Foreign Bonds & Notes — 2.3%

CONSUMER DISCRETIONARY — 0.0%
Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	20,000	18,400

CONSUMER STAPLES — 0.1%
Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	110,000	121,138
Companhia Brasileira de Bebidas 10.50% due 12/15/11	210,000	244,125
Diageo Capital PLC 4.38% due 05/03/10	28,000	26,624
		391,887

FINANCE — 1.1%
Banks — 0.4%
HBOS Capital Funding LP 6.85% due 03/23/09(12)	38,000	36,480
National Australia Bank, Ltd. 8.60% due 05/19/10	300,000	328,774
NIB Capital Bank NV 5.82% due 12/11/13*(8)	15,000	14,162
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	330,000	354,383
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	120,000	122,957
Scotland International Finance BV 7.70% due 08/15/10*	300,000	322,016

Financial Services — 0.4%
Aiful Corp. 4.45% due 02/16/10*	270,000	253,328
Fosters Financial Corp. 5.88% due 06/15/35*	15,000	13,119
Nell AF SARL 8.38% due 08/15/15*	50,000	48,062
UFJ Finance Aruba AEC 6.75% due 07/15/13	705,000	734,456

Insurance — 0.3%
AXA SA 8.60% due 12/15/30	390,000	464,137
Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12	1,000	870
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	25,000	21,250
VTB Capital SA 6.25% due 06/30/35*	325,000	307,287
XL Capital Finance PLC 6.50% due 01/15/12	120,000	121,782
		3,143,063

FOREIGN GOVERNMENT BONDS — 0.3%
Foreign Government — 0.3%
Federal Republic of Brazil 8.00% due 01/15/18	20,000	21,100
Federal Republic of Brazil 10.50% due 07/14/14	30,000	36,120
Province of Quebec 7.50% due 09/15/29	34,000	41,023
Republic of Argentina 4.89% due 08/03/12(9)	45,000	37,215
Republic of Argentina 8.28% due 12/31/33	98,012	87,329
Republic of Turkey 9.00% due 06/30/11	30,000	31,275
Republic of Turkey 11.88% due 01/15/30	100,000	136,625
Republic of Venezuela 8.50% due 10/08/14	15,000	15,863
Republic of Venezuela 9.25% due 09/15/27	120,000	141,600
Russian Federation 5.00% due 03/31/30*(7)	18,000	19,147
Russian Federation 5.00% due 03/31/30(7)	130,000	138,359
		705,656

HEALTHCARE — 0.0%
Drugs — 0.0%
Elan Finance PLC 7.75% due 11/15/11*	15,000	14,325

INDUSTRIAL & COMMERCIAL — 0.1%
Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	218,682	219,657

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	13,000	13,148
		232,805

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media — 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)	39,000	33,053

INFORMATION TECHNOLOGY — 0.3%
Telecommunications — 0.3%
British Telecommunications PLC 8.63% due 12/15/30	15,000	18,435
France Telecom SA 7.75% due 03/01/11	380,000	408,198
France Telecom SA 8.50% due 03/01/31	160,000	192,524
Telecom Italia Capital SA 5.25% due 11/15/13	25,000	23,111
Telecom Italia Capital SA 6.38% due 11/15/33	50,000	45,208
TELUS Corp. 7.50% due 06/01/07	22,000	22,322
TELUS Corp. 8.00% due 06/01/11	33,000	35,736
		745,534

MATERIALS — 0.1%
Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	14,213

Metals & Minerals — 0.1%
Inco, Ltd. 7.20% due 09/15/32	240,000	245,691
Noranda, Inc. 6.00% due 10/15/15	32,000	30,469
Noranda, Inc. 6.20% due 06/15/35	21,000	18,576
		308,949

REAL ESTATE — 0.0%
Real Estate Companies — 0.0%
Brascan Corp. 8.13% due 12/15/08	30,000	31,498

UTILITIES — 0.3%
Telephone — 0.3%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(14)	370,000	397,221
Deutsche Telekom International Finance BV 8.25% due 06/15/30(14)	300,000	346,365
		743,586

TOTAL FOREIGN BONDS & NOTES (cost $6,430,072)		6,368,756

FINANCE — 0.4%
ishares MSCI EAFE INDEX FUND (Cost $112,080)	8,000	109,120

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $248,973,247)			255,427,138

Short-Term Investment Securities — 6.0%

U.S. GOVERNMENT AGENCIES — 6.0%
Federal Home Loan Bank Disc. Notes 4.95% due 07/03/06
(cost $16,795,380)		16,800,000	16,795,380

Repurchase Agreements — 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,205,251 and collateralized by $1,310,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $1,231,400		1,205,000	1,205,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,250,313 and collateralized by $1,285,000 of United States Treasury Bonds, bearing interest at 7.88%, due 04/30/11 and having an approximate value of $1,278,575		1,250,000	1,250,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)		5,257,000	5,257,000
UBS Securities LLC Joint Repurchase Agreement(6)		725,000	725,000

TOTAL REPURCHASE AGREEMENTS (cost $8,437,000)			8,437,000

TOTAL INVESTMENTS —
(cost $274,205,627)@	100.2%		280,659,518
Other assets less liabilities—	(0.2)		(471,724)
NET ASSETS—	100.0%		$280,187,794

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $8,537,112 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Bond in default
(3)	Fair valued security; see Note 1.
(4)	Illiquid security
(5)	Collateralized Mortgage Obligation
(6)	See Note 2 for details of Joint Repurchase Agreement
(7)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(9)	Floating security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(10)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2006.
(11)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(12)	Perpetual maturity date. The maturity date shown represents the next call date.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
(15)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. These securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of June 30, 2006, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market	Value as a
	Acquisition		Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets

ICO North America, Inc. 7.50% due 08/15/09	08/11/05	5,000	$5,000	$5,750	$115.00	0.0%

Southern Energy, Inc 7.90% 07/15/09	07/15/05	25,000	0	0	0	0.0%
				$5,750		0.0%

ADR-	American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date will be determined upon settlement date.

Pass Through-  These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Appreciation
3 Short	U.S. Treasury 2 YR Note	September 2006	$610,866	$608,344	$2,522

Open Foreign Bond Forward Contracts

Description	Principal Amount	Delivery Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Depreciation

Kingdom of Sweden
3.00% due 07/12/16	SEK (10,225,000)	07/31/06	$(1,282,301)	$(1,302,429)	$(20,128)

Kingdom of Sweden
5.25% due 03/15/11	SEK (24,675,000)	07/31/06	(3,564,508)	(3,637,435)	(72,927)
					$(93,055)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	CNY	675,000	USD	85,693	09/20/06	$631
*	HUF	12,700,000	USD	61,719	09/20/06	4,521
	INR	2,800,000	USD	60,843	09/20/06	147
	ISK	2,200,000	USD	30,446	09/20/06	1,901
*	JPY	429,930,000	USD	3,826,497	09/20/06	25,845
*	RUB	1,780,000	USD	66,468	09/20/06	44
*	TRY	50,000	USD	31,037	09/20/06	549
*	USD	343,765	BRL	795,000	09/20/06	16,640
	USD	53,247	CLP	28,700,000	09/20/06	144
*	USD	492,342	CZK	11,000,000	09/20/06	4,975
*	USD	183,413	EUR	145,000	09/20/06	3,064
*	USD	57,113	HUF	12,700,000	09/20/06	84
*	USD	386,744	IDR	3,652,170,000	09/20/06	1,730
*	USD	187,534	ILS	840,000	09/20/06	2,520
*	USD	63,197	JPY	7,160,000	09/20/06	99
*	USD	239,100	MXN	2,730,000	09/20/06	560
*	USD	412,061	NOK	2,580,000	09/20/06	4,758
*	USD	327,429	RUB	8,780,000	09/20/06	211
*	USD	2,450,334	SGD	3,890,000	09/20/06	16,662
*	USD	155,112	THB	5,940,000	09/20/06	481
*	USD	60,661	TRY	100,000	09/20/06	314
	USD	30,931	TWD	1,000,000	09/20/06	227
						86,107

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

	AUD	815,000	USD	595,542	09/20/06	$(9,458)
*	BRL	500,000	USD	213,323	09/20/06	(13,347)
	CAD	230,000	USD	205,561	09/20/06	(975)
*	CZK	4,900,000	USD	218,044	09/20/06	(3,488)
*	EUR	470,000	USD	594,368	09/20/06	(10,074)
	GBP	110,000	USD	200,911	09/20/06	(2,884)
*	IDR	1,139,770,000	USD	120,995	09/20/06	(240)
*	ILS	280,000	USD	62,182	09/20/06	(1,169)
*	JPY	24,160,000	USD	210,334	09/20/06	(3,244)
*	MXN	280,000	USD	24,575	09/20/06	(5)
*	NOK	2,580,000	USD	411,772	09/20/06	(5,046)
	PHP	4,910,000	USD	91,400	09/20/06	(535)
*	SGD	280,000	USD	176,449	09/20/06	(1,124)
*	THB	2,420,000	USD	63,194	09/20/06	(196)
*	TRY	90,000	USD	53,505	09/20/06	(1,373)
	USD	118,052	ARS	360,000	09/20/06	(2,603)
*	USD	276,729	CNY	2,170,000	09/20/06	(3,271)
*	USD	3,768,994	JPY	423,130,000	09/20/06	(28,455)
	USD	190,813	KRW	180,490,000	09/20/06	(59)
	USD	63,545	MYR	230,000	09/20/06	(637)
	USD	275,487	PLN	860,000	09/20/06	(4,030)
	USD	194,912	SKK	5,670,000	09/20/06	(5,907)
*	USD	118,491	TRY	190,000	09/20/06	(2,638)
	USD	152,201	ZAR	1,080,000	09/20/06	(2,412)
						(103,170)

	Net Unrealized Appreciation (Depreciation)					$(17,063)

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Yuan Renminbi

CZK - Czech Koruna

EUR - Euro

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovakian Koruna

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME/EQUITY PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)
Common Stock — 27.6%

CONSUMER DISCRETIONARY — 2.5%

Apparel & Textiles — 0.4%
Coach, Inc.†	16,600	$496,340
NIKE, Inc.	6,725	544,725

Automotive — 0.2%
Advanced Auto Parts, Inc.†	14,057	406,248

Retail — 1.9%
CVS Corp.	11,400	349,980
Federated Department Stores, Inc.	44,560	1,630,896
J.C. Penney Co., Inc.	10,300	695,353
Lowe’s Cos., Inc.	18,775	1,139,079
Wal-Mart Stores, Inc.	9,800	472,066
Walgreen Co.	2,800	125,552
		5,860,239
CONSUMER STAPLES — 2.4%

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch Cos., Inc.	700	31,913
Campbell Soup Co.	12,400	460,164
Coca-Cola Co.	9,000	387,180
Diageo PLC ADR	7,400	499,870
Kraft Foods, Inc.	17,900	553,110
Kroger Co.†	16,600	362,876
PepsiCo, Inc.	10,100	606,404
Whole Foods Market, Inc.	13,820	893,325

Household & Personal Products — 0.8%
Clorox Co.	3,300	201,201
Colgate-Palmolive Co.	8,500	509,150
Kimberly-Clark Corp.	3,000	185,100
Procter & Gamble Co.	16,900	939,640
		5,629,933
ENERGY — 3.3%

Energy Services — 2.1%
Baker Hughes, Inc.	5,100	417,435
BJ Services Co.	22,370	833,506
Hess Corp.	9,240	488,334
Schlumberger, Ltd.	9,100	592,501
Southern Co.	8,600	275,630
Suncor Energy, Inc.	18,795	1,522,583
Valero Energy Corp.	12,380	823,518

Energy Sources — 1.2%
Chevron Corp.	5,600	347,536
ConocoPhillips	7,815	512,117
EOG Resources, Inc.	6,115	424,014
Exxon Mobil Corp.	10,600	650,310
GlobalSantaFe Corp.	1,600	92,400
Occidental Petroleum Corp.	4,875	499,931
XTO Energy, Inc.	4,300	190,361
		7,670,176

FINANCE — 5.2%

Banks — 1.9%
Bank of America Corp.	10,000	481,000
Bank of New York Co., Inc.	11,900	383,180
Commerce Bancorp, Inc.	33,805	1,205,824
PNC Financial Services Group, Inc.	2,200	154,374
SunTrust Banks, Inc.	2,100	160,146
Wachovia Corp.	3,000	162,240
Wells Fargo & Co.	27,655	1,855,098

Financial Services — 3.0%
American Express Co.	35,525	1,890,641
Ameriprise Financial, Inc.	2,518	112,479
Citigroup, Inc.	10,100	487,224
Fannie Mae	3,000	144,300
Freddie Mac	1,700	96,917
Goldman Sachs Group, Inc.	7,675	1,154,550
J.P. Morgan Chase & Co.	7,200	302,400
KKR Private Equity Investors LP	68,909	1,509,107
Moody’s Corp.	15,035	818,806
Morgan Stanley	5,900	372,939

Insurance — 0.3%
AFLAC, Inc.	6,700	310,545
Hartford Financial Services Group, Inc.	2,000	169,200
XL Capital, Ltd.	2,500	153,250
		11,924,220
HEALTHCARE — 5.4%

Drugs — 3.8%
Abbott Laboratories	5,800	252,938
Amgen, Inc.†	3,380	220,477
Bristol-Myers Squibb Co.	11,000	284,460
Caremark Rx, Inc.†	3,400	169,558
Genentech, Inc.†	16,795	1,373,831
Genzyme Corp.†	4,100	250,305
Gilead Sciences, Inc.†	33,285	1,969,141
GlaxoSmithKline PLC	4,600	256,680
ImClone Systems, Inc.†	8,200	316,848
Invitrogen Corp.†	7,732	510,853
Kos Pharmaceuticals, Inc.†	1,000	37,620
Novartis AG ADR	12,500	674,000
Pfizer, Inc.	15,800	370,826
Roche Holdings AG	5,108	844,405
Teva Pharmaceutical Industries, Ltd. ADR	18,675	589,943
Wyeth	14,900	661,709

Health Services — 0.4%
Medco Health Solutions, Inc.†	8,400	481,152
UnitedHealth Group, Inc.	8,915	399,214
Wellpoint, Inc.†	1,400	101,878

Medical Products — 1.2%
Alcon, Inc.†	5,395	531,677
Baxter International, Inc.	6,500	238,940
Boston Scientific Corp.†	15,900	267,756
Johnson & Johnson	10,200	611,184
MedImmune, Inc.†	4,800	130,080
Medtronic, Inc.	9,700	455,124
St. Jude Medical, Inc.†	3,500	113,470
Zimmer Holdings, Inc.†	6,100	345,992
		12,460,061

INDUSTRIAL & COMMERCIAL — 2.6%

Aerospace & Military Technology — 0.7%
Boeing Co.	3,900	319,449
General Dynamics Corp.	5,000	327,300
Lockheed Martin Corp.	4,900	351,526
Northrop Grumman Corp.	2,400	153,744
Raytheon Co.	6,400	285,248
United Technologies Corp.	3,800	240,996

Business Services — 0.7%
Automatic Data Processing, Inc.	7,100	321,985
Fluor Corp.	2,400	223,032
Monsanto Co.	13,455	1,132,777

Electrical Equipment — 0.2%
Emerson Electric Co.	6,900	578,289

Machinery — 0.3%
Caterpillar, Inc.	2,700	201,096
Deere & Co.	1,300	108,537
Parker-Hannifin Corp.	3,500	271,600

Multi-Industry — 0.5%
General Electric Co.	30,200	995,392
Honeywell International, Inc.	4,100	165,230

Transportation — 0.2%
Union Pacific Corp.	1,300	120,848
United Parcel Service, Inc.	3,000	246,990
		6,044,039
INFORMATION & ENTERTAINMENT — 0.8%

Broadcasting & Media — 0.2%
Comcast Corp., Special Class A†	16,300	534,314

Entertainment Products — 0.1%
Walt Disney Co.	8,200	246,000

Leisure & Tourism — 0.5%
Harrah’s Entertainment, Inc.	15,900	1,131,762
		1,912,076
INFORMATION TECHNOLOGY — 3.7%

Communication Equipment — 0.3%
QUALCOMM, Inc.	13,900	556,973

Computer Services — 0.3%
Sun Microsystems, Inc.†	167,995	697,179

Computer Software — 1.0%
Activision, Inc.†	11,100	126,318
Electronic Arts, Inc.†	40,285	1,733,866
Microsoft Corp.	14,300	333,190
Oracle Corp.†	8,400	121,716

Computers & Business Equipment — 1.4%
Apple Computer, Inc.†	52,815	3,016,793
Hewlett-Packard Co.	2,300	72,864
International Business Machines Corp.	2,600	199,732

Electronics — 0.2%
Advanced Micro Devices, Inc.†	2,100	51,282
Intel Corp.	9,800	185,710

Texas Instruments, Inc.	9,100	275,639

Telecommunications — 0.5%
BellSouth Corp.	6,800	246,160
Corning, Inc.†	18,100	437,839
Level 3 Communications, Inc.†	46,145	204,884
Motorola, Inc.	3,100	62,465
Sprint Corp.	3,400	67,966
Verizon Communications, Inc.	6,600	221,034
		8,611,610
MATERIALS — 0.8%

Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	800	68,776
Praxair, Inc.	5,000	270,000
Syngenta AG†	3,324	441,822

Metals & Minerals — 0.5%
Barrick Gold Corp.	12,500	370,000
Newmont Mining Corp.	12,200	645,746
		1,796,344
UTILITIES — 0.9%

Electric Utilities — 0.7%
AES Corp.†	51,305	946,577
Dominion Resources, Inc.	1,200	89,748
PG&E Corp.	8,800	345,664
Progress Energy, Inc.	5,100	218,637

Telephone — 0.2%
AT&T, Inc.	14,200	396,038
		1,996,664

TOTAL COMMON STOCK (cost $58,766,224)		63,905,362

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% (10)	5,000	114,050
Morgan Stanley Series A 6.19%	2,000	50,360
		164,410
U.S. GOVERNMENT AGENCIES — 0.0%

U.S. Government Agencies — 0.0%
Federal National Mtg. Assoc., Series O 7.07% (9)	1,000	54,250
TOTAL PREFERRED STOCK (cost $229,250)		218,660

Asset-Backed Securities — 9.8%

FINANCE — 9.5%

Financial Services — 9.5%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$440,000	425,105
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	725,000	704,756

Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43	80,000	81,025
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(5)	100,000	95,066
Banc of America Large Loan, Inc., Series 2005-BBA6 A2 5.37% due 01/15/19*(3)(5)(9)	90,000	90,029
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(5)(11)	145,000	141,147
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(5)(9)	265,413	258,913
Bear Stearns Commercial Mtg. Securities Trust 5.75% due 09/11/38	28,000	26,908
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*	165,000	159,730
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.82% due 11/11/41(5)	1,000,000	930,595
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	885,000	868,635
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	475,000	457,351
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	765,610	751,454
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	885,000	843,522
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	210,000	204,520
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(5)(11)	295,000	282,802
Commerical Mtg., Pass Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)	762,000	718,899
Credit Suisse Mtg. Capital 5.48% due 04/15/21*(5)(9)	131,000	131,218
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA C 5.46% due 04/15/21*(5)(9)	131,000	131,082
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)	44,359	44,579
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(5)	185,540	186,778
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(5)	1,000,000	960,078
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)	600,000	580,405
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.61% due 04/25/35(5)(11)	627,259	625,352
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	320,000	309,436
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	850,000	813,494
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	200,000	194,848
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	139,931	139,493
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7 AJ 5.88% due 04/15/45(3)(5)	410,000	406,982
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(5)	700,000	668,230
LB-UBS Commercial Mtg. Trust 5.30% due 06/15/36(5)(11)	45,000	43,523
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38	650,000	612,025
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(5)	50,976	51,378
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(11)	378,236	368,415
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)	1,335,000	1,239,411
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40(5)	115,000	109,188
MortgageIT Trust, Series 2005-4 A1 5.60% due 10/25/35(5)(9)	833,066	833,472
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	585,000	567,300
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30	500,000	521,136
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	216,294
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	137,827	139,015
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	350,000	341,007
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	470,000	452,536
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	885,000	862,480
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25 G 5.78% due 05/15/43(5)(11)	110,000	107,063
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(5)(11)	939,625	914,055
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(5)(11)	779,106	756,825
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08	625,000	635,351
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	960,000	938,084
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	148,447	148,162
		22,089,152
REAL ESTATE — 0.3%

Real Estate Investment Trusts — 0.3%
IMPAC CMB Trust, Series 2005-4 1A1A 5.59% due 05/25/35(5)(9)	658,553	659,910
TOTAL ASSET-BACKED SECURITIES (cost $23,486,725)		22,749,062

Bonds & Notes — 53.0%

CONSUMER DISCRETIONARY — 0.8%

Automotive — 0.4%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,888
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	170,000	164,366
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11	150,000	147,548

DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	30,000	31,219
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	270,000	305,714
Dura Operating Corp. 8.63% due 04/15/12	21,000	17,850
Ford Motor Co. 6.63% due 10/01/28	5,000	3,450
Ford Motor Co. 7.45% due 07/16/31	145,000	104,762
General Motors Corp. 8.25% due 07/15/23	60,000	47,250

Housing & Household Durables — 0.4%
D.R. Horton, Inc. 5.38% due 06/15/12	45,000	42,051
D.R. Horton, Inc. 5.63% due 09/15/14	280,000	256,598
D.R. Horton, Inc. 6.88% due 05/01/13	205,000	204,514
Pulte Homes, Inc. 7.88% due 08/01/11	170,000	178,422
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	195,816

Retail — 0.0%
Wendy’s International, Inc. 7.00% due 12/15/25	110,000	103,876
		1,811,324
CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 1.1%
Altria Group, Inc. 7.00% due 11/04/13	590,000	622,450
ConAgra Foods, Inc. 6.75% due 09/15/11	260,000	267,999
Fosters Finance Corp. 6.88% due 06/15/11*	30,000	31,094
Kraft Foods, Inc. 6.25% due 06/01/12	680,000	687,935
SABMiller PLC 6.20% due 07/01/11	500,000	502,765
Tyson Foods, Inc. 6.60% due 04/01/16	395,000	386,098

Household & Personal Products — 0.0%
Whirlpool Corp. 6.50% due 06/15/16	60,000	59,137
		2,557,478
EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	170,000	194,903

ENERGY — 1.5%

Energy Services — 0.5%
Consolidated Natural Gas Co. 5.38% due 11/01/06	33,000	32,952
Hanover Compressor Co. 9.00% due 06/01/14	35,000	36,575
Hilcorp Energy I LP 10.50% due 09/01/10*	27,000	29,093
Motiva Enterprises LLC 5.20% due 09/15/12*	265,000	257,734
PacifiCorp. 6.38% due 05/15/08	250,000	253,176
Petroleum Export Peloil 5.27% due 06/15/11*	277,327	270,848
Premcor Refining Group, Inc. 6.75% due 02/01/11*	63,000	64,592
Seitel, Inc. 11.75% due 07/15/11	35,000	39,113
Southern Energy, Inc. 7.90% due 07/15/09 (3)(4)(15)	50,000	0
Valero Energy Corp. 7.50% due 04/15/32	118,000	128,113

Energy Sources — 1.0%
Amerada Hess Corp. 7.88% due 10/01/29	40,000	44,627
Anadarko Finance Co. 7.50% due 05/01/31	42,000	45,125
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*	62,000	60,974
ConocoPhillips 7.00% due 03/30/29	118,000	129,410
Devon Energy Corp. 7.95% due 04/15/32	49,000	56,462
El Paso Production Holding Co. 7.75% due 06/01/13	85,000	85,637
Encore Acquisition Co. 6.00% due 07/15/15	14,000	12,600
Encore Acquisition Co. 6.25% due 04/15/14	11,000	10,120
NRG Energy, Inc. 7.25% due 02/01/14	20,000	19,500
NRG Energy, Inc. 7.38% due 02/01/16	75,000	73,125
Pemex Project Funding Master Trust 6.13% due 08/15/08	250,000	249,500
Pemex Project Funding Master Trust 6.63% due 06/15/35*	1,525,000	1,380,125
Sempra Energy 4.62% due 05/17/07	63,000	62,386

Shell International Finance 5.63% due 06/27/11	70,000	70,014
		3,411,801
FINANCE — 10.5%

Banks — 2.2%
ABN Amro Holding NV 6.52% due 11/08/12	60,000	60,634
Bank of America Corp. 5.25% due 12/01/15	200,000	189,139
Bank of America Corp. 7.40% due 01/15/11	560,000	595,850
Bank of America NA 6.00% due 06/15/16	42,000	42,010
BankBoston Capital Trust IV 5.46% due 06/08/28(9)	73,000	70,651
BB&T Capital Trust II 6.75% due 06/07/36	48,000	47,819
Branch Banking & Trust 4.88% due 01/15/13	35,000	33,324
Caisse Nationale des Casisses d’Epargne et de Prevoyance 5.55% due 12/30/09 (9)	55,000	44,825
Charter One Bank 6.38% due 05/15/12	176,000	182,162
Comerica, Inc. 4.80% due 05/01/15	35,000	31,861
First Maryland Capital II 5.53% due 02/01/27(9)	64,000	62,540
HSBC Holdings PLC 6.50% due 05/02/36	378,000	371,604
Huntington National Bank 6.60% due 06/15/18	34,000	34,458
Independence Community Bank Corp. 3.50% due 06/20/08(9)	32,000	30,612
J.P. Morgan Chase Bank NA 5.88% due 06/13/16	56,000	55,234
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	58,000	58,632
MBNA America Bank NA 5.38% due 01/15/08	570,000	568,154
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	610,000	597,197
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(12)	65,000	68,133
National Westminster Bank 7.75% due 10/16/07(9)	25,000	25,556
NCNB Corp. 9.38% due 09/15/09	68,000	75,268
Popular North America, Inc. 5.65% due 04/15/09	45,000	44,637
Santander Issuances SA 5.81% due 06/20/16	35,000	35,077
Sanwa Bank, Ltd. 7.40% due 06/15/11	35,000	37,144
Southtrust Bank NA 4.75% due 03/01/13	70,000	65,676
U.S. Bancorp 7.50% due 06/01/26	210,000	239,147
Union Bank of California 5.95% due 05/11/16	70,000	69,538
US Bank NA 3.90% due 08/15/08	14,000	13,558
Wachovia Bank NA 5.60% due 03/15/16	360,000	349,055
Wachovia Capital Trust III 5.80% due 03/15/11	435,000	422,125
Wachovia Corp. 4.88% due 02/15/14	340,000	318,165
Washington Mutual Bank FA 5.50% due 01/15/13	78,000	75,710
Washington Mutual Bank FA 5.95% due 05/20/13	70,000	69,188
Western Financial Bank 9.63% due 05/15/12	63,000	69,325
Hybrid Capital Funding I 8.00% due 06/30/11(12)	104,000	105,522

Financial Services — 5.8%
Ameriprise Financial, Inc. 5.65% due 11/15/15	325,000	313,202
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	85,000	79,146
BTM Curacau Holding NV 4.76% due 07/21/10*(9)	100,000	94,016
Citigroup, Inc. 5.00% due 09/15/14	1,490,000	1,394,591
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	82,000	84,460
Countrywide Financial Corp. 6.25% due 05/15/16	42,000	41,166
Countrywide Home Loans, Inc., 5.50% due 08/01/06	127,000	127,010
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15	735,000	686,957
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	490,000	505,606
Deere John Capital Corp. 5.40% due 04/07/10	555,000	548,234
Downey Financial Corp. 6.50% due 07/01/14	70,000	68,719
Farmers Exchange Capital 7.05% due 07/15/28*	580,000	554,983
Ford Motor Credit Co. 5.70% due 01/15/10	145,000	127,011
Ford Motor Credit Co. 5.80% due 01/12/09	105,000	95,924
Ford Motor Credit Co. 7.38% due 10/28/09	130,000	120,190
General Electric Capital Corp. 2.80% due 01/15/07	87,000	85,797
General Motors Acceptance Corp. 6.75% due 12/01/14	45,000	41,797
General Motors Acceptance Corp. 6.88% due 09/15/11	140,000	133,583
General Motors Acceptance Corp. 6.88% due 08/28/12	352,000	331,643
General Motors Acceptance Corp. 7.25% due 03/02/11	5,000	4,847
General Motors Acceptance Corp. 7.75% due 01/19/10	85,000	84,562
Genworth Global Funding 5.75% due 05/15/13	70,000	69,821
Golden West Financial Corp. 4.75% due 10/01/12	75,000	71,059
Goldman Sachs Group, Inc. 6.45% due 05/01/36	75,000	71,851

Goldman Sachs Group, Inc. 6.60% due 01/15/12	400,000	412,824
Household Finance Corp. 6.38% due 10/15/11	870,000	889,089
Household Finance Corp. 7.00% due 05/15/12	56,000	58,930
HSBC Finance Corp. 6.75% due 05/15/11	480,000	497,925
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,455,000	1,374,320
J.P. Morgan Chase & Co. 6.75% due 02/01/11	210,000	218,272
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	60,000	57,318
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13	70,000	68,917
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	500,000	503,318
Merrill Lynch & Co., Inc. 6.05% due 05/16/16	70,000	69,796
Morgan Stanley 4.75% due 04/01/14	1,120,000	1,026,838
Morgan Stanley 6.75% due 04/15/11	300,000	311,468
Overseas Private Investment Corp. 6.99% due 01/15/09	129,167	131,754
PNC Funding Corp. 5.75% due 08/01/06	80,000	80,005
Pricoa Global Funding I 4.63% due 06/25/12*	30,000	28,155
Principal Life Global Funding I 5.25% due 01/15/13*	42,000	40,779
Prudential Financial, Inc. 5.10% due 09/20/14	165,000	155,460
Residential Capital Corp. 6.38% due 06/30/10*	203,000	200,237
Residential Capital Corp. 6.50% due 04/17/13	30,000	29,441
SB Treasury Co. LLC 9.40% due 06/30/08*(8)	460,000	488,626
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	90,000	86,202
Sovereign Capital Trust V 7.91% due 06/13/36	72,000	73,063
Transamerica Finance Corp. 6.40% due 09/15/08	33,000	33,402
UBS Preferred Funding Trust V 6.24% due 05/15/16(8)	70,000	68,962
Verizon Global Funding Corp. 7.38% due 09/01/12	420,000	446,441
Verizon Global Funding Corp. 7.75% due 12/01/30	240,000	258,852

Insurance — 2.5%
ACE Capital Trust II 9.70% due 04/01/30	380,000	468,066
ACE INA Holdings, Inc. 5.88% due 06/15/14	60,000	57,967
ACE INA Holdings, Inc. 6.70% due 05/15/36	35,000	33,563
ACE INA Holdings, Inc. 8.30% due 08/15/06	130,000	130,361
Aegon NV 5.59% due 07/15/06(8)	78,000	65,130
Aetna, Inc. 6.63% due 06/15/36	40,000	39,566
Allstate Corp. 7.20% due 12/01/09	78,000	81,627
Allstate Financing II 7.83% due 12/01/45	49,000	51,161
Americo Life, Inc. 7.88% due 05/01/13*	44,000	44,075
Amerus Group Co. 6.58% due 05/16/11	60,000	60,685
Equitable Cos., Inc. 7.00% due 04/01/28	130,000	135,786
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	80,000	74,842
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	350,000	380,913
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	340,000	367,256
Great-West Life & Annuity Insurance Co. 7.15% due 05/15/16	110,000	107,441
ING Groep NV 5.78% due 12/08/15(8)	50,000	47,446
Jackson National Life Insurance Co. 8.15% due 03/15/27*	44,000	51,360
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	290,000	274,510
Lincoln National Corp. 7.00% due 05/17/66	380,000	377,053
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	30,000	27,932
Metlife, Inc. 5.00% due 11/24/13	42,000	39,512
Metropolitan Life Global Funding 4.63% due 08/19/10*	30,000	28,743
MIC Financing Trust I Pass-Through 8.38% due 02/01/27*	29,000	29,243
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13	50,000	46,403
Nationwide Life Global Funding I 5.35% due 03/15/11	70,000	68,886
Navigators Group, Inc. 7.00% due 05/01/16	139,000	137,038
Ohio Casualty Corp. 7.30% due 06/15/14	66,000	66,753
Protective Life Secured Trust 4.00% due 04/01/11	350,000	324,337
ReliaStar Financial Corp. 8.00% due 10/30/06	210,000	211,481
St. Paul Travelers Cos., Inc. 6.75% due 06/20/36	14,000	13,823
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07	250,000	250,071
Torchmark Corp. 6.25% due 12/15/06	170,000	170,038
Torchmark Corp. 6.38% due 06/15/16	35,000	34,734
Travelers Property Casualty Corp. 3.75% due 03/15/08	110,000	106,760
Travelers Property Casualty Corp. 6.38% due 03/15/33	310,000	294,202
Unitrin, Inc. 4.88% due 11/01/10	265,000	253,256
W.R. Berkley Capital Trust 8.20% due 12/15/45	330,000	332,682
W.R. Berkley Corp. 5.60% due 05/15/15	260,000	245,406

XL Capital, Ltd. 5.25% due 09/15/14	165,000	152,141
XL Capital, Ltd. 6.38% due 11/15/24	62,000	58,634
		24,246,982
HEALTHCARE — 0.3%

Drugs — 0.1%
Abbott Laboratories 5.88% due 05/15/16	72,000	71,383
Merck & Co., Inc. 2.50% due 03/30/07	51,000	49,863
Wyeth 5.50% due 02/01/14	56,000	54,110
Wyeth 6.95% due 03/15/11	40,000	41,728

Health Services — 0.2%
HCA, Inc. 6.95% due 05/01/12	70,000	68,329
Humana, Inc. 7.25% due 08/01/06	410,000	410,247
Psychiatric Solutions, Inc. 7.75% due 07/15/15	45,000	44,044
Universal Hospital Services, Inc. 10.13% due 11/01/11	30,000	31,200

Medical Products — 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(3)(4)	25,000	0
		770,904
INDUSTRIAL & COMMERCIAL — 0.8%

Aerospace & Military Technology — 0.2%
BF Goodrich Co. 6.29% due 07/01/16	160,000	159,054
BF Goodrich Co. 6.80% due 07/01/36	35,000	34,808
Raytheon Co. 4.85% due 01/15/11	60,000	57,778
Raytheon Co. 6.75% due 08/15/07	96,000	96,932

Business Services — 0.4%
Affinity Group, Inc. 9.00% due 02/15/12	25,000	24,875
Aramark Services, Inc. 7.00% due 05/01/07	73,000	73,185
Dole Food, Inc. 8.88% due 03/15/11	15,000	14,063
Encana Holdings Finance Corp. 5.80% due 05/01/14	30,000	29,337
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	500,000	490,176
Monitronics International, Inc. 11.75% due 09/01/10	40,000	39,450
Monsanto Co. 5.50% due 08/15/25	40,000	36,264
Pactiv Corp. 7.95% due 12/15/25	70,000	73,936
Pitney Bowes, Inc. 4.75% due 01/15/16	51,000	46,424
Rent-Way, Inc. 11.88% due 06/15/10	27,000	27,776
Service Corp. International 6.75% due 04/01/16	30,000	27,600
Tyco International Group SA 6.00% due 11/15/13	60,000	59,442

Machinery — 0.0%
American Standard, Inc. 5.50% due 04/01/15	42,000	39,389
American Standard, Inc. 7.38% due 02/01/08	30,000	30,557

Multi-Industry — 0.0%
Stanley Works Capital Trust I 5.90% due 12/01/10	30,000	27,983

Transportation — 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	73,000	82,289
Canadian National Railway Co. 6.38% due 10/15/11	60,000	61,844
FedEx Corp., Series 981A Pass-Through 6.72% due 01/15/22	151,782	157,797
Ryder Systems, Inc. 5.00% due 06/15/12	66,000	61,853
		1,752,812
INFORMATION & ENTERTAINMENT — 3.4%

Broadcasting & Media — 2.2%
AOL Time Warner, Inc. 6.75% due 04/15/11	40,000	41,008
AOL Time Warner, Inc. 7.63% due 04/15/31	400,000	430,690
Belo (A.H.) Corp. 6.75% due 05/30/13	30,000	29,918
Chancellor Media Corp. 8.00% due 11/01/08	375,000	389,888
Charter Communications Holdings LLC 11.13% due 01/15/11	60,000	37,200
Clear Channel Communications, Inc. 4.90% due 05/15/15	64,000	54,630

Clear Channel Communications, Inc. 5.00% due 03/15/12	110,000	100,874
Clear Channel Communications, Inc. 7.65% due 09/15/10	360,000	375,462
Comcast Cable Communications, Inc. 8.50% due 05/01/27	50,000	58,460
Comcast Corp. 5.90% due 03/15/16	100,000	96,077
Comcast Corp. 6.50% due 11/15/35	320,000	302,071
Cox Communications, Inc. 5.45% due 12/15/14	500,000	462,299
Cox Communications, Inc. 7.13% due 10/01/12	60,000	62,059
Cox Communications, Inc. 7.63% due 06/15/25	38,000	40,058
Cox Communications, Inc. 7.75% due 11/01/10	300,000	317,695
Knight-Ridder, Inc. 6.88% due 03/15/29	35,000	31,575
Knight-Ridder, Inc. 7.15% due 11/01/27	40,000	37,391
Liberty Media Corp. 7.75% due 07/15/09	290,000	298,772
Liberty Media Corp. 7.88% due 07/15/09	30,000	31,058
News America, Inc. 7.30% due 04/30/28	35,000	35,492
Nexstar Finance, Inc. 7.00% due 01/15/14	20,000	18,200
Paxson Communications Corp. 11.32% due 01/15/13(7)	115,000	115,288
Time Warner Co., Inc. 7.25% due 10/15/17	29,000	30,363
Time Warner Entertainment Co., LP 8.38% due 03/15/23	438,000	487,044
Turner Broadcasting, Inc. 8.38% due 07/01/13	160,000	176,074
Univision Communications, Inc. 3.50% due 10/15/07	30,000	28,994
Univision Communications, Inc. 3.88% due 10/15/08	145,000	136,964
Viacom, Inc. 6.25% due 04/30/16	392,000	380,534
Viacom, Inc. 6.63% due 05/15/11	60,000	61,580
Viacom, Inc. 6.88% due 04/30/36	25,000	24,126
Viacom, Inc. 7.88% due 07/30/30	410,000	430,279
Young Broadcasting, Inc. 10.00% due 03/01/11	60,000	53,400

Entertainment Products — 0.2%
Walt Disney Co. 5.38% due 06/01/07	500,000	498,680

Leisure & Tourism — 1.0%
American Airlines, Inc., Series 01-1 Pass-Through 6.82% due 05/23/11	100,000	97,500
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10	63,389	59,903
Atlas Air, Inc., Series 1999-1 B Pass-Through 7.63% due 01/02/15	167,983	164,624
Atlas Air, Inc., Series 2000-1 A Pass-Through 8.71% due 01/02/19	35,556	36,889
Brunswick Corp. 5.00% due 06/01/11	47,000	44,340
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08	400,000	398,854
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 03/15/19	54,927	54,617
Continental Airlines, Inc., Series 99-2 Pass-Through 7.73% due 03/15/11	4,389	4,081
GTECH Holdings Corp. 4.50% due 12/01/09	325,000	312,455
GTECH Holdings Corp. 4.75% due 10/15/10	110,000	105,834
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	185,364
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	40,000	36,997
Harrah’s Operating Co., Inc. 6.50% due 06/01/16	537,000	523,244
Hilton Hotels Corp. 7.20% due 12/15/09	34,000	34,588
MGM Mirage, Inc. 5.88% due 02/27/14	75,000	67,219
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	14,119
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13	40,000	39,637
Royal Caribbean Cruises, Ltd. 7.25% due 06/15/16	80,000	79,221
		7,933,689
INFORMATION TECHNOLOGY — 2.2%

Computer Services — 0.1%
Computer Sciences Corp. 3.50% due 04/15/08	30,000	28,816
Electronic Data Systems Corp. 7.45% due 10/15/29	260,000	267,842

Computer Software — 0.0%
Oracle Corp. 5.00% due 01/15/11*	21,000	20,266

Electronics — 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18	54,000	53,072

Telecommunications — 2.1%

America Movil SA de CV 6.38% due 03/01/35	37,000	32,161
American Cellular Corp. 10.00% due 08/01/11	100,000	105,250
AT&T Broadband Corp. 8.38% due 03/15/13	360,000	399,830
AT&T Wireless Services, Inc. 7.88% due 03/01/11	860,000	926,325
Centennial Communications Corp. 10.74% due 01/01/08(9)	50,000	51,000
Corning, Inc. 6.20% due 03/15/16	36,000	35,763
Embarq Corp. 7.08% due 06/01/16	410,000	407,748
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)	10,000	11,500
Intelsat Bermuda, Ltd. 9.25% due 06/15/16	35,000	36,138
LCI International, Inc. 7.25% due 06/15/07	145,000	144,637
New England Telephone & Telegraph Co. 7.88% due 11/15/29	35,000	36,239
SBC Communications, Inc. 5.10% due 09/15/14	890,000	825,666
SBC Communications, Inc. 5.30% due 11/15/10	335,000	326,846
Sprint Capital Corp. 6.13% due 11/15/08	175,000	176,371
Sprint Capital Corp. 6.88% due 11/15/28	52,000	52,385
Sprint Capital Corp. 7.63% due 01/30/11	290,000	308,683
Sprint Capital Corp. 8.38% due 03/15/12	170,000	187,832
Telefonica Emisiones SAU 6.42% due 06/20/16	320,000	319,336
Telefonica Emisiones SAU 7.05% due 06/20/36	320,000	319,826
Verizon New York, Inc. 6.88% due 04/01/12	59,000	59,784
		5,133,316
MATERIALS — 0.9%

Chemicals — 0.4%
Agrium, Inc. 7.13% due 05/23/36	380,000	378,838
BCI US Finance Corp. 11.20% due 07/15/10*(9)	75,000	76,500
Cytec Industries, Inc. 4.60% due 07/01/13	220,000	197,051
Cytec Industries, Inc. 5.50% due 10/01/10	155,000	150,547
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14	19,000	17,774
Eastman Chemical Co. 7.63% due 06/15/24	35,000	36,303
ICI Wilmington, Inc. 7.05% due 09/15/07	72,000	72,727
Rohm & Haas Co. 7.85% due 07/15/29	40,000	46,775

Forest Products — 0.2%
Consumers International, Inc. 10.25% due 04/01/05(3)(4)	20,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,200
Pliant Corp. 11.13% due 09/01/09(13)	41,000	43,255
Plum Creek Timberlands LP 5.88% due 11/15/15	60,000	57,315
Stora Enso Oyj 6.40% due 04/15/16	30,000	29,076
Temple-Inland, Inc. 6.63% due 01/15/18	380,000	378,078

Metals & Minerals — 0.2%
Barrick Gold Finance, Inc. 7.50% due 05/01/07	45,000	45,627
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	25,000	23,062
Inco, Ltd. 7.75% due 05/15/12	170,000	181,462
MeadWestvaco Corp. 6.85% due 04/01/12	70,000	71,240
Newmont Mining Corp. 8.63% due 05/15/11	30,000	33,263
Timken Co. 5.75% due 02/15/10	52,000	50,894

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	245,000	242,917
		2,141,904
MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	101,390
Southern California Public Power Authority Project 6.93% due 05/15/17	125,000	137,309
		238,699
REAL ESTATE — 1.8%

Real Estate Companies — 0.5%
AMB Property LP 5.45% due 12/01/10	400,000	395,124
EOP Operating LP 7.00% due 07/15/11	60,000	62,332

ERP Operating LP 5.38% due 08/01/16	35,000	32,848
Liberty Property LP 7.25% due 03/15/11	170,000	177,992
Liberty Property LP 8.50% due 08/01/10	180,000	195,484
Mack-Cali Realty LP 5.80% due 01/15/16	30,000	28,668
Regency Centers LP 4.95% due 04/15/14	140,000	129,315
Susa Partnership LP 6.95% due 07/01/06	90,000	90,000

Real Estate Investment Trusts — 1.3%
Avalon Bay Communities, Inc. 7.50% due 12/15/10	370,000	392,244
Brandywine Operating Partnership LP 5.75% due 04/01/12	270,000	264,274
Developers Diversified Realty Corp. 5.00% due 05/03/10	500,000	484,494
Duke Realty LP 5.50% due 03/01/16	30,000	28,453
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09	30,000	28,708
Kimco Realty Corp. 5.58% due 11/23/15	370,000	353,850
Reckson Operating Partnership LP 6.00% due 03/31/16	306,000	296,302
Regency Centers LP 5.25% due 08/01/15*	180,000	168,233
Regency Centers LP 7.75% due 04/01/09	100,000	105,315
Simon Property Group LP 4.60% due 06/15/10	170,000	162,917
Simon Property Group LP 5.10% due 06/15/15	190,000	175,600
Simon Property Group LP 5.38% due 06/01/11	320,000	311,935
Simon Property Group LP 6.35% due 08/28/12	30,000	30,439
United Dominion Realty Trust 6.05% due 06/01/13	330,000	325,676
		4,240,203

U.S. GOVERNMENT AGENCIES — 7.9%

U.S. Government Agencies — 7.9%
Federal Home Loan Bank 3.88% due 12/20/06	235,000	233,237
Federal Home Loan Bank 4.50% due 09/08/08	130,000	127,462
Federal Home Loan Bank 5.38% due 02/15/07(5)	65,000	64,922
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)	227,908	211,568
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)	104,923	99,540
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	124,000	117,958
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	235,000	230,943
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	865,398	818,044
Federal Home Loan Mtg. Corp. 5.00% due 07/01/20	83,521	80,413
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31	178,691	173,914
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	408,486	382,711
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	511,846	479,550
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	428,236	400,241
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	687,488	642,545
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)	132,504	129,749
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	204,153	196,605
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	608,849	585,175
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	276,571	273,330
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	29,868	30,248
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	22,448	22,693
Federal Home Loan Mtg. Corp. 6.50% due 07/01/35	31,988	32,251
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36	177,920	178,982
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	79,000	83,040
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	56,547	57,930
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	9,149	9,161
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	272	287
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(5)	6,368	6,363
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23	60,000	61,349
Federal National Mtg. Assoc. 3.88% due 02/01/08	250,000	243,951
Federal National Mtg. Assoc. 4.56% due 01/01/15	946,574	883,503
Federal National Mtg. Assoc. 4.75% due 12/15/10	69,000	67,035
Federal National Mtg. Assoc. 4.85% due 06/30/06	843,347	801,485
Federal National Mtg. Assoc. 5.00% due 03/01/18	491,651	474,569
Federal National Mtg. Assoc. 5.00% due 06/01/19	168,531	162,563
Federal National Mtg. Assoc. 5.00% due 03/01/34	680,516	638,159
Federal National Mtg. Assoc. 5.00% due 05/01/35	137,532	128,644
Federal National Mtg. Assoc. 5.25% due 08/01/12	109,000	106,500
Federal National Mtg. Assoc. 5.50% due 02/01/36	182,067	180,910
Federal National Mtg. Assoc. 5.50% due 03/01/18	179,069	176,033
Federal National Mtg. Assoc. 5.50% due 07/01/19	189,472	186,136
Federal National Mtg. Assoc. 5.50% due 12/01/33	572,899	552,676
Federal National Mtg. Assoc. 5.50% due 05/01/34	181,615	175,204
Federal National Mtg. Assoc. 5.50% due 06/01/34	154,898	149,175
Federal National Mtg. Assoc. 5.50% due 12/01/35	367,362	353,098
Federal National Mtg. Assoc. 5.93% due 02/01/11	1,005,515	1,022,615
Federal National Mtg. Assoc. 6.00% due 06/25/16	275,000	274,085
Federal National Mtg. Assoc. 6.00% due 06/01/17	95,207	95,571
Federal National Mtg. Assoc. 6.00% due 12/01/33	334,224	329,984
Federal National Mtg. Assoc. 6.00% due 05/01/34	235,961	232,711
Federal National Mtg. Assoc. 6.00% due 08/01/34	208,917	206,110
Federal National Mtg. Assoc. 6.00% due 10/01/34	342,574	337,855
Federal National Mtg. Assoc. 6.00% due 06/01/35	54,145	53,334
Federal National Mtg. Assoc. 6.00% due December TBA	2,615,000	2,623,990
Federal National Mtg. Assoc. 6.06% due 09/01/11	87,227	87,958
Federal National Mtg. Assoc. 6.27% due 11/01/07	164,782	164,827
Federal National Mtg. Assoc. 6.34% due 01/01/08	104,186	104,372
Federal National Mtg. Assoc. 6.36% due 07/01/08	95,354	95,743
Federal National Mtg. Assoc. 6.43% due 01/01/08	124,464	124,807
Federal National Mtg. Assoc. 6.50% due 06/01/13	219,716	222,734
Federal National Mtg. Assoc. 6.50% due 09/01/32	281,522	284,007
Federal National Mtg. Assoc. 6.50% due 04/01/34	174,815	175,840
Federal National Mtg. Assoc. 6.59% due 11/01/07	88,713	89,001
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)	211	210
Government National Mtg. Assoc. 6.00% due 09/15/32	69,162	68,710
Government National Mtg. Assoc. 6.00% due 12/15/33	400,753	398,126
Government National Mtg. Assoc. 7.00% due 07/15/33	68,135	70,269
Government National Mtg. Assoc. 7.00% due 11/15/33	73,961	76,283
Government National Mtg. Assoc. 7.50% due 01/15/32	58,260	60,904
Government National Mtg. Assoc. 8.00% due 11/15/31	8,385	8,905
Government National Mtg. Assoc. 8.50% due 11/15/17	5,213	5,557
Government National Mtg. Assoc. 9.00% due 11/15/21	1,207	1,300
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35 (5)	1,302	1,355
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35 (5)	57,180	59,075
		18,286,090

U.S. GOVERNMENT OBLIGATIONS — 19.5%

U.S. Treasuries — 19.5%
United States Treasury Bonds 5.38% due 02/15/31	772,000	785,329
United States Treasury Bonds 6.25% due 08/15/23	4,095,000	4,516,339
United States Treasury Bonds 6.38% due 08/15/27	425,000	482,408
United States Treasury Bonds 6.63% due 02/15/27	250,000	291,094
United States Treasury Bonds 6.88% due 08/15/25	2,000,000	2,371,562
United States Treasury Bonds 7.50% due 11/15/24	400,000	501,375
United States Treasury Bonds 7.88% due 02/15/21	775,000	975,168
United States Treasury Bonds 11.25% due 02/15/15	800,000	1,136,187
United States Treasury Notes 2.25% due 02/15/07	6,000	5,889
United States Treasury Notes 2.38% due 04/15/11	4,364,070	4,346,854
United States Treasury Notes 2.50% due 10/31/06	23,000	22,802
United States Treasury Notes 2.63% due 05/15/08	2,019,000	1,927,909
United States Treasury Notes 2.63% due 03/15/09	5,075,000	4,758,010
United States Treasury Notes 2.75% due 07/31/06	1,400,000	1,397,757
United States Treasury Notes 3.13% due 09/15/08	2,950,000	2,826,699
United States Treasury Notes 3.25% due 08/15/07	380,000	371,791
United States Treasury Notes 3.25% due 08/15/08	4,100,000	3,944,971
United States Treasury Notes 3.38% due 10/15/09	47,000	44,555
United States Treasury Notes 3.63% due 07/15/09	2,000,000	1,916,484
United States Treasury Notes 3.63% due 01/15/10	66,000	62,839
United States Treasury Notes 3.88% due 05/15/09	1,975,000	1,909,193
United States Treasury Notes 3.88% due 02/15/13	65,000	60,506
United States Treasury Notes 4.00% due 02/15/14	1,425,000	1,323,802
United States Treasury Notes 4.00% due 02/15/15	52,000	47,917
United States Treasury Notes 4.25% due 10/15/10	60,000	58,069
United States Treasury Notes 4.25% due 08/15/15	97,000	90,759
United States Treasury Notes 4.38% due 12/15/10	2,000,000	1,942,656
United States Treasury Notes 4.50% due 11/15/10	30,000	29,304
United States Treasury Notes 4.50% due 02/28/11	20,000	19,502
United States Treasury Notes 4.50% due 11/15/15	181,000	172,403
United States Treasury Notes 4.50% due 02/15/16	2,800,000	2,663,937
United States Treasury Notes 4.63% due 02/29/08	274,000	271,506
United States Treasury Notes 4.88% due 04/30/11	2,500,000	2,474,512
United States Treasury Notes 4.88% due 02/15/12	75,000	74,180
United States Treasury Notes 5.00% due 02/15/11	23,000	22,934
United States Treasury Notes 5.13% due 05/15/16	70,000	69,918
United States Treasury Notes 5.63% due 05/15/08	1,000,000	1,007,891
United States Treasury Notes 6.50% due 10/15/06	250,000	250,820
		45,175,830

UTILITIES — 2.1%

Electric Utilities — 1.5%
AES Corp. 7.75% due 03/01/14	5,000	5,025
AES Corp. 8.88% due 02/15/11	50,000	52,500
American Electric Power, Inc. 4.71% due 08/16/06	36,000	35,559
Appalachian Power Co. 5.00% due 06/01/17	36,000	32,323
Calpine Corp. 8.75% due 07/15/13*(2)(13)	180,000	169,200
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23	46,000	42,902
Centerpoint Energy, Inc. 5.88% due 06/01/08	70,000	69,861
Consumers Energy Co. 4.25% due 04/15/08*	70,000	68,037
Dominion Resources, Inc. 5.69% due 05/15/08	66,000	65,795
Duke Energy Corp. 4.20% due 10/01/08	60,000	57,957
Duquesne Light Holdings, Inc. 6.25% due 08/15/35	18,000	16,128
Enersis SA 7.40% due 12/01/16	100,000	101,663
Entergy Louisiana, Inc. 5.83% due 11/01/10	90,000	88,499
Exelon Generation Co. LLC 5.35% due 01/15/14	190,000	181,510
Florida Power & Light Co. 5.95% due 10/01/33	37,000	35,557
Indiantown Cogeneration LP 9.26% due 12/15/10	24,334	25,490
Midamerican Energy Holdings Co. 6.13% due 04/01/36	650,000	607,607
NSTAR 8.00% due 02/15/10	170,000	181,663
Ohio Edison Co. 6.88% due 07/15/36	35,000	35,563
Pepco Holdings, Inc. 5.50% due 08/15/07	341,000	339,775
PSE&G Power LLC 3.75% due 04/01/09	140,000	132,652
PSE&G Power LLC 7.75% due 04/15/11	380,000	406,718
PSI Energy, Inc. 7.85% due 10/15/07	102,000	104,479
Public Service Electric & Gas Co. 5.00% due 08/15/14	36,000	33,980

Puget Sound Energy, Inc. 5.20% due 10/01/15	103,000	96,227
Reliant Energy Resources Corp. 7.75% due 02/15/11	60,000	64,143
Reliant Energy, Inc. 9.50% due 07/15/13	50,000	50,250
Southern California Edison Co. 5.63% due 02/01/36	42,000	37,860
Texas-New Mexico Power Co. 6.25% due 01/15/09	140,000	140,664
TXU Corp. 4.80% due 11/15/09	270,000	256,866

Gas & Pipeline Utilities — 0.5%
Duke Energy Field Services 6.88% due 02/01/11	35,000	36,150
Energen Corp. 7.63% due 12/15/10	260,000	272,188
Kinder Morgan Finance Co., 5.70% due 01/05/16	54,000	46,887
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36	650,000	598,349
NGC Corp. Capital Trust 8.32% due 06/01/27	65,000	55,575
Southern California Gas Co. 5.75% due 11/15/35	35,000	32,884

Telephone — 0.1%
Alltel Corp. 4.66% due 05/17/07	66,000	65,514
GTE Northwest, Inc. 5.55% due 10/15/08	30,000	29,644
GTE Southwest, Inc. 8.50% due 11/15/31	80,000	90,005
		4,763,649

TOTAL BONDS & NOTES (cost $125,469,604)		122,659,585

Foreign Bonds & Notes — 3.9%

CONSUMER DISCRETIONARY — 0.0%
Retail—0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	45,000	41,400

CONSUMER STAPLES — 0.3%
Food, Beverage & Tobacco—0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	245,000	269,806
Companhia Brasileira de Bebidas 10.50% due 12/15/11	190,000	220,875
Diageo Capital PLC 4.38% due 05/03/10	65,000	61,806
		552,487

FINANCE — 1.7%
Banks—0.7%
HBOS Capital Funding LP 6.85% due 03/23/09(12)	88,000	84,480
National Australia Bank, Ltd. 8.60% due 05/19/10	380,000	416,447
NIB Capital Bank NV 5.82% due 12/11/13*(8)	35,000	33,045
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	410,000	440,295
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	330,000	338,131
Scotland International Finance BV 7.70% due 08/15/10*	300,000	322,016

Financial Services—0.5%
Aiful Corp. 4.45% due 02/16/10*	340,000	319,005
Fosters Financial Corp. 5.88% due 06/15/35*	45,000	39,357
Nell AF SARL 8.38% due 08/15/15*	75,000	72,094
UFJ Finance Aruba AEC 6.75% due 07/15/13	690,000	718,829

Insurance—0.5%
AXA SA 8.60% due 12/15/30	490,000	583,147
Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12	2,000	1,740
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	55,000	46,750
VTB Capital SA 6.25% due 06/30/35*	315,000	297,832
XL Capital Finance PLC 6.50% due 01/15/12	155,000	157,301
		3,870,469

FOREIGN GOVERNMENT BONDS — 0.6%
Foreign Government—0.6%
Federal Republic of Brazil 8.00% due 01/15/18	40,000	42,200
Federal Republic of Brazil 10.50% due 07/14/14	75,000	90,300
Province of Quebec 7.50% due 09/15/29	81,000	97,732
Republic of Argentina 4.89% due 08/03/06(9)	105,000	86,835
Republic of Argentina 8.28% due 12/31/33	163,354	145,548
Republic of Turkey 9.00% due 06/30/11	75,000	78,188
Republic of Turkey 11.88% due 01/15/30	210,000	286,912
Republic of Venezuela 8.50% due 10/08/14	40,000	42,300
Republic of Venezuela 9.25% due 09/15/27	280,000	330,400
Russian Federation 5.00% due 03/31/30(7)	281,000	299,046
		1,499,461

HEALTHCARE — 0.0%
Drugs—0.0%
Elan Finance PLC 7.75% due 11/15/11*	30,000	28,650

INDUSTRIAL & COMMERCIAL — 0.1%
Aerospace & Military Technology—0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	274,929	276,155

Machinery—0.0%
Atlas Copco AB 6.50% due 04/01/08*	29,000	29,330
		305,485

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media—0.1%
Grupo Televisa SA 6.63% due 03/18/25	145,000	136,640
Telenet Group Holding NV 11.50% due 06/15/14*(7)	98,000	83,055
		219,695

INFORMATION TECHNOLOGY — 0.5%
Telecommunications—0.5%
British Telecommunications PLC 8.63% due 12/15/30	35,000	43,015
France Telecom SA 7.75% due 03/01/11	470,000	504,876
France Telecom SA 8.50% due 03/01/31	210,000	252,688
Telecom Italia Capital SA 5.25% due 11/15/13	63,000	58,241
Telecom Italia Capital SA 6.38% due 11/15/33	116,000	104,882
TELUS Corp. 7.50% due 06/01/07	51,000	51,747
TELUS Corp. 8.00% due 06/01/11	78,000	84,466
		1,099,915

MATERIALS — 0.2%
Forest Products—0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	30,000	28,425

Metals & Minerals—0.2%
Inco, Ltd. 7.20% due 09/15/32	320,000	327,588
Noranda, Inc. 6.00% due 10/15/15	70,000	66,651
Noranda, Inc. 6.20% due 06/15/35	49,000	43,345
		466,009

REAL ESTATE — 0.0%
Real Estate Companies—0.0%
Brascan Corp. 8.13% due 12/15/08	70,000	73,496

UTILITIES — 0.4%
Telephone—0.4%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(14)	460,000	493,842
Deutsche Telekom International Finance BV 8.25% due 06/15/30(14)	370,000	427,184
		921,026

TOTAL FOREIGN BONDS & NOTES (cost $9,170,906)		9,078,093

Exchange Traded Funds — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
iShares MSCI EAFE Index Fund
(cost $103,674)	7,400	100,936

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $217,226,383)		218,711,698

Short-Term Investment Securities — 3.7%

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Bank Disc. Notes 4.95% due 07/03/06
(cost $8,497,662)		8,500,000	8,497,662

Repurchase Agreements — 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,282,320 and collateralized by $1,315,000 of United States Treasury Bonds, bearing interest at 7.88%, due 04/30/11 and having an approximate value of $1,308,425		1,282,000	1,282,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $2,166,451 and collateralized by $2,355,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $2,213,700		2,166,000	2,166,000
UBS Securities, LLC Joint Repurchase Agreement (6)		1,675,000	1,675,000

TOTAL REPURCHASE AGREEMENTS (cost $5,123,000)			5,123,000

TOTAL INVESTMENTS — (cost $230,847,045)@	100.5%		232,332,360
Other assets less liabilities—	(0.5)		(1,145,137)

NET ASSETS	100.0%		$231,187,223

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $11,603,344 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Bond in default
(3)	Fair valued security; see Note 1.
(4)	Illiquid security
(5)	Collateralized Mortgage Obligation
(6)	See Note 2 for details of Joint Repurchase Agreement
(7)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)	Variable rate security--the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(9)	Floating security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(10)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.
The rate reflected is as of June 30, 2006.
(11)	Variable rate security--the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(12)	Perpetual maturity date. The maturity date shown represents the next call date.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Floating security where the coupon rate Fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
(15)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of June 30, 2006, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market	Value as a
	Acquisition		Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/05	10,000	$10,000	$11,500	$115.00	0.0%

Southern Energy, Inc. 7.90% due 7/15/09	7/15/05	50,000	0	0	0	0.0%
				$11,500		0.0%

ADR-	American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through-  These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Depreciation

Kingdom of Sweden 3.00% due 07/12/16	SEK	(12,625,000)	07/31/06	$(1,583,282)	$(1,608,134)	$(24,852)

Kingdom of Sweden 5.25% due 03/15/11	SEK	(30,450,000)	07/31/06	(4,398,754)	(4,488,749)	(89,995)
						$(114,847)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	CNY	975,000	USD	123,778	09/20/06	$911
*	HUF	15,700,000	USD	76,298	09/20/06	5,589
	INR	3,400,000	USD	73,881	09/20/06	179
	ISK	2,710,000	USD	37,503	09/20/06	2,342
*	JPY	549,230,000	USD	4,888,312	09/20/06	33,029
*	RUB	2,270,000	USD	84,765	09/20/06	56
*	TRY	60,000	USD	37,244	09/20/06	659
*	USD	421,485	BRL	975,000	09/20/06	20,521
	USD	66,234	CLP	35,700,000	09/20/06	179
*	USD	610,521	CZK	13,640,000	09/20/06	6,152
*	USD	227,686	EUR	180,000	09/20/06	3,803
*	USD	70,605	HUF	15,700,000	09/20/06	104
*	USD	480,839	IDR	4,540,780,000	09/20/06	2,154
*	USD	232,200	ILS	1,040,000	09/20/06	3,105
*	USD	78,202	JPY	8,860,000	09/20/06	122
*	USD	308,303	MXN	3,520,000	09/20/06	708
*	USD	507,889	NOK	3,180,000	09/20/06	5,864
*	USD	423,643	RUB	11,360,000	09/20/06	273
*	USD	3,033,002	SGD	4,815,000	09/20/06	20,619
*	USD	192,192	THB	7,360,000	09/20/06	596
*	USD	72,793	TRY	120,000	09/20/06	377
	USD	38,354	TWD	1,240,000	09/20/06	282
						107,624

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

	AUD	1,015,000	USD	741,649	09/20/06	$(11,818)
*	BRL	615,000	USD	262,452	09/20/06	(16,352)
	CAD	285,000	USD	254,717	09/20/06	(1,208)
*	CZK	6,050,000	USD	269,217	09/20/06	(4,307)
*	EUR	580,000	USD	733,472	09/20/06	(12,436)
	GBP	140,000	USD	255,704	09/20/06	(3,671)
*	IDR	1,414,000,000	USD	150,106	09/20/06	(298)
*	ILS	340,000	USD	75,507	09/20/06	(1,420)
*	JPY	29,760,000	USD	259,087	09/20/06	(3,996)
*	MXN	490,000	USD	43,007	09/20/06	(9)
*	NOK	3,180,000	USD	507,533	09/20/06	(6,219)
	PHP	6,090,000	USD	113,366	09/20/06	(664)
*	RUB	2,020,000	USD	75,373	09/20/06	(6)
*	SGD	355,000	USD	223,712	09/20/06	(1,425)
*	THB	3,020,000	USD	78,861	09/20/06	(244)
*	TRY	110,000	USD	65,395	09/20/06	(1,678)
	USD	150,844	ARS	460,000	09/20/06	(3,326)
*	USD	359,621	CNY	2,820,000	09/20/06	(4,251)
*	USD	4,817,428	JPY	540,830,000	09/20/06	(36,402)
	USD	238,249	KRW	225,360,000	09/20/06	(73)
	USD	77,359	MYR	280,000	09/20/06	(775)
	USD	341,155	PLN	1,065,000	09/20/06	(4,989)
	USD	244,414	SKK	7,110,000	09/20/06	(7,407)
*	USD	146,554	TRY	235,000	09/20/06	(3,263)
	USD	188,835	ZAR	1,340,000	09/20/06	(2,987)
						(129,224)

	Net Unrealized Appreciation (Depreciation)					$(21,600)

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Yuan (Chinese) Renminbi

CZK - Czech Koruna

EUR - Euro

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovakian Koruna

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)
Common Stock — 14.6%

CONSUMER DISCRETIONARY — 1.2%

Apparel & Textiles — 0.2%
Coach, Inc.†	5,145	$153,836
NIKE, Inc.	2,660	215,460

Automotive — 0.1%
Advanced Auto Parts, Inc.†	4,437	128,229

Retail — 0.9%
CVS Corp.	4,900	150,430
Federated Department Stores, Inc.	13,950	510,570
J.C. Penney Co., Inc.	3,160	213,332
Lowe’s Cos., Inc.	4,680	283,935
Wal-Mart Stores, Inc.	4,100	197,497
Walgreen Co.	1,200	53,808
		1,907,097
CONSUMER STAPLES — 1.4%

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch Cos., Inc.	300	13,677
Campbell Soup Co.	5,200	192,972
Coca-Cola Co.	3,800	163,476
Diageo PLC ADR	3,100	209,405
Kraft Foods, Inc.	7,500	231,750
Kroger Co.†	7,100	155,206
PepsiCo, Inc.	4,200	252,168
Whole Foods Market, Inc.	4,385	283,446

Household & Personal Products — 0.5%
Clorox Co.	1,400	85,358
Colgate-Palmolive Co.	3,500	209,650
Kimberly-Clark Corp.	1,200	74,040
Procter & Gamble Co.	7,100	394,760
		2,265,908
ENERGY — 1.7%

Energy Services — 1.1%
Baker Hughes, Inc.	2,200	180,070
BJ Services Co.	7,225	269,203
Hess Corp.	2,925	154,586
Schlumberger, Ltd.	3,800	247,418
Southern Co.	3,500	112,175
Suncor Energy, Inc.	6,100	494,161
Valero Energy Corp.	4,205	279,717

Energy Sources — 0.6%
Chevron Corp.	2,400	148,944
ConocoPhillips	2,715	177,914
EOG Resources, Inc.	1,935	134,173
Exxon Mobil Corp.	4,400	269,940
GlobalSantaFe Corp.	700	40,425
Occidental Petroleum Corp.	1,545	158,440
XTO Energy, Inc.	1,900	84,113
		2,751,279

FINANCE — 2.6%

Banks — 1.0%
Bank of America Corp.	4,200	202,020
Bank of New York Co., Inc.	5,000	161,000
Commerce Bancorp, Inc.	10,720	382,383
PNC Financial Services Group, Inc.	900	63,153
SunTrust Banks, Inc.	900	68,634
Wachovia Corp.	1,300	70,304
Wells Fargo & Co.	9,315	624,850

Financial Services — 1.4%
American Express Co.	11,345	603,781
Ameriprise Financial, Inc.	774	34,574
Citigroup, Inc.	4,200	202,608
Fannie Mae	1,300	62,530
Freddie Mac	700	39,907
Goldman Sachs Group, Inc.	2,430	365,545
J.P. Morgan Chase & Co.	3,100	130,200
KKR Private Equity Investors LP	21,337	467,280
Moody’s Corp.	4,660	253,784
Morgan Stanley	2,500	158,025

Insurance — 0.2%
AFLAC, Inc.	2,800	129,780
Hartford Financial Services Group, Inc.	900	76,140
XL Capital, Ltd.	1,100	67,430
		4,163,928
HEALTHCARE — 2.9%

Drugs — 2.0%
Abbott Laboratories	2,500	109,025
Amgen, Inc.†	1,500	97,845
Bristol-Myers Squibb Co.	4,700	121,542
Caremark Rx, Inc.†	1,400	69,818
Genentech, Inc.†	5,245	429,041
Genzyme Corp.†	1,800	109,890
Gilead Sciences, Inc.†	11,030	652,535
GlaxoSmithKline PLC	2,000	111,600
ImClone Systems, Inc.†	3,400	131,376
Invitrogen Corp.†	2,515	166,166
Kos Pharmaceuticals, Inc.†	400	15,048
Novartis AG ADR	5,200	280,384
Pfizer, Inc.	6,700	157,249
Roche Holdings AG	1,566	258,876
Teva Pharmaceutical Industries, Ltd. ADR	5,780	182,590
Wyeth	6,200	275,342

Health Services — 0.2%
Medco Health Solutions, Inc.†	3,500	200,480
UnitedHealth Group, Inc.	2,740	122,697
Wellpoint, Inc.†	600	43,662

Medical Products — 0.7%
Alcon, Inc.†	1,695	167,042
Baxter International, Inc.	2,800	102,928
Boston Scientific Corp.†	6,700	112,828
Johnson & Johnson	4,200	251,664
MedImmune, Inc.†	2,100	56,910
Medtronic, Inc.	4,000	187,680
St. Jude Medical, Inc.†	1,500	48,630
Zimmer Holdings, Inc.†	2,600	147,472
		4,610,320

INDUSTRIAL & COMMERCIAL — 1.6%

Aerospace & Military Technology — 0.4%
Boeing Co.	1,700	139,247
General Dynamics Corp.	2,100	137,466
Lockheed Martin Corp.	2,100	150,654
Northrop Grumman Corp.	1,100	70,466
Raytheon Co.	2,700	120,339
United Technologies Corp.	1,700	107,814

Business Services — 0.4%
Automatic Data Processing, Inc.	3,100	140,585
Fluor Corp.	1,100	102,223
Monsanto Co.	5,040	424,318

Electrical Equipment — 0.2%
Emerson Electric Co.	3,000	251,430

Machinery — 0.2%
Caterpillar, Inc.	1,200	89,376
Deere & Co.	500	41,745
Parker-Hannifin Corp.	1,500	116,400

Multi-Industry — 0.3%
General Electric Co.	12,600	415,296
Honeywell International, Inc.	1,800	72,540

Transportation — 0.1%
Union Pacific Corp.	500	46,480
United Parcel Service, Inc.	1,200	98,796
		2,525,175
INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.1%
Comcast Corp., Special Class A†	6,900	226,182

Entertainment Products — 0.1%
Walt Disney Co.	3,400	102,000

Leisure & Tourism — 0.2%
Harrah’s Entertainment, Inc.	4,925	350,562
		678,744
INFORMATION TECHNOLOGY — 1.9%

Communication Equipment — 0.2%
QUALCOMM, Inc.	5,800	232,406

Computer Services — 0.1%
Sun Microsystems, Inc.†	51,795	214,949

Computer Software — 0.5%
Activision, Inc.†	4,600	52,348
Electronic Arts, Inc.†	12,260	527,670
Microsoft Corp.	6,100	142,130
Oracle Corp.†	3,400	49,266

Computers & Business Equipment — 0.7%
Apple Computer, Inc.†	16,845	962,187
Hewlett-Packard Co.	1,000	31,680
International Business Machines Corp.	1,100	84,502

Electronics — 0.1%
Advanced Micro Devices, Inc.†	900	21,978
Intel Corp.	4,000	75,800
Texas Instruments, Inc.	3,800	115,102

Telecommunications — 0.3%
BellSouth Corp.	2,900	104,980
Corning, Inc.†	7,700	186,263
Level 3 Communications, Inc.†	14,040	62,338
Motorola, Inc.	1,300	26,195
Sprint Corp.	1,400	27,986
Verizon Communications, Inc.	2,800	93,772
		3,011,552
MATERIALS — 0.4%

Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc.	300	25,791
Praxair, Inc.	2,100	113,400
Syngenta AG†	1,053	139,964

Metals & Minerals — 0.2%
Barrick Gold Corp.	5,300	156,880
Newmont Mining Corp.	5,200	275,236
		711,271
UTILITIES — 0.5%

Electric Utilities — 0.4%
AES Corp.†	16,070	296,491
Dominion Resources, Inc.	500	37,395
PG&E Corp.	3,600	141,408
Progress Energy, Inc.	2,200	94,314

Telephone — 0.1%
AT&T, Inc.	5,900	164,551
		734,159

TOTAL COMMON STOCK (cost $21,612,896)		23,359,433

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% (10)	2,000	45,620
Morgan Stanley Series A 6.19%	800	20,144
		65,764
U.S. GOVERNMENT AGENCIES — 0.0%

U.S. Government Agencies — 0.0%
Federal National Mtg. Assoc., Series O 7.07% (9)	468	25,389
TOTAL PREFERRED STOCK (cost $95,474)		91,153

Asset-Backed Securities — 13.5%

FINANCE — 13.1%

Financial Services — 13.0%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	550,000	531,381
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	750,000	729,058

Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43	85,000	86,089
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(5)	105,000	99,820
Banc of America Large Loan, Inc., Series 2005-BBA6 A2 5.37% due 01/15/19*(3)(5)(9)	40,000	40,013
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(5)(11)	145,000	141,147
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(5)(9)	288,930	281,854
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*	60,000	58,083
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38	33,000	31,713
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.82% due 11/11/41(5)	930,000	865,454
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	990,000	971,694
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	500,000	481,422
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	856,445	840,610
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	990,000	943,601
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	500,000	486,953
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(5)(11)	300,000	287,595
Commerical Mtg., Pass Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)	354,000	333,977
Credit Suisse Mtg. Capital 5.48% due 04/15/21*(5)(9)	60,000	60,100
Credit Suisse Mtg. Capital Certificates, Series 2006-TFLA C 5.46% due 04/15/21*(5)(9)	60,000	60,038
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)	44,359	44,579
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35	193,167	194,848
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(5)	238,552	240,143
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(5)	930,000	892,872
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)	600,000	580,405
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.61% due 04/25/35(5)(11)	659,426	657,421
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	915,000	884,792
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	1,100,000	1,052,757
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	225,000	219,204
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	149,080	148,614
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7 AJ 5.88% due 04/15/45(3)(5)	185,000	183,638
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(5)	600,000	572,768
LB-UBS Commercial Mtg. Trust 5.30% due 06/15/36(5)(11)	20,000	19,343
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)	240,000	243,965
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38	400,000	376,631
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(11)	406,356	395,805
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)	1,390,000	1,290,473
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40(5)	55,000	52,220
MortgageIT Trust, Series 2005-4 A1 5.60% due 10/25/35(5)(9)	868,706	869,129
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	690,000	669,123
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30	500,000	521,136
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	216,294
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	160,932	162,319
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	230,000	221,454
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	990,000	964,808
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25 G 5.78% due 05/15/43(5)(11)	50,000	48,665
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(5)(11)	1,017,927	990,226
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(5)(11)	815,818	792,487
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	155,591	155,293
		20,992,014

REAL ESTATE — 0.4%

Real Estate Investment Trusts — 0.4%
IMPAC CMB Trust, Series 2005-4 1A1A 5.59% due 05/25/35(5)(9)	718,943	720,424
TOTAL ASSET-BACKED SECURITIES (cost $22,531,386)		21,712,438

Bonds & Notes — 65.6%

CONSUMER DISCRETIONARY — 1.1%

Automotive — 0.5%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,888
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	150,000	145,029
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11	175,000	172,139
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	15,000	15,609
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	265,000	300,053
Dura Operating Corp. 8.63% due 04/15/12	13,000	11,050
Ford Motor Co. 7.45% due 07/16/31	145,000	104,762

General Motors Corp. 8.25% due 07/15/23	25,000	19,688

Housing & Household Durables — 0.5%
D.R. Horton, Inc. 5.63% due 09/15/14	285,000	261,180
D.R. Horton, Inc. 6.88% due 05/01/13	210,000	209,502
Pulte Homes, Inc. 7.88% due 08/01/11	160,000	167,926
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	195,817

Retail — 0.1%
Wendy’s International, Inc. 7.00% due 12/15/25	110,000	103,876
		1,714,519
CONSUMER STAPLES — 1.5%

Food, Beverage & Tobacco — 1.5%
Altria Group, Inc. 7.00% due 11/04/13	575,000	606,625
ConAgra Foods, Inc. 6.75% due 09/15/11	240,000	247,384
Fosters Finance Corp. 6.88% due 06/15/11*	15,000	15,547
Kraft Foods, Inc. 6.25% due 06/01/12	660,000	667,702
SABMiller PLC 6.20% due 07/01/11	480,000	482,654
Tyson Foods, Inc. 6.60% due 04/01/16	385,000	376,323

Household & Personal Products — 0.0%
Whirlpool Corp. 6.50% due 06/15/16	30,000	29,569
		2,425,804
EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	200,000	229,298

ENERGY — 1.8%

Energy Services — 0.6%
Consolidated Natural Gas Co. 5.38% due 11/01/06	17,000	16,975
Hanover Compressor Co. 9.00% due 06/01/14	15,000	15,675
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,163
Motiva Enterprises LLC 5.20% due 09/15/12*	290,000	282,048
PacifiCorp. 6.38% due 05/15/08	280,000	283,557
Petroleum Export Peloil 5.27% due 06/15/11*	291,672	284,858
Premcor Refining Group, Inc. 6.75% due 02/01/11*	32,000	32,809
Seitel, Inc. 11.75% due 07/15/11	20,000	22,350
Southern Energy, Inc. 7.90% due 07/15/09(3)(4)(15)	30,000	0
Valero Energy Corp. 7.50% due 04/15/32	50,000	54,285

Energy Sources — 1.2%
Amerada Hess Corp. 7.88% due 10/01/29	15,000	16,735
Anadarko Finance Co. 7.50% due 05/01/31	18,000	19,339
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*	29,000	28,520
ConocoPhillips 7.00% due 03/30/29	59,000	64,705
Devon Energy Corp. 7.95% due 04/15/32	21,000	24,198
El Paso Production Holding Co. 7.75% due 06/01/13	35,000	35,263
Encore Acquisition Co. 6.00% due 07/15/15	9,000	8,100
Encore Acquisition Co. 6.25% due 04/15/14	6,000	5,520
NRG Energy, Inc. 7.25% due 02/01/14	10,000	9,750
NRG Energy, Inc. 7.38% due 02/01/16	35,000	34,125
Pemex Project Funding Master Trust 6.13% due 08/15/08	260,000	259,480
Pemex Project Funding Master Trust 6.63% due 06/15/35*	1,395,000	1,262,475
Sempra Energy 4.62% due 05/17/07	31,000	30,698
Shell International Finance 5.63% due 06/27/11	30,000	30,006
		2,837,634

FINANCE — 13.2%

Banks — 2.6%
ABN Amro Holding NV 6.52% due 11/08/12	30,000	30,317
Bank of America Corp. 5.25% due 12/01/15	190,000	179,683
Bank of America Corp. 7.40% due 01/15/11	600,000	638,410
Bank of America NA 6.00% due 06/15/16	18,000	18,004
BankBoston Capital Trust IV 5.87% due 06/08/28(9)	36,000	34,842
BB&T Capital Trust II 6.75% due 06/07/36	18,000	17,932
Branch Banking & Trust 4.88% due 01/15/13	15,000	14,282
Caisse Nationale des Casisses d’Epargne et de Prevoyance 5.55% due 12/30/09(9)	23,000	18,745
Charter One Bank 6.38% due 05/15/12	83,000	85,906
Comerica, Inc. 4.80% due 05/01/15	15,000	13,655
First Maryland Capital II 6.00% due 02/01/27(9)	32,000	31,270
HSBC Holdings PLC 6.50% due 05/02/36	348,000	342,111
Huntington National Bank 6.60% due 06/15/18	17,000	17,229
Independence Community Bank Corp. 3.50% due 06/20/08(9)	16,000	15,306
J.P. Morgan Chase Bank NA 5.88% due 06/13/16	24,000	23,672
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	27,000	27,294
MBNA America Bank NA 5.38% due 01/15/08	380,000	378,770
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	550,000	538,456
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(12)	35,000	36,687
National Westminster Bank 7.75% due 10/16/07(9)	13,000	13,289
NCNB Corp. 9.38% due 09/15/09	80,000	88,550
Popular North America, Inc. 5.65% due 04/15/09	23,000	22,814
Santander Issuances SA 5.81% due 06/20/16	15,000	15,033
Sanwa Bank, Ltd. 7.40% due 06/15/11	15,000	15,919
Southtrust Bank NA 4.75% due 03/01/13	30,000	28,147
U.S. Bancorp 7.50% due 06/01/26	245,000	279,004
Union Bank of California 5.95% due 05/11/16	30,000	29,802
US Bank NA 3.90% due 08/15/08	6,000	5,811
Wachovia Bank NA 5.60% due 03/15/16	310,000	300,575
Wachovia Capital Trust III 5.80% due 03/15/11	435,000	422,125
Wachovia Corp. 4.88% due 02/15/14	330,000	308,807
Washington Mutual Bank FA 5.50% due 01/15/13	38,000	36,885
Washington Mutual Bank FA 5.95% due 05/20/13	30,000	29,652
Western Financial Bank 9.63% due 05/15/12	31,000	34,112
Hybrid Capital Funding I 8.00% due 06/30/11(12)	40,000	40,585

Financial Services — 7.3%
Ameriprise Financial, Inc. 5.65% due 11/15/15	325,000	313,202
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	45,000	41,901
Citigroup, Inc. 5.00% due 09/15/14	1,479,000	1,384,295
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	34,000	35,020
Countrywide Financial Corp. 6.25% due 05/15/16	21,000	20,583
Countrywide Home Loans, Inc. 5.50% due 08/01/06	61,000	61,005
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15	720,000	672,938
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	460,000	474,650
Deere John Capital Corp. 5.40% due 04/07/10	560,000	553,173
Downey Financial Corp. 6.50% due 07/01/14	30,000	29,451
Farmers Exchange Capital 7.05% due 07/15/28*	530,000	507,140
Ford Motor Credit Co. 5.70% due 01/15/10	130,000	113,872
Ford Motor Credit Co. 5.80% due 01/12/09	43,000	39,283
Ford Motor Credit Co. 7.38% due 10/28/09	130,000	120,190
General Electric Capital Corp. 2.80% due 01/15/07	43,000	42,405
General Motors Acceptance Corp. 6.75% due 12/01/14	20,000	18,576
General Motors Acceptance Corp. 6.88% due 09/15/11	65,000	62,020
General Motors Acceptance Corp. 6.88% due 08/28/12	364,000	342,950
General Motors Acceptance Corp. 7.25% due 03/02/11	10,000	9,695
General Motors Acceptance Corp. 7.75% due 01/19/10	20,000	19,897
Genworth Global Funding 5.75% due 05/15/13	30,000	29,923
Golden West Financial Corp. 4.75% due 10/01/12	32,000	30,318
Goldman Sachs Group, Inc. 6.45% due 05/01/36	30,000	28,741
Goldman Sachs Group, Inc. 6.60% due 01/15/12	380,000	392,182
Household Finance Corp. 6.38% due 10/15/11	820,000	837,991
Household Finance Corp. 7.00% due 05/15/12	24,000	25,256
HSBC Finance Corp. 6.75% due 05/15/11	490,000	508,298
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,405,000	1,327,093
J.P. Morgan Chase & Co. 6.75% due 02/01/11	200,000	207,878
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	30,000	28,659

Lehman Brothers Holdings, Inc. 5.75% due 05/17/13	30,000	29,536
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	480,000	483,185
Merrill Lynch & Co., Inc. 6.05% due 05/16/16	30,000	29,912
Morgan Stanley 4.75% due 04/01/14	1,070,000	980,997
Morgan Stanley 6.75% due 04/15/11	290,000	301,086
Overseas Private Investment Corp. 6.99% due 01/15/09	40,277	41,084
PNC Funding Corp. 5.75% due 08/01/06	39,000	39,002
Pricoa Global Funding I 4.63% due 06/25/12*	15,000	14,077
Principal Life Global Funding I 5.25% due 01/15/13*	21,000	20,390
Prudential Financial, Inc. 5.10% due 09/20/14	155,000	146,038
Residential Capital Corp. 6.38% due 06/30/10*	92,000	90,748
Residential Capital Corp. 6.50% due 04/17/13	15,000	14,720
SB Treasury Co. LLC 9.40% due 06/30/08*(8)	480,000	509,871
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	46,000	44,059
Sovereign Capital Trust V 7.91% due 06/13/36	27,000	27,399
Transamerica Finance Corp. 6.40% due 09/15/08	16,000	16,195
UBS Preferred Funding Trust V 6.24% due 11/13/06(8)	30,000	29,555
Verizon Global Funding Corp. 7.38% due 09/01/12	410,000	435,812
Verizon Global Funding Corp. 7.75% due 12/01/30	230,000	248,066

Insurance — 3.3%
ACE Capital Trust II 9.70% due 04/01/30	340,000	418,796
ACE INA Holdings, Inc. 5.88% due 06/15/14	50,000	48,306
ACE INA Holdings, Inc. 6.70% due 05/15/36	15,000	14,384
ACE INA Holdings, Inc. 8.30% due 08/15/06	140,000	140,389
Aegon NV 5.59% due 07/16/06(8)	33,000	27,555
Aetna, Inc. 6.63% due 06/15/36	15,000	14,837
Allstate Corp. 7.20% due 12/01/09	38,000	39,767
Allstate Financing II 7.83% due 12/01/45	53,000	55,337
Americo Life, Inc. 7.88% due 05/01/13*	22,000	22,037
Amerus Group Co. 6.58% due 05/16/11	30,000	30,343
Equitable Cos., Inc. 7.00% due 04/01/28	110,000	114,896
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	55,000	51,454
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	385,000	419,005
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	350,000	378,058
Great-West Life & Annuity Insurance Co. 7.15% due 05/19/16	44,000	42,976
ING Groep NV 5.78% due 12/08/15(8)	18,000	17,080
Jackson National Life Insurance Co. 8.15% due 03/15/27*	49,000	57,196
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	320,000	302,908
Lincoln National Corp. 7.00% due 05/17/66	380,000	377,053
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	15,000	13,966
Metlife, Inc. 5.00% due 11/24/13	18,000	16,934
Metropolitan Life Global Funding 4.63% due 08/19/10*	15,000	14,371
MIC Financing Trust I Pass-Through 8.38% due 02/01/27*	13,000	13,109
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13	21,000	19,489
Nationwide Life Global Funding I 5.35% due 03/15/11	30,000	29,523
Navigators Group, Inc. 7.00% due 05/01/16	139,000	137,038
Ohio Casualty Corp. 7.30% due 06/15/14	33,000	33,377
Protective Life Secured Trust 4.00% due 04/01/11	390,000	361,404
ReliaStar Financial Corp. 8.00% due 10/30/06	250,000	251,763
St. Paul Travelers Cos., Inc. 6.75% due 06/20/36	6,000	5,924
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07	260,000	260,074
Torchmark Corp. 6.25% due 12/15/06	210,000	210,047
Torchmark Corp. 6.38% due 06/15/16	15,000	14,886
Travelers Property Casualty Corp. 3.75% due 03/15/08	90,000	87,349
Travelers Property Casualty Corp. 6.38% due 03/15/33	330,000	313,183
Unitrin, Inc. 4.88% due 11/01/10	255,000	243,699
W.R. Berkley Capital Trust 8.20% due 12/15/45	380,000	383,088
W.R. Berkley Corp. 5.60% due 05/15/15	210,000	198,213
XL Capital, Ltd. 5.25% due 09/15/14	165,000	152,141
XL Capital, Ltd. 6.38% due 11/15/24	31,000	29,317
		21,275,270
HEALTHCARE — 0.4%

Drugs — 0.1%
Abbott Laboratories 5.88% due 05/15/16	36,000	35,692

Merck & Co., Inc. 2.50% due 03/30/07	24,000	23,465
Wyeth 5.50% due 02/01/14	25,000	24,156
Wyeth 6.95% due 03/15/11	20,000	20,864

Health Services — 0.3%
HCA, Inc. 6.95% due 05/01/12	35,000	34,165
Humana, Inc. 7.25% due 08/01/06	440,000	440,265
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	19,575
Universal Hospital Services, Inc. 10.13% due 11/01/11	15,000	15,600

Medical Products — 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(3)(4)	25,000	0
		613,782
INDUSTRIAL & COMMERCIAL — 0.8%

Aerospace & Military Technology — 0.2%
BF Goodrich Co. 6.29% due 07/01/16	170,000	168,995
BF Goodrich Co. 6.80% due 07/01/36	15,000	14,917
Raytheon Co. 4.85% due 01/15/11	30,000	28,889
Raytheon Co. 6.75% due 08/15/07	45,000	45,437

Business Services — 0.5%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	9,950
Aramark Services, Inc. 7.00% due 05/01/07	37,000	37,094
Dole Food, Inc. 8.88% due 03/15/11	5,000	4,688
Encana Holdings Finance Corp. 5.80% due 05/01/14	15,000	14,668
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	510,000	499,980
Monitronics International, Inc. 11.75% due 09/01/10	20,000	19,725
Monsanto Co. 5.50% due 08/15/25	15,000	13,599
Pactiv Corp. 7.95% due 12/15/25	65,000	68,655
Pitney Bowes, Inc. 4.75% due 01/15/16	26,000	23,667
Rent-Way, Inc. 11.88% due 06/15/10	14,000	14,402
Service Corp. International 6.75% due 04/01/16	15,000	13,800
Tyco International Group SA 6.00% due 11/15/13	30,000	29,721

Machinery — 0.0%
American Standard, Inc. 5.50% due 04/01/15	18,000	16,881
American Standard, Inc. 7.38% due 02/01/08	13,000	13,241

Multi-Industry — 0.0%
Stanley Works Capital Trust I 5.90% due 12/01/45	15,000	13,992

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	32,000	36,072
Canadian National Railway Co. 6.38% due 10/15/11	30,000	30,922
FedEx Corp., Series 981A Pass-Through 6.72% due 01/15/22	143,793	149,492
Ryder Systems, Inc. 5.00% due 06/15/12	31,000	29,052
		1,297,839
INFORMATION & ENTERTAINMENT — 4.3%

Broadcasting & Media — 2.8%
AOL Time Warner, Inc. 6.75% due 04/15/11	15,000	15,378
AOL Time Warner, Inc. 7.63% due 04/15/31	350,000	376,854
Belo (A.H.) Corp. 6.75% due 05/30/13	15,000	14,959
Chancellor Media Corp. 8.00% due 11/01/08	390,000	405,483
Charter Communications Holdings LLC 11.13% due 01/15/11	30,000	18,600
Clear Channel Communications, Inc. 4.90% due 05/15/15	32,000	27,315
Clear Channel Communications, Inc. 5.00% due 03/15/12	130,000	119,215
Clear Channel Communications, Inc. 7.65% due 09/15/10	230,000	239,879
Comcast Cable Communications, Inc. 8.50% due 05/01/27	80,000	93,536
Comcast Corp. 6.50% due 11/15/35	330,000	311,511
Cox Communications, Inc. 5.45% due 12/15/14	480,000	443,807
Cox Communications, Inc. 7.13% due 10/01/12	30,000	31,029
Cox Communications, Inc. 7.63% due 06/15/25	18,000	18,975
Cox Communications, Inc. 7.75% due 11/01/10	290,000	307,105

Knight-Ridder, Inc. 6.88% due 03/15/29	15,000	13,532
Knight-Ridder, Inc. 7.15% due 11/01/27	20,000	18,696
Liberty Media Corp. 7.75% due 07/15/09	290,000	298,771
News America, Inc. 7.30% due 04/30/28	15,000	15,211
Nexstar Finance, Inc. 7.00% due 01/15/14	10,000	9,100
Paxson Communications Corp. 11.32% due 01/15/13(7)	50,000	50,125
Time Warner Co., Inc. 7.25% due 10/15/17	14,000	14,658
Time Warner Entertainment Co., LP 8.38% due 03/15/23	458,000	509,283
Turner Broadcasting, Inc. 8.38% due 07/01/13	140,000	154,065
Univision Communications, Inc. 3.50% due 10/15/07	15,000	14,497
Univision Communications, Inc. 3.88% due 10/15/08	150,000	141,687
Viacom, Inc. 6.25% due 04/30/16	372,000	361,118
Viacom, Inc. 6.63% due 05/15/11	30,000	30,790
Viacom, Inc. 6.88% due 04/30/36	15,000	14,476
Viacom, Inc. 7.88% due 07/30/30	390,000	409,290
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	22,250

Entertainment Products — 0.3%
Walt Disney Co. 5.38% due 06/01/07	500,000	498,680

Leisure & Tourism — 1.2%
American Airlines, Inc., Series 01-1 Pass-Through 6.82% due 05/23/11	35,000	34,125
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10	71,313	67,391
Atlas Air, Inc., Series 1999-1 B Pass-Through 7.63% due 01/02/15	70,730	69,315
Atlas Air, Inc., Series 2000-1 A Pass-Through 8.71% due 01/02/19	17,778	18,445
Atlas Air, Inc., Series 991-A Pass-Through 7.20% due 01/02/19	3,472	3,437
Brunswick Corp. 5.00% due 06/01/11	24,000	22,642
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08	400,000	398,854
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 03/15/19	58,850	58,518
Continental Airlines, Inc., Series 99-2 Pass-Through 7.73% due 03/15/11	2,195	2,040
Continental Airlines, Inc., Series 991C Pass-Through 6.95% due 08/02/09	9,131	8,728
GTECH Holdings Corp. 4.50% due 12/01/09	340,000	326,876
GTECH Holdings Corp. 4.75% due 10/15/10	110,000	105,834
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	185,363
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	40,000	36,997
Harrah’s Operating Co., Inc. 6.50% due 06/01/16	434,000	422,883
Hilton Hotels Corp. 7.20% due 12/15/09	14,000	14,242
MGM Mirage, Inc. 5.88% due 02/27/14	35,000	31,369
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	14,119
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13	15,000	14,864
Royal Caribbean Cruises, Ltd. 7.25% due 06/15/16	30,000	29,708
		6,865,625
INFORMATION TECHNOLOGY — 2.9%

Computer Services — 0.2%
Computer Sciences Corp. 3.50% due 04/15/08	15,000	14,408
Electronic Data Systems Corp. 7.45% due 10/15/29	260,000	267,842

Computer Software — 0.0%
Oracle Corp. 5.00% due 01/15/11*	14,000	13,511

Electronics — 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18	27,000	26,536

Telecommunications — 2.7%
America Movil SA de CV 6.38% due 03/01/35	18,000	15,646
American Cellular Corp. 10.00% due 08/01/11	35,000	36,837
AT&T Broadband Corp. 8.38% due 03/15/13	350,000	388,724
AT&T Wireless Services, Inc. 7.88% due 03/01/11	800,000	861,698
Centennial Communications Corp. 10.74% due 01/01/08(9)	25,000	25,500
Corning, Inc. 6.20% due 03/15/16	18,000	17,882
Dobson Communications Corp. 9.32% due 07/16/06	10,000	10,075
Embarq Corp. 7.08% due 06/01/16	387,000	384,874

ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)	5,000	5,750
Intelsat Bermuda, Ltd. 9.25% due 06/15/16	20,000	20,650
LCI International, Inc. 7.25% due 06/15/07	65,000	64,837
New England Telephone & Telegraph Co. 7.88% due 11/15/29	15,000	15,531
SBC Communications, Inc. 5.10% due 09/15/14	870,000	807,111
SBC Communications, Inc. 5.30% due 11/15/10	330,000	321,968
Sprint Capital Corp. 6.13% due 11/15/08	120,000	120,940
Sprint Capital Corp. 6.88% due 11/15/28	24,000	24,178
Sprint Capital Corp. 7.63% due 01/30/11	290,000	308,682
Sprint Capital Corp. 8.38% due 03/15/12	160,000	176,784
Telefonica Emisiones SAU 6.42% due 06/20/16	310,000	309,357
Telefonica Emisiones SAU 7.05% due 06/20/36	310,000	309,831
Verizon New York, Inc. 6.88% due 04/01/12	27,000	27,359
		4,576,511
MATERIALS — 1.1%

Chemicals — 0.5%
Agrium, Inc. 7.13% due 05/23/36	370,000	368,868
BCI US Finance Corp. 11.20% due 07/15/10*(9)	50,000	51,000
Cytec Industries, Inc. 4.60% due 07/01/13	225,000	201,529
Cytec Industries, Inc. 5.50% due 10/01/10	150,000	145,691
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14	9,000	8,419
Eastman Chemical Co. 7.63% due 06/15/24	15,000	15,558
ICI Wilmington, Inc. 7.05% due 09/15/07	36,000	36,364
Rohm & Haas Co. 7.85% due 07/15/29	15,000	17,541

Forest Products — 0.2%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)	20,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,200
Pliant Corp. 11.13% due 09/01/09(13)	24,000	25,320
Plum Creek Timberlands LP 5.88% due 11/15/15	26,000	24,836
Stora Enso Oyj 6.40% due 04/15/16	15,000	14,538
Temple-Inland, Inc. 6.63% due 01/15/18	350,000	348,230

Metals & Minerals — 0.2%
Barrick Gold Finance, Inc. 7.50% due 05/01/07	22,000	22,306
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	15,000	13,838
Inco, Ltd. 7.75% due 05/15/12	170,000	181,462
MeadWestvaco Corp. 6.85% due 04/01/12	30,000	30,532
Newmont Mining Corp. 8.63% due 05/15/11	15,000	16,631
Timken Co. 5.75% due 02/15/10	22,000	21,532

Plastic — 0.2%
Sealed Air Corp. 5.38% due 04/15/08*	275,000	272,662
		1,826,057
MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	101,390
Southern California Public Power Authority Project 6.93% due 05/15/17	125,000	137,309
		238,699
REAL ESTATE — 2.5%

Real Estate Companies — 0.7%
AMB Property LP 5.45% due 12/01/10	415,000	409,941
EOP Operating LP 7.00% due 07/15/11	30,000	31,166
ERP Operating LP 5.38% due 08/01/16	17,000	15,955
Liberty Property LP 7.25% due 03/15/11	200,000	209,403
Liberty Property LP 8.50% due 08/01/10	160,000	173,763
Mack-Cali Realty LP 5.80% due 01/15/16	15,000	14,334
Regency Centers LP 4.95% due 04/15/14	130,000	120,078
Susa Partnership LP 6.95% due 07/01/06	95,000	95,000

Real Estate Investment Trusts — 1.8%
Avalon Bay Communities, Inc., 7.50% due 12/15/10	340,000	360,440
Brandywine Operating Partnership LP 5.75% due 04/01/12	270,000	264,274
Developers Diversified Realty Corp. 5.00% due 05/03/10	490,000	474,804
Duke Realty LP 5.50% due 03/01/16	15,000	14,227
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09	15,000	14,354
Kimco Realty Corp. 5.58% due 11/23/15	375,000	358,632
Reckson Operating Partnership LP 6.00% due 03/31/16	299,000	289,524
Regency Centers LP 5.25% due 08/01/15*	180,000	168,232
Regency Centers LP 7.75% due 04/01/09	110,000	115,847
Simon Property Group LP 4.60% due 06/15/10	185,000	177,292
Simon Property Group LP 5.10% due 06/15/15	200,000	184,842
Simon Property Group LP 5.38% due 06/01/11	250,000	243,699
Simon Property Group LP 6.35% due 08/28/12	15,000	15,220
United Dominion Realty Trust 6.05% due 06/01/13	310,000	305,937
		4,056,964

U.S. GOVERNMENT AGENCIES — 7.4%

U.S. Government Agencies — 7.4%
Federal Home Loan Bank 4.50% due 09/08/08	70,000	68,633
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)	230,830	214,281
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)	104,923	99,540
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	130,000	127,756
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	342,092	323,373
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31	86,931	84,607
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	270,369	253,310
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	168,678	158,035
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	143,962	134,551
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	245,531	229,480
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)	57,418	56,225
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	119,090	114,686
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	327,842	315,094
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	161,274	159,384
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	14,934	15,124
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	30,002	30,330
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34	45,718	46,005
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36	86,556	87,073
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	120,000	126,136
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	28,273	28,965
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	10,109	10,122
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	310	328
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(5)	8,915	8,908
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23	96,000	98,159
Federal National Mtg. Assoc. 4.56% due 01/01/15	946,574	883,504
Federal National Mtg. Assoc. 4.75% due 12/15/10	15,000	14,573
Federal National Mtg. Assoc. 4.85% due 11/01/15	843,347	801,485
Federal National Mtg. Assoc. 5.00% due 03/01/18	101,297	97,778
Federal National Mtg. Assoc. 5.00% due 06/01/19	84,266	81,282
Federal National Mtg. Assoc. 5.00% due 03/01/34	324,069	303,898
Federal National Mtg. Assoc. 5.25% due 08/01/12	23,000	22,472
Federal National Mtg. Assoc. 5.50% due 02/01/36	88,573	88,010
Federal National Mtg. Assoc. 5.50% due 03/01/18	97,674	96,018
Federal National Mtg. Assoc. 5.50% due 07/01/19	113,059	111,068
Federal National Mtg. Assoc. 5.50% due 06/01/20	190,155	186,686
Federal National Mtg. Assoc. 5.50% due 12/01/33	249,365	240,563
Federal National Mtg. Assoc. 5.50% due 05/01/34	30,269	29,201
Federal National Mtg. Assoc. 5.50% due 06/01/34	77,449	74,588
Federal National Mtg. Assoc. 5.50% due 12/01/35	178,716	171,777
Federal National Mtg. Assoc. 5.93% due 02/01/11	1,175,413	1,191,765
Federal National Mtg. Assoc. 6.00% due 06/25/16	125,000	124,584
Federal National Mtg. Assoc. 6.00% due 06/01/17	47,603	47,785
Federal National Mtg. Assoc. 6.00% due 12/01/33	133,690	131,994
Federal National Mtg. Assoc. 6.00% due 05/01/34	110,115	108,598
Federal National Mtg. Assoc. 6.00% due 08/01/34	104,459	103,055
Federal National Mtg. Assoc. 6.00% due 10/01/34	162,458	160,220
Federal National Mtg. Assoc. 6.00% due 06/01/35	27,073	26,668
Federal National Mtg. Assoc. 6.00% due December TBA	2,720,000	2,729,351
Federal National Mtg. Assoc. 6.06% due 09/01/11	274,758	277,063
Federal National Mtg. Assoc. 6.27% due 11/01/07	75,711	75,731
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,670	16,699
Federal National Mtg. Assoc. 6.36% due 07/01/08	95,354	95,743
Federal National Mtg. Assoc. 6.43% due 01/01/08	22,226	22,287
Federal National Mtg. Assoc. 6.50% due 08/01/16	36,065	36,585
Federal National Mtg. Assoc. 6.50% due 09/01/32	140,761	142,003
Federal National Mtg. Assoc. 6.50% due 04/01/34	79,462	79,927
Federal National Mtg. Assoc. 6.59% due 11/01/07	88,713	89,001
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)	84	84
Government National Mtg. Assoc. 6.00% due 02/15/33	119,377	118,579
Government National Mtg. Assoc. 7.00% due 11/15/33	28,917	29,825
Government National Mtg. Assoc. 7.00% due 01/15/33	47,716	49,217
Government National Mtg. Assoc. 7.00% due 05/15/33	67,228	69,337
Government National Mtg. Assoc. 7.50% due 01/15/32	29,130	30,452
Government National Mtg. Assoc. 8.00% due 02/15/30	6,165	6,545
Government National Mtg. Assoc. 8.50% due 11/15/17	5,436	5,794
Government National Mtg. Assoc. 9.00% due 11/15/21	1,357	1,463
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35(5)	2,797	2,911
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(5)	20,968	21,662
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35	12,544	13,054
		11,800,990

U.S. GOVERNMENT OBLIGATIONS — 25.9%

U.S. Treasuries — 25.9%
United States Treasury Bonds 5.38% due 02/15/31	463,000	470,994
United States Treasury Bonds 6.25% due 08/15/23	1,875,000	2,067,921
United States Treasury Bonds 6.38% due 08/15/27	1,800,000	2,043,140
United States Treasury Bonds 6.63% due 02/15/27	300,000	349,313
United States Treasury Bonds 6.88% due 08/15/25	1,300,000	1,541,515
United States Treasury Bonds 7.50% due 11/15/24	500,000	626,719
United States Treasury Bonds 7.88% due 02/15/21	775,000	975,168
United States Treasury Notes 2.25% due 02/15/07	2,000	1,963
United States Treasury Notes 2.38% due 04/15/11	4,186,463	4,169,947
United States Treasury Notes 2.63% due 05/15/08	2,000,000	1,909,766
United States Treasury Notes 2.63% due 03/15/09	4,050,000	3,797,033
United States Treasury Notes 2.75% due 07/31/06	320,000	319,487
United States Treasury Notes 3.13% due 09/15/08	1,000,000	958,203
United States Treasury Notes 3.25% due 08/15/08	5,000,000	4,810,940
United States Treasury Notes 3.38% due 02/28/07	1,000,000	987,617
United States Treasury Notes 3.63% due 07/15/09	1,000,000	958,242
United States Treasury Notes 3.63% due 01/15/10	32,000	30,467
United States Treasury Notes 3.88% due 05/15/09	1,875,000	1,812,525
United States Treasury Notes 3.88% due 05/15/10	16,000	15,312
United States Treasury Notes 4.00% due 02/15/14	2,650,000	2,461,808
United States Treasury Notes 4.25% due 10/15/10	30,000	29,034
United States Treasury Notes 4.38% due 12/15/10	2,750,000	2,671,152
United States Treasury Notes 4.50% due 11/15/10	15,000	14,652
United States Treasury Notes 4.50% due 02/28/11	8,000	7,801
United States Treasury Notes 4.50% due 02/15/16	3,800,000	3,615,343
United States Treasury Notes 4.63% due 02/29/08	122,000	120,890
United States Treasury Notes 4.88% due 04/30/11	2,400,000	2,375,532
United States Treasury Notes 5.00% due 08/15/11	8,000	7,976
United States Treasury Notes 5.13% due 05/15/16	30,000	29,965
United States Treasury Notes 5.63% due 05/15/08	2,100,000	2,116,571
United States Treasury Notes 6.50% due 10/15/06(1)	300,000	300,984
		41,597,980

UTILITIES — 2.5%

Electric Utilities — 1.8%
AES Corp. 8.88% due 02/15/11	25,000	26,250
American Electric Power, Inc. 4.71% due 08/16/07	18,000	17,780
Appalachian Power Co. 5.00% due 06/01/17	18,000	16,161
Calpine Corp. 8.75% due 07/15/13*(2)(13)	80,000	75,200
Centerpoint Energy Houston Electric LLC, 5.60% due 07/01/23	20,000	18,653
Centerpoint Energy Inc. 5.88% due 06/01/08	30,000	29,940
Consumers Energy Co. 4.25% due 04/15/08*	30,000	29,159
Dominion Resources, Inc. 5.69% due 05/15/08	33,000	32,898
Duke Energy Corp. 4.20% due 10/01/08	30,000	28,978
Duquesne Light Holdings, Inc. 6.25% due 08/15/35	9,000	8,064
Enersis SA 7.40% due 12/01/16	70,000	71,164
Entergy Louisiana, Inc. 5.83% due 11/01/10	45,000	44,249
Exelon Generation Co. LLC 5.35% due 01/15/14	180,000	171,957
Florida Power & Light Co. 5.95% due 10/01/33	16,000	15,376
Indiantown Cogeneration LP 9.26% due 12/15/10	11,897	12,462
Midamerican Energy Holdings Co. 6.13% due 04/01/36	640,000	598,259
NSTAR 8.00% due 02/15/10	200,000	213,721
Ohio Edison Co. 6.88% due 07/15/36	15,000	15,241
Pepco Holdings, Inc. 5.50% due 08/15/07	340,000	338,779
PSE&G Power LLC 3.75% due 04/01/09	155,000	146,865
PSE&G Power LLC 7.75% due 04/15/11	345,000	369,257
PSI Energy, Inc. 7.85% due 10/15/07	48,000	49,166
Public Service Electric & Gas Co. 5.00% due 08/15/14	12,000	11,327
Puget Sound Energy, Inc. 5.20% due 10/01/15	47,000	43,909
Reliant Energy Resources Corp. 7.75% due 02/15/11	30,000	32,071
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	25,125
Southern California Edison Co. 5.63% due 02/01/36	18,000	16,226
Texas-New Mexico Power Co. 6.25% due 01/15/09	150,000	150,712
TXU Corp. 4.80% due 11/15/09	280,000	266,380

Gas & Pipeline Utilities — 0.6%
Duke Energy Field Services 6.88% due 02/01/11	15,000	15,493
Energen Corp. 7.63% due 12/15/10	290,000	303,594
Kinder Morgan Finance Co., 5.70% due 01/05/16	27,000	23,443

National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36	650,000	598,350
NGC Corp. Capital Trust 8.32% due 06/01/27	35,000	29,925
Southern California Gas Co. 5.75% due 11/15/35	15,000	14,093

Telephone — 0.1%
Alltel Corp. 4.66% due 05/17/07	32,000	31,765
GTE Northwest, Inc. 5.55% due 10/15/08	15,000	14,822
GTE Southwest, Inc. 8.50% due 11/15/31	30,000	33,752
		3,940,566

TOTAL BONDS & NOTES (cost $107,624,357)		105,297,538

Foreign Bonds & Notes — 4.7%

CONSUMER DISCRETIONARY — 0.0%
Retail—0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	20,000	18,400

CONSUMER STAPLES — 0.3%
Food, Beverage & Tobacco—0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	270,000	297,337
Companhia Brasileira de Bebidas 10.50% due 12/15/11	160,000	186,000
Diageo Capital PLC 4.38% due 05/03/10	30,000	28,526
		511,863

FINANCE — 2.3%
Banks—0.9%
HBOS Capital Funding LP 6.85% due 03/23/09(12)	38,000	36,480
National Australia Bank, Ltd. 8.60% due 05/19/10	440,000	482,202
NIB Capital Bank NV 5.82% due 12/11/13*(8)	15,000	14,162
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	330,000	354,383
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	250,000	256,160
Scotland International Finance BV 7.70% due 08/15/10*	290,000	311,282

Financial Services—0.7%
Aiful Corp. 4.45% due 02/16/10*	340,000	319,006
Fosters Financial Corp. 5.88% due 06/15/35*	20,000	17,492
Nell AF SARL 8.38% due 08/15/15*	20,000	19,225
UFJ Finance Aruba AEC 6.75% due 07/15/13	785,000	817,798

Insurance—0.7%
AXA SA 8.60% due 12/15/30	490,000	583,147
Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12	1,000	870
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	25,000	21,250
VTB Capital SA 6.25% due 06/30/35*	350,000	330,925
XL Capital Finance PLC 6.50% due 01/15/12	160,000	162,375
		3,726,757

FOREIGN GOVERNMENT BONDS — 0.5%
Foreign Government—0.5%
Federal Republic of Brazil 8.00% due 01/15/18	20,000	21,100
Federal Republic of Brazil 10.50% due 07/14/14	35,000	42,140
Province of Quebec 7.50% due 09/15/29	41,000	49,469
Republic of Argentina 4.89% due 08/03/12(9)	50,000	41,350
Republic of Argentina 8.28% due 12/31/33	76,232	67,923
Republic of Turkey 9.00% due 06/30/11	35,000	36,488
Republic of Turkey 11.88% due 01/15/30	100,000	136,625
Republic of Venezuela 8.50% due 10/08/14	20,000	21,150
Republic of Venezuela 9.25% due 09/15/27	150,000	177,000
Russian Federation 5.00% due 03/31/30*(7)	20,000	21,275
Russian Federation 5.00% due 03/31/30(7)	100,000	106,430
Russian Federation 8.25% due 03/31/10	13,333	13,848
		734,798

HEALTHCARE — 0.0%
Drugs—0.0%
Elan Finance PLC 7.75% due 11/15/11*	14,000	13,370

INDUSTRIAL & COMMERCIAL — 0.2%
Aerospace & Military Technology—0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	316,050	317,460

Machinery—0.0%
Atlas Copco AB 6.50% due 04/01/08*	15,000	15,170
		332,630

INFORMATION & ENTERTAINMENT — 0.0%
Broadcasting & Media—0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)	39,000	33,053

INFORMATION TECHNOLOGY — 0.6%
Telecommunications—0.6%
British Telecommunications PLC 8.63% due 12/15/30	15,000	18,435
France Telecom SA 7.75% due 03/01/11	470,000	504,876
France Telecom SA 8.50% due 03/01/31	200,000	240,655
Telecom Italia Capital SA 5.25% due 11/15/13	30,000	27,734
Telecom Italia Capital SA 6.38% due 11/15/33	53,000	47,920
TELUS Corp. 7.50% due 06/01/07	24,000	24,352
TELUS Corp. 8.00% due 06/01/11	38,000	41,150
		905,122

MATERIALS — 0.2%
Forest Products—0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	14,212

Metals & Minerals—0.2%
Inco, Ltd. 7.20% due 09/15/32	310,000	317,351
Noranda, Inc. 6.00% due 10/15/15	28,000	26,661
Noranda, Inc. 6.20% due 06/15/35	21,000	18,576
		376,800

REAL ESTATE — 0.0%
Real Estate Companies—0.0%
Brascan Corp. 8.13% due 12/15/08	33,000	34,648

UTILITIES — 0.6%
Telephone—0.6%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(14)	460,000	493,842
Deutsche Telekom International Finance BV 8.25% due 06/15/30(14)	360,000	415,638
		909,480

TOTAL FOREIGN BONDS & NOTES (cost $7,704,015)		7,596,921

Exchange Traded Funds — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
iShares MSCI EAFE Index Fund
(cost $43,431)	3,100	42,284

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $159,611,559)		158,099,767

Short-Term Investment Securities — 1.6%

U.S. GOVERNMENT AGENCIES — 1.6%
Federal Home Loan Bank Disc. Notes 4.95% due 07/03/06
(cost $2,499,312)	2,500,000	2,499,312

Repurchase Agreements
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $202,042 and collateralized by $165,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $210,581		202,000	202,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $518,130 and collateralized by $535,000 of United States Treasury Notes, bearing interest at 4.88%, due 04/30/11 and having an approximate value of $532,325		518,000	518,000
UBS Securities, LLC Joint Repurchase Agreement (6)		875,000	875,000

TOTAL REPURCHASE AGREEMENTS (cost $1,595,000)			1,595,000

TOTAL INVESTMENTS — (cost $163,705,871)@	101.0%		162,194,079
Other assets less liabilities—	(1.0)		(1,666,333)
NET ASSETS—	100.0%		$160,527,746

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $9,689,590 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Bond in default
(3)	Fair valued security; see Note 1.
(4)	Illiquid security
(5)	Collateralized Mortgage Obligation
(6)	See Note 2 for details of Joint Repurchase Agreement
(7)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(9)	Floating security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(10)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2006.
(11)	Variable rate security—the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(12)	Perpetual maturity date. The maturity date shown represents the next call date.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
(15)

To the extent permitted by the Statement of Additional Information, the Multi-Manged Income Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of June 30, 2006, the Multi-Managed Income Portfolio held the following restricted securities:

					Market	Value as a
	Acquisition		Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets

ICO North America, Inc. 7.50% due 08/15/09	08/11/05	5,000	$5,000	$5,750	$115.00	0.0%

Southern Energy, Inc 7.90% due 07/15/09	7/15/05	30,000	0	0	0	0.0%
				$5,750		0.0%

ADR-	American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through-  These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Appreciation
6 Short	U.S. Treasury 5 YR Note	September 2006	$624,263	$620,437	$3,826

Open Foreign Bond Forward Contracts

Description	Principal Amount		Delivery Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Depreciation

Kingdom of Sweden
3.00% due 07/12/16	SEK	(12,250,000)	07/31/06	$(1,536,254)	$(1,560,368)	$(24,114)

Kingdom of Sweden
5.25% due 03/15/11	SEK	(29,550,000)	07/31/06	(4,268,742)	(4,356,077)	(87,335)
						$(111,449)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	CNY	1,185,000	USD	150,438	09/20/06	$1,107
*	HUF	15,000,000	USD	72,896	09/20/06	5,340
	INR	3,400,000	USD	73,881	09/20/06	179
	ISK	2,640,000	USD	36,535	09/20/06	2,281
*	JPY	558,210,000	USD	4,968,262	09/20/06	33,594
*	RUB	2,450,000	USD	91,486	09/20/06	61
*	TRY	60,000	USD	37,244	09/20/06	659
*	USD	423,550	BRL	980,000	09/20/06	20,723
	USD	63,636	CLP	34,300,000	09/20/06	172
*	USD	585,463	CZK	13,080,000	09/20/06	5,891
*	USD	221,361	EUR	175,000	09/20/06	3,698
*	USD	67,457	HUF	15,000,000	09/20/06	99
*	USD	463,936	IDR	4,381,110,000	09/20/06	2,073
*	USD	222,174	ILS	995,000	09/20/06	2,949
*	USD	74,759	JPY	8,470,000	09/20/06	117
*	USD	309,195	MXN	3,530,000	09/20/06	694
*	USD	487,126	NOK	3,050,000	09/20/06	5,624
*	USD	417,304	RUB	11,190,000	09/20/06	269
*	USD	2,913,321	SGD	4,625,000	09/20/06	19,803
*	USD	175,741	THB	6,730,000	09/20/06	545
*	USD	72,793	TRY	120,000	09/20/06	377
	USD	36,808	TWD	1,190,000	09/20/06	271
						106,526

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

	AUD	975,000	USD	712,406	09/20/06	$(11,367)
*	BRL	635,000	USD	271,143	09/20/06	(16,728)
	CAD	270,000	USD	241,311	09/20/06	(1,144)
*	CZK	5,780,000	USD	257,203	09/20/06	(4,114)
*	EUR	560,000	USD	708,175	09/20/06	(12,012)
	GBP	135,000	USD	246,572	09/20/06	(3,539)
*	IDR	1,374,230,000	USD	145,884	09/20/06	(290)
*	ILS	330,000	USD	73,286	09/20/06	(1,378)
*	JPY	28,370,000	USD	246,984	09/20/06	(3,811)
*	MXN	630,000	USD	55,295	09/20/06	(11)
*	NOK	3,050,000	USD	486,785	09/20/06	(5,965)
	PHP	5,810,000	USD	108,153	09/20/06	(634)
*	RUB	1,940,000	USD	72,388	09/20/06	(6)
*	SGD	355,000	USD	223,712	09/20/06	(1,425)
*	THB	2,520,000	USD	65,805	09/20/06	(204)
*	TRY	110,000	USD	65,395	09/20/06	(1,678)
	USD	147,565	ARS	450,000	09/20/06	(3,253)
*	USD	380,025	CNY	2,980,000	09/20/06	(4,493)
*	USD	4,899,259	JPY	550,010,000	09/20/06	(37,080)
	USD	233,820	KRW	221,170,000	09/20/06	(72)
	USD	74,596	MYR	270,000	09/20/06	(748)
	USD	326,739	PLN	1,020,000	09/20/06	(4,778)
	USD	241,664	SKK	7,030,000	09/20/06	(7,323)
*	USD	140,318	TRY	225,000	09/20/06	(3,124)
	USD	181,786	ZAR	1,290,000	09/20/06	(2,872)
						(128,049)

	Net Unrealized Appreciation (Depreciation)					$(21,523)

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Yuan Renminbi

CZK - Czech Koruna

EUR - Euro

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovakian Koruna

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount/Certificates	Value (Note 1)

Common Stock — 80.0%

CONSUMER DISCRETIONARY — 7.4%

Apparel & Textiles — 1.1%
Adidas-Salomon AG	3,828	$183,020
Burberry Group PLC	16,875	134,183
Deckers Outdoor Corp.†	3,600	138,816
Genesco, Inc.†	8,200	277,734
Gildan Activewear, Inc.	1,000	47,290
Industria de Diseno Textil SA	9,975	420,776
K-Swiss, Inc., Class A	9,200	245,640
Kellwood Co.	5,200	152,204
Maidenform Brands, Inc.†	9,600	118,368
Next PLC	14,281	430,986
NIKE, Inc. Class B	1,800	145,800
Phillips-Van Heusen	10,200	389,232
Polo Ralph Lauren Corp.	1,400	76,860
Puma AG	384	149,277
Skechers USA, Inc., Class A†	9,100	219,401
Steven Madden, Ltd.†	13,500	399,870
Stride Rite Corp.	9,200	121,348
Timberland Co., Class A†	3,100	80,910
Toray Industries, Inc.	6,000	52,062
Wolverine World Wide, Inc.	4,100	95,653

Automotive — 2.0%
Aftermarket Technology Corp.†	8,600	213,710
Aisin Seiki Co., Ltd.	9,600	285,215
Ansell, Ltd.	28,069	201,698
Astra International	142,000	149,466
Autobacs Seven Co., Ltd.	3,300	143,604
Autogrill SpA	22,019	338,806
Autoliv, Inc.	6,150	347,905
Bayerische Motoren Werke AG	800	39,968
Cummins, Inc.	9,050	1,106,362
Dongfeng Motor Corp.	134,000	62,546
Fiat SpA†	38,307	510,054
Ford Otomotiv Sanayi A.S.	7,855	52,615
Goodyear Tire & Rubber Co.†	18,000	199,800
Group 1 Automotive, Inc.†	3,100	174,654
Harris & Harris Group, Inc.†	11,400	125,856
Honda Motor Co., Ltd.	6,200	196,662
Hyundai Motor Co.	2,300	195,394
Inchcape	95,380	833,380
Modine Manufacturing Co.	14,600	341,056
S.A. D’ieteren NV	536	173,107
Suzuki Motor Corp.	10,100	218,433
Toyota Motor Corp.	5,300	277,412
Volkswagen AG	8,417	590,287
Volvo AB, Class A	5,800	279,654
Yamaha Motor Co., Ltd.	22,700	593,088

Housing & Household Durables — 0.8%
Berkeley Group Holdings PLC†(13)	28,424	637,573
Black & Decker Corp.	8,500	717,910
NCI Building Systems, Inc.†	2,600	138,242
Select Comfort Corp.†	6,300	144,711
Sherwin-Williams Co.	10,400	493,792
Walter Industries, Inc.	2,000	115,300

Whirlpool Corp.	9,900	818,235
Wolseley PLC	2,049	45,203

Retail — 3.5%
Aderans Co., Ltd.	9,200	248,410
American Eagle Outfitters, Inc.	13,600	462,944
Barnes & Noble, Inc.	13,000	474,500
Best Buy Co., Inc.	5,900	323,556
BJ’s Wholesale Club, Inc.†	3,900	110,565
Buckle, Inc.	4,901	205,205
Casey’s General Stores, Inc.	20,400	510,204
Cato Corp., Class A	5,500	142,175
Charming Shoppes, Inc.†	9,700	109,028
Claire’s Stores, Inc.	6,400	163,264
CNS, Inc.	4,100	100,450
Colruyt SA	933	145,709
Controladora Comercial Mexicana SA de CV	76,400	129,475
Costco Wholesale Corp.	4,800	274,224
Dillard’s, Inc., Class A	5,500	175,175
Dollar Tree Stores, Inc.†	12,300	325,950
Dress Barn, Inc.†	10,600	268,710
Foschini Ltd.	23,347	148,971
GUS PLC	17,859	319,020
Home Depot, Inc.	9,800	350,742
Hyundai Dept Store Co., Ltd.	2,040	157,610
Itochu Corp.	74,000	649,860
J.C. Penney Co., Inc.	5,500	371,305
Longs Drug Stores Corp.	4,600	209,852
Lowe’s Cos., Inc.	7,700	467,159
Marks & Spencer Group PLC	58,026	629,861
Marubeni Corp.	43,000	229,203
Men’s Wearhouse, Inc.†	4,400	133,320
Nordstrom, Inc.	31,300	1,142,450
Nu Skin Enterprises, Inc., Class A	10,900	161,865
Office Depot, Inc.†	9,000	342,000
Pantry, Inc.†	10,300	592,662
Payless ShoeSource, Inc.†	16,500	448,305
Rent-A-Center, Inc.†	3,900	96,954
Smart & Final, Inc.†	6,300	106,092
SUPERVALU, Inc.	11,200	343,840
Too, Inc.†	2,300	88,297
Wal-Mart de Mexico SA de CV†	67,900	189,788
Wal-Mart Stores, Inc.	19,300	929,681
Weis Markets, Inc.	1,000	41,200
Woolworths, Ltd.	59,536	891,460
		27,852,169
CONSUMER STAPLES — 4.7%

Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.(8)	24,700	1,813,721
British American Tobacco PLC	32,635	821,949
Carrefour SA	2,134	125,120
Chiquita Brands International, Inc.	11,300	155,714
Coca-Cola Co.	11,200	481,824
Continental AG	4,584	468,584
Flowers Foods, Inc.	3,200	91,648
FU JI Food & Catering Services	15,000	24,722
General Mills, Inc.	10,000	516,600
Heineken NV	46,796	1,984,175
Imperial Tobacco Group PLC	6,503	200,703
InBev NV	2,269	111,298
Japan Tobacco, Inc.	367	1,337,286
Kellogg Co.	14,250	690,127
Koninklijke Ahold NV†	12,104	105,120
Kroger Co.†	20,200	441,572

Meiji Dairies Corp.	97,000	677,237
Nash Finch Co.	8,200	174,578
Nestle SA	316	99,255
Pepsi Bottling Group, Inc.	22,300	716,945
PepsiCo, Inc.	14,200	852,568
Performance Food Group Co.†	5,500	167,090
Reynolds American, Inc.	5,200	599,560
Royal Numico NV†	750	33,661
Safeway, Inc.	19,600	509,600
Seaboard Corp.	240	307,200
Swedish Match AB	25,500	411,019
Thai Beverage Public Co. Ltd.*(9)	717,000	120,040
Toyo Suisan Kaisha, Ltd.	32,000	501,084
Unilever NV	6,720	152,393
Universal Robina Corp.*(9)	306,270	103,767
UST, Inc.	7,750	350,223

Household & Personal Products — 0.7%
American Greetings Corp., Class A	5,000	105,050
Chattem, Inc.†	3,700	112,369
Colgate-Palmolive Co.	8,400	503,160
Estee Lauder Cos., Inc., Class A	4,900	189,483
Genlyte Group, Inc.†	2,200	159,346
Kimberly-Clark Corp.	4,500	277,650
Nobia AB	2,300	74,784
Playtex Products, Inc.†	7,600	79,268
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,895	52,694
Procter & Gamble Co.	16,950	942,420
Reckitt Benckiser PLC	3,943	147,286
		17,789,893
EDUCATION — 0.1%

Education — 0.1%
Career Education Corp.†	4,900	146,461
Universal Technical Institute, Inc.†	9,900	217,998
		364,459
ENERGY — 7.2%

Energy Services — 2.8%
E.ON AG	5,531	636,840
Giant Industries, Inc.†	10,000	665,500
Helix Energy Solutions Group, Inc.	3,700	149,332
MOL Magyar Olaj-es Gazipari Rt.	572	58,805
MOL Magyar Olaj-es Gazipari Rt. GDR	2,783	285,257
Motech Industries, Inc.	1,000	23,535
Norsk Hydro ASA	30,565	810,170
PetroChina Co., Ltd., Class H	198,000	211,607
Repsol YPF SA	8,555	244,998
Royal Dutch Shell PLC, Class A ADR	6,564	220,807
Royal Dutch Shell PLC, Class B	47,448	1,659,180
RWE AG	2,753	229,056
Sasol Ltd.	9,312	357,155
Scottish and Southern Energy PLC	3,975	84,605
Statoil ASA	40,400	1,145,496
Sunoco, Inc.	15,600	1,080,924
Tesoro Corp.	9,950	739,882
Todco, Class A†	2,500	102,125
Valero Energy Corp.	7,190	478,279
Vector, Ltd.†	67,992	101,083
Veritas DGC, Inc.†	19,800	1,021,284
Western Refining, Inc.	3,400	73,372
Weststar Energy, Inc.	5,400	113,670

Energy Sources — 4.4%

Addax Petroleum Corp.	1,700	45,458
Anadarko Petroleum Corp.	10,800	515,052
BP PLC	93,782	1,093,424
Chevron Corp.(8)	27,500	1,706,650
China Petroleum and Chemical Corp.	602,000	344,939
China Shenhua Energy Co., Ltd.	75,500	138,531
ConocoPhillips	22,286	1,460,402
Core Laboratories NV†	3,600	219,744
Eni SpA	44,620	1,314,350
Exxon Mobil Corp.(8)	77,180	4,734,993
Forest Oil Corp.†	1,400	46,424
Frontier Oil Corp.	32,600	1,056,240
Harvest Natural Resources, Inc.†	13,300	180,082
Helmerich & Payne, Inc.	7,500	451,950
Holly Corp.	12,200	588,040
Houston Exploration Co.†	2,100	128,499
Lukoil Holdings	633	52,919
Lukoil Sponsored ADR	4,660	387,712
Marathon Oil Corp.	9,900	824,670
Occidental Petroleum Corp.	2,900	297,395
Oil States International, Inc.†	2,600	89,128
Ormat Technologies, Inc.	2,300	87,745
Petroleo Brasileiro SA ADR	3,971	354,650
Petroleum Development Corp.†	2,300	86,710
Saipem SpA	7,925	180,328
Solarworld AG	456	28,620
Total SA	3,360	221,112
		27,128,729
FINANCE — 16.5%

Banks — 7.7%
ABN AMRO Holdings NV	2,999	82,049
Allied Irish Banks PLC†	350	0
Allied Irish Banks PLC (Dublin)	15,672	376,049
AmSouth Bancorp	8,900	235,405
Anchor Bancorp Wisconsin, Inc.	3,000	90,510
Anglo Irish Bank Corp.	54	843
Anglo Irish Bank Corp. PLC	4,065	63,172
Australia & New Zealand Banking Group, Ltd.	20,847	411,916
Banco Popolare di Verona e Novara SCRL†	1,225	32,825
Bank Hapoalim B.M.	15,813	67,488
Bank of America Corp.(8)	37,489	1,803,221
Bank of Fukuoka, Ltd.	48,000	364,907
Bank of Hawaii Corp.	3,800	188,480
Bank of Ireland (Dublin)	7,031	125,452
Barclays PLC	112,230	1,275,308
Bayerische Hypo-und Vereinsbank AG†	4,900	177,241
BNP Paribas SA	16,464	1,576,213
Chiba Bank, Ltd.	39,000	364,645
City Holding Co.	4,400	159,016
Colonial BancGroup, Inc.	11,400	292,752
Commerzbank AG	11,857	431,313
Corus Bankshares, Inc.	19,900	520,982
Daegu Bank	16,900	302,820
DBS Group Holdings, Ltd.	32,141	367,535
Den Norke Bank ASA	7,800	96,797
Depfa Bank PLC	17,593	291,630
Deutsche Bank AG	2,292	257,979
Downey Financial Corp.	3,900	264,615
First Bancorp	18,600	172,980
FirstFed Financial Corp.†	7,400	426,758
Fremont General Corp.	19,750	366,560
Hanmi Financial Corp.	12,200	237,168
HBOS PLC	60,275	1,047,730

Independent Bank Corp.	5,500	144,650
Intervest Bancshares Corp.	2,300	93,150
KBC GROEP NV	10,241	1,098,986
Keycorp	10,900	388,912
Kookmin Bank	2,540	208,822
Krung Thai Bank, Ltd.	86,700	22,971
Krung Thai Bank, PCL†(1)	753,600	199,668
Macquarie Bank, Ltd.	6,786	347,945
Mitsubishi Tokyo Financial Group, Inc.†	67	936,735
Mitsui Trust Holdings, Inc.	4,000	48,060
Nara Bancorp, Inc.	19,550	366,563
Nordea Bank AB	149,500	1,786,501
PFF Bancorp, Inc.	4,100	135,956
PT Bank Rakyat Indonesia	264,500	117,073
Republic Bancorp, Inc.	9,900	122,661
Royal Bank of Scotland Group PLC	29,414	967,097
Sberbank	79	134,695
Societe Generale	14,124	2,077,510
Southwest Bancorp, Inc.	4,400	112,200
Standard Bank Group, Ltd.	8,230	88,384
Sumitomo Mitsui Financial Group, Inc.	36	380,636
Taylor Capital Group, Inc.	2,600	106,106
Thai Farmers Bank	33,100	52,967
U.S. Bancorp	19,430	599,998
Uniao de Banco Brasilieros SA GDR	2,240	148,714
UniCredito Italiano SpA†	14,438	113,018
UnionBanCal Corp.	17,500	1,130,325
W Holding Co., Inc.	40,000	266,000
Wachovia Corp.	22,596	1,221,992
Washington Mutual, Inc.	3,900	177,762
Wells Fargo & Co.	24,780	1,662,242
West Coast Bancorp	2,500	73,675
Westpac Banking Corp., Ltd.	53,875	932,003
Zions Bancorp	4,900	381,906

Financial Services — 5.2%
Accredited Home Lenders Holding Co.†	6,750	322,717
Acta Holding ASA	10,500	33,398
Advanta Corp., Class B	7,750	278,613
Affiliated Managers Group, Inc.†	6,000	521,340
Ameriprise Financial, Inc.	11,800	527,106
ASTA Funding, Inc.	13,700	513,065
Calamos Asset Management, Inc., Class A	14,200	411,658
Candela Corp.†	18,675	296,186
Challenger Financial Services Group, Ltd.	43,655	102,510
Citigroup, Inc.	45,201	2,180,496
CompuCredit Corp.†	12,300	472,812
Countrywide Financial Corp.	7,550	287,504
Credit Saison Co., Ltd.	900	42,625
CSU Cardsystem SA	12,500	70,121
Deutsche Boerse AG	734	99,985
Dun & Bradstreet Corp.†	3,300	229,944
Goldman Sachs Group, Inc.	8,900	1,338,827
Hitachi Capital Corp.	73,200	1,279,273
ICAP PLC	5,824	53,633
IndyMac Bancorp, Inc.	13,000	596,050
International Securities Exchange, Inc.†	3,700	140,859
Investment Technology Group, Inc.†	11,700	595,062
J.P. Morgan Chase & Co.	22,640	950,880
Lazard, Ltd.	4,100	165,640
Lehman Brothers Holdings, Inc.	15,800	1,029,370
London Stock Exchange Group	23,567	495,942
Man Group PLC	27,700	1,305,159
Merrill Lynch & Co., Inc.	6,300	438,228
Mizuho Financial Group, Inc.	120	1,016,078
Morgan Stanley	6,200	391,902

Nasdaq Stock Market, Inc.†	5,400	161,460
Nelnet, Inc., Class A†	2,500	101,375
Nuveen Investments, Inc., Class A	1,800	77,490
Orix Corp.†	4,080	996,470
Portfolio Recovery Associates, Inc.†	2,800	127,960
Provident Financial PLC	17,483	198,827
Raymond James Financial, Inc.	19,853	600,950
Schroders PLC	7,489	139,872
Shinhan Financial Group Co., Ltd ADR	248	23,436
Shinhan Financial Group Co., Ltd.	7,500	351,779
Sika Finanz AG	78	86,769
SinoPac Holdings Co.	254,000	128,265
Tower, Ltd.†	66,329	139,025
World Acceptance Corp.†	8,200	291,264

Insurance — 3.6%
Admiral Group PLC	4,019	46,152
Aegon NV	14,955	255,744
Aetna, Inc.	13,800	551,034
Allianz AG	4,368	690,093
American Financial Group, Inc.	15,050	645,645
AmerUs Group Co.	1,700	99,535
Arch Capital Group, Ltd.†	1,700	101,082
Assurant, Inc.	3,800	183,920
CIGNA Corp.	4,100	403,891
Commerce Group, Inc.	12,400	366,296
EMC Insurance Group, Inc.	3,700	106,412
FBL Financial Group, Inc., Class A	1,300	42,120
First American Corp.	11,200	473,424
FPIC Insurance Group, Inc.†	3,700	143,375
HCC Insurance Holdings, Inc.	3,000	88,320
ING Groep NV	22,578	887,433
LandAmerica Financial Group, Inc.	7,000	452,200
LifeCell Corp.†	4,900	151,508
Mapfre Reinsurance Corp.	26,625	491,409
Metropolitan Holdings, Ltd.	100,768	165,838
MGIC Investment Corp.	4,000	260,000
Muenchener Rueckversicherungs-Gesellschaft AG	1,160	158,474
Nationwide Financial Services, Inc., Class A	4,400	193,952
Navigators Group, Inc.†	4,800	210,336
Ohio Casualty Corp.	9,800	291,354
Philadelphia Consolidated Holding Co.†	6,300	191,268
Prudential Financial, Inc.	18,700	1,452,990
QBE Insurance Group, Ltd.	27,039	411,900
Radian Group, Inc.	2,600	160,628
SAFECO Corp.	11,200	631,120
Safety Insurance Group, Inc.	6,900	328,095
Sampo Oyj, Class A	9,200	175,568
Selective Insurance Group, Inc.	1,800	100,566
St. Paul Travelers Cos., Inc.	1	45
StanCorp Financial Group, Inc.	1,400	71,274
Stewart Information Services Corp.	2,400	87,144
Triad Guaranty, Inc.†	5,300	259,064
W.R. Berkley Corp.	15,337	523,452
Wiener Stadtische Allgemeine Versicherung AG	356	20,946
Zenith National Insurance Corp.	20,370	808,078
Zurich Financial Services AG†	4,586	1,005,315
		62,417,167
HEALTHCARE — 7.9%

Drugs — 4.6%
Abbott Laboratories	11,500	501,515
Alkermes, Inc.†	5,200	98,384
Alpharma, Inc., Class A	12,000	288,480
Amgen, Inc.†	14,700	958,881

Applera Corp. - Celera Genomics Group†	19,300	249,935
AstraZeneca PLC	27,931	1,685,857
Bristol-Myers Squibb Co.	22,450	580,557
Celesio AG	1,438	130,717
Cephalon, Inc.†	2,000	120,200
CSL, Ltd.	1,672	66,782
Digene Corp.†	3,600	139,464
EGL, Inc.†	5,400	271,080
Eli Lilly & Co.	9,200	508,484
Enzon Pharmaceuticals, Inc.†	5,100	38,454
Forest Laboratories, Inc.†	14,800	572,612
Genentech, Inc.†	4,600	376,280
Gilead Sciences, Inc.†	14,750	872,610
GlaxoSmithKline PLC	48,996	1,369,018
Hospira, Inc.†	11,900	510,986
Kaken Pharmaceutical Co., Ltd.	30,000	225,184
King Pharmaceuticals, Inc.†	31,100	528,700
Ligand Pharmaceuticals, Inc., Class B†	6,400	54,080
Mayne Pharma, Ltd.	65,461	126,475
Medicis Pharmaceutical Corp., Class A	5,000	120,000
Merck & Co., Inc.	34,750	1,265,942
Millennium Pharmaceuticals, Inc.†	24,700	246,259
Novartis AG	3,760	203,601
Pain Therapeutics, Inc.†	12,400	103,540
Pfizer, Inc.(8)	33,500	786,245
Regeneron Pharmaceuticals, Inc.†	5,400	69,228
Roche Holdings AG	7,179	1,186,762
Salix Pharmaceuticals, Ltd.†	15,489	190,515
Sanofi-Synthelabo SA	1,298	126,674
Savient Pharmaceuticals, Inc.†	21,300	111,825
Schering AG	2,243	255,362
Schering-Plough Corp.	16,700	317,801
Sciele Pharma, Inc.	3,800	88,122
Serono SA, Class B†	49	33,848
Taisho Pharmaceutical Co., Ltd.	24,000	470,814
Teva Pharmaceutical Industries, Ltd. ADR	9,030	285,258
United Therapeutics Corp.†	2,300	132,871
Vertex Pharmaceuticals, Inc.†	4,100	150,511
Viropharma, Inc.†	5,900	50,858
Wyeth	21,200	941,492

Health Services — 1.7%
AMERIGROUP Corp.†	4,200	130,368
AMN Healthcare Services, Inc.†	7,900	160,370
Cerner Corp.†	1,900	70,509
Coventry Health Care, Inc.†	13,950	766,413
Dade Behring Holdings, Inc.†	7,900	328,956
Genesis Healthcare Corp.†	5,000	236,850
Health Net, Inc.†	4,000	180,680
Humana, Inc.†	12,500	671,250
Intuitive Surgical, Inc.†	800	94,376
Magellan Health Services, Inc.†	7,600	344,356
Mayne Group, Ltd.	59,148	134,496
Network Healthcare Holdings, Ltd.	141,455	189,198
Odyssey Healthcare, Inc.†	6,200	108,934
Pediatrix Medical Group, Inc.†	3,000	135,900
PRA International†	5,900	131,393
Sierra Health Services, Inc.†	35,000	1,576,050
UnitedHealth Group, Inc.	19,100	855,298
WellCare Health Plans, Inc.†	3,600	176,580

Medical Products — 1.6%
Alfresa Holdings Corp.	2,500	155,322
Becton Dickinson & Co.	20,500	1,253,165
DAIICHI SANKYO Co., Ltd.	6,400	176,162
DJ Orthopedics, Inc.†	5,500	202,565

Fresenius Medical Care AG	509	58,515
Haemonetics Corp.†	9,650	448,821
Johnson & Johnson	28,100	1,683,752
Kinetic Concepts, Inc.†	5,500	242,825
McKesson Corp.	9,000	425,520
MEDICEO Holdings Co., Ltd.	12,800	228,731
Mentor Corp.	5,200	226,200
Nobel Biocare Holding AG†	210	49,857
OraSure Technologies, Inc.†	12,500	119,000
Techne Corp.†	2,800	142,576
USANA Health Sciences, Inc.†	6,700	253,930
Vital Signs, Inc.	3,200	158,496
Zoll Medical Corp.†	2,700	88,452
		29,618,129
INDUSTRIAL & COMMERCIAL — 8.8%

Aerospace & Military Technology — 1.3%
Armor Holdings, Inc.†	4,000	219,320
BAE Systems PLC	35,060	239,720
Boeing Co.	16,840	1,379,364
CAE, Inc.	3,900	29,696
DRS Technologies, Inc.	2,100	102,375
Europeon Aeronautic Defense and Space Co.	7,556	217,065
HEICO Corp.	3,300	93,555
Kaman Corp., Class A	4,600	83,720
Lockheed Martin Corp.	13,800	990,012
Moog, Inc., Class A†	9,800	335,356
Raytheon Co.	3,500	155,995
Rockwell Automation, Inc.	2,628	189,242
Teledyne Technologies, Inc.†	4,600	150,696
United Industrial Corp.	15,550	703,638

Business Services — 2.1%
ABB, Ltd.†	7,480	97,282
Administaff, Inc.†	6,700	239,927
Aegis Group PLC	88,921	214,174
Albany Molecular Research, Inc.†	20,064	214,284
Applera Corp. - Applied Biosystems Group	28,300	915,505
Aveng	62,095	185,765
Black Box Corp.	3,000	114,990
Brightpoint, Inc.†	21,280	287,918
Building Material Holding Corp.	8,300	231,321
Catalina Marketing Corp.	3,800	108,148
Clean Harbors, Inc.†	3,700	149,147
Consolidated Graphics, Inc.†	2,700	140,562
Corporacion Moctezuma, SA de CV*(9)	51,258	103,951
CSG Systems International, Inc.†	4,000	98,960
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,190	123,216
Davis Service Group	22,493	196,220
Diamond Lease Co., Ltd.	1,900	94,469
GS Engineering & Construction Corp.	2,540	164,380
inVentiv Health, Inc.	5,500	158,290
Inversiones Aguas Metropolitan SA ADR*(9)	3,199	65,201
John H. Harland Co.	9,400	408,900
Korn/Ferry International†	12,100	237,039
Labor Ready, Inc.†	23,000	520,950
Leighton Holdings, Ltd.	18,272	235,577
Linde AG	2,029	156,360
MegaStudy Co., Ltd.	996	97,107
Monsanto Co.	2,600	218,894
Orascom Construction Industries	7,336	223,076
PW Eagle, Inc.	8,000	241,920
Robert Half International, Inc.	7,900	331,800
SGS SA	88	83,498
Siemens AG	935	81,358

SKF AB	20	315
Sotheby’s Holdings, Inc., Class A†	6,300	165,375
Tecnicas Reunidas SA*(9)	2,415	54,828
TeleTech Holdings, Inc.†	21,700	274,722
United Stationers, Inc.†	4,100	202,212
URS Corp.†	2,700	113,400
WESCO International, Inc.†	3,400	234,600

Electrical Equipment — 0.7%
A.O. Smith Corp.	6,700	310,612
Advanced Energy Industries, Inc.†	6,700	88,708
Alps Electric Co., Ltd.	25,200	314,890
Ametek, Inc.	1,800	85,284
Asyst Technologies, Inc.†	19,400	146,082
Eaton Corp.	1,800	135,720
Emerson Electric Co.	8,700	729,147
Franklin Electric Co., Inc.	2,100	108,444
General Cable Corp.†	9,300	325,500
Legrand SA*(9)	516	14,520
LG Electronics, Inc.	1,450	87,879
Mitsubishi Electric Corp.	30,000	240,388
Oce NV	12,056	177,024

Machinery — 2.0%
AGCO Corp.†	5,400	142,128
Albany International Corp., Class A	3,250	137,768
Andritz Ag	4,622	764,037
Applied Industrial Technologies, Inc.	16,800	408,408
Illinois Tool Works, Inc.	9,800	465,500
IM PLC	22,770	210,216
JLG Industries, Inc.	5,900	132,750
MAN AG	3,788	274,326
NACCO Industries, Inc., Class A	800	109,928
Nordson Corp.	8,100	398,358
Parker-Hannifin Corp.	4,200	325,920
Precision Castparts Corp.	6,600	394,416
Rieter Holding AG	4,217	1,621,193
Schneider Electric SA	1,037	108,100
Shanghai Prime Machinery Co., Ltd.*(9)	328,000	117,199
SMC Corp.	400	56,589
Terex Corp.†	10,500	1,036,350
Toro Co.	6,800	317,560
Wartsila Oyj, Class B	6,500	274,356
Westinghouse Air Brake Technologies Corp.	4,100	153,340

Multi-Industry — 1.2%
3M Co.	11,750	949,048
Eagle Materials, Inc.	5,900	280,250
Enpro Industries, Inc.†	8,350	280,560
General Electric Co.	28,750	947,600
GS Holdings Corp.	4,190	131,607
Imperial Holdings, Ltd.	8,998	169,418
Italian-Thai Development Public Co., Ltd.	833,200	110,379
James Hardie Industries NV	17,320	99,103
Koppers Holdings, Inc.	7,044	140,810
Makita Corp.	1,700	53,775
Plexus Corp.†	3,900	133,419
Rinker Group, Ltd.	27,882	339,586
SembCorp Industries, Ltd.	34,000	69,596
Swire Pacific, Ltd., Class A	67,000	691,455
Tomkins PLC	38,748	206,181

Transportation — 1.5%
Arriva PLC	18,081	199,442
Bergesen Worldwide Gas ASA	5,600	82,314
Canadian National Railway Co. (Toronto)	2,500	109,200

Central Japan Railway Co.	102	1,016,078
China Shipping Development Co., Ltd.	242,000	174,497
Con Way, Inc.	6,700	388,131
East Japan Railway Co.	8	59,420
FedEx Corp.	3,100	362,266
Freightcar America, Inc.	6,300	349,713
Hub Group, Inc., Class A†	8,500	208,505
Kuehne & Nagel International AG	478	34,798
Laidlaw International, Inc.†	15,700	395,640
National Express Group PLC	12,483	204,982
Neptune Orient Lines, Ltd.	128,000	146,369
Norfolk Southern Corp.	13,800	734,436
Oesterreichische Post AG*(9)	1,825	55,369
Orient Overseas International, Ltd.	41,800	151,779
Overseas Shipholding Group, Inc.	2,800	165,620
Precious Shipping Public Co., Ltd.(1)	100,100	85,999
Qantas Airways, Ltd.	17,564	38,633
Vinci SA	5,586	575,512
Wan Hai Lines, Ltd.	157,000	108,134
		33,137,659
INFORMATION & ENTERTAINMENT — 4.5%

Broadcasting & Media — 1.7%
aQuantive, Inc.†	4,500	113,985
British Sky Broadcasting Group PLC	29,139	309,024
CBS Corp., Class B	21,200	573,460
Citadel Broadcasting Corp.†	11,800	105,020
Daily Mail & General Trust	18,636	211,595
DIRECTV Group, Inc.†	18,500	305,250
EMAP PLC	14,506	228,411
John Wiley & Sons, Inc., Class A	2,300	76,360
Liberty Global, Inc., Class A†	12,600	270,900
McGraw-Hill Cos., Inc.	17,500	879,025
Mediaset SpA	15,376	181,327
Modern Times Group	1,300	68,371
Modern Times Group, Class B	1,300	4,451
Omnicom Group, Inc.	1,700	151,453
Playboy Enterprises, Inc., Class B†	13,700	136,726
Scholastic Corp.†	3,600	93,492
Societe Television Francaise	5,470	178,408
Time Warner, Inc.	98,650	1,706,645
United Business Media	10,302	123,352
Viacom, Inc., Class B	2,600	93,184
Vivendi Universal SA	18,867	661,213

Entertainment Products — 0.8%
Dreamworks Animation SKG, Inc., Class A†	6,900	158,010
Fujikura, Ltd.	10,000	110,364
Hasbro, Inc.	8,000	144,880
JAKKS Pacific, Inc.†	15,300	307,377
Konica Minolta Holdings, Inc.	5,500	69,447
Marvel Entertainment, Inc.†	5,700	114,000
Mattel, Inc.	9,400	155,194
Multimedia Games, Inc.†	18,150	183,859
Walt Disney Co.	20,350	610,500
Warner Music Group Corp.	5,700	168,036
William Hill PLC	78,641	911,075

Leisure & Tourism — 2.0%
Air China, Ltd.	454,000	189,988
Alaska Air Group, Inc.†	7,000	275,940
Ameristar Casinos, Inc.	8,500	165,325
Bluegreen Corp.†	12,700	145,542
Brinker International, Inc.†	15,400	559,020
British Airways PLC†	111,634	707,552
CBRL Group, Inc.	4,300	145,856

Choice Hotels International, Inc.	5,900	357,540
Darden Restaurants, Inc.	12,500	492,500
Deutsche Lufthansa AG	46,428	855,126
Domino’s Pizza, Inc.	9,300	230,082
ExpressJet Holdings, Inc.†	27,050	186,915
First Choice Holidays PLC	46,169	195,297
IHOP Corp.	2,200	105,776
Jack in the Box, Inc.†	6,700	262,640
Korean Air	5,930	218,762
Kuoni Reisen Holdings†	837	469,659
Luby’s, Inc.†	8,400	87,612
McDonald’s Corp.	21,200	712,320
Papa John’s International, Inc.†	5,300	175,960
Sankyo Co., Ltd. (Gunma)	900	57,174
Singapore Airlines, Ltd.	22,000	176,517
Southwest Airlines Co.	38,900	636,793
Thai Airways International PLC(1)	81,300	83,710
Yum! Brands, Inc.	5,150	258,890
		17,156,890
INFORMATION TECHNOLOGY — 13.3%

Communication Equipment — 0.1%
QUALCOMM, Inc.	11,450	458,801
Trident Microsystems, Inc.†	3,100	58,838

Computer Services — 0.6%
Agilysys, Inc.	19,400	349,200
Aspen Technology, Inc.†	8,900	116,768
Autodesk, Inc.	11,700	403,182
Covansys Corp.†	3,289	41,343
FactSet Research Systems, Inc.	5,500	260,150
Global Payments, Inc.	4,600	223,330
InterVideo, Inc.†	2,900	28,333
Per-Se Technologies, Inc.†	3,800	95,684
Sykes Enterprises, Inc.†	28,200	455,712
Synopsys, Inc.†	3,700	69,449
Vasco Data Security International, Inc.†	11,100	92,685

Computer Software — 1.5%
Altiris, Inc.†	7,000	126,280
Ansys, Inc.†	4,400	210,408
Blackbaud, Inc.	8,600	195,220
Citrix Systems, Inc.†	10,500	421,470
Compuware Corp.†	31,100	208,370
Hyperion Solutions Corp.†	4,625	127,650
Intuit, Inc.†	6,700	404,613
McAfee, Inc.†	16,950	411,377
Microsoft Corp.(8)	75,150	1,750,995
MicroStrategy, Inc., Class A†	3,900	380,328
Oracle Corp.†	37,900	549,171
Palm, Inc.†	10,900	175,490
Playtech, Ltd.	12,081	76,403
SAP AG†	158	33,345
Seagate Technologies(1)(9)	970	0
SonicWall, Inc.†	42,200	379,378
SPSS, Inc.†	5,400	173,556
Transaction Systems Architects, Inc., Class A†	3,800	158,422

Computers & Business Equipment — 2.1%
Ansoft Corp.†	17,900	366,592
Apple Computer, Inc.†	8,100	462,672
Brocade Communications Systems, Inc.†	106,600	654,524

Dell, Inc.†	10,200	248,982
Fujitsu, Ltd.	25,000	193,770
Global Imaging Systems, Inc.†	2,200	90,816
Herman Miller, Inc.	11,000	283,470
Hewlett-Packard Co.	41,500	1,314,720
Intergraph Corp.†	18,400	579,416
International Business Machines Corp.	22,950	1,763,019
Komag, Inc.†	9,200	424,856
MTS Systems Corp.	17,300	683,523
NET One Systems Co., Ltd.	86	160,066
RadiSys Corp.†	9,350	205,326
Western Digital Corp.†	6,015	119,157
Wincor Nixdorf AG	364	46,534
Wistron Corp.	113,000	132,623
Xyratex, Ltd.	4,700	124,315

Electronics — 4.0%
Advanced Micro Devices, Inc.†	24,000	586,080
Advantest Corp.	2,300	234,341
Agere Systems, Inc.†	30,900	454,230
American Science & Engineering, Inc.†	2,700	156,384
Atmel Corp.†	89,000	493,950
Canon, Inc.	17,450	855,422
Chartered Semiconductors Manufacturing, Ltd.†	65,000	55,438
Coherent, Inc.†	2,300	77,579
Compal Electronic	82,000	78,258
Cookson Group PLC†	22,617	219,677
Cymer, Inc.†	3,900	181,194
Diodes, Inc.†	3,200	132,608
Eagle Test Systems, Inc.	9,600	134,592
Emulex Corp.†	14,200	231,034
Energizer Holdings, Inc.†	9,250	541,773
Fanuc, Ltd.	600	53,897
FEI Co.†	10,300	233,604
Freescale Semiconductor, Inc., Class B†	10,409	306,025
Greatek Electronics, Inc.	113,000	124,945
Himax Technologies, Inc. ADR	7,535	43,100
Hon Hai Precision Industry Co., Ltd.	33,000	203,845
Hynix Semiconductor, Inc. GDR*(9)	900	28,890
Imation Corp.	4,000	164,200
Infineon Technologies AG†	14,545	162,039
Intel Corp.	56,200	1,064,990
King Yuan Electronics Co., Ltd.	57,000	47,885
LSI Logic Corp.†	20,100	179,895
Matsushita Electric Industrial Co., Ltd.	32,000	675,288
Micrel, Inc.†	25,200	252,252
Multi-Fineline Electronix, Inc.†	3,300	109,527
National Semiconductor Corp.	15,000	357,750
NEC Corp.	12,000	63,964
NEC Electronics Corp.	3,100	99,415
Netlogic Microsystems, Inc.†	3,000	96,750
Omnivision Technologies, Inc.†	11,700	247,104
Omron Corp.	11,700	298,021
ON Semiconductor Corp.†	22,900	134,652
Park Electrochemical Corp.	2,300	59,225
Photronics, Inc.†	15,650	231,620
QLogic Corp.†	34,000	586,160
Reunert, Ltd.	24,889	225,633
Rofin-Sinar Technologies, Inc.†	2,400	137,928
Samsung Electronics Co., Ltd.	943	599,345
Silicon Image, Inc.†	18,600	200,508
Solectron Corp.†	65,900	225,378
Sony Corp.	11,000	485,407
STMicroelectronics NV†	4,540	73,109
Texas Instruments, Inc.	27,200	823,888
Thomas & Betts Corp.†	11,200	574,560

Toshiba Corp.	90,000	587,469
Veeco Instruments, Inc.†	12,800	305,152
Waters Corp.†	7,800	346,320
Woodward Governor Co.	3,700	112,887

Internet Content — 0.8%
Blue Coat Systems, Inc.†	5,400	91,044
EarthLink, Inc.†	18,271	158,227
Google, Inc., Class A†	2,200	922,526
Infospace, Inc.†	6,800	154,156
NTT Data Corp.	131	566,629
Trizetto Group, Inc.†	32,500	480,675
United Internet AG	7,202	103,816
United Online, Inc.†	32,500	390,000

Internet Software — 0.3%
BEA Systems, Inc.†	37,150	486,293
Blackboard, Inc.†	4,800	139,008
eCollege.com, Inc.†	9,900	209,286
F5 Networks, Inc.†	1,700	90,916
Internet Security Systems, Inc.†	4,500	84,825
Websense, Inc.†	16,100	330,694

Telecommunications — 3.9%
America Movil SA de CV ADR	3,945	131,211
Anixter International, Inc.†	2,400	113,904
Belgacom SA	4,410	146,261
BellSouth Corp.	17,650	638,930
BT Group PLC	10,275	45,459
CenturyTel, Inc.	9,650	358,498
China Mobile (Hong Kong), Ltd.	37,600	214,960
China Netcom Group Corp. Hong Kong, Ltd.†	124,000	217,143
Cisco Systems, Inc.†	77,250	1,508,693
Commonwealth Telephone Enterprises, Inc.	3,900	129,324
CommScope, Inc.†	4,400	138,248
Comstar United Telesystems GDR*(9)	24,366	145,952
Corning, Inc.†	13,100	316,889
Deutsche Telekom AG	7,598	122,255
Deutsche Telekom AG ADR	13,600	218,144
Dobson Communications Corp., Class A†	24,900	192,477
Embarq Corp.	1,752	71,814
Far Eastone Telecommunications Co., Ltd.	149,000	166,591
Foundry Networks, Inc.†	22,500	239,850
France Telecom SA	10,071	216,535
Globe Telecom, Inc.	4,600	80,523
Golden Telecom, Inc.	6,300	159,705
Harris Corp.	3,200	132,832
j2 Global Communications, Inc.†	15,102	471,484
Koninklijke (Royal) KPN NV	40,464	454,931
Korea Telecom Freetel	3,100	97,043
Maroc Telecom	3,804	50,017
Mobile Telesystems ADR	10,100	297,344
Motorola, Inc.	42,150	849,323
NICE Systems Ltd. ADR	3,900	109,746
NII Holdings, Inc.†	1,480	83,442
Nippon Telegraph & Telephone Corp.	146	715,711
Nokia Oyj	60,250	1,229,922
NTT DoCoMo, Inc.	146	214,331
Premiere Global Services, Inc.†	23,700	178,935
Shenandoah Telecommunications Co.	1,400	65,800
Singapore Telecommunications, Ltd.†	53,000	85,049
Sprint Corp.	35,050	700,650
Syniverse Holdings, Inc.†	13,300	195,510
Talk America Holdings, Inc.†	1,000	6,190
Telefonaktiebolaget LM Ericsson, Class B	65,773	217,514
Telefonica SA	16,384	272,847

Telekom Austria AG	4,088	91,033
Ubiquitel, Inc.†	18,700	193,358
Uniden Corp.	10,000	110,451
Valor Communications Group, Inc.	12,600	144,270
Verizon Communications, Inc.	43,750	1,465,188
Vodafone Group PLC	252,599	538,340
WebEx Communications, Inc.†	4,100	145,714
		50,143,955
MATERIALS — 5.0%

Chemicals — 0.9%
BASF AG	5,779	464,046
Clariant AG†	21,874	310,428
Dow Chemical Co.	13,500	526,905
DSM NV	5,962	248,293
H.B. Fuller Co.	12,600	548,982
Imperial Chemical Industries PLC	15,850	106,395
Lyondell Chemical Co.	4,200	95,172
Pioneer Companies, Inc.†	4,200	114,576
PPG Industries, Inc.	8,650	570,900
Shin-Etsu Chemical Co., Ltd.	4,600	250,017
Yukong Ltd.	5,190	333,692

Forest Products — 0.4%
Louisiana-Pacific Corp.	11,850	259,515
Rayonier, Inc.	18,150	688,067
Silgan Holdings, Inc.	8,100	299,781
Universal Forest Products, Inc.	1,300	81,549

Metals & Minerals — 3.7%
Actividades de Construccion y Servicios, SA	13,934	581,185
Algoma Steel, Inc.†	1,840	58,432
Aluminium Corp of China Ltd.	126,600	93,732
Antofagasta PLC	6,045	46,726
Arcelor	35,693	1,722,950
BHP Steel, Ltd.	23,202	137,069
Carpenter Technology Corp.	5,500	635,250
China Steel Corp.†	232,000	230,012
Cleveland-Cliffs, Inc.	1,700	134,793
Coeur d’Alene Mines Corp.†	11,900	57,239
Commercial Metals Co.	9,400	241,580
Companhia Vale do Rio Doce ADR	5,525	132,821
CRH PLC (Dublin)	20	652
CRH PLC (London)	6,350	206,460
Fletcher Building, Ltd.	174,720	974,080
Gold Fields, Ltd.	1,031	23,295
Gold Fields, Ltd. ADR	9,700	222,130
Greif, Inc., Class A	2,300	172,408
Impala Platinum Holdings, Ltd.	1,119	205,980
Italcementi SpA	6,653	168,318
JFE Holding, Inc.	5,000	211,901
Kobe Steel, Ltd.	206,000	644,425
Korea Zinc	1,250	98,024
LSI Industries, Inc.	8,000	135,920
Lupatech SA*(9)	18,500	181,079
Mueller Industries, Inc.	2,900	95,787
NS Group, Inc.†	11,700	644,436
Nucor Corp.	13,900	754,075
Phelps Dodge Corp.	8,000	657,280
Pohang Iron & Steel Co., Ltd.	1,351	362,403
POSCO ADR	300	20,070
Quanex Corp.	4,650	200,276
Rautaruukki Oyj	10,000	302,112
Rio Tinto, Ltd.	1,429	82,615

Salzgitter AG	694	58,914
Silver Wheaton Corp.	19,900	187,458
Southern Copper Corp.	3,250	289,673
Steel Dynamics, Inc.	1,400	92,036
Sun Hydraulics Corp.	7,600	157,928
Teck Corp., Class B	1,450	87,003
Timken Co.	4,800	160,848
USEC, Inc.	11,200	132,720
USG Corp.†	7,550	550,621
Vallourec SA	28	33,665
Valmont Industries, Inc.	4,900	227,801
Veolia Environment	9,671	499,859
Voestalpine AG	4,396	667,977
Vulcan Materials Co.	4,200	327,600
Zinifex, Ltd.†	20,288	151,062
		18,958,998
REAL ESTATE — 1.9%

Real Estate Companies — 0.9%
Ayala Land, Inc.	454,000	98,273
Balfour Beatty PLC	24,399	154,983
Bouygues SA	5,941	305,473
CB Richard Ellis Group, Inc., Class A†	18,000	448,200
Daito Trust Construction Co., Ltd.	8,200	454,282
Digital Realty Trust, Inc.	9,500	234,555
GOLDCREST Co., Ltd.	1,000	49,021
Hang Lung Properties, Ltd.	29,000	52,464
Jones Lang LaSalle, Inc.	7,100	621,605
L.P.N. Development Public Co., Ltd.	769,800	78,353
Metrovacesa SA	3,259	294,291
Mitsui Fudosan Co., Ltd.	3,000	65,143
Newkirk Reality Trust, Inc.	6,900	119,784
Nexity	1,003	58,269
NorthStar Reality Finance Corp.	10,000	120,100
Skanska AB, Class B	21,800	336,235

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc.	1,900	168,492
American Home Mtg. Investment Corp.	10,150	374,129
Arbor Realty Trust, Inc.	6,400	160,320
AvalonBay Communities, Inc.	1,500	165,930
Boston Properties, Inc.	1,100	99,440
Capital Trust, Inc., ClassA	1,300	46,306
CBL & Associates Properties, Inc.	2,500	97,325
Entertainment Properties Trust	7,100	305,655
Home Properties, Inc.	5,000	277,550
HRPT Properties Trust	30,400	351,424
Innkeepers USA Trust	5,400	93,312
Lexington Corporate Properties Trust	5,200	112,320
LTC Properties, Inc.	14,650	327,428
National Health Investors, Inc.	4,500	121,005
Omega Healthcare Investors, Inc.	3,600	47,592
Public Storage, Inc.	3,200	242,880
RAIT Investment Trust	11,750	343,100
SL Green Realty Corp.	1,500	164,205
Taubman Centers, Inc.	6,200	253,580
		7,243,024
UTILITIES — 2.7%

Electric Utilities — 1.5%
American Electric Power Co., Inc.	13,600	465,800
China Resources Power Holdings Co., Ltd.	174,000	142,268
Edison International	13,850	540,150
Electric Power Development Co., Ltd.†	16,500	628,626

Electricidade de Portugal SA	53,487	210,027
Energias do Brasil SA	12,700	158,318
First Philippine Holdings Corp.	33,790	28,621
FirstEnergy Corp.	5,100	276,471
Hyundai Electric Industries, Inc.	7,420	240,490
MDU Resources Group, Inc.	7,200	263,592
National Grid Group PLC	16,465	178,115
PG&E Corp.	30,100	1,182,328
Renewable Energy Corp.*(9)	3,032	43,350
TXU Corp.	18,400	1,100,136

Gas & Pipeline Utilities — 0.9%
Energen Corp.	20,600	791,246
Equitable Resources, Inc.	8,900	298,150
Gazprom ADR	14,289	600,852
National Fuel Gas Co.	12,600	442,764
Nicor, Inc.	6,100	253,150
Osaka Gas Co., Ltd.	150,000	482,349
Questar Corp.	6,100	490,989

Telephone — 0.3%
AT&T, Inc.	36,704	1,023,675
Axtel, SA de CV	112,865	208,986
		10,050,453

TOTAL COMMON STOCK (cost $272,661,945)		301,861,525

Preferred Stock — 0.4%

ENERGY — 0.1%

Energy Sources — 0.1%
Petroleo Brasileiro SA ADR	5,545	442,713

FINANCE — 0.1%

Banks — 0.1%
Banco Bradesco S.A.	9,120	285,066

INDUSTRIAL & COMMERCIAL — 0.1%

Business Services — 0.1%
Duratex SA*(9)	20,000	179,971

INFORMATION TECHNOLOGY — 0.0%

Electronics — 0.0%
Samsung Electronics Co., Ltd.	219	106,874

MATERIALS — 0.1%

Chemicals — 0.0%
Henkel KGaA	850	97,152

Metals & Minerals — 0.1%
Companhia Vale do Rio Doce ADR	7,219	148,567
Usinas Siderurgicas de Minas Gerais S.A.	6,437	230,774
		476,493
TOTAL PREFERRED STOCK (cost $1,625,876)		1,491,117

Asset-Backed Securities — 3.3%

FINANCE — 3.3%
Financial Services — 3.3%
Aames Mtg. Investment Trust, Series 2004-1 2A1 5.66% due 01/25/35(3)	$27,664	27,689
Advanta Business Card Master Trust, Series 2004 C1C 6.32% due 09/20/13(3)	65,000	66,300
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(9)	8,430	8,360
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(9)	10,336	10,245
American Home Mtg. Investment Trust, Series 2004-3 2A 3.59% due 10/25/34(3)(5)	87,274	86,371
American Home Mtg. Investment Trust, Series 2004-3 3A 3.71% due 10/25/34(3)(5)	71,625	71,565
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 5.69% due 10/25/34(3)	12,684	12,713
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 5.61% due 03/25/35(3)	18,317	18,338
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50% due 02/27/35*(1)(9)	21,408	20,987
Banc of America Commercial Mtg. Inc., Series 2004-3 A5 5.30% due 06/10/39(2)(5)	50,000	48,624
Banc of America Commercial Mtg. Inc., Series 2005-4 XC IO 0.04% due 07/10/45*(1)(4)(5)(9)	2,518,786	18,273
Banc of America Mtg. Securities, Inc., Series 2004-D 2A IO 0.49% due 05/25/34(2)(4)(5)	444,336	2,201
Banc of America Mtg. Securities, Inc., Series 2005-E 2 IO 0.31% due 06/25/35(1)(4)(5)	1,039,000	6,656
Banc of America Commercial Mtg., Inc., Series 2005-1 XW IO 0.10% due 11/10/42*(1)(2)(4)(5)(9)	5,981,363	28,464
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A IO 0.17% due 11/15/15*(2)(4)(5)(9)	584,439	125
Banc of America Large Loan, Inc., Series 2005-M1B1 K 7.20% due 03/15/22*(3)(5)(9)	93,000	92,630
Bank One Issuance Trust, Series 2003-C4 C4 6.23% due 02/15/11(3)	40,000	40,607
Bay View Auto Trust,Series 2005-LJ2 C 4.92% due 02/25/14	45,000	43,506
Bayview Commercial Asset Trust, Series 2004-3 IO 0.77% due 01/25/35*(1)(4)(5)(9)	203,238	15,832
Bayview Commercial Asset Trust, Series 2005-1 5.62% due 04/25/35*(1)(3)(5)(9)	42,273	42,273
Bayview Commercial Asset Trust, Series 2005-1A IO 0.77% due 04/25/35*(1)(4)(5)(9)	230,888	17,986
Bayview Commercial Asset Trust, Series 2005-3 IO 0.77% due 11/25/35*(1)(4)(5)(9)	640,692	52,311
Bayview Financial Acquisition Trust, Series 2003-F A 5.84% due 09/28/43(3)	44,436	44,477
Bayview Financial Acquisition Trust, Series 2004-A A IO 3.94% due 09/28/06(1)(2)(4)	342,102	2,873
Bayview Financial Acquisition Trust, Series 2004-D A 5.73% due 08/28/44(3)	78,236	78,468
Bayview Financial Acquisition Trust, Series 2004-D A IO 3.94% due 05/28/07(1)(2)(4)	372,731	10,095
Bayview Financial Acquisition Trust, Series 2005-B A IO 3.44% due 04/28/39(1)(2)(4)	1,300,205	42,679
Bayview Financial Asset Trust, Series 2003-SSRA A 6.02% due 10/25/38*(1)(3)(9)	40,385	40,669
Bayview Financial Asset Trust, Series 2004-SSRA A1 5.92% due 10/25/39*(3)(9)	66,735	67,299
Bear Stearns Alt-A Trust, Series 2004-9 1A1 4.95% due 09/25/34(2)(5)	20,435	20,385
Bear Stearns Alt-A Trust, Series 2005-5 21A1 4.74% due 07/25/35(2)(5)	107,796	106,048
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25% due 12/25/34*(1)(9)	8,959	8,903
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 5.91% due 06/15/43(3)	42,000	42,391
Bear Stearns Asset Backed Securities, Inc., Series 2005-3 A 5.77% due 09/25/35(3)	74,768	74,847
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4 A3 5.47% due 06/11/41(5)	32,000	31,104
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16 A6 4.75% due 02/13/46(5)	32,000	29,666
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1 X1 IO 0.03% due 12/11/40*(2)(4)(5)(9)	6,554,169	29,611
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1 X1 IO 0.79% due 09/15/18*(2)(4)(5)(9)	3,513,000	21,793
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.80% due 12/15/30	25,274	25,214
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 7.95% due 07/15/10(3)	15,000	15,452
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11	8,536	8,351
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(5)	18,000	18,899
Chase Credit Card Owner Trust, Series 2003-3 C 6.28% due 10/15/10(3)	60,000	61,004
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(9)	14,469	14,368
Citibank Credit Card Issuance Trust, Series 2001-C1 6.15% due 01/15/10(3)	30,000	30,377
Citigroup Commercial Mtg. Trust, Series 2005-C3 XC IO 0.07% due 05/15/43*(2)(4)(5)(9)	4,819,426	50,509
CNL Funding, Series 1999-1 A2 7.64% due 06/18/14*(5)(9)	100,000	102,874
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(5)	32,144	32,246
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(5)	135,000	135,863
Commercial Mtg. Pass-Through, Series 2006-C7 5.77% due 06/10/46(5)	12,000	11,943
Commercial Mtg., Pass-Through, Series 2001-J2A A2F 5.71% due 07/16/34*(3)(5)(9)	46,000	46,784
Commercial Mtg., Pass-Through, Series 2004-LB2A A4 4.72% due 03/10/39(5)	590,000	548,371
Commercial Mtg., Pass-Through, Series 2004-LB3A A5 5.28% due 07/10/37(2)(5)	52,000	50,330
Commercial Mtg., Pass-Through, Series 2005-C6 IO 0.04% due 06/10/44*(2)(4)(5)(9)	3,700,985	24,723
Commercial Mtg., Pass-Through, Series 2005-LP5 XC IO 0.06% due 05/10/43*(2)(4)(5)(9)	1,826,126	18,751
Commercial Mtg., Pass-Through, Series 2006-CN2A H 5.57% due 02/05/19*(2)(5)(9)	19,000	18,611
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32	65,000	52,755
Conseco Finance Securitizations Corp., Series 2000-5 A4 7.47% due 02/01/32	12,009	12,020
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21% due 07/01/32	76,011	75,914
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32	307,000	289,641
Conseco Finance Securitizations Corp., Series 2001-1 A IO 2.50% due 07/01/32(1)(4)	601,317	7,065
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33	10,893	10,867
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33	195,000	186,711
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33	187,000	185,703
Conseco Finance Securitizations Corp., Series 2002-1 A 6.68% due 12/01/33	69,994	69,659
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)	59,000	31,860
Conseco Finance Securitizations Corp., Series 2002-2 A IO 8.50% due 03/01/33(1)(4)	128,284	29,101
Countrywide Alternative Loan Trust, Pass-Through, Series 2005-24 1AX IO 1.22% due 07/20/35(1)(2)(4)(5)	1,151,227	30,220
Countrywide Alternative Loan Trust, Pass-Through, Series 2005-24 IIAX IO 0.00% due 07/20/35(1)(2)(4)(5)	567,074	21,265
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(9)	1,134	1,133

Countrywide Asset-Backed Certificates, Series 2004-14N N 5.00% due 06/25/36*(1)(9)	9,142	9,096
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(9)	3,882	3,866
Countrywide Home Loan Mtg. Pass-Through Trust, Series 2005-2 2X IO 0.00% due 03/25/35(1)(2)(4)(5)	622,022	13,510
Countrywide Home Loan Mtg. Pass-Through Trust, Series 2005-9 1X IO 0.00% due 05/25/35(1)(4)(5)	542,937	13,085
Countrywide Home Loan Mtg. Pass-Through Trust, Series 2005-R2 2A3 8.00% due 06/25/35*(5)(9)	74,440	76,901
Countrywide Home Loan Mtg., Pass-Through, Series 2006-OA5 X IO 1.78% due 04/25/46(1)(2)(4)(5)	272,180	13,354
Crown Castle Towers LLC, Series 2005-1A D 5.61% due 06/15/35*(5)(9)	84,000	81,792
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2003-C3 AX IO 0.46% due 05/15/38*(2)(4)(5)(9)	1,462,300	58,592
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2005-C2 AX IO 0.08% due 04/15/37*(2)(4)(5)(9)	2,422,986	36,173
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2005-TF2A J 6.10% due 09/15/20*(3)(5)(9)	62,000	62,020
CS First Boston Mtg. Securities Corp., Series 2004-C2 A2 5.42% due 05/15/36(5)	50,000	48,470
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 5.90% due 11/15/19*(3)(5)(9)	50,000	50,018
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 6.15% due 11/15/19*(3)(5)(9)	50,000	50,036
CS First Boston Mtg. Securities Corp., Series 2005-C4 A5 5.10% due 08/15/38(5)	241,000	227,930
CS First Boston Mtg. Securities, Series 2004-FR1N A 5.00% due 11/27/34*(1)(9)	33,616	33,280
CS First Boston Mtg., Series 2001-CK1 AY IO 0.78% due 12/18/35*(2)(4)(5)(9)	1,973,000	56,402
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(5)	70,000	74,291
FFCA Secured Lending Corp., Series 2000-1 A2 7.77% due 09/18/27*(5)(9)	107,127	109,167
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.83% due 05/25/35(5)	46,017	45,325
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09	50,000	49,070
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(9)	6,510	6,495
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(9)	1,611	1,609
GE Commercial Mtg. Corp., Pass-Through, Series 2004-C2 A4 4.89% due 03/10/40(5)	126,000	118,282
GE Commercial Mtg. Corp., Pass-Through, Series 2005-C3 IO 0.03% due 07/10/45*(2)(4)(5)(9)	11,630,686	60,521
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 5.68% due 09/15/10(3)	100,000	100,277
GGP Mall Properties Trust, Series 2001-C1A D3 7.45% due 02/15/14*(3)(5)(9)	25,895	25,894
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1 X IO 1.50% due 07/15/29(2)(4)(5)	1,458,574	39,295
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 7.84% due 08/15/36(2)(5)	34,000	36,693
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3 A4 5.02% due 04/10/40(5)	25,000	23,769
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 08/10/38(5)	160,000	153,802
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1 IO 0.10% due 05/10/43(2)(4)(5)	3,363,465	61,676
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1 XC IO 0.04% due 11/10/45*(1)(4)(9)	8,969,125	59,203
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 A IO 6.00% due 05/25/07(1)(2)(4)	719,950	27,898
GoldenTree Loan Opportunities II, Ltd., Series-2A 4 7.93% due 07/10/15*(1)(3)(9)	10,000	10,013
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29	31,078	31,785
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29	37,533	38,021
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29	47,602	49,040
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29	23,003	23,151
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31	61,502	61,656
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30	179,000	154,710
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28	129,213	130,554
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31	53,243	44,536
Greenpoint Mtg. Funding Trust, Series 2005-AR1 X1 IO 0.00% due 06/25/45(1)(4)(5)	393,654	10,333
Greenwich Capital Commercial Funding Corp., Series 2003-C2 A4 4.91% due 01/05/36(5)	26,000	24,593
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A3 4.57% due 08/10/42(5)	26,000	24,559
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 XC IO 0.04% due 04/10/37*(4)(5)(9)	5,571,549	24,338
GS Mtg. Securities Corp. II, Series 2003-C1 X1 IO 0.27% due 01/10/40*(1)(2)(4)(5)(9)	1,549,995	28,958
GS Mtg. Securities Corp. II, Series 2003-FL6A L 8.45% due 11/15/15*(3)(5)(9)	25,000	24,959
GS Mtg. Securities Corp. II, Series 2004-C1 X1 IO 0.11% due 10/10/28*(2)(4)(5)(9)	2,072,211	14,180
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(2)(5)	108,000	104,473
GS Mtg. Securities Corp. II, Series 2005-GG4 A4B 4.73% due 07/10/39(5)	88,000	80,780
GS Mtg. Securities Corp. II, Series 2005-GG4 XC IO 0.10% due 07/10/39*(2)(4)(5)(9)	3,130,492	60,648
GS Mtg. Securities Corp., Series 2005-RP3 1A2 7.50% due 09/25/35(5)	54,600	56,087
GS Mtg. Securities Corp., Series 2005-RP3 1A3 8.00% due 09/25/35(5)	66,615	68,855
GS Mtg. Securities Corp., Series 2005-RP3 1A4 8.50% due 09/25/35(5)	20,998	22,062
GSAMP Trust, Series 2004-NIM2 N 4.88% due 10/25/34*(1)(9)	15,231	15,166
GSAMP Trust, Series 2005-NC1 N 5.00% due 02/25/35*(1)(9)	7,428	7,412
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A2 7.50% due 03/25/35*(5)(9)	45,832	47,135
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00% due 03/25/35*(5)(9)	40,569	41,908
HVB Mtg. Capital Corp., Series 2003-FL1A K 8.02% due 09/10/22*(1)(3)(5)(9)	72,000	71,967
Hyundai Auto Receivables Trust, Series 2004-A D 4.10% due 08/15/11	63,000	61,449
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14 A4 5.48% due 12/12/44(5)	185,000	179,338
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 1997-C5 F 7.56% due 09/15/29(5)	27,000	29,256
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26% due 07/12/37(5)	32,000	30,896
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB11 A4 5.34% due 08/12/37(5)	129,000	123,840
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12 X1 IO 0.05% due 09/12/37*(2)(4)(5)(9)	2,244,000	24,395
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1 X1 IO 0.05% due 03/15/46*(2)(4)(5)(9)	1,122,688	10,433
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 AM 4.78% due 07/15/42(5)	10,000	9,202
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 X1 IO 0.05% due 07/15/42*(2)(4)(5)(9)	9,039,925	148,955
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3 X1 IO 0.04% due 08/15/42*(4)(5)(9)	4,032,824	30,524
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4 X1 IO 0.04% due 10/15/42(2)(4)(5)	3,371,714	30,512
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 X1 IO 0.04% due 12/15/44*(2)(4)(5)(9)	10,532,151	47,823
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14 AM 5.45% due 12/12/44*(2)(5)(9)	40,000	38,795
J.P. Morgan Commercial Mtg. Finance Corp., Pass-Through, Series 2000-C9 G 6.25% due 10/15/32*(5)(9)	25,000	25,242

LB-UBS Commercial Mtg. Trust, Pass-Through, Series 2005-C7 XCL IO 0.07% due 11/15/40*(2)(4)(5)(9)	5,075,202	49,001
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57% due 01/15/31(5)	22,000	20,287
LB-UBS Commercial Mtg. Trust, Series 2004-C7 A6 4.79% due 10/15/29(5)	35,000	32,501
LB-UBS Commercial Mtg. Trust, Series 2005-C2 XCL IO 0.11% due 04/15/40*(2)(4)(5)(9)	5,000,119	52,821
LB-UBS Commercial Mtg. Trust, Series 2005-C3 XCL IO 0.13% due 07/15/40*(2)(4)(5)(9)	1,419,635	29,901
LB-UBS Commercial Mtg. Trust, Series 2005-C5 XCL IO 0.08% due 09/15/40*(2)(4)(5)(9)	2,542,472	36,317
LB-UBS Commercial Mtg. Trust, Series 2005-C7 AM 5.26% due 11/15/40(2)(5)	110,000	104,536
LB-UBS Commercial Mtg. Trust, Series 2006-C1 XCL IO 0.06% due 02/15/41*(2)(4)(5)(9)	5,265,569	58,287
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA J 6.00% due 07/15/18*(3)(5)(9)	19,000	19,002
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.11% due 02/25/35*(9)	5,770	5,762
Long Beach Mtg. Loan Trust, Series 2004-3 S1 IO 4.50% due 12/25/06(4)	326,922	5,075
Long Beach Mtg. Loan Trust, Series 2004-3 S2 IO 4.50% due 12/25/06(4)	163,462	2,603
Marriott Vacation Club Owner Trust, Series 2002-1A A1 5.97% due 12/20/44*(3)(9)	25,328	25,540
Master Adjustable Rate Mtgs. Trust, Pass-Through,Series 2004-7 2A1 4.64% due 08/25/34(2)(5)	51,219	51,358
Master Adjustable Rate Mtgs. Trust, Series 2004-3 4AX IO 1.42% due 04/25/34(4)(5)	93,124	2,646
Master Adjustable Rate Mtgs. Trust, Series 2005-2 7AX IO 0.17% due 03/25/35(4)(5)	241,293	813
Master Reperforming Loan Trust, Series 2005-2 1A3 7.50% due 05/25/35*(1)(5)(9)	58,675	59,348
Master Specialized Loan Transfer, Series 2005-11A4 7.50% due 08/25/34*(5)(9)	53,335	54,890
MBNA Credit Card Master Note Trust, Series 2003-C5 6.38% due 11/15/10(3)	60,000	61,045
Merit Securities Corp., Series 11PA 3A1 5.96% due 04/28/27*(3)(5)(9)	91,780	92,757
Merrill Lynch Mtg. Investors, Inc., Series 2004-OP1N N1 4.75% due 06/25/35*(1)(9)	595	589
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 12/25/34*(9)	3,717	3,659
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35	26,000	25,312
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM1N N1 5.00% due 09/25/35*(9)	6,291	6,255
Merrill Lynch Mtg. Investors, Inc., Series 2007-HE2N N1 5.00% due 08/25/35*(9)	4,926	4,886
Merrill Lynch Mtg. Trust, Pass-Through, Series 2005-LC1 XA IO 0.11% due 01/12/44*(2)(4)(9)	1,148,244	11,246
Merrill Lynch Mtg. Trust, Series 2005-MCP1 XC IO 0.47% due 05/25/43(2)(4)(5)	2,346,976	30,824
Merrill Lynch Mtg. Trust, Series 2005-MKB2 A2 4.81% due 09/12/42(5)	117,000	113,688
Metris Secured Note Trust, Series 2004-2 C 6.62% due 10/20/10*(3)(9)	65,000	65,213
Mezz Capital Commercial Mtg.,Trust, Series 2004-C2 A IO 6.41% due 12/15/19*(1)(2)(4)(9)	156,687	52,551
Mezz Capital Commercial Mtg.,Trust, Series 2005-C3 X IO 5.56% due 05/15/44*(1)(2)(4)(9)	174,886	56,120
Mid-State Trust, Series 11 B 8.22% due 07/15/38	10,739	10,408
Morgan Stanley Capital I, Pass-Through, Series 1998-CF1 D 7.35% due 07/15/32(5)	56,000	58,884
Morgan Stanley Capital I, Series 2004-HQ4 A7 4.97% due 04/14/40(5)	41,000	38,553
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 5.61% due 01/25/35(3)	32,051	32,089
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 0.08% due 01/14/42*(2)(4)(5)(9)	3,839,467	30,654
Morgan Stanley Capital I, Series 2005-HQ6 A4A 4.99% due 08/13/42(5)	79,000	74,152
Morgan Stanley Capital I, Series 2005-HQ6 X1 IO 0.04% due 08/13/42*(4)(5)(9)	3,862,138	40,350
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 9.00% due 10/25/31(3)	4,221	4,171
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR 2A1 5.41% due 09/25/35(2)(5)(7)	248,153	247,242
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.10% due 06/18/30(2)(5)	27,000	27,861
Navistar Financial Corp. Owner Trust, Series 2004— B C 3.93% due 10/15/12	5,034	4,833
Navistar Financial Corp. Owner Trust, Series 2005-A C 4.84% due 01/15/14	28,204	27,837
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33	33,000	32,133
Nomura Asset Acceptance Corp., Series 2004-R3 PT 8.35% due 02/25/35(1)(2)(5)	59,452	61,811
Oakwood Mtg. Investors, Inc., Series 2000-A A3 7.95% due 03/15/22	53,489	40,520
Oakwood Mtg. Investors, Inc., Series 2001-E A IO 6.00% due 11/15/09(1)(4)	149,582	20,932
Oakwood Mtg. Investors, Inc., Series 2002-A A IO 6.00% due 02/15/10(1)(2)(4)	123,103	18,078
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32	120,091	101,447
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17	65,000	62,884
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21	26,000	24,311
Providian Gateway Owner Trust, Series 2004-EA D 6.13% due 11/15/11*(3)(9)	100,000	100,969
Renaissance Home Equity Loan Trust, Series 2005-1 N 4.70% due 05/25/35*(1)(9)	6,493	6,493
Residential Accredit Loans, Inc., Series 2004-QA5 4.98% due 12/25/34(2)(5)	26,985	26,684
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(5)	106,553	106,178
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/34*(1)(9)	12,930	12,874
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(1)(9)	8,960	8,601
SACO I Trust, Pass-Through, Series 2005-10 5.58% due 06/25/36(3)	89,714	89,792
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.43% due 02/15/15*(1)(2)(4)(5)(9)	92,829	369
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(9)	17,346	17,220
Sequoia Mtg. Funding Trust, Series 2004-A AX1 IO 0.80% due 02/25/08*(4)(5)(9)	1,519,089	6,632
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(9)	7,002	2,451
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75% due 12/25/34*(9)	9,009	8,991
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(9)	4,780	4,764
Specialty Underwriting & Residential Finance, Series 2004-BC1 X IO 2.00% due 02/25/35(1)(4)	373,844	1,083
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(5)(9)	50,000	45,678
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-10 1A1 4.91% due 08/25/34(2)(5)	36,991	37,201
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-12 1A2 4.96% due 09/25/34(2)(5)	51,690	51,568
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1X IO 0.51% due 01/25/35(1)(2)(4)(5)	600,916	6,730
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.39% due 06/25/34(1)(2)(5)	157,996	157,929
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.68% due 07/25/34(2)(5)	30,520	30,666
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.68% due 07/25/34(2)(5)	15,769	15,922
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX IO 0.95% due 05/25/35(1)(2)(4)(5)	1,188,894	18,547
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% due 06/27/33*(1)(9)	7,255	5,175

Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75% due 04/27/33*(9)	10,591	3,670
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00% due 11/27/34*(1)(9)	17,132	17,067
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75% due 01/27/35*(9)	16,330	16,252
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50% due 10/27/34*(9)	2,544	2,540
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25% due 02/27/35*(1)(9)	16,764	16,672
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75% due 03/27/35*(1)(9)	12,264	12,172
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75% due 02/27/35*(1)(9)	14,555	14,509
Structured Asset Securities Corp., Series 2003-40A 1A 5.04% due 01/25/34(2)(5)	22,549	22,728
Structured Asset Securities Corp., Series 2004-NP2 A 5.67% due 06/25/34*(1)(3)(5)(9)	89,619	89,628
Structured Asset Securities Corp., Series 2005-10 3A3 5.16% due 12/25/34(3)(5)	91,585	80,791
Structured Asset Securities Corp., Series 2005-6 5A8 3.26% due 05/25/35(3)(5)	82,985	65,964
Terwin Mtg. Trust,Series 2004-5HE A1B 5.74% due 06/25/35(3)	22,428	22,517
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(9)	86,000	87,881
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XC IO 0.06% due 04/15/42*(2)(4)(5)(9)	5,440,402	53,852
Wachovia Bank Commercial Mtg. Trust, Series 2006-C23 A4 5.42% due 01/15/45(5)	581,000	560,381
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80% due 10/15/41(5)	131,750	122,193
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85% due 10/15/41(5)	32,000	29,784
Washington Mutual Asset Securities Corp., Series 2005-C1A F 5.30% due 05/25/35*(5)(9)	65,000	61,038
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5 4.32% due 07/25/35(5)	654,000	625,109
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9 1A2 4.35% due 05/25/35(5)	144,070	140,133
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11	6,613	6,503
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12	14,953	14,737
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12	27,442	26,845
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12	19,641	19,325
TOTAL ASSET-BACKED SECURITIES (cost $12,974,511)		12,461,070

Bonds & Notes — 9.3%

CONSUMER DISCRETIONARY — 0.1%

Apparel & Textiles — 0.0%
Burlington Coat Factory Warehouse 11.13% due 04/15/14*(9)	40,000	38,800
Invista 9.25% due 05/01/12*(9)	10,000	10,500
J.C. Penney Co., Inc. 7.65% due 08/15/16	20,000	21,729
Levi Strauss & Co. 8.88% due 04/01/16*(9)	30,000	28,650

Automotive — 0.1%
Arvinmeritor, Inc. 8.13% due 09/15/15	25,000	23,125
AutoNation, Inc. 7.00% due 04/15/14*(9)	10,000	9,850
AutoNation, Inc. 7.04% due 04/15/13*(9)	10,000	9,950
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	25,000	24,987
Goodyear Tire & Rubber Co. 9.00% due 07/01/15	85,000	81,175

Johnson Controls, Inc. 5.50% due 01/15/16	15,000	14,232
Lear Corp. 8.13% due 04/01/08	5,000	6,539
TRW Automotive, Inc. 9.38% due 02/15/13	90,000	95,625

Housing & Household Durables — 0.0%
D.R. Horton, Inc. 7.88% due 08/15/11	10,000	10,497

Retail — 0.0%
Bon-Ton Stores, Inc. 10.25% due 03/15/14*(9)	55,000	51,012
CVS Corp. Pass-Through 6.12% due 01/10/13*(9)	17,260	17,134
Office Depot, Inc. 6.25% due 08/15/13	10,000	9,930
		453,735
CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Chiquita Brands International, Inc. 7.50% due 11/01/14	30,000	25,050
Chiquita Brands International, Inc. 8.88% due 12/01/15	5,000	4,425
Dean Foods, Co. 6.63% due 05/15/09	20,000	19,850
Dean Foods, Co. 7.00% due 06/01/16	50,000	48,375
Del Monte Corp. 8.63% due 12/15/12	65,000	66,950
Delhaize America, Inc. 8.13% due 04/15/11	25,000	26,292
Kroger Co. 6.75% due 04/15/12	10,000	10,266
Pinnacle Foods Holding Corp. 8.25% due 12/01/13	75,000	73,688

Household & Personal Products — 0.0%
Fortune Brands, Inc. 5.38% due 01/15/16	25,000	23,125
Sealy Mattress Co. 8.25% due 06/15/14	85,000	85,000
		383,021
ENERGY — 0.1%

Energy Services — 0.1%
Atmos Energy Corp. 4.95% due 10/15/14	20,000	18,230
Chesapeake Energy Corp. 7.63% due 07/15/13	20,000	20,125
Consolidated Natural Gas Co. 5.00% due 12/01/14	15,000	13,798
Eneterprise Products Operating LP 6.38% due 02/01/13	10,000	9,990
Motiva Enterprises LLC 5.20% due 09/15/12*(9)	10,000	9,726
PacifiCorp 5.45% due 09/15/13	20,000	19,489
Petrohawk Energy Corp. 9.13% due 07/15/13*(9)	95,000	94,525
Pogo Producing Co. 7.88% due 05/01/13*(9)	20,000	20,050
Premcor Refining Group, Inc. 7.50% due 06/15/15	10,000	10,328
Sunoco, Inc. 4.88% due 10/15/14	15,000	13,764
Valero Energy Corp. 7.50% due 04/15/32	10,000	10,857
Weatherford International, Inc. 5.50% due 02/15/16	10,000	9,540

Energy Sources — 0.0%
Amerada Hess Corp. 7.88% due 10/01/29	35,000	39,049
Forest Oil Corp. 8.00% due 12/15/11	20,000	20,450
Hilcorp Energy Corp. 9.00% due 06/01/16*(9)	15,000	15,113
Occidental Petroleum Corp. 10.13% due 09/15/09	25,000	28,284
Pride International, Inc. 7.38% due 07/15/14	60,000	60,300
Quicksilver Resources, Inc. 7.13% due 04/01/16	25,000	23,437
		437,055
FINANCE — 3.6%

Banks — 0.0%
Capital One Bank 6.50% due 06/13/13	20,000	20,452
Fleet Capital Trust V 6.40% due 09/18/06(3)	20,000	19,949
Independence Community Bank Corp. 3.50% due 06/20/13(2)	50,000	47,831
PNC Bank NA 4.88% due 09/21/17	30,000	27,181
UBS Preferred Funding Trust I 8.62% due 10/01/10(12)	30,000	32,817

Financial Services — 3.5%
Ameritech Capital Funding Co. 6.25% due 05/18/09	25,000	25,113
Beaver Valley Funding Corp. 9.00% due 06/01/17	25,000	27,795

Block Financial Corp. 5.13% due 10/30/14	25,000	22,552
CIT Group, Inc. 5.00% due 02/01/15	15,000	13,865
CIT Group, Inc. 7.75% due 04/02/12	35,000	37,941
Countrywide Capital III 8.05% due 06/15/27	20,000	21,485
Crystal U.S. Holdings, LLC 10.00% due 10/01/14(10)	95,000	75,287
Deutsche Bank Capital Funding Trust VII 5.63% due 01/19/16*(9)	15,000	13,892
Dow Jones CDX NA HY 8.75% due 12/29/10*(9)(14)	11,567,250	11,813,054
Ford Motor Credit Co. 6.50% due 01/25/07	15,000	14,974
Ford Motor Credit Co. 7.38% due 10/28/09	40,000	36,982
Ford Motor Credit Co. 7.88% due 06/15/10	5,000	4,612
Ford Motor Credit Co. 9.75% due 09/15/10*(9)	95,092	92,656
GATX Financial Corp. 5.80% due 03/01/16*(9)	10,000	9,572
General Motors Acceptance Corp. 5.85% due 01/14/09	90,000	86,274
General Motors Acceptance Corp. 6.02% due 07/16/07(3)	115,000	114,138
General Motors Acceptance Corp. 6.04% due 03/20/07(3)	25,000	24,828
General Motors Acceptance Corp. 6.75% due 12/01/14	190,000	176,476
General Motors Acceptance Corp. 6.88% due 08/28/12	165,000	155,458
Grand Metropolitan Investment Corp. 8.00% due 09/15/22	45,000	52,614
Greenpoint Capital Trust I 9.10% due 06/01/27	15,000	15,974
HSBC Finance Capital Trust 5.91% due 11/30/35	100,000	95,431
iPayment, Inc. 9.75% due 05/15/14*(9)	15,000	14,925
J.P. Morgan Chase Capital XV 5.88% due 08/19/65(3)	15,000	13,311
K&F Acquisition, Inc. 7.75% due 11/15/14	20,000	19,700
Lehman Brothers Holdings, Inc. 5.95% due 08/21/06	75,000	74,987
Nuveen Investments, Inc. 5.00% due 09/15/10	15,000	14,422
Nuveen Investments, Inc. 5.50% due 09/15/15	15,000	14,032
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(9)	20,000	19,592
Sovereign Bancorp, Inc. 4.80% due 09/01/10*(9)	20,000	19,156
Sprint Capital Corp. 6.90% due 05/01/19	20,000	20,548
Visant Corp. 7.63% due 10/01/12	85,000	82,450
Washington Mutual, Inc. 5.00% due 03/22/12	20,000	19,013

Insurance — 0.1%
Executive Risk Capital Trust 8.68% due 02/01/27	30,000	31,584
Fund American Cos., Inc. 5.88% due 05/15/13	35,000	33,582
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(9)	70,000	61,123
Loews Corp. 5.25% due 03/15/16	15,000	13,879
MetLife, Inc. 5.00% due 06/15/15	25,000	23,127
MetLife, Inc. 5.70% due 06/15/35	25,000	22,301
Nationwide Financial Services, Inc. 5.63% due 02/13/15	10,000	9,662
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(9)	15,000	17,309
Safeco Capital Trust I 8.07% due 07/15/37	45,000	47,306
Transamerica Capital III 7.63% due 11/15/37	35,000	37,206
		13,688,418
HEALTHCARE — 0.1%

Drugs — 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)(9)	15,000	15,072
Hospira, Inc. 5.90% due 06/15/14	15,000	14,703
Omnicare, Inc. 6.13% due 06/01/13	45,000	41,737
Omnicare, Inc. 6.88% due 12/15/15	20,000	19,000

Health Services — 0.1%
Community Health Systems, Inc. 6.50% due 12/15/12	45,000	42,694
HCA, Inc. 6.25% due 02/15/13	70,000	65,364
Health Management Associates, Inc. 6.13% due 04/15/16	10,000	9,564
Iasis Healthcare LLC 8.75% due 06/15/14	20,000	19,600
Medquest, Inc. 11.88% due 08/15/12	5,000	4,637
Tenet Healthcare Corp. 7.38% due 02/01/13	60,000	54,750
Tenet Healthcare Corp. 9.88% due 07/01/14	60,000	60,000
Wellpoint, Inc. 5.00% due 12/15/14	15,000	13,951
Wellpoint, Inc. 5.25% due 01/15/16	10,000	9,372
		370,444

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.0%
Lockheed Martin Corp. 8.50% due 12/01/29	35,000	44,052
Raytheon Co. 6.75% due 03/15/18	30,000	31,461
TransDigm, Inc. 7.75% due 07/15/14*(9)	10,000	9,950

Business Services — 0.2%
Allied Waste North America, Inc. 8.50% due 12/01/08	70,000	72,450
Avis Budget Car Rental LLC 7.75% due 05/15/16*(9)	30,000	28,875
Brand Services, Inc. 12.00% due 10/15/12	40,000	45,200
Browning-Ferris Industries, Inc. 6.38% due 01/15/08	30,000	29,850
Cendant Corp. 4.89% due 08/17/06	30,000	14,975
Cendant Corp. 6.25% due 03/15/10	55,000	56,272
Crown European Holdings SA 6.25% due 09/01/11	15,000	19,905
Iron Mountain, Inc. 6.63% due 01/01/16	20,000	18,000
Nortek, Inc. 8.50% due 09/01/14	65,000	62,888
NTK Holdings, Inc. zero coupon due 03/01/14	5,000	3,619
Nutro Products, Inc. 9.23% due 10/16/06*(9)	20,000	20,375
Owens Corning 7.50% due 08/01/18	50,000	43,750
Ply Gem Industries, Inc. 9.00% due 02/15/12	10,000	9,100
Service Corp. International 6.75% due 04/01/16	55,000	50,600
United Rentals N.A., Inc. 7.00% due 02/15/14	35,000	31,981
WCA Waste Corp. 9.25% due 06/15/14*(9)	20,000	20,200
Windstream Corp. 8.13% due 08/01/13*(9)	30,000	30,600
Windstream Corp. 8.63% due 08/01/16*(9)	45,000	46,012

Machinery — 0.0%
Blount, Inc. 8.88% due 08/01/12	50,000	49,750

Multi-Industry — 0.0%
Amsted Industries, Inc. 10.25% due 10/15/11*(9)	10,000	10,700
Covalence Specialty Materials Corp. 10.25% due 03/01/16*(9)	60,000	57,600

Transportation — 0.0%
BNSF Funding Trust I 6.61% due 01/15/26	35,000	32,854
Greenbrier Cos., Inc. 8.38% due 05/15/15	35,000	35,744
Ryder Systems, Inc. 5.95% due 05/02/11	10,000	9,933
		886,696
INFORMATION & ENTERTAINMENT — 0.3%

Broadcasting & Media — 0.2%
Affinion Group, Inc. 10.13% due 10/15/13*(9)	5,000	5,025
Affinion Group, Inc. 11.50% due 10/15/15*(9)	25,000	24,500
CCH I LLC 11.00% due 10/01/15	65,000	56,875
CCH II Capital Corp. LLC 10.25% due 09/15/10	170,000	170,425
Comcast Corp. 4.95% due 06/15/16	10,000	8,912
Cox Communications, Inc. 6.75% due 03/15/11	20,000	20,366
Cox Enterprises, Inc. 7.88% due 09/15/10*(9)	5,000	5,282
CSC Holdings, Inc. 7.25% due 04/15/12*(9)	65,000	62,725
DirecTV Holdings LLC 6.38% due 06/15/15	85,000	78,413
Echostar DBS Corp. 6.38% due 10/01/11	95,000	90,962
Echostar DBS Corp. 6.63% due 10/01/14	50,000	47,000
News America Holdings, Inc. 7.70% due 10/30/25	75,000	80,063
Omnicom Group, Inc. 5.90% due 04/15/16	15,000	14,364
RH Donnelley Corp. 8.88% due 01/15/16*(9)	45,000	45,394
Tele-Communications, Inc. 7.88% due 08/01/13	30,000	32,318
Tele-Communications, Inc. 9.80% due 02/01/12	35,000	40,376
Time Warner Entertainment Co., LP 8.38% due 03/15/23	25,000	27,799
Time Warner, Inc. 9.13% due 01/15/13	5,000	5,717
Time Warner, Inc. 9.15% due 02/01/23	10,000	11,859
Vertis, Inc. 10.88% due 06/15/09	65,000	64,025
Vertis, Inc. 13.50% due 12/07/09*(9)	30,000	25,200
Viacom, Inc. 5.75% due 04/30/11*(9)	10,000	9,822

Leisure & Tourism — 0.1%
American Airlines, Inc. 7.86% due 04/01/13	10,000	10,600
Boyd Gaming Corp. 7.13% due 02/01/16	40,000	38,650
Boyd Gaming Corp. 7.75% due 12/15/12	40,000	40,350
Continental Airlines, Inc., Series 02-1 Pass-Through 6.56% due 08/15/13	15,000	15,267
Continental Airlines, Inc., Series 974A Pass-Through 6.90% due 01/02/18	7,803	7,834
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 03/15/19	35,310	35,111
GTECH Holdings Corp. 4.75% due 10/15/10	40,000	38,485
Harrah’s Operating Co., Inc. 5.75% due 10/01/17	50,000	45,549
Hilton Hotels Corp. 7.63% due 12/01/12	25,000	25,771
Park Place Entertainment Corp. 7.00% due 04/15/13	5,000	5,089
Station Casinos, Inc. 6.00% due 04/01/12	40,000	37,450
		1,227,578
INFORMATION TECHNOLOGY — 0.2%

Computer Services — 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(9)	30,000	27,217
Sungard Data Systems, Inc. 10.25% due 08/15/15*(9)	40,000	41,350

Computer Software — 0.0%
Serena Software, Inc. 10.38% due 03/15/16*(9)	10,000	10,050
UGS Capital Corp. II 10.38% due 12/01/06*(7)(9)	15,000	14,812

Electronics — 0.1%
Amkor Technology, Inc. 9.25% due 06/01/16	20,000	18,950
Arrow Electronics, Inc. 7.50% due 01/15/27	15,000	15,693
Avnet, Inc. 6.00% due 09/01/15	25,000	23,667
Sensata Technologies BV 8.00% due 05/01/14*(9)	20,000	19,300
Solectron Global Finance, Ltd. 8.00% due 03/15/16*(9)	25,000	24,625

Telecommunications — 0.1%
AT&T Corp. 8.50% due 11/15/31	20,000	22,962
AT&T Wireless Services, Inc. 8.75% due 03/01/31	40,000	49,041
Citizens Communications Co. 6.25% due 01/15/13	20,000	18,900
Embarq Corp. 7.08% due 06/01/16	10,000	9,945
Intelsat, Ltd. 11.25% due 06/15/16*(9)	80,000	82,000
Nordic Telephone Co. 8.88% due 05/01/16*(9)	75,000	77,063
Nortel Networks, Ltd. 9.73% due 07/15/11*(3)(9)	40,000	40,700
Nortel Networks, Ltd. 10.75% due 07/15/16*(9)	10,000	10,175
Rural Cellular Corp. 9.75% due 01/15/10	25,000	24,906
Rural Cellular Corp. 9.88% due 02/01/10	20,000	20,575
Rural Cellular Corp. 10.90% due 11/01/12*(3)(9)	35,000	35,919
Sprint Capital Corp. 6.88% due 11/15/28	30,000	30,222
Verizon Virginia, Inc. 4.63% due 03/15/13	25,000	22,463
		640,535
MATERIALS — 0.3%

Chemicals — 0.1%
Berry Plastics Corp. 10.75% due 07/15/12	5,000	5,412
Chevron Phillips Chemical Co. LLP 5.38% due 06/15/07	95,000	94,563
ICI Wilmington, Inc. 5.63% due 12/01/13	35,000	33,560
Innophos, Inc. 8.88% due 08/15/14	50,000	49,250
Lubrizol Corp. 5.50% due 10/01/14	15,000	14,154
Nalco Co. 9.00% due 11/15/13	40,000	53,592
PQ Corp. 8.00% due 02/15/13	25,000	23,500

Forest Products — 0.1%
Abitibi-Consolidated, Inc. 6.00% due 06/20/13	30,000	24,300
Associated Materials, Inc. 9.75% due 04/15/12	65,000	64,675
Boise Cascade LLC 7.13% due 10/15/14	30,000	26,550
Graham Packaging Co. 8.50% due 10/15/12	15,000	14,700
Graham Packaging Co. 9.88% due 10/15/14	45,000	44,550
Owens-Illinois, Inc. 7.50% due 05/15/10	35,000	34,213

Stone Container Corp. 9.75% due 02/01/11	10,000	10,275
Weyerhaeuser Co. 7.38% due 03/15/32	10,000	10,124
Weyerhaeuser Co. 7.95% due 03/15/25	15,000	15,830

Metals & Minerals — 0.1%
Alaska Steel Corp. 7.75% due 06/15/12	75,000	73,500
Alliant Techsystems, Inc. 6.75% due 04/01/16	65,000	62,562
Chaparral Steel Co. 10.00% due 07/15/13	5,000	5,450
Compass Minerals International, Inc. 12.00% due 06/01/13(10)	50,000	45,500
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	15,000	13,838
Newmont Mining Corp. 5.88% due 04/01/35	20,000	17,900
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09	125,000	128,750
Peabody Energy Corp. 5.88% due 04/15/16	70,000	64,050

Plastic — 0.0%
Graphic Packaging International, Inc. 8.50% due 08/15/11	5,000	4,987
Sealed Air Corp. 5.63% due 07/15/13*(9)	20,000	19,057
		954,842
MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
Michigan Tobacco Settlement Finance 7.31% due 06/01/34	20,000	19,981
New Jersey State Turnpike Authority 4.25% due 01/01/16	25,000	22,760
		42,741
REAL ESTATE — 0.1%

Real Estate Companies — 0.0%
ERP Operating LP 6.58% due 04/13/15	15,000	15,456

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP 5.75% due 04/01/12	10,000	9,788
Colonial Properties Trust 6.25% due 06/15/14	10,000	9,892
Developers Diversified Realty Corp. 5.38% due 10/15/12	10,000	9,610
Equity One, Inc. 3.88% due 04/15/09	15,000	14,168
Health Care REIT, Inc. 6.00% due 11/15/13	5,000	4,833
Heritage Property Investment Trust 5.13% due 04/15/14	25,000	23,076
Hospitality Properties Trust 6.75% due 02/15/13	15,000	15,350
HRPT Properties Trust 5.75% due 02/15/14	10,000	9,628
HRPT Properties Trust 6.25% due 08/15/16	10,000	9,802
Istar Financial, Inc. 5.88% due 03/15/16	15,000	14,383
Prologis 5.75% due 04/01/16	20,000	19,280
Rouse Co. 7.20% due 09/15/12	40,000	40,124
Simon Property Group LP 5.75% due 12/01/15	20,000	19,354
		214,744

U.S. Government Agencies — 4.0%

U.S. Government Agencies — 4.0%
Federal Home Loan Mtg. Corp., Series 228 PO zero coupon due 02/01/35(5)(11)	491,240	352,539
Federal Home Loan Mtg. Corp., Series 2958-FB zero coupon due 02/15/35(2)(5)	166,143	174,602
Federal Home Loan Mtg. Corp., Series 231 PO zero coupon due 08/01/35(5)(11)	2,002,178	1,381,040
Federal Home Loan Mtg. Corp., Series 3003-XF zero coupon due 07/15/35(3)(5)	85,966	99,616
Federal Home Loan Mtg. Corp., Series 3045-PO zero coupon due 10/15/35(5)(11)	79,959	59,607
Federal Home Loan Mtg. Corp., Series 236 PO zero coupon due 04/01/36(11)	146,666	105,313
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 2 IO 0.04% due 05/25/43(4)(5)	324,860	752
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 1 IO 0.28% due 05/25/43(4)(5)	354,346	3,969
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 3 IO 0.36% due 05/25/43(2)(4)(5)	284,908	3,772
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 1A IO 0.37% due 09/25/43(1)(2)(4)(5)	175,090	1,549
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 A IO 0.62% due 05/25/43(2)(4)(5)	574,776	12,042
Federal Home Loan Mtg. Corp., Series 2815-S IO 0.80% due 09/15/32(3)(4)(5)	170,024	2,541
Federal Home Loan Mtg. Corp., Series 2957-SW IO 0.80% due 04/15/35(3)(4)(5)	384,805	6,674
Federal Home Loan Mtg. Corp., Series 2937-SY IO 0.90% due 02/15/35(3)(4)(5)	70,864	1,434
Federal Home Loan Mtg. Corp., Series 3016-SP IO 0.91% due 08/15/35(3)(4)(5)	93,218	1,580
Federal Home Loan Mtg. Corp., Series 3016-SQ IO 0.91% due 08/15/35(3)(4)(5)	173,644	3,270
Federal Home Loan Mtg. Corp., Series FHR 3114-GI IO 1.40% 02/15/36(1)(3)(4)(5)	95,808	5,051
Federal Home Loan Mtg. Corp., Series 2990-LI IO 1.43% due 10/15/34(3)(4)(5)	127,852	4,697
Federal Home Loan Mtg. Corp., Series FHR 3114-BI IO 1.45% 04/15/30(1)(3)(4)(5)	217,907	6,779
Federal Home Loan Mtg. Corp., Series FHR 3114-TS IO 1.45% due 09/15/30(1)(3)(4)(5)	425,025	15,783
Federal Home Loan Mtg. Corp., Series 2962-BS IO 1.45% due 03/15/35(3)(4)(5)	455,192	16,344
Federal Home Loan Mtg. Corp., Series 3067-SI IO 1.45% due 04/15/35(1)(3)(4)(5)	356,321	18,392
Federal Home Loan Mtg. Corp., Series 2986-WS IO 1.45% due 06/15/35(3)(4)(5)	91,872	2,236
Federal Home Loan Mtg. Corp., Series 3067-SI IO 1.45% due 11/15/35(1)(3)(4)(5)	359,664	19,618
Federal Home Loan Mtg. Corp., Series 3031-BI IO 1.49% due 08/15/35(3)(4)(5)	90,738	3,553
Federal Home Loan Mtg. Corp., Series 2924-SA IO 1.50% due 01/15/35(3)(4)(5)	295,739	9,551
Federal Home Loan Mtg. Corp., Series 2927-ES IO 1.50% due 01/15/35(3)(4)(5)	113,375	3,341
Federal Home Loan Mtg. Corp., Series 2950-SM IO 1.50% due 03/15/35(1)(3)(4)(5)	157,128	7,464
Federal Home Loan Mtg. Corp., Series 3107-DC IO 1.50% 06/15/35(1)(3)(4)(5)	120,183	6,627
Federal Home Loan Mtg. Corp., Series 3054-CS IO 1.50% due 07/15/35(3)(4)(5)	94,793	3,055
Federal Home Loan Mtg. Corp., Series FHR 3118-SD IO 1.50% due 02/15/36(3)(4)(5)	355,273	10,296
Federal Home Loan Mtg. Corp., Series 2981-AS IO 1.52% due 05/15/35(3)(4)(5)	193,790	5,573
Federal Home Loan Mtg. Corp., Series 2981-BS IO 1.52% due 05/15/35(3)(4)(5)	98,072	3,317
Federal Home Loan Mtg. Corp., Series 2922-SE IO 1.55% due 02/15/35(3)(4)(5)	207,630	7,004
Federal Home Loan Mtg. Corp., Series 3028-ES IO 1.55% due 09/15/35(3)(4)(5)	365,456	17,702
Federal Home Loan Mtg. Corp., Series 3033-SF IO 1.60% due 09/15/35(3)(4)(5)	111,711	3,300
Federal Home Loan Mtg. Corp., Series 2828-TI IO 1.85% due 10/15/30(3)(4)(5)	81,310	3,407
Federal Home Loan Mtg. Corp., Series 2594-SE IO 1.85% due 06/15/32(3)(4)(5)	151,842	5,659
Federal Home Loan Mtg. Corp., Series 2815-PT IO 1.85% due 11/15/32(3)(4)(5)	151,879	7,003
Federal Home Loan Mtg. Corp., Series 2682-TQ IO 1.85% due 10/15/33(3)(4)(5)	62,819	2,133
Federal Home Loan Mtg. Corp., Series 2770-SH IO 1.90% due 03/15/34(3)(4)(5)	97,281	5,858
Federal Home Loan Mtg. Corp., Series 2869-JS IO 2.05% due 04/15/34(3)(4)(5)	379,476	15,261
Federal Home Loan Mtg. Corp., Series 2869-SH IO 2.10% due 04/15/34(3)(4)(5)	80,562	3,341
Federal Home Loan Mtg. Corp., Series 2802-SM IO 2.15% due 04/15/32(3)(4)(5)	44,192	2,038
Federal Home Loan Mtg. Corp., Series 2828-GI IO 2.30% due 06/15/34(3)(4)(5)	152,928	9,588
Federal Home Loan Mtg. Corp., Series 2538-SH IO 2.35% due 12/15/32(3)(4)(5)	20,315	876
Federal Home Loan Mtg. Corp., Series 2927-SI IO 3.30% due 02/15/35(1)(3)(4)(5)	140,861	14,482
Federal Home Loan Mtg. Corp., Series 3065-DC 4.26% due 03/15/35(3)(5)	95,345	80,359
Federal Home Loan Mtg. Corp., Series 2990-DP 5.21% due 08/15/34(3)(5)	94,270	85,055
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20	420,492	412,569
Federal Home Loan Mtg. Corp. 5.50% due 06/01/35	84,887	81,749
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	13,491	13,310
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-41 2A 7.00% due 07/25/32(5)	16,734	16,910
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A2 7.00% due 03/25/44(5)	114,718	116,587
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29	40,592	42,143
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-41 3A 7.50% due 07/25/32(5)	33,879	34,751
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A5 7.50% due 02/25/42(5)	57,396	58,938
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 2A 7.50% due 08/25/42(5)	61,623	62,887
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-57 1A3 7.50% due 07/25/43(5)	119,928	123,462
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-58 4A 7.50% due 09/25/43(5)	39,086	40,417
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-59 1A3 7.50% due 10/25/43(5)	122,795	127,577
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A3 7.50% due 03/25/44(5)	176,676	181,802
Federal Home Loan Mtg. Corp., Series 3153-UK 8.23% due 05/15/36 (3)(5)	123,215	115,645
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28	6,386	6,848
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A6 9.50% due 02/25/42(5)	9,041	9,546
Federal National Mtg. Assoc., Series 2002-82 PO zero coupon due 02/25/32(5)(11)	42,817	31,959
Federal National Mtg. Assoc., Series 342-1 PO Strip zero coupon due 10/01/33(5)(11)	66,923	48,212
Federal National Mtg. Assoc., Series 361-1 PO Strip zero coupon due 10/01/35(5)(11)	115,469	84,355
Federal National Mtg. Assoc., Series 363-1 PO Strip zero coupon due 11/01/35(5)(11)	380,969	259,213
Federal National Mtg. Assoc., Series 2005-113 PO zero coupon due 01/25/36(5)(11)	270,914	203,751
Federal National Mtg. Assoc., Series 2005-65 ER zero coupon due 08/25/35(3)(5)	92,463	97,187
Federal National Mtg. Assoc., Series 2003-W6 2 IO 0.00% due 09/25/42(4)(5)	52,055	2
Federal National Mtg. Assoc., Series 2003-W8 1 IO 0.03% due 12/25/42(2)(4)(5)	150,642	15
Federal National Mtg. Assoc., Series 2003-W6 2 IO 0.35% due 09/25/42(4)(5)	418,561	5,358
Federal National Mtg. Assoc., Series 2003-W6 3 IO 0.37% due 09/25/42(2)(4)(5)	386,343	5,151
Federal National Mtg. Assoc., Series 2002-T1 IO 0.43% due 11/25/31(2)(4)(5)	417,056	5,244

Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/41(4)(5)	2,226,205	35,746
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.46% due 10/25/41(2)(4)(5)	671,677	8,669
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/41(4)(5)	398,544	5,462
Federal National Mtg. Assoc., Series 2004-54 SW IO 0.68% due 06/25/33(3)(4)(5)	72,020	1,168
Federal National Mtg. Assoc., Series 2005-58 IK IO 0.68% due 07/25/35(3)(4)(5)	125,538	2,429
Federal National Mtg. Assoc., Series 2003-W6 5 IO 0.68% due 09/25/42(4)(5)	284,758	6,492
Federal National Mtg. Assoc., Series 2005-82 SI IO 0.78% due 09/25/35(3)(4)(5)	505,167	9,861
Federal National Mtg. Assoc., Series 2005-67 BS IO 0.83% due 08/25/35(3)(4)(5)	158,646	2,953
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.83% due 07/25/42(2)(4)(5)	459,415	9,031
Federal National Mtg. Assoc., Series 2003-112 SA IO 1.18% due 01/25/28(3)(4)(5)	116,181	2,563
Federal National Mtg. Assoc., Series 2003-124 ST IO 1.18% due 01/25/34(3)(4)(5)	83,545	2,314
Federal National Mtg. Assoc., Series 2004-72 SB IO 1.18% due 09/25/34(3)(4)(5)	119,114	3,408
Federal National Mtg. Assoc., Series 2006-42 CI IO 1.23% due 06/25/36(2)(4)(5)	401,220	16,415
Federal National Mtg. Assoc., Series 2006-42 LI IO 1.24% due 06/25/36(2)(4)(5)	395,819	15,357
Federal National Mtg. Assoc., Series 2004-38 SI IO 1.25% due 10/25/33(3)(4)(5)	261,455	7,880
Federal National Mtg. Assoc., Series 2006-20 IB IO 1.27% due 04/25/36 (3)(4)(5)	225,186	7,840
Federal National Mtg. Assoc., Series 2006-8 PS IO 1.28% due 03/25/36(3)(4)(5)	220,826	11,246
Federal National Mtg. Assoc., Series 2003-W6 1 IO 1.29% due 10/25/42(4)(5)	34,623	252
Federal National Mtg. Assoc., Series 2006-8 NS IO 1.31% due 03/25/36(3)(4)(5)	392,555	15,697
Federal National Mtg. Assoc., Series 2002-26 A1 IO 1.33% due 04/25/36(3)(4)(5)	121,311	8,383
Federal National Mtg. Assoc., Series 2006-20-IG IO 1.33% due 04/25/36(2)(4)(5)	525,744	18,532
Federal National Mtg. Assoc., Series 2006-20 PI IO 1.36% due 11/25/30(3)(4)(5)	177,107	5,018
Federal National Mtg. Assoc., Series 2005-73 SD IO 1.36% due 08/25/35(3)(4)(5)	150,716	5,764
Federal National Mtg. Assoc., Series 2005-92 SC IO 1.36% due 10/25/35(3)(4)(5)	312,835	14,544
Federal National Mtg. Assoc., Series 2005-17 SA IO 1.38% due 03/25/35(3)(4)(5)	166,165	6,288
Federal National Mtg. Assoc., Series 2005-17 SE IO 1.38% due 03/25/35(3)(4)(5)	177,050	6,794
Federal National Mtg. Assoc., Series 2005-57 DI IO 1.38% due 03/25/35(3)(4)(5)	381,224	12,520
Federal National Mtg. Assoc., Series 2005-23 SG IO 1.38% due 04/25/35(3)(4)(5)	181,712	7,119
Federal National Mtg. Assoc., Series 2005-29 SX IO 1.38% due 04/25/35(3)(4)(5)	218,519	8,669
Federal National Mtg. Assoc., Series 2005-57 CI IO 1.38% due 04/25/35(1)(3)(4)(5)	162,591	7,520
Federal National Mtg. Assoc., Series 2005-54 SA IO 1.38% due 06/25/35(3)(4)(5)	265,848	9,163
Federal National Mtg. Assoc., Series 2005-69 AS IO 1.38% due 08/25/35(1)(3)(4)(5)	80,163	3,845
Federal National Mtg. Assoc., Series 2005-84 SG IO 1.38% due 10/25/35(3)(4)(5)	234,305	9,000
Federal National Mtg. Assoc., Series 2005-87 SG IO 1.38% due 10/25/35(3)(4)(5)	295,251	11,396
Federal National Mtg. Assoc., Series 2005-89 SI IO 1.38% due 10/25/35(3)(4)(5)	410,112	13,708
Federal National Mtg. Assoc., Series 2005-95 CI IO 1.38% due 11/25/35(3)(4)(5)	133,207	4,980
Federal National Mtg. Assoc., Series 2005-105 S IO 1.38% due 12/25/35(3)(4)(5)	89,431	3,560
Federal National Mtg. Assoc., Series 2005-45 EW IO 1.40% due 06/25/35(3)(4)(5)	309,129	10,683
Federal National Mtg. Assoc., Series 2005-45 SR IO 1.40% due 06/25/35(3)(4)(5)	375,765	12,960
Federal National Mtg. Assoc., Series 2005-47 SW IO 1.40% due 06/25/35(3)(4)(5)	295,438	10,353
Federal National Mtg. Assoc., Series 2005-82 SW IO 1.41% due 09/25/35(3)(4)(5)	224,479	7,808
Federal National Mtg. Assoc., Series 2005-82 SY IO 1.41% due 09/25/35(3)(4)(5)	286,101	9,951
Federal National Mtg. Assoc., Series 2005-62 FS IO 1.43% due 05/25/34(3)(4)(5)	152,467	6,203
Federal National Mtg. Assoc., Series 2005-17 ES IO 1.43% due 03/25/35(1)(3)(4)(5)	120,374	6,531
Federal National Mtg. Assoc., Series 2005-17 SY IO 1.43% due 03/25/35(3)(4)(5)	90,176	3,642
Federal National Mtg. Assoc., Series 2005-42 SA IO 1.48% due 05/25/35(3)(4)(5)	233,918	8,758
Federal National Mtg. Assoc., Series 2981-CS IO 1.52% due 05/15/35(3)(4)(5)	131,598	4,372
Federal National Mtg. Assoc., Series 2003-W8 1 IO 1.64% due 12/25/42(4)(5)	615,066	39,323
Federal National Mtg. Assoc., Series 2005-65 KI IO 1.68% due 08/25/35(3)(4)(5)	391,877	16,495
Federal National Mtg. Assoc., Series 2004-60 SW IO 1.73% due 04/25/34(3)(4)(5)	278,812	14,175
Federal National Mtg. Assoc., Series 2004-51 SO IO 1.73% due 07/25/34(3)(4)(5)	39,637	1,686
Federal National Mtg. Assoc., Series 2004-65 ST IO 1.73% due 08/25/34(3)(4)(5)	160,762	8,071
Federal National Mtg. Assoc., Series 2003-122 SA IO 1.78% due 02/25/28(3)(4)(5)	211,889	8,064
Federal National Mtg. Assoc., Series 2003-122 SJ IO 1.78% due 02/25/28(3)(4)(5)	224,390	8,460
Federal National Mtg. Assoc., Series 2004-24 CS IO 1.83% due 01/25/34(3)(4)(5)	149,610	8,223
Federal National Mtg. Assoc., Series 2004-89 EI IO 1.83% due 08/25/34(1)(3)(4)(5)	388,018	23,951
Federal National Mtg. Assoc., Series 2005-52 DC IO 1.88% due 06/25/35(3)(4)(5)	81,389	5,653
Federal National Mtg. Assoc., Series 2003-W10 3 IO 1.93% due 06/25/43(4)(5)	177,953	8,453
Federal National Mtg. Assoc., Series 2003-W10 1 IO 1.96% due 06/25/43(2)(4)(5)	839,650	34,794
Federal National Mtg. Assoc., Series 2002-92 SB IO 2.03% due 04/25/30(3)(4)(5)	39,388	1,711
Federal National Mtg. Assoc., Series 2003-48 S IO 2.23% due 06/15/33(3)(4)(5)	53,893	3,698
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.23% due 06/25/43(2)(4)(5)	399,915	23,756
Federal National Mtg. Assoc., Series 2002-89 S IO 2.88% due 01/25/33(3)(4)(5)	107,886	7,034
Federal National Mtg. Assoc., Series 1997-44 SN 2.95% due 06/25/23(3)(4)(5)	41,310	2,590
Federal National Mtg. Assoc., Series 2990-WP 3.62% due 06/15/35(3)(5)	93,006	82,178
Federal National Mtg. Assoc., Series 2990-LB 3.66% due 06/15/34(3)(5)	95,138	75,058
Federal National Mtg. Assoc. 4.00% due 05/01/19	808,998	747,359
Federal National Mtg. Assoc. 4.00% due 09/01/20	184,352	170,102
Federal National Mtg. Assoc., Series 2005-57 DC 4.48% due 12/25/34(3)(5)	91,939	85,645
Federal National Mtg. Assoc. 4.50% due 04/01/18	41,076	38,915
Federal National Mtg. Assoc. 4.50% due 03/01/20	76,898	72,687
Federal National Mtg. Assoc. 4.50% due 04/01/20	198,135	187,286
Federal National Mtg. Assoc. 4.50% due 09/01/20	141,501	133,752
Federal National Mtg. Assoc., Series 2005-45 DC 4.79% due 06/25/35(3)(5)	89,124	78,202
Federal National Mtg. Assoc. 5.00% due 03/01/21	59,286	57,116
Federal National Mtg. Assoc. 5.00% due 12/01/35	199,079	186,213
Federal National Mtg. Assoc. 5.00% due 05/01/36	99,889	93,377
Federal National Mtg. Assoc., Series 2005-99 SA 5.05% due 11/25/35(3)(5)	95,244	89,627
Federal National Mtg. Assoc., Series 2006-8 HP 5.05% due 03/25/36(1)(3)(5)	97,407	88,140

Federal National Mtg. Assoc., Series FNR 2006-8 PK 5.11% due 03/25/36(3)(5)	97,959	90,227
Federal National Mtg. Assoc., Series 2005-57 CD 5.17% due 01/25/35(3)(5)	93,830	87,917
Federal National Mtg. Assoc., Series 2005-74 CP 5.23% due 05/25/35(3)(5)	90,762	82,804
Federal National Mtg. Assoc., Series 2005-76 SA 5.23% due 06/25/34(3)(5)	91,143	82,596
Federal National Mtg. Assoc., Series 2976-KL 5.32% due 05/15/35(3)(5)	95,373	84,626
Federal National Mtg. Assoc., Series 2005-74 CS 5.38% due 05/25/35(3)(5)	90,762	83,847
Federal National Mtg. Assoc. 5.50% due July TBA	1,100,000	1,056,343
Federal National Mtg. Assoc. 5.50% due 03/01/18	58,941	57,966
Federal National Mtg. Assoc. 5.50% due 03/01/35	121,271	116,603
Federal National Mtg. Assoc. 5.50% due 04/01/35	24,565	23,611
Federal National Mtg. Assoc. 5.50% due 07/01/35	151,123	145,255
Federal National Mtg. Assoc. 5.50% due 08/01/35	131,506	126,400
Federal National Mtg. Assoc. 5.50% due 09/01/35	262,824	252,619
Federal National Mtg. Assoc. 5.50% due 10/01/17	7,587	7,462
Federal National Mtg. Assoc. 5.50% due 10/01/35	249,509	239,821
Federal National Mtg. Assoc. 5.50% due 11/01/35	63,534	61,067
Federal National Mtg. Assoc. 5.50% due 12/01/35	192,599	185,120
Federal National Mtg. Assoc. 5.50% due 01/01/36	96,169	92,435
Federal National Mtg. Assoc. 6.00% due 03/01/14	1,490	1,495
Federal National Mtg. Assoc. 6.00% due 04/01/17	4,778	4,796
Federal National Mtg. Assoc. 6.00% due 04/01/35	5,891	5,803
Federal National Mtg. Assoc. 6.00% due 05/01/35	14,341	14,126
Federal National Mtg. Assoc. 6.00% due 06/01/36	399,960	393,723
Federal National Mtg. Assoc., Series 2002-97 TW IO 6.50% due 10/25/31(3)(4)(5)	37,870	6,851
Federal National Mtg. Assoc. 6.50% due 10/01/33	327,309	330,198
Federal National Mtg. Assoc. 7.00% due 11/01/22	4,009	4,119
Federal National Mtg. Assoc. 7.00% due 06/01/33	56,002	57,381
Federal National Mtg. Assoc., Pass-Through, Series 2004-W1 2 2 7.00% due 12/25/33(5)	123,544	125,180
Federal National Mtg. Assoc. 7.00% due 04/01/35	75,704	77,555
Federal National Mtg. Assoc., Series 2005-W4 1A3 7.00% due 08/25/35(5)	54,224	55,374
Federal National Mtg. Assoc., Series 2001-W3 A 7.00% due 09/25/41(5)	21,725	22,063
Federal National Mtg. Assoc., Pass-Through, Series 2002-T4 A2 7.00% due 12/25/41(5)	18,461	18,791
Federal National Mtg. Assoc., Pass-Through, Series 2002-14 A1 7.00% due 01/25/42(5)	62,581	63,797
Federal National Mtg. Assoc., Pass-Through, Series 2002-T16 A2 7.00% due 07/25/42(5)	47,057	47,819
Federal National Mtg. Assoc., Pass-Through, Series 2003-W3 1A2 7.00% due 08/25/42(5)	43,709	44,427
Federal National Mtg. Assoc., Pass-Through, Series 2004-T3 1A3 7.00% due 02/25/44(5)	22,250	22,642
Federal National Mtg. Assoc., Pass-Through, Series 2004-W12 1A3 7.00% due 07/25/44(5)	44,789	45,388
Federal National Mtg. Assoc., Pass-Through, Series 2002-26 A 1 7.00% due 01/25/48(5)	45,690	46,619
Federal National Mtg. Assoc. 7.50% due 07/01/08	1,270	1,272
Federal National Mtg. Assoc. 7.50% due 04/01/24	62,153	64,375
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(5)	24,422	25,064
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(5)	17,539	18,031
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/30(5)	3,814	3,915
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(5)	55,481	57,182
Federal National Mtg. Assoc., Pass-Through, Series 2002-33 A2 7.50% due 06/25/32(5)	57,462	58,462
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(5)	84,050	86,675
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(5)	17,615	18,110
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(5)	6,284	6,392
Federal National Mtg. Assoc., Pass-Through, Series 2001-T7 A1 7.50% due 02/25/41(5)	119,840	123,158
Federal National Mtg. Assoc., Pass-Through, Series 2001-T4 A1 7.50% due 07/25/41(5)	14,543	14,929
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)	188,625	193,759
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(5)	26,445	27,430
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(5)	223,523	228,891
Federal National Mtg. Assoc., Pass-Through, Series 2002-T4 A3 7.50% due 12/25/41(5)	85,016	87,317
Federal National Mtg. Assoc., Pass-Through, Series 2002-14 A2 7.50% due 01/25/42(5)	63,457	64,672
Federal National Mtg. Assoc., Pass-Through, Series 2002-W1 2A 7.50% due 02/25/42(5)	29,886	30,636
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(5)	28,244	29,111
Federal National Mtg. Assoc., Pass-Through, Series 2002-W4 A5 7.50% due 05/25/42(5)	128,228	131,492
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(5)	75,055	77,135
Federal National Mtg. Assoc., Pass-Through, Series 2002-T16 A3 7.50% due 07/25/42(5)	183,499	187,649
Federal National Mtg. Assoc., Pass-Through, Series 2003-W2 1A3 7.50% due 07/25/42(5)	27,628	28,478
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(5)	86,352	88,431
Federal National Mtg. Assoc., Pass-Through, Series 2003-W3 1A3 7.50% due 08/25/42(5)	62,160	63,580
Federal National Mtg. Assoc., Series 2003-W4 4A 7.50% due 10/25/42(5)	86,045	88,361
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(5)	32,985	33,768
Federal National Mtg. Assoc., Pass-Through, Series 2004-T3 1A4 7.50% due 02/25/44(5)	3,834	3,982
Federal National Mtg. Assoc., Pass-Through, Series 2004-W2 5A 7.50% due 03/25/44(5)	105,876	109,391
Federal National Mtg. Assoc., Pass-Through, Series 2004-W11 1A4 7.50% due 05/25/44(5)	65,527	67,480
Federal National Mtg. Assoc., Pass-Through, Series 2004-W8 3A 7.50% due 06/25/44(5)	107,589	111,047
Federal National Mtg. Assoc., Pass-Through, Series 2004-W12 1A4 7.50% due 07/25/44(5)	51,862	53,532
Federal National Mtg. Assoc., Pass-Through, Series 2004-W14 7.50% due 07/25/44(5)	11,300	11,629
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(5)	95,601	98,129
Federal National Mtg. Assoc., Pass-Through, Series 2005-W3 1A 7.50% due 03/25/45(5)	155,807	158,942
Federal National Mtg. Assoc. 7.66% due 06/25/36(3)(5)	98,101	92,776
Federal National Mtg. Assoc., Series 2005-37 SU 7.91% due 03/25/35(3)(5)	86,120	89,115
Federal National Mtg. Assoc. 8.00% due 04/01/25	21,404	22,603
Federal National Mtg. Assoc. 9.00% due 06/01/26	922	1,001
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(5)	12,903	13,541
Federal National Mtg. Assoc., Series 2002-T6 A3 9.50% due 10/25/41(5)	17,424	18,737

Federal National Mtg. Assoc., Pass-Through, Series 2002-T4 A4 9.50% due 12/25/41(5)	10,788	11,436
Federal National Mtg. Assoc., Pass-Through, Series 2002-T12 A4 9.50% due 05/25/42(5)	8,696	9,188
Federal National Mtg. Assoc., Series 2004-T3 PT1 9.70% due 01/25/44(1)(2)(5)	59,761	67,122
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.73% due 09/25/42(2)(5)	34,053	36,108
Government National Mtg. Assoc., Series 2005-60 SJ IO 0.51% due 02/20/34(3)(4)(5)	306,667	4,118
Government National Mtg. Assoc., Series 2005-28 SA IO 0.93% due 03/25/35(3)(4)(5)	455,311	9,535
Government National Mtg. Assoc., Series 2005-68 S IO 0.93% due 05/20/35(3)(4)(5)	370,068	9,610
Government National Mtg. Assoc., Series 2005-51 SJ IO 0.93% due 07/20/35(3)(4)(5)	187,974	4,934
Government National Mtg. Assoc., Series 2006-14 S IO 0.98% due 03/20/36(3)(4)(5)	115,162	3,116
Government National Mtg. Assoc., Series 2005-68 SI IO 1.03% due 09/20/35(3)(4)(5)	630,578	18,824
Government National Mtg. Assoc., Pass-Through, Series 2005-65 IO 1.08% due 08/20/35(3)(4)(5)	94,714	2,568
Government National Mtg. Assoc., Series 2005-84 SL 3.47% due 11/16/35(3)(5)	97,995	81,348
Government National Mtg. Assoc., Series 2005-7 JM 5.26% due 05/18/34(3)(5)	96,408	91,108
		14,909,333

UTILITIES — 0.2%

Electric Utilities — 0.2%
AEP Texas North Co., 5.50% due 03/01/13	10,000	9,644
AES Corp. 8.75% due 05/15/13*(9)	55,000	58,850
AES Corp. 9.00% due 05/15/15*(9)	55,000	59,125
Appalachian Power Co. 5.80% due 10/01/35	20,000	17,845
CenterPoint Energy Houston Electric LLC 5.75% due 01/15/14	20,000	19,548
Cleveland Electric Illuminating Co. 7.88% due 11/01/17	15,000	16,845
Consumers Energy Co. 5.38% due 04/15/13	30,000	28,790
Dayton Power & Light Co. 5.13% due 10/01/13(10)	20,000	19,108
Edison Mission Energy 7.50% due 06/15/13*(9)	20,000	19,600
Edison Mission Energy 7.75% due 06/15/16*(9)	15,000	14,738
Entergy Gulf States, Inc. 5.25% due 08/01/15	20,000	18,187
Florida Power Corp. 5.90% due 03/01/33	10,000	9,341
Kansas Gas & Electric Co. 5.65% due 03/29/21	10,000	9,432
Midamerican Energy Holdings Co. 6.13% due 04/01/36*(9)	55,000	51,413
Monongahela Power Co. 5.00% due 10/01/06	25,000	24,941
Nevada Power Co. 5.88% due 01/15/15	40,000	37,934
Northwestern Corp. 5.88% due 11/01/14	20,000	19,594
Oncor Electric Delivery Co. 7.00% due 09/01/22	10,000	10,363
Oncor Electric Delivery Co. 7.25% due 01/15/33	25,000	26,698
PPL Energy Supply LLC 5.70% due 10/15/15	10,000	9,482
Progress Energy, Inc. 5.63% due 01/15/16	15,000	14,335
Public Service Co. of Colorado 6.88% due 07/15/09	30,000	30,815
Public Service Co. of New Mexico 4.40% due 09/15/08	25,000	24,244
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	21,381
Southern California Edison Co. 5.00% due 01/15/14	5,000	4,724
Southern California Edison Co. 6.65% due 04/01/29	40,000	40,707
Teco Energy, Inc. 7.20% due 05/01/11	10,000	10,063
Transalta Corp. 5.75% due 12/15/13	10,000	9,637
Westar Energy, Inc. 5.10% due 07/15/20	25,000	22,257

Gas & Pipeline Utilities — 0.0%
Duke Energy Field Services LLP 5.38% due 10/15/15*(9)	10,000	9,391
Enbridge Energy Partners LP 5.35% due 12/15/14	15,000	14,059
National Fuel Gas Co. 5.25% due 03/01/13	10,000	9,577
Williams Cos., Inc. 7.63% due 07/15/19	50,000	50,750

Telephone — 0.0%
Bell Telephone Co. 8.35% due 12/15/30	20,000	21,893
New Jersey Bell Telephone Co. 8.00% due 06/01/22	25,000	26,875
Southwestern Bell Telephone Co. 7.00% due 11/15/27	30,000	29,686
		821,872

TOTAL BONDS & NOTES (cost $36,901,521)		35,031,014

Foreign Asset-Backed Securities — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
Granite Mtg. PLC, Series 2002-2 1C 6.33% due 01/20/43(3)(5)	30,000	30,311
Granite Mtg. PLC, Series 2003-3 1C 6.53% due 01/20/44(1)(3)(5)	30,000	30,489
Holmes Financing PLC, Series 8-2C 5.79% due 07/15/40(1)(3)(5)	20,000	20,036
Permanent Financing PLC, Series 3 3C 6.45% due 06/10/42(1)(3)(5)	50,000	50,596
Permanent Financing PLC, Series 4 3C 6.10% due 06/10/42(1)(3)(5)	60,000	60,648
Permanent Financing PLC, Series 5 2C 5.95% due 06/10/42(1)(3)(5)	62,000	62,217
Permanent Financing PLC, Series 8 2C 5.70% due 06/10/42(1)(3)(5)	75,000	74,972
Pillar Funding PLC, Series 2004-1A C1 6.33% due 06/15/11*(1)(3)(9)	101,000	102,229
Pure Mortgages, Series 2004-1A E 6.46% due 02/28/34*(1)(3)(9)	50,000	50,013
TOTAL FOREIGN ASSET-BACKED SECURITIES (cost $480,447)		481,511

Foreign Bonds & Notes — 0.2%

FINANCE — 0.1%

Banks - 0.0%
Barclays Bank 6.28% due 12/15/34 (1)	40,000	34,720
Royal Bank of Scotland Group PLC 7.65% due 09/30/31(12)	70,000	75,336

Financial Services - 0.1%
Bosphorus Financial Services, Ltd. 6.97% due 02/15/12*(3)(9)	100,000	100,387
		210,443

INDUSTRIAL & COMMERCIAL — 0.1%

Business Services - 0.1%
Stone Container Finance Co. 7.38% due 07/15/14	115,000	101,775

Electric Products - 0.0%
Legrande S.A. 8.50% due 02/15/25	30,000	34,275

Multi-Industry - 0.0%
Tyco International Group SA 6.75% due 02/15/11	20,000	20,635
		156,685
INFORMATION & ENTERTAINMENT — 0.0%

Braodcasting & Media - 0.0%
CanWest Media, Inc. 8.00% due 09/15/12	70,000	69,300

INFORMATION TECHNOLOGY — 0.0%

Telecommunications - 0.0%
France Telecom SA 8.75% due 03/01/31	25,000	30,082
Telecom Italia Capital SA 4.00% due 01/15/10	30,000	28,073
Telecom Italia Capital SA 5.25% due 11/15/13	30,000	27,734
Telecom Italia Capital SA 6.38% due 11/15/33	10,000	9,042
Telefonica Europe BV 8.25% due 09/15/30	15,000	16,941
		111,872
MATERIALS — 0.0%

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11	15,000	16,158

Forest Products - 0.0%
Abitibi-Consolidated, Inc. 7.75% due 06/15/11	10,000	9,175
Abitibi-Consolidated, Inc. 8.85% due 08/01/30	10,000	8,450
		17,625
Metals & Minerals - 0.0%
Novelis, Inc. 7.75% due 12/15/15*(9)	110,000	105,600
Teck Cominco, Ltd. 5.38% due 10/01/15	5,000	4,657
Teck Cominco, Ltd. 6.13% due 10/01/35	20,000	17,902
		128,159

TOTAL FOREIGN BONDS & NOTES (cost $745,572)		710,242

Equity Certificates—0.2%

FINANCE—0.2%

Financial Services—0.2%
UBS AG- Lite-On Technology Corp.*(1)(9)	73,722	109,198
UBS AG- Siliconware Precision Industries Co.*(1)(9)	101,276	124,515
UBS AG- Taiwan Semiconductor Manufacturing Co., Ltd.*(1)(9)	152,356	274,855
UBS AG- United Microelectronics Corp.*(1)(9)	602,631	361,146

TOTAL EQUITY CERTIFICATES (cost $932,184)		869,714

Exchange Traded Funds — 2.6%

FINANCE — 2.6%

Financial Services — 2.6%
iShares MSCI EAFE Index Fund		13,300	869,687
iShares MSCI Pacific ex-Japan Index Fund		63,700	6,835,010
iShares Russell 2000 Index Fund		7,200	517,680
iShares Russell 2000 Value Index Fund		2,700	195,399
Midcap SPDR Trust Series 1		600	83,502
SPDR Trust Series 1		9,600	1,221,888
TOTAL EXCHANGE TRADED FUNDS (cost $8,753,135)			9,723,166
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $335,075,191)			362,629,359

Repurchase Agreement — 4.2%

Agreement with Bank of America NA, bearing interest at 5.17%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $15,957,872 and collateralized by $16,190,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 10/30/07 and having an approximate value of $16,122,002 (cost $15,951,000)		15,951,000	15,951,000

TOTAL INVESTMENTS —
(cost $351,026,191)	100.3%		378,580,359
Liabilities in excess of other assets—	(0.3)		(1,244,717)

NET ASSETS—	100.0%		$377,335,642

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $19,305,477 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 1.
(2)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(3)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.
(4)	Interest only security
(5)	Collateralized Mortgage Obligation
(6)	Variable rate security-the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(7)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Illiquid security
(10)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Principal only security
(12)	Perpetual maturity date. The maturity date shown represents the call date.
(13)	Consists of more than one class of securities traded together as a unit.
(14)	Credit linked to underlying securities.
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2006	(Depreciation)
3 Short	90 Day Euro Dollar	September 2006	707,429	708,150	(721)
5 Short	90 Day Euro Dollar	March 2007	1,189,958	1,180,500	9,458
44 Short	Australia 10YR Bond	September 2006	3,991,859	4,148,811	(156,952)
3 Long	Canada 10YR Bond	September 2006	301,287	296,201	(5,086)
13 Short	Dow Jones Euro Stoxx 50	September 2006	567,836	608,238	(40,402)
32 Short	Dow Jones Euro Stoxx 50	September 2006	1,397,749	1,497,201	(99,452)
7 Long	Euro-BOBL	September 2006	979,404	976,518	(2,886)
24 Long	Euro-Bund	September 2006	3,554,343	3,538,617	(15,726)
30 Short	Euro-Bund	September 2006	4,448,501	4,423,272	25,229
11 Short	Financial Times Stock Exch. 100 Index	September 2006	1,123,898	1,184,426	(60,528)
21 Short	Financial Times Stock Exch. 100 Index	September 2006	2,145,914	2,261,483	(115,569)
44 Long	Hang Seng Stock Index	July 2006	4,496,469	4,622,081	125,612
3 Long	Japan 10YR Bond	September 2006	3,447,441	3,450,400	2,959
26 Short	Japan 10YR Bond	September 2006	2,989,347	2,990,346	(999)
4 Long	LIFFE Long Gilt	September 2006	814,302	804,902	(9,400)
19 Long	LIFFE Long Gilt	September 2006	3,867,569	3,823,283	(44,286)
173 Long	OMXS30 Index	July 2006	2,216,882	2,296,986	80,104
80 Short	Russell Mini	September 2006	5,795,037	5,852,000	(56,963)
814 Short	Russell Mini	September 2006	58,963,299	59,544,100	(580,801)
1 Long	S&P 500 EMINI	September 2006	63,829	63,970	141
731 Long	S&P 500 EMINI	September 2006	46,569,789	46,762,070	192,281
65 Short	S&P 500 EMINI	September 2006	4,115,832	4,158,050	(42,218)
55 Long	S&P MidCap 400	September 2006	4,211,185	4,243,800	32,615
1 Long	Topix Index	September 2006	140,588	139,010	(1,578)
4 Short	Topix Index	September 2006	542,356	538,812	3,544
8 Short	Topix Index	September 2006	1,119,393	1,112,078	7,315
14 Long	US Treasury 10YR Note	September 2006	1,474,984	1,468,031	(6,953)
39 Long	US Treasury 10YR Note	September 2006	4,107,238	4,089,516	(17,722)
77 Long	US Treasury 10YR Note	September 2006	8,109,228	8,074,172	(35,056)
10 Short	US Treasury 10YR Note	September 2006	1,052,627	1,048,594	4,033
63 Short	US Treasury 2YR Note	September 2006	12,822,571	12,775,219	47,352
78 Long	US Treasury 5YR Note	September 2006	8,106,121	8,065,688	(40,433)
54 Short	US Treasury 5YR Note	September 2006	5,615,387	5,583,938	31,449
20 Long	US Treasury Long Bond	September 2006	2,133,243	2,133,125	(118)
17 Short	US Treasury Long Bond	September 2006	1,810,847	1,813,156	(2,309)
					$774,066

Interest Rate Swap

	Notional Amount	Termination Date	Unrealized Appreciation

Agreement with Lehman Brothers Special Financing dated February 8, 2006 to receive semi-annually 5.07% and pay quarterly the three month USD-Libor	$5,500,000	02/10/16	$263,944

Total Return Swaps

	Shares	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)

Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on the MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR Plus 4.00% (1)	1,909	$517,398	02/01/07	$(74,861)

Agreement with Deutsche Bank dated June 14, 2006 to receive quarterly the total return on EEM Equity Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR Plus 3.00% (1)	81,300	6,764,160	06/14/07	869,910

				$795,049

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	USD	16,450,502	AUD	22,557,900	07/19/06	307,667.55
	USD	13,462,571	CAD	15,168,100	09/20/06	133,027.28
*	USD	13,895,555	EUR	10,940,700	09/20/06	174,717.77
*	USD	13,999,652	GBP	7,580,900	09/20/06	45,318.26
*	USD	1,889,392	JPY	216,882,100	08/16/06	18,685.31
*	USD	926,748	NOK	5,812,100	09/20/06	12,239.85
*	USD	1,871,023	SEK	13,635,500	09/20/06	36,711.09
*	AUD	21,400,900	USD	16,300,207	07/19/06	401,568.32
*	CAD	9,971,000	USD	9,018,005	07/19/06	80,715.46
*	CHF	3,872,600	USD	3,249,139	09/20/06	53,004.07
*	EUR	18,792,900	USD	24,464,798	09/20/06	296,213.76
*	GBP	8,637,100	USD	16,125,509	09/20/06	123,740.21
*	JPY	3,195,504,800	USD	28,536,193	08/16/06	422,905.06
*	NOK	9,025,100	USD	1,515,316	09/20/06	57,244.29
	NZD	1,576,300	USD	1,002,275	07/19/06	42,907.39
*	SEK	16,909,000	USD	2,371,429	09/20/06	5,701.17
	SGD	450,800	USD	288,789	08/16/06	3,363.96
						2,215,731

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	USD	5,484,929	AUD	7,211,800	07/19/06	(127,313)
*	USD	9,564,077	CAD	10,609,300	07/19/06	(54,660)
*	USD	2,890,725	EUR	2,234,500	09/20/06	(17,049)
*	USD	15,256,247	GBP	8,166,500	09/20/06	(126,349)
	USD	1,036,333	HKD	8,020,700	08/16/06	(2,140)
*	USD	24,684,733	JPY	2,725,593,800	08/16/06	(705,610)
*	USD	5,026,944	NOK	29,940,100	09/20/06	(189,899)
*	USD	1,052,719	SEK	7,506,200	09/20/06	(2,531)
*	AUD	10,377,400	USD	7,530,610	07/19/06	(178,717)
*	CAD	4,414,100	USD	3,913,306	07/19/06	(43,177)
*	CHF	1,155,000	USD	945,064	09/20/06	(8,181)
*	EUR	14,766,100	USD	18,706,791	09/20/06	(283,133)
*	GBP	7,617,900	USD	14,022,555	09/20/06	(90,964)
*	JPY	1,716,149,600	USD	15,011,511	08/16/06	(86,763)
*	NOK	17,498,600	USD	2,799,522	09/20/06	(27,506)
*	SEK	6,828,700	USD	938,227	09/20/06	(17,172)
						(1,961,164)

	Net Unrealized Appreciation (Depreciation)					$254,567

*  Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

HKD - Hong Kong

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/Principal Amount	Value (Note 1)

Common Stock — 98.6%

CONSUMER DISCRETIONARY — 9.8%

Apparel & Textiles — 0.9%
NIKE, Inc.	32,400	$2,624,400

Housing & Household Durables — 0.7%
Lennar Corp., Class A	51,200	2,271,744

Retail — 8.2%
Best Buy Co., Inc.	18,650	1,022,766
Home Depot, Inc.	101,300	3,625,527
Kohl’s Corp.†	89,700	5,303,064
Petsmart, Inc.	96,000	2,457,600
Target Corp.	48,300	2,360,421
Wal-Mart de Mexico SA de CV ADR	32,600	907,910
Wal-Mart Stores, Inc.	131,200	6,319,904
Walgreen Co.	58,100	2,605,204
		29,498,540

CONSUMER STAPLES — 2.8%

Food, Beverage & Tobacco — 1.3%
PepsiCo, Inc.	49,100	2,947,964
Sysco Corp.	37,000	1,130,720

Household & Personal Products — 1.5%
Procter & Gamble Co.	54,692	3,040,875
Reckitt Benckiser PLC	37,400	1,397,035
		8,516,594

ENERGY — 6.3%

Energy Services — 3.2%
Baker Hughes, Inc.	45,800	3,748,730
Schlumberger, Ltd.	91,300	5,944,543

Energy Sources — 3.1%
Exxon Mobil Corp.	53,134	3,259,771
Murphy Oil Corp.	37,000	2,066,820
Total SA	59,200	3,895,783
		18,915,647

FINANCE — 18.7%

Banks — 6.3%
Anglo Irish Bank Corp. PLC	172,600	2,682,284
Erste Bank der oesterreichischen Sparkassen AG†	40,600	2,284,896
Northern Trust Corp.	42,800	2,366,840
State Street Corp.	52,100	3,026,489
UBS AG	59,200	6,488,732
UniCredito Italiano SpA	260,800	2,041,487

Financial Services — 10.8%
American Express Co.	94,100	5,008,002
Charles Schwab Corp.	138,600	2,214,828
Citigroup, Inc.	111,435	5,375,625
Countrywide Financial Corp.	60,700	2,311,456
E*TRADE Financial Corp.†	77,500	1,768,550
Franklin Resources, Inc.	19,800	1,718,838
Goldman Sachs Group, Inc.	14,900	2,241,407

Housing Development Finance Corp., Ltd.	20,300	500,004
Legg Mason, Inc.	28,300	2,816,416
Merrill Lynch & Co., Inc.	41,000	2,851,960
SLM Corp.	91,000	4,815,720
TD Ameritrade Holding Corp.	69,800	1,033,738

Insurance — 1.6%
Hartford Financial Services Group, Inc.	23,500	1,988,100
Marsh & McLennan Cos., Inc.	31,300	841,657
Prudential Financial, Inc.	24,700	1,919,190
		56,296,219

HEALTHCARE — 17.6%

Drugs — 8.6%
Amgen, Inc.†	68,200	4,448,686
Caremark Rx, Inc.	111,500	5,560,505
Genentech, Inc.†	35,200	2,879,360
Gilead Sciences, Inc.†	40,700	2,407,812
Novartis AG	61,500	3,330,171
Pfizer, Inc.	54,860	1,287,564
Roche Holdings AG	16,200	2,678,025
Sepracor, Inc.†	29,600	1,691,344
Wyeth	35,400	1,572,114

Health Services — 5.6%
Humana, Inc.†	58,300	3,130,710
Medco Health Solutions, Inc.†	34,800	1,993,344
Quest Diagnostics, Inc.	38,600	2,312,912
UnitedHealth Group, Inc.	147,000	6,582,660
Wellpoint, Inc.†	41,400	3,012,678

Medical Products — 3.4%
Alcon, Inc.	5,100	502,605
Johnson & Johnson	21,900	1,312,248
Medtronic, Inc.	74,400	3,490,848
St. Jude Medical, Inc.†	43,100	1,397,302
Stryker Corp.	33,200	1,398,052
Zimmer Holdings, Inc.†	38,900	2,206,408
		53,195,348

INDUSTRIAL & COMMERCIAL — 10.8%

Aerospace & Military Technology — 0.5%
General Dynamics Corp.	22,700	1,485,942

Business Services — 4.2%
Accenture, Ltd., Class A	172,300	4,879,536
Automatic Data Processing, Inc.	84,100	3,813,935
First Data Corp.	43,100	1,941,224
Monsanto Co.	24,500	2,062,655

Machinery — 0.5%
Deere & Co.	17,100	1,427,679

Multi-Industry — 5.6%
Danaher Corp.	84,000	5,402,880
General Electric Co.	347,700	11,460,192
		32,474,043

INFORMATION & ENTERTAINMENT — 6.9%

Broadcasting & Media — 2.0%
Grupo Televisa SA ADR	81,200	1,567,972
Time Warner, Inc.	31,400	543,220
Univision Communications, Inc., Class A†	36,800	1,232,800

Viacom, Inc., Class B†	72,900	2,612,736

Entertainment Products — 2.3%
Harman International Industries, Inc.	24,800	2,117,176
International Game Technology	33,500	1,270,990
Liberty Media Holding Corp., Series A†	20,094	1,683,274
Liberty Media Holding Corp.†	103,973	1,794,574

Leisure & Tourism — 2.6%
Carnival Corp.(1)	65,600	2,738,144
MGM Mirage, Inc.†	25,700	1,048,560
Southwest Airlines Co.	127,500	2,087,175
Wynn Resorts, Ltd.†	28,400	2,081,720
		20,778,341

INFORMATION TECHNOLOGY — 24.0%

Communication Equipment — 1.2%
Marvell Technology Group, Ltd.†	64,100	2,841,553
QUALCOMM, Inc.	20,100	805,407

Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	28,300	1,460,563

Computer Software — 4.4%
Adobe Systems, Inc.†	50,600	1,536,216
Infosys Technologies, Ltd.	15,800	1,057,011
Intuit, Inc.†	33,700	2,035,143
Microsoft Corp.	270,300	6,297,990
Oracle Corp.†	166,400	2,411,136

Computers & Business Equipment — 1.9%
Apple Computer, Inc.†	25,800	1,473,696
Dell, Inc.†	72,800	1,777,048
EMC Corp.†	215,600	2,365,132

Electronics — 5.1%
Analog Devices, Inc.	67,000	2,153,380
Applied Materials, Inc.	109,000	1,774,520
Garmin, Ltd.	13,900	1,465,616
Intel Corp.	93,800	1,777,510
Maxim Integrated Products, Inc.	103,900	3,336,229
Samsung Electronics Co., Ltd.	2,397	1,523,469
Texas Instruments, Inc.	40,800	1,235,832
Xilinx, Inc.	90,600	2,052,090

Internet Content — 3.4%
Amazon.com, Inc.†	38,500	1,489,180
eBay, Inc.†	47,500	1,391,275
Google, Inc., Class A†	7,900	3,312,707
Yahoo!, Inc.†	120,500	3,976,500

Telecommunications — 7.5%
Amdocs, Ltd.†	62,100	2,272,860
America Movil SA de CV ADR	93,700	3,116,462
Cisco Systems, Inc.†	124,300	2,427,579
Corning, Inc.†	110,000	2,660,900
EchoStar Communications Corp., Class A†	22,100	680,901
Juniper Networks, Inc.†	106,700	1,706,133
Nokia Oyj	137,600	2,808,918
Rogers Communications, Inc., Class B	52,000	2,100,800
Telefonaktiebolaget LM Ericsson, Class B	858,900	2,840,424
TELUS Corp. (New York)	35,900	1,449,642
TELUS Corp. (Toronto)	15,000	618,516
		72,232,338

MATERIALS — 1.1%

Metals & Minerals — 1.1%
BHP Billiton, Ltd.		160,500	3,458,759

UTILITIES — 0.6%

Telephone — 0.6%
Bharti Airtel, Ltd.†		242,200	1,947,227

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $263,472,319)			297,313,056

Short-Term Investment Securities — 2.0%

REGISTERED INVESTMENT COMPANY — 2.0%
T. Rowe Price Reserve Investment Fund (cost $5,833,191)		5,833,191	5,833,191

TOTAL INVESTMENTS —
(cost $269,305,510)@	100.6%		303,146,247
Liabilities in excess of other assets—	(0.6)		(1,680,765)

NET ASSETS—	100.0%		$301,465,482

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	Consists of more than one class of securities traded together as a unit
ADR	- American Depository Receipt

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

LARGE CAP GROWTH

PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)

Common Stock — 92.4%

CONSUMER DISCRETIONARY — 10.4%

Apparel & Textiles — 0.7%
Cintas Corp.	1,500	$59,640
Coach, Inc.†	28,535	853,197
Gap, Inc.	3,650	63,510
Liz Claiborne, Inc.	1,140	42,248
NIKE, Inc.	4,565	369,765

Automotive — 0.4%
Advanced Auto Parts, Inc.	19,032	550,025
AutoZone, Inc.†	590	52,038
Goodyear Tire & Rubber Co.†	1,930	21,423
Harley-Davidson, Inc.	2,920	160,279

Housing & Household Durables — 0.2%
Black & Decker Corp.	830	70,102
Centex Corp.	1,310	65,893
D.R. Horton, Inc.	2,950	70,269
KB HOME	450	20,632
Lennar Corp., Class A	1,510	66,999
Sherwin-Williams Co.	540	25,639

Retail — 9.1%
Avon Products, Inc.	3,140	97,340
Bed Bath & Beyond, Inc.†	3,060	101,500
Best Buy Co., Inc.	4,375	239,925
Dollar General Corp.	2,210	30,896
Family Dollar Stores, Inc.	970	23,697
Federated Department Stores, Inc.	60,540	2,215,764
Fortune Brands, Inc.	18,280	1,298,063
Home Depot, Inc.	22,470	804,201
J.C. Penney Co., Inc.	14,465	976,532
Kohl’s Corp.†	3,700	218,744
Lowe’s Cos., Inc.	79,065	4,796,874
Office Depot, Inc.†	1,840	69,920
RadioShack Corp.	1,480	20,720
Sears Holdings Corp.†	1,050	162,582
Staples, Inc.	4,745	115,398
Target Corp.	37,830	1,848,752
Tiffany & Co.	1,530	50,521
TJX Cos., Inc.	4,960	113,386
W.W. Grainger, Inc.	7,310	549,931
Wal-Mart Stores, Inc.	60,600	2,919,102
Walgreen Co.	10,980	492,343
		19,637,850
CONSUMER STAPLES — 6.4%

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.	14,070	1,033,160
Anheuser-Busch Cos., Inc.	8,400	382,956
Brown-Forman Corp., Class B	580	41,441
Campbell Soup Co.	2,020	74,962
Coca-Cola Co.	24,280	1,044,526
Dean Foods Co.†	770	28,636
General Mills, Inc.	3,870	199,924
H.J. Heinz Co.	1,610	66,364

Hershey Foods Corp.	15,080	830,456
Kellogg Co.	2,660	128,824
Kroger Co.†	4,250	92,905
McCormick & Co., Inc.	1,450	48,648
Pepsi Bottling Group, Inc.	870	27,971
PepsiCo, Inc.	44,910	2,696,396
Sara Lee Corp.	4,300	68,886
Sysco Corp.	6,720	205,363
UST, Inc.	1,760	79,534
Whole Foods Market, Inc.	21,420	1,384,589
Wm. Wrigley Jr. Co.	2,417	109,635

Household & Personal Products — 1.9%
Alberto-Culver Co., Class B	530	25,822
Clorox Co.	1,650	100,600
Colgate-Palmolive Co.	5,590	334,841
Estee Lauder Cos., Inc., Class A	910	35,190
Kimberly-Clark Corp.	2,700	166,590
Procter & Gamble Co.	50,796	2,824,257
		12,032,476

EDUCATION — 0.0%

Education — 0.0%
Apollo Group, Inc., Class A†	1,520	78,539

ENERGY — 12.3%

Energy Services — 7.6%
Baker Hughes, Inc.	30,960	2,534,076
BJ Services Co.	31,760	1,183,378
Canadian Natural Resources, Ltd.	27,690	1,533,472
CONSOL Energy, Inc.	920	42,982
Halliburton Co.	1,960	145,452
Hess Corp.*	14,985	791,957
Nabors Industries, Ltd.†	3,370	113,872
Noble Corp.	980	72,932
Rowan Cos., Inc.	580	20,642
Schlumberger, Ltd.	31,590	2,056,825
Suncor Energy, Inc.	52,260	4,233,583
Valero Energy Corp.	20,805	1,383,949
Weatherford International, Ltd.†	2,170	107,675

Energy Sources — 4.7%
Anadarko Petroleum Corp.	4,980	237,496
Apache Corp.	3,590	245,018
Chesapeake Energy Corp.	47,530	1,437,782
Chevron Corp.	13,730	852,084
ConocoPhillips	7,770	509,168
Devon Energy Corp.	4,780	288,760
EOG Resources, Inc.	11,395	790,129
Exxon Mobil Corp.	42,090	2,582,221
Kerr-McGee Corp.	1,240	85,994
Murphy Oil Corp.	910	50,833
National-Oilwell Varco, Inc.†	1,150	72,818
Occidental Petroleum Corp.	10,055	1,031,140
Quicksilver Resources, Inc.†	11,600	426,996
Transocean, Inc.†	1,380	110,842
XTO Energy, Inc.	3,953	174,999
		23,117,075
FINANCE — 14.6%

Banks — 2.6%
Bank of America Corp.	11,410	548,821

Commerce Bancorp, Inc.	45,870	1,636,183
Fifth Third Bancorp	3,210	118,610
Golden West Financial Corp.	2,790	207,018
M&T Bank Corp.	430	50,706
Marshall & Ilsley Corp.	1,160	53,058
Northern Trust Corp.	950	52,535
State Street Corp.	2,060	119,665
Synovus Financial Corp.	1,790	47,936
Wells Fargo & Co.	31,480	2,111,678
Zions Bancorp	500	38,970

Financial Services — 10.9%
American Express Co.	72,785	3,873,618
Ameriprise Financial, Inc.	5,230	233,624
Capital One Financial Corp.	3,290	281,131
Charles Schwab Corp.	60,380	964,872
Chicago Merchantile Exchange Holdings, Inc.	1,420	697,433
Countrywide Financial Corp.	6,600	251,328
E*TRADE Financial Corp.†	2,820	64,352
Equifax, Inc.	1,400	48,076
Fannie Mae	19,090	918,229
Federated Investors, Inc., Class B	920	28,980
Franklin Resources, Inc.	8,900	772,609
Freddie Mac	58,170	3,316,272
Goldman Sachs Group, Inc.	11,015	1,656,987
H&R Block, Inc.	3,570	85,180
Janus Capital Group, Inc.	2,310	41,349
KKR Private Equity Investors LP	95,199	2,084,858
Legg Mason, Inc.	7,970	793,174
Lehman Brothers Holdings, Inc.	2,210	143,982
Mellon Financial Corp.	1,760	60,597
Merrill Lynch & Co., Inc.	7,670	533,525
Moody’s Corp.	47,070	2,563,432
Morgan Stanley	11,490	726,283
SLM Corp.	4,460	236,023
T. Rowe Price Group, Inc.	1,680	63,521

Insurance — 1.1%
Aetna, Inc.	2,400	95,832
AFLAC, Inc.	3,470	160,834
Ambac Financial Group, Inc.	1,150	93,265
American International Group, Inc.#	16,370	966,648
CIGNA Corp.	670	66,002
Cincinnati Financial Corp.	820	38,548
Marsh & McLennan Cos., Inc.	3,340	89,813
MBIA, Inc.	710	41,571
MGIC Investment Corp.	960	62,400
Progressive Corp.	8,500	218,535
Prudential Financial, Inc.	2,840	220,668
Torchmark Corp.	570	34,610
		27,513,341

HEALTHCARE — 16.3%

Drugs — 10.1%
Abbott Laboratories	10,280	448,311
Allergan, Inc.	1,650	176,979
Amgen, Inc.†	37,320	2,434,383
Barr Pharmaceuticals, Inc.†	1,150	54,843
Bristol-Myers Squibb Co.	8,970	231,964
Caremark Rx, Inc.	20,700	1,032,309
Eli Lilly & Co.	12,280	678,716
Forest Laboratories, Inc.†	3,540	136,963
Genentech, Inc.†	31,700	2,593,060
Genzyme Corp.†	1,720	105,006
Gilead Sciences, Inc.†	44,700	2,644,452
Hospira, Inc.†	1,690	72,569

Invitrogen Corp.†	10,883	719,040
King Pharmaceuticals, Inc.†	2,630	44,710
Merck & Co., Inc.	10,670	388,708
Mylan Laboratories, Inc.	2,290	45,800
Omnicare, Inc.	10,050	476,571
Pfizer, Inc.	108,165	2,538,632
Roche Holdings AG	6,651	1,099,478
Schering-Plough Corp.	52,090	991,273
Teva Pharmaceutical Industries, Ltd. ADR	27,915	881,835
Watson Pharmaceuticals, Inc.†	1,110	25,841
Wyeth	26,780	1,189,300

Health Services — 1.4%
Coventry Health Care, Inc.†	1,745	95,870
Express Scripts, Inc.†	1,590	114,067
HCA, Inc.	2,360	101,834
Health Management Associates, Inc., Class A	2,620	51,640
Humana, Inc.†	1,790	96,123
IMS Health, Inc.	2,180	58,533
Laboratory Corp. of America Holdings†	1,360	84,633
Manor Care, Inc.	860	40,351
Medco Health Solutions, Inc.†	11,280	646,119
Patterson Cos., Inc.†	1,510	52,744
Quest Diagnostics, Inc.	1,770	106,058
UnitedHealth Group, Inc.	26,875	1,203,463

Medical Products — 4.8%
Alcon, Inc.†	7,500	739,125
AmerisourceBergen Corp.	2,280	95,578
Bausch & Lomb, Inc.	270	13,241
Baxter International, Inc.	4,620	169,831
Becton Dickinson & Co.	2,680	163,828
Biogen Idec, Inc.†	1,680	77,834
Biomet, Inc.	2,680	83,857
Boston Scientific Corp.†	13,210	222,456
C.R. Bard, Inc.	1,130	82,784
Cardinal Health, Inc.	4,540	292,058
Johnson & Johnson	32,190	1,928,825
MedImmune, Inc.†	32,530	881,563
Medtronic, Inc.	38,810	1,820,965
St. Jude Medical, Inc.†	22,640	733,989
Stryker Corp.	23,760	1,000,534
Zimmer Holdings, Inc.†	11,150	632,428
		30,601,074

INDUSTRIAL & COMMERCIAL — 5.6%

Aerospace & Military Technology — 1.4%
Boeing Co.	3,390	277,675
General Dynamics Corp.	4,380	286,715
Rockwell Automation, Inc.	11,340	816,593
Rockwell Collins, Inc.	1,870	104,477
United Technologies Corp.	17,600	1,116,192

Business Services — 2.4%
Applera Corp. - Applied Biosystems Group	1,250	40,438
Automatic Data Processing, Inc.	4,020	182,307
Cendant Corp.	53,810	876,565
Convergys Corp.†	640	12,480
First Data Corp.	51,980	2,341,179
Interpublic Group Cos., Inc.†	1,712	14,295
Monsanto Co.	8,065	678,992
Monster Worldwide, Inc.†	540	23,036
Pall Corp.	700	19,600
Paychex, Inc.	3,630	141,498
Robert Half International, Inc.	990	41,580

Waste Management, Inc.	3,090	110,869

Electrical Equipment — 0.0%
American Power Conversion Corp.	930	18,126
Jabil Circuit, Inc.	1,930	49,408

Machinery — 0.1%
Illinois Tool Works, Inc.	2,170	103,075

Multi-Industry — 1.3%
3M Co.	4,910	396,581
American Standard Cos., Inc.	1,140	49,328
Danaher Corp.	2,570	165,302
General Electric Co.	54,260	1,788,409
ITT Industries, Inc.	2,020	99,990

Transportation — 0.4%
FedEx Corp.	1,520	177,627
United Parcel Service, Inc.	7,660	630,648
		10,562,985

INFORMATION & ENTERTAINMENT — 6.2%

Broadcasting & Media — 3.3%
CBS Corp., Class B	3,780	102,249
Clear Channel Communications, Inc.	5,470	169,296
Dow Jones & Co., Inc.	650	22,757
E.W. Scripps Co., Class A	530	22,864
Gannett Co., Inc.	1,500	83,895
Lamar Advertising Co., Class A†	18,230	981,868
McGraw-Hill Cos., Inc.	43,190	2,169,434
Meredith Corp.	260	12,880
New York Times Co., Class A	980	24,049
Omnicom Group, Inc.	1,850	164,817
Time Warner, Inc.	25,140	434,922
Univision Communications, Inc., Class A†	21,670	725,945
Viacom, Inc., Class B†	19,568	701,317
XM Satellite Radio Holdings, Inc., Class A†	40,410	592,006

Entertainment Products — 0.4%
Harman International Industries, Inc.	6,610	564,296
International Game Technology	3,680	139,619

Leisure & Tourism — 2.5%
Carnival Corp.(1)	2,920	121,881
Darden Restaurants, Inc.	1,410	55,554
Harrah’s Entertainment, Inc.	36,450	2,594,511
Hilton Hotels Corp.	1,700	48,076
Marriott International, Inc., Class A	22,500	857,700
McDonald’s Corp.	7,180	241,248
Southwest Airlines Co.	3,380	55,331
Starbucks Corp.†	8,340	314,918
Starwood Hotels & Resorts Worldwide, Inc.(1)	2,360	142,402
Wendy’s International, Inc.	1,270	74,028
Yum! Brands, Inc.	2,950	148,297
		11,566,160

INFORMATION TECHNOLOGY — 19.9%

Communication Equipment — 1.1%
Network Appliance, Inc.†	4,060	143,318
QUALCOMM, Inc.	50,560	2,025,939

Computer Services — 1.0%
Affiliated Computer Services, Inc., Class A†	1,290	66,577
Autodesk, Inc.†	2,510	86,495

Cognizant Technology Solutions Corp., Class A†	7,200	485,064
Sun Microsystems, Inc.†	231,160	959,314
Symantec Corp.†	11,250	174,825
VeriSign, Inc.†	2,660	61,632

Computer Software — 5.0%
Adobe Systems, Inc.†	6,500	197,340
BMC Software, Inc.†	860	20,554
CA, Inc.	1,790	36,784
Citrix Systems, Inc.†	1,980	79,477
Compuware Corp.†	1,440	9,648
Electronic Arts, Inc.†	80,365	3,458,910
Fiserv, Inc.†	1,920	87,091
Intuit, Inc.†	1,850	111,721
Microsoft Corp.	202,780	4,724,774
Oracle Corp.†	42,330	613,362
Parametric Technology Corp.†	412	5,237

Computers & Business Equipment — 4.3%
Apple Computer, Inc.†	80,770	4,613,582
Dell, Inc.†	24,690	602,683
EMC Corp.†	74,050	812,328
International Business Machines Corp.	16,850	1,294,417
Lexmark International, Inc., Class A†	1,140	63,646
Millipore Corp.†	580	36,534
NCR Corp.†	740	27,114
Pitney Bowes, Inc.	1,450	59,885
Research In Motion, Ltd.†	6,280	438,156
SanDisk Corp.†	2,120	108,078

Electronics — 2.2%
Agilent Technologies, Inc.†	1,630	51,443
Altera Corp.†	2,430	42,646
Analog Devices, Inc.	2,520	80,993
Applied Materials, Inc.	8,160	132,845
Broadcom Corp., Class A†	4,975	149,499
Fisher Scientific International, Inc.†	6,550	478,477
Freescale Semiconductor, Inc., Class B†	1,810	53,214
Intel Corp.	53,690	1,017,425
KLA-Tencor Corp.	1,200	49,884
L-3 Communications Holdings, Inc.	1,330	100,309
Linear Technology Corp.	41,740	1,397,873
LSI Logic Corp.†	1,430	12,798
Maxim Integrated Products, Inc.	3,480	111,743
Molex, Inc.	620	20,813
National Semiconductor Corp.	1,660	39,591
Novellus Systems, Inc.†	590	14,573
NVIDIA Corp.†	3,830	81,541
PMC-Sierra, Inc.†	930	8,742
QLogic Corp.†	1,750	30,170
Tektronix, Inc.	340	10,003
Texas Instruments, Inc.	8,460	256,253
Thermo Electron Corp.†	650	23,556
Waters Corp.†	1,130	50,172
Xilinx, Inc.	2,060	46,659

Internet Content — 2.9%
Amazon.com, Inc.†	3,360	129,965
eBay, Inc.†	12,570	368,175
Google, Inc., Class A†	6,890	2,889,184
Yahoo!, Inc.†	64,220	2,119,260

Telecommunications — 3.4%
ADC Telecommunications, Inc.†	460	7,756
ALLTEL Corp.	1,870	119,362
American Tower Corp., Class A†	49,160	1,529,859

Ciena Corp.†	1,990	9,572
Cisco Systems, Inc.†	148,560	2,901,377
Comverse Technology, Inc.†	970	19,177
Corning, Inc.†	6,600	159,654
Crown Castle International Corp.†	13,080	451,783
JDS Uniphase Corp.†	6,590	16,673
Juniper Networks, Inc.†	3,500	55,965
Level 3 Communications, Inc.†	63,260	280,874
Lucent Technologies, Inc.†	16,560	40,075
Motorola, Inc.	23,530	474,130
NeuStar, Inc., Class A†	8,380	282,825
		37,521,373

MATERIALS — 0.7%

Chemicals — 0.5%
Ecolab, Inc.	1,990	80,754
International Flavors & Fragrances, Inc.	550	19,382
Praxair, Inc.	1,900	102,600
Sigma-Aldrich Corp.	730	53,027
Syngenta AG†	4,766	633,492

Forest Products — 0.0%
Pactiv Corp.†	850	21,038
Plum Creek Timber Co., Inc.	810	28,755

Metals & Minerals — 0.2%
Allegheny Technologies, Inc.	290	20,080
Ball Corp.	1,140	42,225
Freeport-McMoRan Copper & Gold, Inc., Class B	1,020	56,518
Newmont Mining Corp.	3,260	172,552
Vulcan Materials Co.	560	43,680
		1,274,103

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
Boston Properties, Inc.	370	33,448
Hugoton Royalty Trust	1	30
ProLogis	990	51,599
Public Storage, Inc.	390	29,601
Simon Property Group, Inc.	800	66,352
Vornado Realty Trust	680	66,334
		247,364

UTILITIES — 1.0%

Electric Utilities — 1.0%
AES Corp.†	74,900	1,381,905
Edison International	1,710	66,690
Exelon Corp.	4,370	248,347
TXU Corp.	1,750	104,633

Gas & Pipeline Utilities — 0.0%
Kinder Morgan, Inc.	460	45,949
		1,847,524

TOTAL COMMON STOCK (cost $167,434,351)		173,915,006

Exchange Traded Funds — 2.6%

FINANCE — 1.5%

Financial Services — 1.5%
iShares S&P 500/Barra Growth Index Fund
(Cost $2,826,281)		48,800	2,849,920

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $170,260,632)			178,849,784

Short-Term Investment Securities — 3.5%

U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Bank Disc. Notes 4.95% due 7/3/06		6,500,000	6,498,212

U.S. GOVERNMENT OBLIGATIONS — 0.0%

United States Treasury Bills 4.70% due 9/14/06(2)		40,000	39,616

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $6,537,821)			6,537,828

Repurchase Agreement — 0.9%

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $346,105 and collateralized by $380,000 of United States Treasury Bonds, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $357,200		346,000	346,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.15%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,300,450 and collateralized by $1,415,000 of United States Treasury Bonds, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $1,330,100		1,300,000	1,300,000

TOTAL REPURCHASE AGREEMENTS (cost $1,646,000)			1,646,000

TOTAL INVESTMENTS —
(cost $178,444,453)@	99.4%		187,033,612
Other assets less liabilities—	0.6		1,198,077

NET ASSETS—	100.0%		$188,231,689

#		Security represents an investment in an affiliated company; see note 3
†		Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $791,957 representing 0.4%  of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@		See Note 4 for cost of investments on a tax basis.
(1)		Consists of more than one class of securities traded together as a unit.
(2)		The Security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
ADR	-	American Depository Receipt

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	June 30,2006	Appreciation
3 Long	S&P Barra Gowth Index	September 2006	$430,148	$443,550	$13,402

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

LARGE CAP COMPOSITE

PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/Principal Amount	Value (Note 1)

Common Stock — 97.5%

CONSUMER DISCRETIONARY — 7.4%

Apparel & Textiles — 1.1%
Cintas Corp.	171	$6,799
Coach, Inc.†	477	14,262
Gap, Inc.	682	11,867
Jones Apparel Group, Inc.	140	4,451
Liz Claiborne, Inc.	130	4,818
NIKE, Inc.	5,434	440,154
V.F. Corp.	109	7,403

Automotive — 0.2%
AutoNation, Inc.†	184	3,945
AutoZone, Inc.†	66	5,821
Cooper Tire & Rubber Co.	76	847
Cummins, Inc.	58	7,091
Ford Motor Co.	2,326	16,119
General Motors Corp.	701	20,883
Genuine Parts Co.	214	8,915
Goodyear Tire & Rubber Co.†	220	2,442
Harley-Davidson, Inc.	333	18,278
Navistar International Corp.†	76	1,870
PACCAR, Inc.	207	17,053

Housing & Household Durables — 0.4%
Black & Decker Corp.	94	7,939
Centex Corp.	150	7,545
D.R. Horton, Inc.	337	8,027
KB HOME	93	4,264
Leggett & Platt, Inc.	226	5,646
Lennar Corp., Class A	2,773	123,038
Pulte Homes, Inc.	264	7,601
Sherwin-Williams Co.	138	6,552
Whirlpool Corp.	97	8,017

Retail — 5.7%
Avery Dennison Corp.	136	7,896
Avon Products, Inc.	558	17,298
Bed Bath & Beyond, Inc.†	350	11,609
Best Buy Co., Inc.	1,499	82,205
Big Lots, Inc.†	141	2,408
Circuit City Stores, Inc.	187	5,090
Costco Wholesale Corp.	584	33,364
CVS Corp.	1,015	31,160
Dillard’s, Inc., Class A	77	2,452
Dollar General Corp.	387	5,410
Family Dollar Stores, Inc.	193	4,715
Federated Department Stores, Inc.	686	25,108
Fortune Brands, Inc.	182	12,924
Home Depot, Inc.	13,063	467,525
J.C. Penney Co., Inc.	291	19,645
Kohl’s Corp.†	5,022	296,901
Limited Brands	425	10,876
Lowe’s Cos., Inc.	962	58,365
Masco Corp.	492	14,583
Nordstrom, Inc.	267	9,745
Office Depot, Inc.†	357	13,566
Officemax, Inc.	88	3,586

Petsmart, Inc.	4,800	122,880
RadioShack Corp.	168	2,352
Sears Holdings Corp.†	120	18,581
Staples, Inc.	903	21,961
SUPERVALU, Inc.	254	7,798
Target Corp.	9,171	448,187
Tiffany & Co.	174	5,745
TJX Cos., Inc.	567	12,962
W.W. Grainger, Inc.	95	7,147
Wal-Mart de Mexico SA de CV ADR	1,800	50,130
Wal-Mart Stores, Inc.	10,100	486,517
Walgreen Co.	4,352	195,144
		3,287,482

CONSUMER STAPLES — 5.6%

Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	6,189	454,458
Anheuser-Busch Cos., Inc.	958	43,675
Archer-Daniels-Midland Co.	811	33,478
Brown-Forman Corp., Class B	103	7,359
Campbell Soup Co.	230	8,535
Coca-Cola Co.	2,541	109,314
Coca-Cola Enterprises, Inc.	376	7,659
ConAgra Foods, Inc.	644	14,239
Constellation Brands, Inc., Class A†	247	6,175
Dean Foods Co.†	169	6,285
General Mills, Inc.	4,441	229,422
H.J. Heinz Co.	415	17,106
Hershey Foods Corp.	220	12,115
Kellogg Co.	302	14,626
Kroger Co.	897	19,609
McCormick & Co., Inc.	164	5,502
Molson Coors Brewing Co., Class B	71	4,820
Pepsi Bottling Group, Inc.	166	5,337
PepsiCo, Inc.	7,949	477,258
Reynolds American, Inc.	106	12,222
Safeway, Inc.	558	14,508
Sara Lee Corp.	942	15,091
Sysco Corp.	3,167	96,784
Tyson Foods, Inc., Class A	312	4,636
UST, Inc.	200	9,038
Whole Foods Market, Inc.	174	11,247
Wm. Wrigley Jr. Co.	275	12,474

Household & Personal Products — 1.9%
Alberto-Culver Co., Class B	94	4,580
Clorox Co.	187	11,401
Colgate-Palmolive Co.	638	38,216
Estee Lauder Cos., Inc., Class A	147	5,685
Kimberly-Clark Corp.	570	35,169
Newell Rubbermaid, Inc.	343	8,860
Procter & Gamble Co.	11,894	661,306
Reckitt Benckiser PLC	2,097	78,331
		2,496,520

EDUCATION — 0.0%

Education — 0.0%
Apollo Group, Inc., Class A†	174	8,991

ENERGY — 9.4%

Energy Services — 3.3%
Baker Hughes, Inc.	2,923	239,248
BJ Services Co.	399	14,867
CONSOL Energy, Inc.	227	10,605
Duke Energy Corp.	1,532	44,995
Halliburton Co.	640	47,494
Hess Corp.*	299	15,802
Nabors Industries, Ltd.†	385	13,009
Noble Corp.	171	12,726
Rowan Cos., Inc.	137	4,876
Schlumberger, Ltd.	8,363	544,515
Sempra Energy	321	14,599
Smith International, Inc.	4,900	217,903
Southern Co.	5,120	164,096
Sunoco, Inc.	164	11,364
TECO Energy, Inc.	259	3,869
Valero Energy Corp.	763	50,755
Weatherford International, Ltd.†	432	21,436
Xcel Energy, Inc.	503	9,647

Energy Sources — 6.1%
Anadarko Petroleum Corp.	569	27,136
Apache Corp.	410	27,983
Chesapeake Energy Corp.	511	15,458
Chevron Corp.	7,448	462,223
ConocoPhillips	6,247	409,366
Devon Energy Corp.	546	32,984
EOG Resources, Inc.	301	20,871
Exxon Mobil Corp.	17,204	1,055,465
Kerr-McGee Corp.	281	19,487
Marathon Oil Corp.	449	37,402
Murphy Oil Corp.	2,206	123,227
National-Oilwell Varco, Inc.†	217	13,740
Occidental Petroleum Corp.	531	54,454
Total SA	3,200	210,583
Transocean, Inc.†	403	32,369
XTO Energy, Inc.	3,751	166,057
		4,150,611

FINANCE — 20.0%

Banks — 5.9%
AmSouth Bancorp	429	11,347
Anglo Irish Bank Corp. PLC	8,000	124,324
Bank of America Corp.	12,258	589,610
Bank of New York Co., Inc.	957	30,815
BB&T Corp.	682	28,364
Comerica, Inc.	201	10,450
Commerce Bancorp, Inc.	228	8,133
Compass Bancshares, Inc.	160	8,896
Erste Bank der oesterreichischen Sparkassen AG	2,023	113,851
Fifth Third Bancorp	690	25,495
Golden West Financial Corp.	318	23,596
Huntington Bancshares, Inc.	304	7,168
KeyCorp	501	17,876
M&T Bank Corp.	98	11,556
Marshall & Ilsley Corp.	279	12,761
National City Corp.	673	24,356
North Fork Bancorp., Inc.	577	17,408
Northern Trust Corp.	2,530	139,909
PNC Financial Services Group, Inc.	367	25,752
Regions Financial Corp.	566	18,746
Sovereign Bancorp, Inc.	467	9,485
State Street Corp.	3,212	186,585
SunTrust Banks, Inc.	451	34,393
Synovus Financial Corp.	400	10,712
U.S. Bancorp	2,207	68,152
UBS AG	3,283	359,840

UniCredito Italiano SpA	13,900	108,806
Wachovia Corp.	1,994	107,836
Washington Mutual, Inc.	1,191	54,286
Wells Fargo & Co.	5,983	401,340
Zions Bancorp	132	10,288

Financial Services — 10.3%
American Express Co.	11,630	618,949
Ameriprise Financial, Inc.	303	13,535
Bear Stearns Co., Inc.	150	21,012
Capital One Financial Corp.	2,976	254,299
Charles Schwab Corp.	9,479	151,474
CIT Group, Inc.	247	12,916
Citigroup, Inc.	20,556	991,621
Countrywide Financial Corp.	3,853	146,722
E*TRADE Financial Corp.†	4,629	105,634
Equifax, Inc.	159	5,460
Fannie Mae	1,200	57,720
Federated Investors, Inc., Class B	105	3,307
First Horizon National Corp.	153	6,151
Franklin Resources, Inc.	1,190	103,304
Freddie Mac	857	48,858
Goldman Sachs Group, Inc.	2,536	381,490
H&R Block, Inc.	407	9,711
Housing Development Finance Corp., Ltd.	1,100	27,094
J.P. Morgan Chase & Co.	9,908	416,136
Janus Capital Group, Inc.	262	4,690
Legg Mason, Inc.	1,564	155,649
Lehman Brothers Holdings, Inc.	664	43,260
Mellon Financial Corp.	513	17,663
Merrill Lynch & Co., Inc.	7,046	490,120
Moody’s Corp.	303	16,501
Morgan Stanley	1,328	83,943
SLM Corp.	5,409	286,244
T. Rowe Price Group, Inc.	330	12,477
TD Ameritrade Holding Corp.	3,400	50,354

Insurance — 3.8%
ACE, Ltd.	403	20,388
Aetna, Inc.	703	28,071
AFLAC, Inc.	618	28,644
Allstate Corp.	4,788	262,047
Ambac Financial Group, Inc.	131	10,624
American International Group, Inc.#	3,221	190,200
Aon Corp.	395	13,754
Chubb Corp.	5,014	250,199
CIGNA Corp.	148	14,579
Cincinnati Financial Corp.	215	10,107
Genworth Financial, Inc., Class A	452	15,748
Hartford Financial Services Group, Inc.	1,676	141,790
Lincoln National Corp.	356	20,093
Loews Corp.	504	17,867
Marsh & McLennan Cos., Inc.	2,381	64,025
MBIA, Inc.	167	9,778
MetLife, Inc.	6,241	319,602
MGIC Investment Corp.	108	7,020
Principal Financial Group, Inc.	343	19,088
Progressive Corp.	970	24,939
Prudential Financial, Inc.	1,910	148,407
SAFECO Corp.	148	8,340
St. Paul Travelers Cos., Inc.	863	38,472
Torchmark Corp.	124	7,529
UnumProvident Corp. (New York)	371	6,726
XL Capital, Ltd.	224	13,731
		8,830,198

HEALTHCARE — 13.8%

Drugs — 7.6%
Abbott Laboratories	6,592	287,477
Allergan, Inc.	189	20,272
Amgen, Inc.†	7,962	519,361
Barr Pharmaceuticals, Inc.†	132	6,295
Bristol-Myers Squibb Co.	2,438	63,047
Caremark Rx, Inc.	6,449	321,612
Eli Lilly & Co.	1,401	77,433
Forest Laboratories, Inc.†	404	15,631
Genentech, Inc.†	1,800	147,240
Genzyme Corp.†	2,323	141,819
Gilead Sciences, Inc.†	2,564	151,686
Hospira, Inc.†	194	8,331
King Pharmaceuticals, Inc.†	300	5,100
Merck & Co., Inc.	2,706	98,580
Mylan Laboratories, Inc.	261	5,220
Novartis AG	3,273	177,230
Pfizer, Inc.	20,067	470,973
Roche Holdings AG	865	142,993
Schering-Plough Corp.	12,236	232,851
Sepracor, Inc.†	1,600	91,424
Watson Pharmaceuticals, Inc.†	126	2,933
Wyeth	8,169	362,785

Health Services — 2.7%
Coventry Health Care, Inc.†	199	10,933
Express Scripts, Inc.†	182	13,057
HCA, Inc.	506	21,834
Health Management Associates, Inc., Class A	299	5,893
Humana, Inc.†	3,304	177,425
IMS Health, Inc.	248	6,659
Laboratory Corp. of America Holdings†	155	9,646
Manor Care, Inc.	98	4,598
Medco Health Solutions, Inc.†	2,274	130,255
Patterson Cos., Inc.†	172	6,008
Quest Diagnostics, Inc.	2,301	137,876
Tenet Healthcare Corp.†	584	4,076
UnitedHealth Group, Inc.	9,570	428,544
Wellpoint, Inc.†	2,990	217,582

Medical Products — 3.5%
Alcon, Inc.	400	39,420
AmerisourceBergen Corp.	260	10,899
Bausch & Lomb, Inc.	67	3,286
Baxter International, Inc.	812	29,849
Becton Dickinson & Co.	307	18,767
Biogen Idec, Inc.†	426	19,737
Biomet, Inc.	305	9,543
Boston Scientific Corp.†	1,507	25,378
C.R. Bard, Inc.	128	9,377
Cardinal Health, Inc.	518	33,323
Johnson & Johnson	9,771	585,478
McKesson Corp.	377	17,825
MedImmune, Inc.†	308	8,347
Medtronic, Inc.	9,397	440,907
St. Jude Medical, Inc.†	2,748	89,090
Stryker Corp.	2,163	91,084
Zimmer Holdings, Inc.†	2,308	130,910
		6,087,899

INDUSTRIAL & COMMERCIAL — 12.0%

Aerospace & Military Technology — 1.9%
Boeing Co.	3,491	285,948
General Dynamics Corp.	1,701	111,348
Goodrich Corp.	154	6,205
Lockheed Martin Corp.	439	31,494
Northrop Grumman Corp.	426	27,290
Raytheon Co.	553	24,647
Rockwell Automation, Inc.	220	15,842
Rockwell Collins, Inc.	212	11,844
Textron, Inc.	161	14,841
United Technologies Corp.	5,053	320,461

Business Services — 2.4%
Accenture, Ltd., Class A	9,000	254,880
Allied Waste Industries, Inc.†	300	3,408
Applera Corp. - Applied Biosystems Group	229	7,408
Automatic Data Processing, Inc.	5,315	241,035
Cendant Corp.	1,240	20,200
Convergys Corp.†	174	3,393
Eastman Kodak Co.	356	8,466
First Data Corp.	5,949	267,943
Fluor Corp.	109	10,129
Ingersoll-Rand Co., Inc., Class A	408	17,454
Interpublic Group Cos., Inc.†	541	4,517
Monsanto Co.	1,635	137,651
Monster Worldwide, Inc.†	159	6,783
Pall Corp.	155	4,340
Paychex, Inc.	414	16,138
R.R. Donnelley & Sons Co.	268	8,563
Robert Half International, Inc.	213	8,946
Waste Management, Inc.	676	24,255
Xerox Corp.†	1,139	15,843

Electrical Equipment — 0.7%
American Power Conversion Corp.	210	4,093
Ametek, Inc.	4,300	203,734
Eaton Corp.	186	14,024
Emerson Electric Co.	509	42,659
Jabil Circuit, Inc.	221	5,658
Johnson Controls, Inc.	242	19,897

Machinery — 0.8%
Caterpillar, Inc.	830	61,819
Deere & Co.	1,291	107,786
Dover Corp.	253	12,506
Illinois Tool Works, Inc.	514	24,415
Parker-Hannifin Corp.	149	11,562
Precision Castparts Corp.	2,500	149,400
Snap-On, Inc.	72	2,910
Stanley Works	88	4,155

Multi-Industry — 5.1%
3M Co.	3,435	277,445
American Standard Cos., Inc.	219	9,476
Danaher Corp.	4,793	308,286
General Electric Co.	40,793	1,344,537
Honeywell International, Inc.	1,027	41,388
ITT Industries, Inc.	4,129	204,385
Tyco International, Ltd.	2,525	69,438

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	452	35,821
CSX Corp.	275	19,371
FedEx Corp.	378	44,173
Norfolk Southern Corp.	514	27,355
Ryder System, Inc.	76	4,441
Union Pacific Corp.	333	30,955
United Parcel Service, Inc.	3,845	316,559
		5,309,520

INFORMATION & ENTERTAINMENT — 5.5%

Broadcasting & Media — 2.9%
CBS Corp., Class B	958	25,914
Clear Channel Communications, Inc.	624	19,313
Comcast Corp., Class A†	8,020	262,575
Dow Jones & Co., Inc.	73	2,556
E.W. Scripps Co., Class A	105	4,530
Gannett Co., Inc.	295	16,499
Grupo Televisa SA ADR	4,200	81,102
McGraw-Hill Cos., Inc.	444	22,302
Meredith Corp.	52	2,576
New York Times Co., Class A	180	4,417
News Corp., Class A	14,333	274,907
Omnicom Group, Inc.	212	18,887
Time Warner, Inc.	6,909	119,526
Tribune Co.	272	8,821
Univision Communications, Inc., Class A†	2,277	76,279
Viacom, Inc., Class B†	10,094	361,769

Entertainment Products — 1.1%
Harman International Industries, Inc.	1,283	109,530
Hasbro, Inc.	213	3,857
International Game Technology	2,220	84,227
Liberty Media Holding Corp., Series A†	1,182	99,016
Liberty Media Holding Corp.†	5,910	102,007
Mattel, Inc.	483	7,974
Walt Disney Co.	2,721	81,630

Leisure & Tourism — 1.5%
Brunswick Corp.	117	3,890
Carnival Corp.(1)	4,039	168,588
Darden Restaurants, Inc.	160	6,304
Harrah’s Entertainment, Inc.	229	16,300
Hilton Hotels Corp.	410	11,595
Marriott International, Inc., Class A	405	15,439
McDonald’s Corp.	1,545	51,912
MGM Mirage, Inc.†	1,400	57,120
Sabre Holdings Corp., Class A	165	3,630
Southwest Airlines Co.	7,776	127,293
Starbucks Corp.†	952	35,948
Starwood Hotels & Resorts Worldwide, Inc.	269	16,231
Wendy’s International, Inc.	145	8,452
Wynn Resorts, Ltd.†	1,500	109,950
Yum! Brands, Inc.	337	16,941
		2,439,807

INFORMATION TECHNOLOGY — 19.0%

Communication Equipment — 0.9%
Marvell Technology Group, Ltd.†	3,400	150,722
Network Appliance, Inc.†	464	16,379
QUALCOMM, Inc.	5,878	235,532
Symbol Technologies, Inc.	315	3,399

Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,547	79,841
Autodesk, Inc.†	287	9,890
Computer Sciences Corp.†	233	11,286
Electronic Data Systems Corp.	643	15,471
Sun Microsystems, Inc.†	4,337	17,998
Symantec Corp.†	1,283	19,938
Unisys Corp.†	425	2,669
VeriSign, Inc.†	304	7,044

Computer Software — 3.1%
Adobe Systems, Inc.†	3,442	104,499
BMC Software, Inc.†	264	6,310
CA, Inc.	566	11,631
Citrix Systems, Inc.†	226	9,072
Compuware Corp.†	468	3,136
Electronic Arts, Inc.†	380	16,355
Fiserv, Inc.†	218	9,888
Infosys Technologies, Ltd.	969	64,825
Intuit, Inc.†	2,112	127,544
Microsoft Corp.	36,378	847,607
Novell, Inc.†	420	2,785
Oracle Corp.†	13,129	190,239
Parametric Technology Corp.	138	1,754

Computers & Business Equipment — 2.5%
Apple Computer, Inc.†	2,355	134,518
Dell, Inc.†	6,717	163,962
EMC Corp.†	14,032	153,931
Gateway, Inc.†	328	623
Hewlett-Packard Co.	8,459	267,981
International Business Machines Corp.	4,422	339,698
Lexmark International, Inc., Class A†	131	7,314
Millipore Corp.†	66	4,157
NCR Corp.†	226	8,281
Pitney Bowes, Inc.	275	11,357
SanDisk Corp.†	242	12,337

Electronics — 4.2%
Advanced Micro Devices, Inc.†	600	14,652
Agilent Technologies, Inc.†	528	16,664
Altera Corp.†	445	7,810
Analog Devices, Inc.	4,048	130,103
Applied Materials, Inc.	17,139	279,023
Broadcom Corp., Class A†	568	17,068
Fisher Scientific International, Inc.†	154	11,250
Freescale Semiconductor, Inc., Class B†	503	14,788
Garmin, Ltd.	700	73,808
Intel Corp.	19,312	365,962
KLA-Tencor Corp.	247	10,268
L-3 Communications Holdings, Inc.	1,951	147,144
Linear Technology Corp.	376	12,592
LSI Logic Corp.†	492	4,403
Maxim Integrated Products, Inc.	5,898	189,385
Micron Technology, Inc.†	899	13,539
Molex, Inc.	176	5,908
National Semiconductor Corp.	419	9,993
Novellus Systems, Inc.†	158	3,903
NVIDIA Corp.†	437	9,304
PerkinElmer, Inc.	157	3,281
PMC-Sierra, Inc.†	256	2,406
QLogic Corp.†	200	3,448
Samsung Electronics Co., Ltd.	127	80,718
Sanmina-SCI Corp.†	661	3,041
Solectron Corp.†	1,134	3,878
Tektronix, Inc.	104	3,060
Teradyne, Inc.†	246	3,427
Texas Instruments, Inc.	9,132	276,608
Thermo Electron Corp.†	203	7,357
Waters Corp.†	128	5,683
Xilinx, Inc.	5,226	118,369

Internet Content — 2.2%
Amazon.com, Inc.†	2,383	92,174
eBay, Inc.†	3,934	115,227
Google, Inc., Class A†	656	275,081
Yahoo!, Inc.†	14,755	486,915

Telecommunications — 5.7%
ADC Telecommunications, Inc.†	145	2,445
ALLTEL Corp.	482	30,766
Amdocs, Ltd.†	3,300	120,780
America Movil SA de CV ADR	4,900	162,974
Andrew Corp.†	198	1,754
Avaya, Inc.†	510	5,824
BellSouth Corp.	2,243	81,197
CenturyTel, Inc.	144	5,350
CIENA Corp.†	729	3,506
Cisco Systems, Inc.†	24,369	475,927
Citizens Communications Co.	403	5,259
Comverse Technology, Inc.†	250	4,943
Corning, Inc.†	7,731	187,013
EchoStar Communications Corp., Class A†	900	27,729
Embarq Corp.	185	7,583
JDS Uniphase Corp.†	2,089	5,285
Juniper Networks, Inc.†	6,301	100,753
Lucent Technologies, Inc.†	5,555	13,443
Motorola, Inc.	13,562	273,274
Nokia Oyj	7,100	144,937
Qwest Communications International, Inc.†	1,941	15,703
Rogers Communications, Inc., Class B	2,700	109,080
Sprint Corp.	3,694	73,843
Telefonaktiebolaget LM Ericsson, Class B	45,800	151,463
Tellabs, Inc.†	556	7,400
TELUS Corp. (New York)	2,000	80,760
TELUS Corp. (Toronto)	1,000	41,234
Verizon Communications, Inc.	11,418	382,389
		8,410,827

MATERIALS — 2.0%

Chemicals — 0.7%
Air Products & Chemicals, Inc.	278	17,770
Ashland, Inc.	88	5,870
Dow Chemical Co.	4,692	183,129
du Pont (E.I.) de Nemours & Co.	1,142	47,507
Eastman Chemical Co.	101	5,454
Ecolab, Inc.	226	9,171
Hercules, Inc.†	141	2,152
International Flavors & Fragrances, Inc.	98	3,453
PPG Industries, Inc.	205	13,530
Praxair, Inc.	401	21,654
Rohm & Haas Co.	180	9,021
Sigma-Aldrich Corp.	83	6,029

Forest Products — 0.2%
Bemis Co.	130	3,981
International Paper Co.	611	19,735
Louisiana-Pacific Corp.	132	2,891
MeadWestvaco Corp.	225	6,284
Pactiv Corp.†	175	4,331
Plum Creek Timber Co., Inc.	229	8,130
Temple-Inland, Inc.	137	5,873
Weyerhaeuser Co.	305	18,986

Metals & Minerals — 1.1%
Alcoa, Inc.	5,979	193,480
Allegheny Technologies, Inc.	108	7,478
Ball Corp.	130	4,815
BHP Billiton, Ltd.	8,520	183,605

Cooper Industries, Ltd., Class A	115	10,686
Freeport-McMoRan Copper & Gold, Inc., Class B	234	12,966
Newmont Mining Corp.	557	29,482
Nucor Corp.	386	20,941
Phelps Dodge Corp.	253	20,786
United States Steel Corp.	155	10,869
Vulcan Materials Co.	125	9,750

Plastic — 0.0%
Sealed Air Corp.	101	5,260
		905,069

REAL ESTATE — 0.3%

Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	121	5,257
Archstone-Smith Trust	265	13,481
Boston Properties, Inc.	113	10,215
Equity Office Properties Trust	454	16,576
Equity Residential	361	16,148
Kimco Realty Corp.	262	9,560
ProLogis	304	15,844
Public Storage, Inc.	103	7,818
Simon Property Group, Inc.	227	18,827
Vornado Realty Trust	147	14,340
		128,066

UTILITIES — 2.5%

Electric Utilities — 1.2%
AES Corp.†	816	15,055
Allegheny Energy, Inc.†	203	7,525
Ameren Corp.	255	12,878
American Electric Power Co., Inc.	488	16,714
Centerpoint Energy, Inc.	386	4,825
CMS Energy Corp.†	274	3,546
Consolidated Edison, Inc.	305	13,554
Constellation Energy Group, Inc.	222	12,103
Dominion Resources, Inc.	431	32,234
DTE Energy Co.	220	8,963
Edison International	404	15,756
Entergy Corp.	258	18,254
Exelon Corp.	3,429	194,870
FirstEnergy Corp.	409	22,172
FPL Group, Inc.	501	20,731
NiSource, Inc.	338	7,382
PG&E Corp.	430	16,890
Pinnacle West Capital Corp.	123	4,909
PPL Corp.	472	15,246
Progress Energy, Inc.	314	13,461
Public Service Enterprise Group, Inc.	312	20,629
TXU Corp.	573	34,260

Gas & Pipeline Utilities — 0.1%
Dynegy, Inc., Class A†	458	2,505
El Paso Corp.	863	12,945
KeySpan Corp.	217	8,767
Kinder Morgan, Inc.	129	12,886
Nicor, Inc.	55	2,282
Peoples Energy Corp.	48	1,724
Williams Cos., Inc.	738	17,240

Telephone — 1.2%
AT&T, Inc.	14,921	416,147
Bharti Airtel, Ltd.	13,200	106,124
		1,092,577

TOTAL COMMON STOCK (cost $39,987,288)		43,147,567

Exchange Traded Funds — 0.6%

FINANCE — 0.6%

Financial Services — 0.6%
SPDR Trust, Series 1 (cost $264,778)		2,100	267,288

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,252,066)			43,414,855

Short-Term Investment Securities — 0.3%

REGISTERED INVESTMENT COMPANY — 0.2%
T. Rowe Price Reserve Investment Fund		80,682	80,682

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 4.70% due 9/14/06(2)		30,000	29,712

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $110,389)			110,394

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $269,082 and collateralized by $295,000 of United States Treasury Bonds, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $277,300		269,000	269,000
State Street Bank & Trust Co. Joint Repurchase Agreement (3)		444,000	444,000

TOTAL REPURCHASE AGREEMENTS (cost $713,000)			713,000

TOTAL INVESTMENTS — (cost $41,075,455)@	100.0%		44,238,249
Liabilities in excess of other assets—	0.0		(4,564)

NET ASSETS—	100.0%		$44,233,685

†		Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $15,802 representing 0.1% net assets. Unless otherwise indicated these securities are not considered to be illiquid.

#		Security represents investment in an affiliated company; see Note 3
@		See Note 4 for cost of investment on a tax basis.
(1)		Consists of more than one class of securities traded together as a unit.
(2)		The security or a portion thereof was pledged to cover margin requirements for open future contracts.
(3)		See Note 2 for details of Joint Repurchase Agreements.
ADR	-	American Depository Receipt

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	June 30, 2006	Appreciation
1 Long	S&P 500 Index	September 2006	$308,158	$319,850	$11,692

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Investment Portfolio — June 30, 2006
(unaudited)

	Shares/Principal Amount	Value (Note 1)

Common Stock — 96.9%

CONSUMER DISCRETIONARY — 4.8%

Apparel & Textiles — 0.4%
Gap, Inc.	2,750	$47,850
Jones Apparel Group, Inc.	1,440	45,778
NIKE, Inc.	9,100	737,100
V.F. Corp.	1,130	76,749

Automotive — 0.6%
AutoNation, Inc.†	1,900	40,736
Cooper Tire & Rubber Co.†	790	8,801
Cummins, Inc.	590	72,127
Ford Motor Co.	42,980	297,851
General Motors Corp.	7,220	215,084
Genuine Parts Co.	13,210	550,329
Navistar International Corp.†	790	19,442
PACCAR, Inc.	2,130	175,469

Housing & Household Durables — 0.1%
KB HOME	450	20,632
Leggett & Platt, Inc.	2,340	58,453
Pulte Homes, Inc.	2,720	78,309
Sherwin-Williams Co.	800	37,984
Whirlpool Corp.	1,003	82,898

Retail — 3.7%
Avery Dennison Corp.	13,210	766,973
Avon Products, Inc.	23,980	743,380
Big Lots, Inc.†	1,460	24,937
Circuit City Stores, Inc.	1,920	52,262
Costco Wholesale Corp.	6,020	343,923
CVS Corp.	96,160	2,952,112
Dillard’s, Inc., Class A	800	25,480
Dollar General Corp.	1,400	19,572
Family Dollar Stores, Inc.	860	21,010
Federated Department Stores, Inc.	29,468	1,078,529
Fortune Brands, Inc.	7,030	499,200
Home Depot, Inc.	11,600	415,164
J.C. Penney Co., Inc.	3,000	202,530
Limited Brands	4,380	112,084
Masco Corp.	5,070	150,275
Nordstrom, Inc.	2,750	100,375
Office Depot, Inc.†	1,500	57,000
Officemax, Inc.	900	36,675
RadioShack Corp.	12,800	179,200
Staples, Inc.	3,720	90,470
SUPERVALU, Inc.	2,618	80,373
W.W. Grainger, Inc.	610	45,890
Wal-Mart Stores, Inc.	18,700	900,779
		11,463,785

CONSUMER STAPLES — 5.9%

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	10,140	744,580
Anheuser-Busch Cos., Inc.	20,600	939,154
Archer-Daniels-Midland Co.	8,360	345,101
Brown-Forman Corp., Class B	390	27,865

Campbell Soup Co.	37,400	1,387,914
Coca-Cola Co.	33,090	1,423,532
Coca-Cola Enterprises, Inc.	3,880	79,036
ConAgra Foods, Inc.	6,630	146,589
Constellation Brands, Inc., Class A†	2,540	63,500
Dean Foods Co.†	840	31,240
General Mills, Inc.	13,700	707,742
H.J. Heinz Co.	2,400	98,928
Hershey Foods Corp.	820	45,157
Kellogg Co.	17,300	837,839
Kroger Co.	4,260	93,124
McCormick & Co., Inc.	10,600	355,630
Molson Coors Brewing Co., Class B	740	50,231
Pepsi Bottling Group, Inc.	710	22,827
PepsiCo, Inc.	16,200	972,648
Reynolds American, Inc.	1,100	126,830
Safeway, Inc.	40,850	1,062,100
Sara Lee Corp.	14,470	231,809
Sysco Corp.	6,900	210,864
Tyson Foods, Inc., Class A	3,220	47,849
UST, Inc.	8,400	379,596

Household & Personal Products — 1.5%
Alberto-Culver Co., Class B	360	17,539
Colgate-Palmolive Co.	17,500	1,048,250
Estee Lauder Cos., Inc., Class A	460	17,788
Kimberly-Clark Corp.	26,010	1,604,817
Newell Rubbermaid, Inc.	33,340	861,173
		13,981,252

ENERGY — 10.1%

Energy Services — 2.6%
Baker Hughes, Inc.	1,530	125,231
CONSOL Energy, Inc.	1,260	58,867
Duke Energy Corp.	43,928	1,290,165
Halliburton Co.	4,280	317,619
Hess Corp.	20,250	1,070,213
Noble Corp.	620	46,140
Rowan Cos., Inc.	740	26,337
SCANA Corp.	16,000	617,280
Schlumberger, Ltd.	18,540	1,207,139
Sempra Energy	3,320	150,994
Southern Co.	9,480	303,834
Sunoco, Inc.	1,690	117,100
TECO Energy, Inc.	13,370	199,748
Weatherford International, Ltd.†	1,920	95,270
Xcel Energy, Inc.	30,690	588,634

Energy Sources — 7.5%
Anadarko Petroleum Corp.	13,600	648,584
BP PLC Sponsored ADR	10,804	752,066
Chevron Corp.	36,448	2,261,963
ConocoPhillips	40,600	2,660,518
Exxon Mobil Corp.	108,352	6,647,395
GlobalSantaFe Corp.	12,800	739,200
Kerr-McGee Corp.	1,450	100,558
Marathon Oil Corp.	4,624	385,179
Murphy Oil Corp.	11,670	651,886
National-Oilwell Varco, Inc.†	900	56,988
Occidental Petroleum Corp.	22,560	2,313,528
Transocean, Inc.†	2,530	203,210
XTO Energy, Inc.	4,400	194,788
		23,830,434

FINANCE — 24.6%

Banks — 9.9%
AmSouth Bancorp	4,430	117,173
Bank of America Corp.	115,124	5,537,464
Bank of Ireland	15,200	271,210
Bank of New York Co., Inc.	9,860	317,492
BB&T Corp.	7,030	292,378
Comerica, Inc.	2,080	108,139
Compass Bancshares, Inc.	1,660	92,296
Fifth Third Bancorp	28,450	1,051,227
Golden West Financial Corp.	24,500	1,817,900
Huntington Bancshares, Inc.	3,140	74,041
KeyCorp	5,170	184,466
M&T Bank Corp.	510	60,139
Marshall & Ilsley Corp.	1,530	69,982
Mercantile Bankshares Corp.	7,300	260,391
National City Corp.	42,530	1,539,161
North Fork Bancorp., Inc.	5,940	179,210
Northern Trust Corp.	5,360	296,408
PNC Financial Services Group, Inc.	11,780	826,603
Regions Financial Corp.	5,840	193,421
Sovereign Bancorp, Inc.	4,813	97,752
State Street Corp.	14,430	838,239
SunTrust Banks, Inc.	22,240	1,696,022
Synovus Financial Corp.	2,030	54,363
U.S. Bancorp	43,950	1,357,176
Wachovia Corp.	20,560	1,111,885
Washington Mutual, Inc.	18,431	840,085
Wells Fargo & Co.	59,970	4,022,788
Zions Bancorp	780	60,793

Financial Services — 8.9%
Ameriprise Financial, Inc.	1,130	50,477
Bear Stearns Co., Inc.	1,540	215,723
Charles Schwab Corp.	54,390	869,152
CIT Group, Inc.	2,540	132,817
Citigroup, Inc.	132,356	6,384,853
E*TRADE Financial Corp.†	2,120	48,378
Fannie Mae	14,080	677,248
First Horizon National Corp.	1,580	63,516
Franklin Resources, Inc.	850	73,789
Goldman Sachs Group, Inc.	16,220	2,439,975
H&R Block, Inc.	17,200	410,392
J.P. Morgan Chase & Co.	123,522	5,187,924
Lehman Brothers Holdings, Inc.	4,240	276,236
Mellon Financial Corp.	28,330	975,402
Merrill Lynch & Co., Inc.	16,510	1,148,436
Moody’s Corp.	1,680	91,493
Morgan Stanley	33,190	2,097,940
T. Rowe Price Group, Inc.	1,430	54,068

Insurance — 5.8%
ACE, Ltd.	33,150	1,677,058
Aetna, Inc.	24,920	995,056
AFLAC, Inc.	2,300	106,605
Allstate Corp.	28,720	1,571,846
American International Group, Inc.#	13,940	823,157
Aon Corp.	4,070	141,717
Chubb Corp.	51,300	2,559,870
CIGNA Corp.	730	71,912
Cincinnati Financial Corp.	1,271	59,750
Genworth Financial, Inc., Class A	4,670	162,703
Hartford Financial Services Group, Inc.	3,870	327,402
Lincoln National Corp.	16,646	939,500
Loews Corp.	5,190	183,985
Marsh & McLennan Cos., Inc.	46,090	1,239,360

MBIA, Inc.	900	52,695
MetLife, Inc.	9,690	496,225
Principal Financial Group, Inc.	3,540	197,001
Prudential Financial, Inc.	2,960	229,992
SAFECO Corp.	1,530	86,216
St. Paul Travelers Cos., Inc.	24,554	1,094,617
Torchmark Corp.	620	37,646
Unumprovident Corp. (Berlin)(3)	1,800	51,030
UnumProvident Corp. (New York)	30,620	555,141
XL Capital, Ltd.	2,310	141,603
		58,368,110

HEALTHCARE — 7.2%

Drugs — 4.2%
Abbott Laboratories	38,810	1,692,504
Bristol-Myers Squibb Co.	36,370	940,528
Eli Lilly & Co.	17,900	989,333
Genzyme Corp.†	1,290	78,755
Merck & Co., Inc.	48,640	1,771,955
Pfizer, Inc.	74,365	1,745,347
Schering-Plough Corp.	19,400	369,182
Wyeth	52,700	2,340,407

Health Services — 1.0%
HCA, Inc.	2,460	106,149
Medco Health Solutions, Inc.†	1,810	103,677
Tenet Healthcare Corp.†	6,010	41,950
Wellpoint, Inc.†	29,540	2,149,625

Medical Products — 2.0%
Bausch & Lomb, Inc.	380	18,635
Baxter International, Inc.	41,320	1,518,923
Beckman Coulter, Inc.	9,900	549,945
Biogen Idec, Inc.†	2,410	111,655
Boston Scientific Corp.†	64,300	1,082,812
Johnson & Johnson	14,600	874,832
McKesson Corp.	3,880	183,447
MedImmune, Inc.†	12,100	327,910
		16,997,571

INDUSTRIAL & COMMERCIAL — 12.6%

Aerospace & Military Technology — 3.0%
Boeing Co.	6,230	510,299
General Dynamics Corp.	29,500	1,931,070
Goodrich Corp.	19,090	769,136
Lockheed Martin Corp.	24,220	1,737,543
Northrop Grumman Corp.	4,390	281,223
Raytheon Co.	20,100	895,857
Rockwell Automation, Inc.	1,300	93,613
Textron, Inc.	1,660	153,019
United Technologies Corp.	12,920	819,387

Business Services — 1.3%
Allied Waste Industries, Inc.†	3,090	35,102
Applera Corp. - Applied Biosystems Group	900	29,115
Automatic Data Processing, Inc.	2,660	120,631
Convergys Corp.†	1,040	20,280
Eastman Kodak Co.	28,670	681,773
Fluor Corp.	1,110	103,152
Ingersoll-Rand Co., Inc., Class A	4,200	179,676
Interpublic Group Cos., Inc.†	3,570	29,810
Monsanto Co.	2,170	182,692
Monster Worldwide, Inc.†	1,010	43,087
Pall Corp.	18,090	506,520

R.R. Donnelley & Sons Co.	2,770	88,502
Robert Half International, Inc.	1,040	43,680
Waste Management, Inc.	23,550	844,974
Xerox Corp.†	11,730	163,164

Electrical Equipment — 0.5%
American Power Conversion Corp.	1,090	21,244
Eaton Corp.	6,420	484,068
Emerson Electric Co.	5,240	439,164
Johnson Controls, Inc.	2,490	204,728

Machinery — 1.8%
Caterpillar, Inc.	31,560	2,350,589
Deere & Co.	10,190	850,763
Dover Corp.	2,610	129,012
Illinois Tool Works, Inc.	2,760	131,100
Parker-Hannifin Corp.	1,540	119,504
Precision Castparts Corp.	8,700	519,912
Snap-On, Inc.	750	30,315
Stanley Works	910	42,970

Multi-Industry — 4.2%
3M Co.	3,850	310,965
American Standard Cos., Inc.	18,930	819,101
General Electric Co.	185,820	6,124,627
Honeywell International, Inc.	37,980	1,530,594
Tyco International, Ltd.	43,730	1,202,575

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	4,660	369,305
CSX Corp.	2,830	199,345
FedEx Corp.	2,100	245,406
Norfolk Southern Corp.	13,900	739,758
Ryder System, Inc.	780	45,575
Union Pacific Corp.	16,530	1,536,629
United Parcel Service, Inc.	14,150	1,164,970
		29,875,524

INFORMATION & ENTERTAINMENT — 6.8%

Broadcasting & Media — 4.6%
CBS Corp., Class B	27,740	750,367
Comcast Corp., Class A†	88,872	2,909,669
Dow Jones & Co., Inc.	18,000	630,180
E.W. Scripps Co., Class A	470	20,276
Gannett Co., Inc.	8,380	468,693
McClatchy Co., Class A	3,019	121,122
McGraw-Hill Cos., Inc.	1,930	96,944
Meredith Corp.	250	12,385
New York Times Co., Class A	32,710	802,704
News Corp., Class A	30,240	580,003
Time Warner, Inc.	143,780	2,487,394
Tribune Co.	36,400	1,180,452
Viacom, Inc., Class B†	22,240	797,082

Entertainment Products — 1.0%
Hasbro, Inc.	2,210	40,023
Mattel, Inc.	48,180	795,452
Walt Disney Co.	53,650	1,609,500

Leisure & Tourism — 1.2%
AMR Corp.†	15,100	383,842
Brunswick Corp.	1,210	40,233
Carnival Corp.(1)	2,100	87,654
Harrah’s Entertainment, Inc.	830	59,079
Hilton Hotels Corp.	2,250	63,630

Marriott International, Inc., Class A	2,260	86,151
McDonald’s Corp.	27,580	926,688
Sabre Holdings Corp., Class A	1,700	37,400
Southwest Airlines Co.	73,760	1,207,451
		16,194,374

INFORMATION TECHNOLOGY — 11.4%

Communication Equipment — 0.2%
QUALCOMM, Inc.	8,780	351,815
Symbol Technologies, Inc.	3,242	34,981

Computer Services — 0.5%
Computer Sciences Corp.†	2,400	116,256
Electronic Data Systems Corp.	6,620	159,277
Sun Microsystems, Inc.†	213,510	886,067
Unisys Corp.†	4,390	27,569

Computer Software — 0.6%
BMC Software, Inc.†	1,720	41,108
CA, Inc.	3,730	76,651
Compuware Corp.†	3,140	21,038
Microsoft Corp.	56,200	1,309,460
Novell, Inc.†	4,330	28,708
Parametric Technology Corp.	948	12,049

Computers & Business Equipment — 2.5%
Apple Computer, Inc.†	5,210	297,595
Dell, Inc.†	23,100	563,871
EMC Corp.†	81,920	898,662
Gateway, Inc.†	3,380	6,422
Hewlett-Packard Co.	47,860	1,516,205
International Business Machines Corp.	11,600	891,112
NCR Corp.†	1,470	53,861
Pitney Bowes, Inc.	26,340	1,087,842
Sony Corp. Sponsored ADR	13,000	572,520

Electronics — 1.6%
Advanced Micro Devices, Inc.†	6,180	150,916
Agilent Technologies, Inc.†	3,530	111,407
Altera Corp.†	1,750	30,712
Analog Devices, Inc.	16,670	535,774
Applied Materials, Inc.	52,690	857,793
Freescale Semiconductor, Inc., Class B†	3,060	89,964
Intel Corp.	57,490	1,089,435
KLA-Tencor Corp.	1,150	47,805
LSI Logic Corp.†	3,400	30,430
Micron Technology, Inc.†	9,260	139,456
Molex, Inc.	1,090	36,591
National Semiconductor Corp.	2,380	56,763
Novellus Systems, Inc.†	950	23,465
PerkinElmer, Inc.	1,620	33,858
PMC-Sierra, Inc.†	1,560	14,664
Sanmina-SCI Corp.†	6,810	31,326
Solectron Corp.†	11,680	39,946
Tektronix, Inc.	680	20,006
Teradyne, Inc.†	2,540	35,382
Texas Instruments, Inc.	9,950	301,385
Thermo Electron Corp.†	1,340	48,562
Xilinx, Inc.	1,980	44,847

Telecommunications — 6.0%
ADC Telecommunications, Inc.†	967	16,304
ALLTEL Corp.	15,190	969,578
Andrew Corp.†	2,050	18,163
Avaya, Inc.†	5,250	59,955

BellSouth Corp.	64,320	2,328,384
CenturyTel, Inc.	1,490	55,353
CIENA Corp.†	5,180	24,916
Cisco Systems, Inc.†	68,300	1,333,899
Citizens Communications Co.	4,160	54,288
Comverse Technology, Inc.†	1,450	28,666
Corning, Inc.†	12,140	293,667
EchoStar Communications Corp., Class A†	10,200	314,262
Embarq Corp.	4,124	169,043
JDS Uniphase Corp.†	13,780	34,863
Juniper Networks, Inc.†	3,100	49,569
Lucent Technologies, Inc.†	127,090	307,558
Motorola, Inc.	81,880	1,649,882
Nokia Oyj Sponsored ADR	35,600	721,256
Qwest Communications International, Inc.†	136,110	1,101,130
Sprint Corp.	118,482	2,368,455
Tellabs, Inc.†	5,720	76,133
TELUS Corp. (New York)	6,000	242,280
TELUS Corp. (Toronto)	2,300	94,839
Verizon Communications, Inc.	59,132	1,980,331
		27,016,330

MATERIALS — 5.9%

Chemicals — 2.8%
Air Products & Chemicals, Inc.	2,870	183,450
Ashland, Inc.	910	60,697
Chemtura Corp.	15,839	147,936
Dow Chemical Co.	35,790	1,396,884
du Pont (E.I.) de Nemours & Co.	58,270	2,424,032
Eastman Chemical Co.	1,050	56,700
Hercules, Inc.†	11,160	170,302
International Flavors & Fragrances, Inc.	17,180	605,423
PPG Industries, Inc.	2,120	139,920
Praxair, Inc.	1,910	103,140
Rohm & Haas Co.	1,860	93,223
Royal Dutch Shell PLC, Class A	18,500	1,239,130

Forest Products — 1.0%
Bemis Co.	1,350	41,337
International Paper Co.	45,588	1,472,493
Louisiana-Pacific Corp.	1,360	29,784
MeadWestvaco Corp.	15,820	441,853
Pactiv Corp.†	820	20,295
Plum Creek Timber Co., Inc.	1,420	50,410
Temple-Inland, Inc.	1,420	60,875
Weyerhaeuser Co.	3,140	195,465

Metals & Minerals — 2.1%
Alcoa, Inc.	70,120	2,269,083
Allegheny Technologies, Inc.	780	54,007
Cameco Corp.	19,300	771,421
Cooper Industries, Ltd., Class A	7,090	658,803
Freeport-McMoRan Copper & Gold, Inc., Class B	1,200	66,492
Newmont Mining Corp.	1,890	100,038
Nucor Corp.	3,980	215,915
Phelps Dodge Corp.	2,600	213,616
United States Steel Corp.	1,590	111,491
Vulcan Materials Co.	7,440	580,320

Plastic — 0.0%
Sealed Air Corp.	1,040	54,163
		14,028,698

REAL ESTATE — 1.2%

Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,250	54,313
Archstone-Smith Trust	2,740	139,384
Boston Properties, Inc.	740	66,896
Equity Office Properties Trust	4,690	171,232
Equity Residential	3,730	166,843
Host Marriott Corp.	64,491	1,410,418
Kimco Realty Corp.	2,710	98,888
ProLogis	1,980	103,198
Public Storage, Inc.	610	46,299
Simon Property Group, Inc.	5,610	465,293
Vornado Realty Trust	730	71,211
		2,793,975

UTILITIES — 6.4%

Electric Utilities — 4.2%
AES Corp.†	4,200	77,490
Allegheny Energy, Inc.†	2,080	77,106
Ameren Corp.	2,630	132,815
American Electric Power Co., Inc.	5,040	172,620
Centerpoint Energy, Inc.	3,990	49,875
CMS Energy Corp.†	2,830	36,620
Consolidated Edison, Inc.	3,150	139,986
Constellation Energy Group, Inc.	2,290	124,851
Dominion Resources, Inc.	18,190	1,360,430
DTE Energy Co.	2,280	92,887
Edison International	2,170	84,630
Entergy Corp.	16,960	1,199,920
Exelon Corp.	21,720	1,234,347
FirstEnergy Corp.	13,220	716,656
FPL Group, Inc.	24,270	1,004,293
NiSource, Inc.	37,390	816,598
PG&E Corp.	4,430	174,010
Pinnacle West Capital Corp.	8,370	334,047
PPL Corp.	4,870	157,301
Progress Energy, Inc.	17,040	730,505
Public Service Enterprise Group, Inc.	3,210	212,245
TXU Corp.	15,240	911,200

Gas & Pipeline Utilities — 0.2%
Dynegy, Inc., Class A†	4,720	25,818
El Paso Corp.	8,890	133,350
KeySpan Corp.	2,240	90,496
Kinder Morgan, Inc.	790	78,913
Nicor, Inc.	570	23,655
Peoples Energy Corp.	500	17,955
Williams Cos., Inc.	7,600	177,536

Telephone — 2.0%
AT&T, Inc.	172,250	4,804,052
		15,192,207

TOTAL COMMON STOCK (cost $207,094,782)		229,742,260

Bonds & Notes — 0.1%
INFORMATION TECHNOLOGY — 0.1%

Telecommunications — 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (Convertible)
(cost $112,792)	142,000	142,355

Exchange Traded Funds — 1.1%

FINANCE — 1.1%

Financial Services — 1.1%
iShares S&P 500/Barra Growth Value Index Fund (cost $2,669,481)		39,300	2,699,517

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $209,877,055)			232,584,132

Short-Term Investment Securities — 2.0%

REGISTERED INVESTMENT COMPANY — 1.6%
T. Rowe Price Reserve Investment Fund		3,835,404	3,835,404

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 4.70% due 9/14/06(2)		35,000	34,664

U.S. GOVERNMENT OBLIGATIONS — 0.4%
Federal National Mtg. Assoc. Disc. Notes 5.00% due 7/5/06		800,000	799,556

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $4,669,618)			4,669,624

REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 6/30/06, to be repurchased 7/03/06 in the amount of $257,078 and collateralized by $280,000 of United States Treasury Bonds, bearing interest at 4.00%, due 2/15/14 and having an approximated value of $263,200.		257,000	257,000
UBS Securities, LLC Joint Repurchase Agreement Account (4)		2,580,000	2,580,000

TOTAL REPURCHASE AGREEMENTS (cost $2,837,000)			2,837,000

TOTAL INVESTMENTS —
(cost $217,383,673)@	101.3%		240,090,756
Liabilities in excess of other assets—	(1.3)		(3,075,004)

NET ASSETS—	100.0%		$237,015,752

#	Security represents an investment in an affiliated company; see Note 3
†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	Consists of more than one class of securities traded together as a unit
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts
(3)	Fair value; see Note 1
(4)	See Note 2 for details of Joint Repurchase Agreements
ADR	American Depository Receipt

Open Futures Contracts
Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	June 30, 2006	Appreciation
3 Long	S&P Barra Value Index	September 2006	$493,823	$514,725	$20,902

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares	Value (Note 1)

Common Stock — 96.6%

CONSUMER DISCRETIONARY — 11.5%

Apparel & Textiles — 1.1%
Cintas Corp.	8,112	$322,533
Coach, Inc.†	31,779	950,192
Crocs, Inc.	15,300	384,795
Foot Locker, Inc.	396	9,698
Polo Ralph Lauren Corp.	1,377	75,598

Automotive — 1.3%
Advanced Auto Parts, Inc.	18,833	544,274
AutoZone, Inc.†	1,232	108,662
BorgWarner, Inc.	97	6,315
Carmax, Inc.†	2,374	84,182
Cummins, Inc.	854	104,401
Goodyear Tire & Rubber Co.†	3,995	44,345
Harley-Davidson, Inc.	10,757	590,452
O’Reilly Automotive, Inc.†	9,152	285,451
PACCAR, Inc.	2,214	182,389
United Auto Group, Inc.	141	3,010

Housing & Household Durables — 1.0%
Beazer Homes USA, Inc.	459	21,054
Black & Decker Corp.	1,575	133,025
Centex Corp.	3,545	178,314
D.R. Horton, Inc.	3,792	90,325
KB HOME	3,140	143,969
Leggett & Platt, Inc.	2,265	56,580
Lennar Corp., Class A	5,139	228,017
MDC Holdings, Inc.	344	17,864
Meritage Corp.†	1,400	66,150
Mohawk Industries, Inc.†	139	9,779
NVR, Inc.†	105	51,581
Pulte Homes, Inc.	5,179	149,103
Ryland Group, Inc.	372	16,208
Sherwin-Williams Co.	1,550	73,594
Standard Pacific Corp.	570	14,649
Toll Brothers, Inc.†	2,962	75,738
Walter Industries, Inc.	981	56,555
Winnebago Industries, Inc.	3,000	93,120

Retail — 8.1%
Abercrombie & Fitch Co., Class A	1,983	109,918
American Eagle Outfitters, Inc.	2,573	87,585
AnnTaylor Stores Corp.†	1,512	65,590
Avery Dennison Corp.	3,626	210,525
Avon Products, Inc.	14,652	454,212
Barnes & Noble, Inc.	270	9,855
Bed Bath & Beyond, Inc.†	15,463	512,908
CDW Corp.	3,325	181,711
Chico’s FAS, Inc.†	4,038	108,945
Circuit City Stores, Inc.	3,653	99,435
Citi Trends, Inc.†	9,000	384,210
Claire’s Stores, Inc.	2,230	56,887
Coldwater Creek, Inc.†	1,347	36,046
Dick’s Sporting Goods, Inc.†	25,323	1,002,791
Dollar General Corp.	15,671	219,081
Dollar Tree Stores, Inc.†	252	6,678
Family Dollar Stores, Inc.	6,773	165,464
Fortune Brands, Inc.	1,134	80,525

Fred’s, Inc.	5,600	74,760
GameStop Corp., Class A†	20,480	860,160
Geox SpA	41,829	497,670
HNI Corp.	2,568	116,459
J.C. Penney Co., Inc.	5,289	357,060
Kohl’s Corp.†	14,200	839,504
Limited Brands	7,691	196,813
Masco Corp.	5,427	160,856
Men’s Wearhouse, Inc.†	2,250	68,175
Michaels Stores, Inc.	4,978	205,293
MSC Industrial Direct Co., Inc., Class A	852	40,530
NetFlix, Inc.†	29,600	805,416
Nordstrom, Inc.	5,320	194,180
Office Depot, Inc.†	6,486	246,468
Petsmart, Inc.	9,958	254,925
RadioShack Corp.	2,331	32,634
Ross Stores, Inc.	10,735	301,117
Staples, Inc.	26,650	648,128
Tiffany & Co.	8,741	288,628
TJX Cos., Inc.	23,525	537,781
Too, Inc.†	30,100	1,155,539
Tractor Supply Co.†	810	44,769
Urban Outfitters, Inc.†	2,587	45,247
W.W. Grainger, Inc.	4,936	371,335
Williams-Sonoma, Inc.†	6,268	213,425
		17,521,588

CONSUMER STAPLES — 2.0%

Food, Beverage & Tobacco — 1.8%
Aqua America, Inc.	1,755	39,996
Brown-Forman Corp., Class B	1,390	99,316
Campbell Soup Co.	3,084	114,447
Constellation Brands, Inc., Class A†	802	20,050
H.J. Heinz Co.	4,290	176,834
Hansen Natural Corp.†	344	65,487
Hershey Foods Corp.	6,096	335,707
Kroger Co.†	2,037	44,529
McCormick & Co., Inc.	5,857	196,502
OSI Restaurant Partners, Inc.†	2,896	100,202
Pepsi Bottling Group, Inc.	1,601	51,472
Sara Lee Corp.	9,014	144,404
Tim Hortons, Inc.	3,854	99,241
TomTom NV	12,884	500,704
UST, Inc.	2,023	91,419
Whole Foods Market, Inc.	3,158	204,133
Wm. Wrigley Jr. Co.	7,543	342,151

Household & Personal Products — 0.2%
Alberto-Culver Co., Class B	374	18,221
Church & Dwight, Inc.	1,457	53,064
Estee Lauder Cos., Inc., Class A	2,803	108,392
Jarden Corp.†	540	16,443
Newell Rubbermaid, Inc.	3,838	99,135
Scotts Miracle-Gro Co., Class A	793	33,560

Oil & Gas — 0.0%
Burger King Holdings, Inc.†	564	10,547
		2,965,956
EDUCATION — 0.5%

Education — 0.5%
Apollo Group, Inc., Class A†	4,963	256,438
Career Education Corp.†	4,402	131,576
ITT Educational Services, Inc.†	3,086	203,090

Laureate Education, Inc.†	829	35,340
Universal Technical Institute, Inc.†	2,900	63,858
		690,302

ENERGY — 7.3%

Energy Services — 3.5%
Bill Barrett Corp.†	13,800	408,618
BJ Services Co.	18,948	706,002
Cheniere Energy, Inc.†	1,236	48,204
CONSOL Energy, Inc.	23,330	1,089,978
Dresser-Rand Group, Inc.†	705	16,553
Helix Energy Solutions Group, Inc.†	1,769	71,397
Nabors Industries, Ltd.†	6,200	209,498
Oceaneering International, Inc.†	1,212	55,570
Patterson-UTI Energy, Inc.	3,866	109,446
Pride International, Inc.†	2,968	92,691
Rowan Cos., Inc.	2,313	82,320
Smith International, Inc.	15,824	703,693
Southwestern Energy Co.†	3,780	117,785
St. Mary Land & Exploration Co.	1,288	51,842
Sunoco, Inc.	1,501	104,004
Suntech Power Holdings Co., Ltd. ADR†	24,900	703,425
Superior Energy Services, Inc.†	1,799	60,986
TETRA Technologies, Inc.†	1,610	48,767
Tidewater, Inc.	789	38,819
Todco†	1,394	56,945
Unit Corp.†	1,043	59,336
W&T Offshore, Inc.	401	15,595
Weatherford International, Ltd.†	9,200	456,504
Western Gas Resources, Inc.	1,427	85,406

Energy Sources — 3.8%
Cabot Oil & Gas Corp.	5,800	284,200
Covanta Holding Corp.†	2,570	45,361
Denbury Resources, Inc.†	2,684	85,002
Diamond Offshore Drilling, Inc.	11,830	992,892
ENSCO International, Inc.	3,467	159,551
Evergreen Solar, Inc.†	44,900	582,802
FMC Technologies, Inc.†	1,541	103,956
Foundation Coal Holdings, Inc.	11,727	550,348
Frontier Oil Corp.	1,374	44,518
Global Industries, Ltd.†	1,990	33,233
Grant Prideco, Inc.†	12,152	543,802
Helmerich & Payne, Inc.	1,185	71,408
Holly Corp.	1,083	52,201
Massey Energy Co.	1,848	66,528
Murphy Oil Corp.	6,800	379,848
National-Oilwell Varco, Inc.†	3,684	233,271
NRG Energy, Inc.†	923	44,470
Plains Exploration & Production Co.†	1,774	71,918
Quicksilver Resources, Inc.†	1,410	51,902
Range Resources Corp.	22,059	599,784
Ultra Petroleum Corp.†	6,100	361,547
VeraSun Energy Corp.	600	15,744
XTO Energy, Inc.	8,333	368,902
		11,136,572

FINANCE — 7.8%

Banks — 1.5%
Bank of Hawaii Corp.	744	36,902
City National Corp.	1,000	65,090
Commerce Bancorp, Inc.	4,153	148,138
Cullen/Frost Bankers, Inc.	511	29,280
East-West Bancorp, Inc.	3,962	150,199

Hudson City Bancorp, Inc.	6,510	86,778
Investors Financial Services Corp.	10,682	479,622
Northern Trust Corp.	8,645	478,068
Peoples Bank	1,315	43,198
State Street Corp.	3,800	220,742
SVB Financial Group†	2,300	104,558
Synovus Financial Corp.	12,010	321,628
TCF Financial Corp.	1,130	29,889
UCBH Holdings, Inc.	4,400	72,776

Financial Services — 5.6%
Affiliated Managers Group, Inc.†	1,606	139,545
AmeriCredit Corp.†	703	19,628
BlackRock, Inc., Class A	1,547	215,296
CapitalSource, Inc.†	1,369	32,117
CBOT Holdings, Inc., Class A†	5,391	644,710
Charles Schwab Corp.	6,800	108,664
Chicago Merchantile Exchange Holdings, Inc.	1,000	491,150
Dun & Bradstreet Corp.†	3,794	264,366
E*TRADE Financial Corp.†	42,983	980,872
Eaton Vance Corp.	8,308	207,368
Equifax, Inc.	5,997	205,937
Federated Investors, Inc., Class B	5,014	157,941
Fidelity National Information Services, Inc.	3,518	124,537
First Horizon National Corp.	1,600	64,320
First Marblehead Corp.	689	39,232
H&R Block, Inc.	11,704	279,257
IndyMac Bancorp, Inc.	321	14,718
IntercontinentalExchange, Inc.†	460	26,652
Investment Technology Group, Inc.†	976	49,639
Janus Capital Group, Inc.	5,905	105,700
Lazard, Ltd.	2,100	84,840
Legg Mason, Inc.	3,913	389,422
Mellon Financial Corp.	5,400	185,922
MoneyGram International, Inc.	15,010	509,590
Moody’s Corp.	8,100	441,126
Nasdaq Stock Market, Inc.†	23,131	691,617
Nelnet, Inc., Class A†	380	15,409
Nuveen Investments, Inc., Class A	18,386	791,517
NYSE Group, Inc.	1,786	122,305
OptionsXpress Holdings, Inc.	3,400	79,254
T. Rowe Price Group, Inc.	5,987	226,368
TD Ameritrade Holding Corp.	53,325	789,743

Insurance — 0.7%
Ambac Financial Group, Inc.	1,703	138,113
Arch Capital Group, Ltd.†	2,900	172,434
Arthur J. Gallagher & Co.	661	16,750
Axis Capital Holdings, Ltd.	2,600	74,386
Brown & Brown, Inc.	5,332	155,801
CNA Financial Corp.†	60	1,978
HCC Insurance Holdings, Inc.	1,359	40,009
Markel Corp.†	340	117,980
Marsh & McLennan Cos., Inc.	3,200	86,048
MBIA, Inc.	1,600	93,680
Philadelphia Consolidated Holding Co.†	1,024	31,089
Transatlantic Holdings, Inc.#	219	12,242
W.R. Berkley Corp.	1,965	67,065
Willis Group Holdings, Ltd.	2,700	86,670
		11,859,875

HEALTHCARE — 15.5%

Drugs — 5.8%
Abraxis Bioscience, Inc.†	576	13,732

Alkermes, Inc.†	29,100	550,572
Allergan, Inc.	7,631	818,501
Amylin Pharmaceuticals, Inc.†	20,106	992,633
Auxilium Pharmaceuticals, Inc.†	58,800	457,464
Barr Pharmaceuticals, Inc.†	2,394	114,170
Cephalon, Inc.†	4,469	268,587
CV Therapeutics, Inc.†	35,800	500,126
Elan Corp. PLC ADR†	40,200	671,340
Endo Pharmaceuticals Holdings, Inc.†	3,000	98,940
Forest Laboratories, Inc.†	7,347	284,255
Genzyme Corp.†	1,300	79,365
Hospira, Inc.†	3,522	151,235
ImClone Systems, Inc.†	1,567	60,549
Integra LifeSciences Holdings Corp.†	1,400	54,334
Invitrogen Corp.†	2,034	134,386
Kos Pharmaceuticals, Inc.†	374	14,070
Martek Biosciences Corp.†	2,200	63,690
Millennium Pharmaceuticals, Inc.†	12,118	120,817
Mylan Laboratories, Inc.	4,740	94,800
Myogen, Inc.†	2,100	60,900
Neurocrine Biosciences, Inc.†	1,800	19,080
Omnicare, Inc.	3,022	143,303
OSI Pharmaceuticals, Inc.†	2,800	92,288
Pharmaceutical Product Development, Inc.†	36,677	1,288,096
Sepracor, Inc.†	5,752	328,669
Shionogi & Co., Ltd.	21,000	374,345
Theravance, Inc.†	3,300	75,504
Vertex Pharmaceuticals, Inc.†	22,942	842,201

Health Services — 5.0%
Brookdale Senior Living, Inc.†	274	12,259
Cerner Corp.†	12,450	462,020
Charles River Laboratories International, Inc.†	2,688	98,918
Community Health Systems, Inc.†	1,352	49,686
Covance, Inc.†	23,182	1,419,202
Coventry Health Care, Inc.†	10,469	575,167
Dade Behring Holdings, Inc.	4,365	181,759
Emdeon Corp.†	6,187	76,781
Express Scripts, Inc.†	5,874	421,401
Health Management Associates, Inc., Class A	4,095	80,712
Health Net, Inc.†	2,395	108,182
Healthways, Inc.†	1,700	89,488
Henry Schein, Inc.†	5,491	256,594
Humana, Inc.†	10,012	537,644
IMS Health, Inc.	3,219	86,430
Intuitive Surgical, Inc.†	5,424	639,869
Laboratory Corp. of America Holdings†	6,511	405,180
LifePoint Hospitals, Inc.†	2,656	85,337
Lincare Holdings, Inc.†	7,356	278,351
Manor Care, Inc.	3,981	186,789
Medco Health Solutions, Inc.†	4,100	234,848
Patterson Cos., Inc.†	7,126	248,911
PDL BioPharma, Inc.†	6,181	113,792
Pediatrix Medical Group, Inc.†	1,093	49,513
Qiagen NV†	7,900	108,388
Quest Diagnostics, Inc.	8,120	486,550
Sierra Health Services, Inc.†	1,262	56,828
Tenet Healthcare Corp.†	7,226	50,438
Triad Hospitals, Inc.†	326	12,903
Universal Health Services, Inc., Class B	237	11,912
VCA Antech, Inc.†	1,873	59,805
Weight Watchers International, Inc.†	1,043	42,648
WellCare Health Plans, Inc.†	737	36,150

Medical Products — 4.7%
Advanced Medical Optics, Inc.†	1,548	78,484

American Medical Systems Holdings, Inc.†	7,300	121,545
AmerisourceBergen Corp.	918	38,483
ArthroCare Corp.†	1,900	79,819
AtheroGenics, Inc.†	3,900	50,895
Bausch & Lomb, Inc.	197	9,661
Beckman Coulter, Inc.	1,308	72,659
Becton Dickinson & Co.	1,900	116,147
Biomet, Inc.	11,048	345,692
C.R. Bard, Inc.	5,635	412,820
Celgene Corp.†	14,632	693,996
Cooper Cos., Inc.	504	22,322
Cytyc Corp.†	2,578	65,378
DaVita, Inc.†	6,129	304,611
Decode Genetics, Inc.†	7,500	46,425
DENTSPLY International, Inc.	3,880	235,128
Edwards Lifesciences Corp.†	3,729	169,409
Gen-Probe, Inc.†	3,263	176,137
Hillenbrand Industries, Inc.	584	28,324
Hologic, Inc.†	28,376	1,400,639
IDEXX Laboratories, Inc.†	711	53,417
Kinetic Concepts, Inc.†	989	43,664
Kyphon, Inc.†	16,900	648,284
MedImmune, Inc.†	11,808	319,997
Nektar Therapeutics†	4,900	89,866
ResMed, Inc.†	5,300	248,835
Respironics, Inc.†	5,638	192,932
St. Jude Medical, Inc.†	13,338	432,418
Techne Corp.†	3,788	192,885
Varian Medical Systems, Inc.†	7,062	334,386
Ventana Medical Systems, Inc.†	2,500	117,950
Zimmer Holdings, Inc.†	1,300	73,736
		23,549,351

INDUSTRIAL & COMMERCIAL — 11.9%

Aerospace & Military Technology — 1.5%
Alliant Techsystems, Inc.†	280	21,378
DRS Technologies, Inc.	270	13,162
Empresa Brasileira de Aeronautica SA ADR	6,200	226,114
Goodrich Corp.	2,601	104,794
Rockwell Automation, Inc.	4,002	288,184
Rockwell Collins, Inc.	20,257	1,131,759
Textron, Inc.	2,739	252,481
TransDigm Group, Inc.†	11,000	263,450

Business Services — 5.2%
Alliance Data Systems Corp.†	1,831	107,699
Allied Waste Industries, Inc.†	315	3,578
Applera Corp. - Applied Biosystems Group	3,358	108,631
ARAMARK Corp., Class B	2,669	88,371
Brink’s Co.	846	47,723
Cogent, Inc.†	9,300	140,151
Convergys Corp.†	174	3,393
Copart, Inc.†	1,596	39,198
Corporate Executive Board Co.	4,202	421,040
DeVry, Inc.†	3,000	65,910
Donaldson Co., Inc.	1,667	56,461
Fastenal Co.	5,433	218,896
Fluor Corp.	6,474	601,629
Focus Media Holding, Ltd. ADR†	8,900	579,924
Getty Images, Inc.†	5,771	366,516
Harsco Corp.	946	73,750
Harte-Hanks, Inc.	4,611	118,226
Hewitt Associates, Inc., Class A†	111	2,495
Interpublic Group Cos., Inc.†	9,835	82,122
Iron Mountain, Inc.†	12,809	478,801

Jacobs Engineering Group, Inc.†	1,321	105,205
Manpower, Inc.	3,194	206,332
Monsanto Co.	1,500	126,285
Monster Worldwide, Inc.†	21,587	920,902
Pall Corp.	3,204	89,712
Paychex, Inc.	16,627	648,121
Pool Corp.	1,194	52,094
Quanta Services, Inc.†	1,116	19,340
Republic Services, Inc.	2,529	102,020
Ritchie Bros. Auctioneers, Inc.	4,200	223,356
Robert Half International, Inc.	9,589	402,738
Stericycle, Inc.†	10,798	702,950
URS Corp.†	13,265	557,130
WESCO International, Inc.†	1,091	75,279

Electrical Equipment — 0.6%
American Power Conversion Corp.	6,996	136,352
Ametek, Inc.	6,198	293,661
Hubbell, Inc., Class B	387	18,441
Jabil Circuit, Inc.	9,114	233,318
Roper Industries, Inc.	6,258	292,562

Machinery — 2.2%
AGCO Corp.†	139	3,658
Cameron International Corp.	12,704	606,870
Dover Corp.	4,114	203,355
Flowserve Corp.†	192	10,925
Formfactor, Inc.†	18,900	843,507
Gardner Denver, Inc.†	1,180	45,430
Graco, Inc.	4,743	218,083
IDEX Corp.	2,903	137,022
JLG Industries, Inc.	2,398	53,955
Joy Global, Inc.	2,787	145,175
Lincoln Electric Holdings, Inc.	957	59,956
Manitowoc Co., Inc.	1,380	61,410
Mettler-Toledo International, Inc.†	919	55,664
Parker-Hannifin Corp.	1,158	89,861
Pentair, Inc.	866	29,608
Precision Castparts Corp.	8,547	510,769
Snap-On, Inc.	165	6,669
Stanley Works	1,282	60,536
Terex Corp.†	536	52,903
Toro Co.	961	44,879
Zebra Technologies Corp., Class A†	3,295	112,557

Multi-Industry — 0.4%
American Standard Cos., Inc.	4,016	173,772
Danaher Corp.	1,200	77,184
Eagle Materials, Inc.	1,134	53,865
ITT Industries, Inc.	3,986	197,307
Trinity Industries, Inc.	1,677	67,751

Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	27,316	1,455,943
Con Way, Inc.†	1,166	67,546
CSX Corp.	2,443	172,085
Expeditors International of Washington, Inc.	9,410	527,054
GATX Corp.	534	22,695
J.B. Hunt Transport Services, Inc.	2,468	61,478
Kansas City Southern†	614	17,008
Kirby Corp.†	1,188	46,926
Landstar System, Inc.	6,229	294,196
Oshkosh Truck Corp., Class B	1,660	78,883
Swift Transportation Co., Inc.†	556	17,658
UTI Worldwide, Inc.	11,200	282,576
		18,078,353

INFORMATION & ENTERTAINMENT — 9.8%

Broadcasting & Media — 1.8%
Acxiom Corp.	1,955	48,875
Cablevision Systems Corp., Class A	2,456	52,681
Citadel Broadcasting Corp.	7,200	64,080
Clear Channel Outdoor Holdings, Inc., Class A	12,198	255,670
Discovery Holding Co.†	1,781	26,056
Dow Jones & Co., Inc.	1,334	46,703
E.W. Scripps Co., Class A	3,991	172,172
John Wiley & Sons, Inc., Class A	997	33,100
Lamar Advertising Co., Class A†	7,667	412,945
Liberty Global, Inc., Class A†	3,751	80,647
McGraw-Hill Cos., Inc.	1,600	80,368
Meredith Corp.	2,701	133,808
Omnicom Group, Inc.	3,600	320,724
Radio One, Inc., Class D†	11,100	82,140
Salem Communications Corp., Class A	5,400	70,254
Sirius Satellite Radio, Inc.†	31,657	150,371
Univision Communications, Inc., Class A†	8,866	297,011
Washington Post Co., Class B	25	19,500
WPP Group PLC ADR	4,601	277,394
XM Satellite Radio Holdings, Inc., Class A†	5,825	85,336

Entertainment Products — 0.9%
Dreamworks Animation SKG, Inc., Class A†	2,776	63,571
Harman International Industries, Inc.	3,708	316,552
International Game Technology	15,345	582,189
Las Vegas Sands Corp.†	1,700	132,362
Liberty Media Holding Corp.†	12,128	209,329
Walt Disney Co.	3,169	95,070
Warner Music Group Corp.	1,119	32,988

Leisure & Tourism — 7.1%
AMR Corp.†	3,626	92,173
Boyd Gaming Corp.	4,785	193,123
Brinker International, Inc.†	1,912	69,406
Brunswick Corp.	1,901	63,208
California Pizza Kitchen, Inc.†	27,200	747,456
Cheesecake Factory, Inc.†	4,433	119,469
Choice Hotels International, Inc.	4,857	294,334
Continental Airlines, Inc., Class B†	1,977	58,915
Darden Restaurants, Inc.	3,341	131,636
Expedia, Inc.†	456	6,826
GTECH Holdings Corp.	2,871	99,853
Harrah’s Entertainment, Inc.	12,474	887,899
Hilton Hotels Corp.	21,271	601,544
JetBlue Airways Corp.†	42,800	519,592
Live Nation, Inc.†	30,500	620,980
Marriott International, Inc., Class A	8,800	335,456
MGM Mirage, Inc.†	2,697	110,038
Panera Bread Co., Class A†	21,077	1,417,218
Penn National Gaming, Inc.†	1,630	63,211
Regal Entertainment Group, Class A	1,422	28,895
Royal Caribbean Cruises, Ltd.	4,900	187,425
Scientific Games Corp., Class A†	1,492	53,145
Shuffle Master, Inc.†	5,875	192,583
SkyWest, Inc.	16,100	399,280
Southwest Airlines Co.	29,194	477,906
Starwood Hotels & Resorts Worldwide, Inc.	18,680	1,127,151
Station Casinos, Inc.	13,041	887,831
Thor Industries, Inc.	3,103	150,340
US Airways Group, Inc.†	1,371	69,290
Wendy’s International, Inc.	1,073	62,545
WMS Industries, Inc.†	2,800	76,692

Wynn Resorts, Ltd.†	4,709	345,170
Yum! Brands, Inc.	6,131	308,205
		14,940,691
INFORMATION TECHNOLOGY — 24.8%

Communication Equipment — 1.5%
Marvell Technology Group, Ltd.†	25,800	1,143,714
Network Appliance, Inc.†	25,736	908,481
Symbol Technologies, Inc.	20,538	221,605

Computer Services — 3.0%
Affiliated Computer Services, Inc., Class A†	1,053	54,345
Autodesk, Inc.†	5,208	179,468
Ceridian Corp.†	2,984	72,929
CheckFree Corp.†	6,965	345,185
Cognizant Technology Solutions Corp., Class A†	27,201	1,832,531
Digital River, Inc.†	3,600	145,404
DST Systems, Inc.†	2,933	174,514
Electronic Data Systems Corp.	6,557	157,762
FactSet Research Systems, Inc.	3,789	179,220
Fair Isaac Corp.	3,836	139,285
FileNET Corp.†	3,800	102,334
Global Payments, Inc.	4,720	229,156
LECG Corp.†	3,500	64,645
Navteq Corp.†	9,894	442,064
Reynolds & Reynolds Co., Class A	1,088	33,369
Synopsys, Inc.†	3,992	74,930
VeriSign, Inc.†	12,784	296,205

Computer Software — 4.8%
Activision, Inc.†	79,279	902,195
Adobe Systems, Inc.†	8,200	248,952
Avid Technology, Inc.†	2,000	66,660
BMC Software, Inc.†	4,798	114,672
CA, Inc.	1,566	32,181
Check Point Software Technologies, Ltd.†	5,750	101,085
ChoicePoint, Inc.†	6,274	262,065
Citrix Systems, Inc.†	7,907	317,387
Cognos, Inc.†	4,600	130,870
CSR, PLC†	39,070	909,935
Electronic Arts, Inc.†	8,549	367,949
Fiserv, Inc.†	5,811	263,587
Hyperion Solutions Corp.†	3,000	82,800
Intuit, Inc.†	9,225	557,098
Mastercard, Inc.†	1,388	66,624
McAfee, Inc.†	10,627	257,917
Mercury Interactive Corp.†	2,600	90,922
National Instruments Corp.	4,917	134,726
Red Hat, Inc.†	31,946	747,536
Salesforce.com, Inc.†	12,604	336,023
Satyam Computer Services Ltd. ADR	5,000	165,700
SEI Investments Co.	3,517	171,911
THQ, Inc.†	4,200	90,720
Total System Services, Inc.	846	16,286
Verifone Holdings, Inc.†	30,676	935,004

Computers & Business Equipment — 0.9%
Arrow Electronics, Inc.†	382	12,300
Cadence Design Systems, Inc.†	9,850	168,927
Diebold, Inc.	1,218	49,475
Electronics for Imaging, Inc.†	9,600	200,448
Jack Henry & Associates, Inc.	4,200	82,572
Lexmark International, Inc., Class A†	1,812	101,164
Millipore Corp.†	2,999	188,907
NCR Corp.†	862	31,584

Pitney Bowes, Inc.	2,938	121,339
SanDisk Corp.†	4,404	224,516
Steelcase, Inc., Class A	1,353	22,257
Western Digital Corp.†	4,976	98,575

Electronics — 8.5%
Advanced Micro Devices, Inc.†	4,400	107,448
Agere Systems, Inc.†	3,818	56,125
Altera Corp.†	31,295	549,227
Amphenol Corp., Class A	2,020	113,039
Analog Devices, Inc.	20,142	647,364
Avnet, Inc.†	1,335	26,727
AVX Corp.	515	8,132
Broadcom Corp., Class A†	11,175	335,809
Cree, Inc.†	9,777	232,302
Cymer, Inc.†	2,300	106,858
Cypress Semiconductor Corp.†	2,812	40,886
Dolby Laboratories, Inc., Class A†	5,289	123,234
Energizer Holdings, Inc.†	1,117	65,423
Fairchild Semiconductor International, Inc., Class A†	1,409	25,602
Fisher Scientific International, Inc.†	1,657	121,044
FLIR Systems, Inc.†	2,600	57,356
Freescale Semiconductor, Inc., Class B†	4,208	123,715
Garmin, Ltd.	16,300	1,718,672
Gentex Corp.	6,937	97,118
II-VI, Inc.†	3,000	54,900
Integrated Device Technology, Inc.†	46,896	664,985
International Rectifier Corp.†	31,587	1,234,420
Intersil Corp., Class A	5,993	139,337
KLA-Tencor Corp.	5,341	222,025
L-3 Communications Holdings, Inc.	10,198	769,133
Lam Research Corp.†	5,571	259,720
Linear Technology Corp.	20,145	674,656
LSI Logic Corp.†	6,440	57,638
Maxim Integrated Products, Inc.	19,676	631,796
MEMC Electronic Materials, Inc.†	3,129	117,337
Microchip Technology, Inc.	17,783	596,620
Micron Technology, Inc.†	7,455	112,272
Molex, Inc.	3,096	103,933
National Semiconductor Corp.	22,011	524,962
Novellus Systems, Inc.†	1,136	28,059
NVIDIA Corp.†	7,947	169,192
PerkinElmer, Inc.	1,479	30,911
PMC-Sierra, Inc.†	4,655	43,757
QLogic Corp.†	7,438	128,231
Rambus, Inc.†	1,781	40,625
Sanmina-SCI Corp.†	4,805	22,103
Semtech Corp.†	3,700	53,465
Silicon Laboratories, Inc.†	9,228	324,364
Solectron Corp.†	9,190	31,430
Spansion, Inc.	175	2,789
Tektronix, Inc.	1,346	39,599
Teradyne, Inc.†	16,046	223,521
Thermo Electron Corp.†	2,607	94,478
Thomas & Betts Corp.†	1,407	72,179
Trimble Navigation, Ltd.†	1,232	54,996
Vishay Intertechnology, Inc.†	797	12,537
Waters Corp.†	6,134	272,350
Xilinx, Inc.	24,545	555,944

Internet Content — 0.8%
Amazon.com, Inc.†	10,937	423,043
Ctrip. Com International, Ltd. ADR	16,100	821,905
Nutri/Systems, Inc.†	724	44,982
WebMD Health Corp.†	159	7,521

Internet Software — 1.4%
Akamai Technologies, Inc.†	3,483	126,050
BEA Systems, Inc.†	8,782	114,956
Equinix, Inc.†	15,700	861,302
F5 Networks, Inc.†	2,514	134,449
Internet Security Systems, Inc.†	3,900	73,515
Redback Networks, Inc.†	34,200	627,228
SINA Corp.†	2,100	52,458
Websense, Inc.†	4,800	98,592

Telecommunications — 3.9%
ADC Telecommunications, Inc.†	2,342	39,486
Amdocs, Ltd.†	33,700	1,233,420
American Tower Corp., Class A†	52,360	1,629,443
Avaya, Inc.†	812	9,273
CIENA Corp.†	2,915	14,021
Citizens Communications Co.	3,011	39,294
Comverse Technology, Inc.†	3,662	72,398
Crown Castle International Corp.†	21,812	753,387
EchoStar Communications Corp., Class A†	4,639	142,928
Harris Corp.	3,027	125,651
IAC/Interactive Corp.†	1,594	42,225
JDS Uniphase Corp.†	36,800	93,104
Juniper Networks, Inc.†	16,662	266,425
Leap Wireless International, Inc.	384	18,221
Level 3 Communications, Inc.†	19,092	84,768
Lucent Technologies, Inc.†	54,338	131,498
NeuStar, Inc., Class A†	5,707	192,611
NII Holdings, Inc.†	8,005	451,322
Rogers Communications, Inc., Class B	6,350	256,540
SBA Communications Corp., Class A†	7,323	191,423
Telephone & Data Systems, Inc.	1,322	54,731
United States Cellular Corp.†	207	12,544
West Corp.†	675	32,339
		37,663,413

MATERIALS — 2.6%

Chemicals — 0.8%
Air Products & Chemicals, Inc.	591	37,777
Airgas, Inc.	1,429	53,230
Cabot Corp.	589	20,332
Celanese Corp.	921	18,807
Ecolab, Inc.	11,166	453,116
Huntsman Corp.†	1,441	24,958
International Flavors & Fragrances, Inc.	1,391	49,019
Nalco Holding Co.†	2,394	42,206
PPG Industries, Inc.	474	31,284
Praxair, Inc.	2,000	108,000
Rohm & Haas Co.	540	27,065
ServiceMaster Co.	1,979	20,443
Sigma-Aldrich Corp.	1,749	127,048
Symyx Technologies, Inc.†	2,100	50,715
Valhi, Inc.	164	4,026
Valspar Corp.	5,800	153,178

Forest Products — 0.2%
Aventine Renewable Energy Holdings, Inc.†	2,100	81,690
Delta & Pine Land Co.	3,400	99,960
Owens-Illinois, Inc.†	3,457	57,939
Packaging Corp. of America	1,830	40,297
Pactiv Corp.†	3,182	78,754
Rayonier, Inc.	157	5,952

Metals & Minerals — 1.5%
Allegheny Technologies, Inc.	2,261	156,552
Arch Coal, Inc.	3,224	136,601
Ball Corp.	2,360	87,414
Carlisle Cos., Inc.	593	47,025
Carpenter Technology Corp.	536	61,908
Crown Holdings, Inc.†	3,782	58,886
Florida Rock Industries, Inc.	1,081	53,693
Freeport-McMoRan Copper & Gold, Inc., Class B	2,286	126,667
Martin Marietta Materials, Inc.	7,731	704,681
Southern Copper Corp.	153	13,637
Timken Co.	146	4,892
Titanium Metals Corp.†	1,675	57,586
Urasia Energy Ltd.	232,100	582,826
USG Corp.†	392	28,589
Vulcan Materials Co.	2,268	176,904

Plastic — 0.1%
Sealed Air Corp.	1,958	101,973
		3,985,630

REAL ESTATE — 1.2%

Real Estate Companies — 0.3%
CB Richard Ellis Group, Inc., Class A†	4,172	103,883
Corrections Corp. of America†	597	31,605
Forest City Enterprises, Inc., Class A	1,588	79,257
Hanover Insurance Group, Inc.	414	19,648
Jones Lang LaSalle, Inc.	807	70,653
St. Joe Co.	1,681	78,234

Real Estate Investment Trusts — 0.9%
Developers Diversified Realty Corp.	1,046	54,580
Essex Property Trust, Inc.	233	26,017
Federal Realty Investment Trust	623	43,610
General Growth Properties, Inc.	2,004	90,300
Global Signal, Inc.	385	17,833
Host Marriott Corp.	28,158	615,816
Kilroy Realty Corp.	723	52,237
Macerich Co.	1,618	113,584
Pan Pacific Retail Properties, Inc.	190	13,180
Public Storage, Inc.	840	63,756
Shurgard Storage Centers, Inc., Class A	1,066	66,625
SL Green Realty Corp.	974	106,624
Taubman Centers, Inc.	640	26,176
United Dominion Realty Trust, Inc.	3,027	84,786
Ventas, Inc.	1,398	47,364
Weingarten Realty Investors, Inc.	447	17,111
		1,822,879

UTILITIES — 1.7%

Electric Utilities — 0.8%
AES Corp.†	32,742	604,090
Allegheny Energy, Inc.†	3,683	136,529
Constellation Energy Group, Inc.	512	27,914
DPL, Inc.	488	13,078
Renewable Energy Corp.	35,000	500,428

Gas & Pipeline Utilities — 0.9%
Cnx Gas Corp.†	629	18,870
Compton Petroleum Corp.	8,600	99,244
El Paso Corp.	13,913	208,695
Equitable Resources, Inc.	2,360	79,060
Kinder Morgan, Inc.	2,401	239,836
Questar Corp.	1,709	137,558
Williams Cos., Inc.	22,898	534,897
		2,600,199

TOTAL COMMON STOCK (cost $129,112,101)		146,814,381

Exchange Traded Funds — 1.7%

ENERGY — 0.7%

Energy Services — 0.7%
Oil Service HOLDRs Trust		7,200	1,075,824

FINANCE — 1.0%

Financial Services — 1.0%
iShares Russell Midcap Growth Index Fund		15,100	1,448,392

TOTAL EXCHANGE TRADED FUNDS(cost $2,250,859)			2,524,216

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $131,362,960)			149,338,597

Short-Term Investment Securities — 0.8%

REGISTERED INVESTMENT COMPANY — 0.1%
T. Rowe Price Reserve Investment Fund		156,711	156,711

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 4.70% due 09/14/06(1)		60,000	59,423

U.S. GOVERNMENT AGENCIES — 0.7%
Federal National Mtg. Assoc. Disc. Notes 5.00% due 07/05/06		1,000,000	999,444

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,215,568)			1,215,578

Repurchase Agreements — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/30/06, to be repurchased 07/03/06 in the amount of $218,066 and collateralized by $240,000 of United States Treasury Bonds, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $225,600		218,000	218,000
UBS Securities, LLC Joint Repurchase Agreement Account (2)		1,345,000	1,345,000
TOTAL REPURCHASE AGREEMENTS (cost $1,563,000)			1,563,000

TOTAL INVESTMENTS —
(cost $134,141,528) @	100.1%		152,117,175
Liabilities in excess of other assets—	(0.1)		(202,022)

NET ASSETS—	100.0%		$151,915,153

†	Non-income producing security
@	See Note 3 for cost of investment on a tax basis
#	Security represents an investment in an affiliated company.
(1)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(2)	See Note 2 for detail of Joint Repurchase Agreement
(3)	Consist of more than one class of securities traded together as a unit
ADR	— American Depository Receipt

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	June 30, 2006	Appreciation

3 Long	S&P Midcap 400 Index	September 2006	$1,082,798	$1,157,400	$74,602

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares	Value (Note 1)

Common Stock — 97.7%

CONSUMER DISCRETIONARY — 7.8%

Apparel & Textiles — 0.9%
Foot Locker, Inc.	51,286	$1,255,994
Jones Apparel Group, Inc.	3,823	121,533
Liz Claiborne, Inc.	3,549	131,526
V.F. Corp.	2,982	202,538

Automotive — 2.1%
Autoliv, Inc.	11,457	648,122
AutoNation, Inc.†	5,344	114,575
BorgWarner, Inc.	1,798	117,050
Cummins, Inc.	7,390	903,428
Ford Motor Co.	61,291	424,747
Genuine Parts Co.	33,365	1,389,986
PACCAR, Inc.	2,327	191,698
TRW Automotive Holdings Corp.†	1,480	40,374
United Auto Group, Inc.	1,651	35,249

Housing & Household Durables — 1.2%
Beazer Homes USA, Inc.	680	31,192
Black & Decker Corp.	209	17,652
Centex Corp.	2,247	113,024
D.R. Horton, Inc.	4,906	116,861
KB HOME	1,323	60,660
Leggett & Platt, Inc.	2,780	69,444
Lennar Corp., Class A	22,029	977,427
MDC Holdings, Inc.	654	33,962
Mohawk Industries, Inc.†	4,984	350,625
Pulte Homes, Inc.	3,641	104,824
Ryland Group, Inc.	988	43,047
Sherwin-Williams Co.	1,499	71,173
Standard Pacific Corp.	1,396	35,877
Toll Brothers, Inc.†	3,542	90,569
Whirlpool Corp.	2,476	204,641

Retail — 3.6%
AnnTaylor Stores Corp.†	185	8,025
Barnes & Noble, Inc.	1,360	49,640
BJ’s Wholesale Club, Inc.†	2,294	65,035
Circuit City Stores, Inc.	531	14,454
Dillard’s, Inc., Class A	2,125	67,681
Dollar General Corp.	718	10,038
Dollar Tree Stores, Inc.†	3,205	84,932
Family Dollar Stores, Inc.	2,453	59,927
Federated Department Stores, Inc.	27,376	1,001,962
Fortune Brands, Inc.	3,272	232,345
J.C. Penney Co., Inc.	24,048	1,623,480
Masco Corp.	5,315	157,537
Officemax, Inc.	30,516	1,243,527
RadioShack Corp.	1,085	15,190
Rite Aid Corp.†	17,962	76,159
Ross Stores, Inc.	23,524	659,848
Saks, Inc.†	4,623	74,754
SUPERVALU, Inc.	6,950	213,365
Tiffany & Co.	1,917	63,299
W.W. Grainger, Inc.	14,635	1,100,991
		14,719,987

CONSUMER STAPLES — 6.3%

Food, Beverage & Tobacco — 4.0%
Aqua America, Inc.	1,755	39,996
Campbell Soup Co.	3,434	127,436
Coca-Cola Enterprises, Inc.	10,372	211,278
ConAgra Foods, Inc.	17,639	389,998
Constellation Brands, Inc., Class A†	5,539	138,475
Corn Products International, Inc.	2,518	77,051
Dean Foods Co.†	4,619	171,780
Del Monte Foods Co.	6,782	76,162
H.J. Heinz Co.	4,915	202,596
Hershey Foods Corp.	725	39,926
Hormel Foods Corp.	2,506	93,073
J. M. Smucker Co.	1,977	88,372
Kroger Co.†	53,680	1,173,445
Loews Corp.-Carolina Group	3,168	162,740
McCormick & Co., Inc.	949	31,839
Molson Coors Brewing Co., Class B	1,658	112,545
OSI Restaurant Partners, Inc.†	16,347	565,606
Pepsi Bottling Group, Inc.	13,157	422,997
PepsiAmericas, Inc.	2,119	46,851
Reynolds American, Inc.	6,266	722,470
Safeway, Inc.	56,462	1,468,012
Sara Lee Corp.	12,237	196,037
Smithfield Foods, Inc.†	26,301	758,258
Tyson Foods, Inc., Class A	7,544	112,104
UST, Inc.	2,434	109,992

Household & Personal Products — 2.3%
Alberto-Culver Co., Class B	2,083	101,484
American Greetings Corp., Class A	33,800	710,138
Clorox Co.	18,739	1,142,517
Jarden Corp.†	830	25,273
Newell Rubbermaid, Inc.	74,030	1,912,195
Scotts Miracle-Gro Co., Class A	396	16,759
Tupperware Corp.	23,500	462,715
		11,910,120

EDUCATION — 0.0%

Education — 0.0%
Laureate Education, Inc.†	233	9,933

ENERGY — 8.0%

Energy Services — 3.1%
BJ Services Co.	30,208	1,125,550
Halliburton Co.	15,100	1,120,571
Hess Corp.*	8,218	434,321
Noble Energy, Inc.	6,017	281,957
Pride International, Inc.†	1,028	32,104
Rowan Cos., Inc.	258	9,182
SCANA Corp.	3,922	151,311
SEACOR Holdings, Inc.†	768	63,053
Sempra Energy	8,799	400,178
Sierra Pacific Resources†	10,022	140,308
Southern Union Co.	3,385	91,598
Southwest Gas Corp.	11,100	347,874
Sunoco, Inc.	2,243	155,417
TECO Energy, Inc.	7,090	105,925

Tesoro Corp.	2,329	173,184
Tidewater, Inc.	860	42,312
UGI Corp.	3,577	88,066
Vectren Corp.	2,587	70,496
Wisconsin Energy Corp.	16,176	651,893
WPS Resources Corp.	1,461	72,466
Xcel Energy, Inc.	13,771	264,128

Energy Sources — 4.9%
Cabot Oil & Gas Corp.	1,659	81,291
Chesapeake Energy Corp.	11,527	348,692
Cimarex Energy Co.	2,805	120,615
EOG Resources, Inc.	37,066	2,570,156
Forest Oil Corp.†	1,864	61,810
Frontier Oil Corp.	1,777	57,575
GlobalSantaFe Corp.	20,400	1,178,100
Kerr-McGee Corp.	7,710	534,689
Murphy Oil Corp.	6,339	354,097
National-Oilwell Varco, Inc.†	392	24,821
Newfield Exploration Co.†	4,368	213,770
Nrg Energy, Inc.†	3,261	157,115
Pioneer Natural Resources Co.	4,391	203,786
Pogo Producing Co.	1,969	90,771
Range Resources Corp.	74,860	2,035,443
Reliant Energy, Inc.†	10,414	124,760
Ultra Petroleum Corp.†	17,423	1,032,661
		15,012,046

FINANCE — 18.0%

Banks — 5.8%
AmSouth Bancorp	11,754	310,893
Associated Banc-Corp.	4,491	141,601
BancorpSouth, Inc.	2,693	73,384
Bank of Hawaii Corp.	606	30,058
BOK Financial Corp.	741	36,805
City National Corp.	5,416	352,527
Colonial BancGroup, Inc.	5,250	134,820
Comerica, Inc.	5,517	286,829
Commerce Bancshares, Inc.	7,277	364,214
Compass Bancshares, Inc.	4,386	243,862
Cullen/Frost Bankers, Inc.	1,102	63,145
East-West Bancorp, Inc.	161	6,104
First Citizens BancShares, Inc., Class A	204	40,902
FirstMerit Corp.	3,857	80,766
Fulton Financial Corp.	5,895	93,848
Hudson City Bancorp, Inc.	51,309	683,949
Huntington Bancshares, Inc.	8,330	196,421
KeyCorp	46,270	1,650,914
M&T Bank Corp.	12,107	1,427,657
Marshall & Ilsley Corp.	8,597	393,227
Mercantile Bankshares Corp.	4,185	149,279
New York Community Bancorp, Inc.	10,016	165,364
North Fork Bancorp., Inc.	15,799	476,656
Northern Trust Corp.	14,149	782,440
Popular, Inc.	9,454	181,517
Sky Financial Group, Inc.	3,422	80,793
South Financial Group, Inc.	2,547	67,266
Sovereign Bancorp, Inc.	10,578	214,839
Synovus Financial Corp.	5,113	136,926
TCF Financial Corp.	2,777	73,452
TD Banknorth, Inc.	3,423	100,807
UnionBanCal Corp.	1,818	117,425
Valley National Bancorp	3,781	97,210

Washington Federal, Inc.	2,962	68,689
Webster Financial Corp.	1,793	85,060
Whitney Holding Corp.	2,231	78,910
Wilmington Trust Corp.	2,317	97,731
Zions Bancorp	16,971	1,322,720

Financial Services — 3.0%
A.G. Edwards, Inc.	2,600	143,832
Allied Capital Corp.	4,754	136,773
American Capital Strategies, Ltd.	12,375	414,315
AmeriCredit Corp.†	3,371	94,118
Ameriprise Financial, Inc.	7,296	325,912
Astoria Financial Corp.	3,101	94,425
Bear Stearns Co., Inc.	10,197	1,428,396
CapitalSource, Inc.	1,110	26,041
Capitol Federal Financial	747	25,615
CIT Group, Inc.	23,371	1,222,070
E*TRADE Financial Corp.†	8,755	199,789
Eaton Vance Corp.	18,372	458,565
Equifax, Inc.	454	15,590
Fidelity National Information Services, Inc.	2,517	89,102
First Horizon National Corp.	4,185	168,237
IndyMac Bancorp, Inc.	1,742	79,871
Janus Capital Group, Inc.	3,565	63,813
Jefferies Group, Inc.	4,026	119,290
Legg Mason, Inc.	1,902	189,287
Nelnet, Inc., Class A†	87	3,528
NYSE Group, Inc.	2,605	178,390
Raymond James Financial, Inc.	3,077	93,141
Student Loan Corp.	136	27,472

Insurance — 9.2%
ACE, Ltd.	8,700	440,133
Aetna, Inc.	16,400	654,852
Alleghany Corp.†	165	45,599
Ambac Financial Group, Inc.	22,766	1,846,323
American Financial Group, Inc.	1,931	82,840
American National Insurance Co.	482	62,525
AmerUs Group Co.	1,318	77,169
Aon Corp.	10,822	376,822
Arthur J. Gallagher & Co.	2,289	58,003
Assurant, Inc.	12,011	581,332
CIGNA Corp.	4,067	400,640
Cincinnati Financial Corp.	5,291	248,730
CNA Financial Corp.†	692	22,808
Conseco, Inc.†	49,046	1,132,963
Erie Indemnity Co., Class A	1,824	94,848
Everest Re Group, Ltd.	16,078	1,391,872
Fidelity National Financial, Inc.	5,936	231,207
Fidelity National Title Group, Inc.	1,060	20,850
First American Corp.	2,911	123,048
Genworth Financial, Inc., Class A	22,400	780,416
HCC Insurance Holdings, Inc.	1,730	50,931
Leucadia National Corp.	5,543	161,800
Lincoln National Corp.	11,934	673,555
Markel Corp.†	268	92,996
MBIA, Inc.	4,576	267,925
Mercury General Corp.	900	50,733
MGIC Investment Corp.	2,969	192,985
Nationwide Financial Services, Inc., Class A	1,661	73,217
Old Republic International Corp.	7,806	166,814
PartnerRe, Ltd.	30,150	1,931,108
Philadelphia Consolidated Holding Co.†	327	9,928
PMI Group, Inc.	24,741	1,102,954
Protective Life Corp.	2,374	110,676
Radian Group, Inc.	2,799	172,922

Reinsurance Group of America, Inc.	987	48,511
RenaissanceRe Holdings, Ltd.	9,534	462,018
SAFECO Corp.	19,048	1,073,355
StanCorp Financial Group, Inc.	1,858	94,591
Torchmark Corp.	9,345	567,428
Transatlantic Holdings, Inc.#	581	32,478
Unitrin, Inc.	1,612	70,267
UnumProvident Corp. (New York)	10,169	184,364
W.R. Berkley Corp.	2,521	86,042
Wesco Financial Corp.	48	18,288
XL Capital, Ltd.	16,400	1,005,320
		33,880,768

HEALTHCARE — 4.3%

Drugs — 1.5%
Invitrogen Corp.†	1,153	76,179
King Pharmaceuticals, Inc.†	82,426	1,401,242
Kos Pharmaceuticals, Inc.†	62	2,332
Millennium Pharmaceuticals, Inc.†	4,939	49,242
Mylan Laboratories, Inc.	57,900	1,158,000
Omnicare, Inc.	2,123	100,673
Watson Pharmaceuticals, Inc.†	3,465	80,665

Health Services — 2.0%
Apria Healthcare Group, Inc.†	19,137	361,689
Charles River Laboratories International, Inc.†	19,804	728,787
Community Health Systems, Inc.†	1,302	47,849
Coventry Health Care, Inc.†	11,152	612,691
Health Management Associates, Inc., Class A	6,076	119,758
Health Net, Inc.†	15,083	681,299
IMS Health, Inc.	34,489	926,030
LifePoint Hospitals, Inc.†	1,265	40,644
Tenet Healthcare Corp.†	5,099	35,591
Triad Hospitals, Inc.†	2,483	98,277
Universal Health Services, Inc., Class B	1,196	60,111

Medical Products — 0.8%
AmerisourceBergen Corp.	5,746	240,872
Bausch & Lomb, Inc.	13,824	677,929
Beckman Coulter, Inc.	174	9,666
Cooper Cos., Inc.	753	33,350
Hillenbrand Industries, Inc.	1,204	58,394
MedImmune, Inc.†	22,591	612,216
		8,213,486

INDUSTRIAL & COMMERCIAL — 9.3%

Aerospace & Military Technology — 0.8%
Alliant Techsystems, Inc.†	8,362	638,439
Armor Holdings, Inc.†	1,018	55,817
DRS Technologies, Inc.	946	46,117
Goodrich Corp.	290	11,684
Rockwell Collins, Inc.	12,111	676,642
Textron, Inc.	292	26,916

Business Services — 4.5%
Adesa, Inc.	3,052	67,876
Allied Waste Industries, Inc.†	78,846	895,691
Applera Corp. - Applied Biosystems Group	1,226	39,661
Bearingpoint, Inc.†	84,564	707,801
Brink’s Co.	368	20,759
Convergys Corp.†	4,497	87,691

Eastman Kodak Co.	9,755	231,974
Hewitt Associates, Inc., Class A†	1,634	36,732
Interpublic Group Cos., Inc.†	144,600	1,207,410
Manpower, Inc.	426	27,520
Monsanto Co.	10,300	867,157
Pall Corp.	3,483	97,524
Quanta Services, Inc.†	2,022	35,041
R.H. Donnelley Corp.	25,640	1,386,355
R.R. Donnelley & Sons Co.	50,543	1,614,849
Republic Services, Inc.	14,440	582,510
Service Corp. International	10,045	81,766
United Rentals, Inc.†	2,196	70,228
URS Corp.†	1,640	68,880
Xerox Corp.†	31,187	433,811

Electrical Equipment — 1.1%
American Power Conversion Corp.	3,554	69,268
Crane Co.	1,800	74,880
Eaton Corp.	5,101	384,615
Hubbell, Inc., Class B	22,683	1,080,845
Puget Energy, Inc.	23,441	503,513

Machinery — 1.5%
AGCO Corp.†	2,866	75,433
CNH Global NV	11,920	285,126
Dover Corp.	727	35,936
Flowserve Corp.†	1,630	92,747
Kennametal, Inc.	1,344	83,664
Parker-Hannifin Corp.	2,341	181,662
Pentair, Inc.	2,148	73,440
Snap-On, Inc.	27,025	1,092,350
SPX Corp.	2,030	113,579
Stanley Works	828	39,098
Terex Corp.†	897	88,534
Zebra Technologies Corp., Class A†	18,687	638,348

Multi-Industry — 0.4%
American Standard Cos., Inc.	12,544	542,779
ITT Industries, Inc.	2,086	103,257
Teleflex, Inc.	1,367	73,845
Trinity Industries, Inc.	156	6,303

Transportation — 1.0%
Alexander & Baldwin, Inc.	1,502	66,493
CSX Corp.	3,846	270,912
GATX Corp.	724	30,770
Kansas City Southern†	1,631	45,179
Laidlaw International, Inc.	3,325	83,790
Norfolk Southern Corp.	18,185	967,806
Overseas Shipholding Group, Inc.	1,014	59,978
Ryder System, Inc.	2,072	121,067
Swift Transportation Co., Inc.†	5,378	170,805
YRC Worldwide, Inc.	1,951	82,157
		17,555,030

INFORMATION & ENTERTAINMENT — 5.1%

Broadcasting & Media — 2.0%
Cablevision Systems Corp., Class A	3,656	78,421
Clear Channel Communications, Inc.	37,500	1,160,625
Discovery Holding Co.†	6,833	99,967
Dow Jones & Co., Inc.	14,326	501,553

Gannett Co., Inc.	8,077	451,747
Hearst-Argyle Television, Inc.	904	19,942
Lamar Advertising Co., Class A†	11,368	612,280
Liberty Global, Inc., Class A†	9,959	214,119
McClatchy Co., Class A	1,744	69,969
New York Times Co., Class A	4,491	110,209
Tribune Co.	7,617	247,019
Univision Communications, Inc., Class A†	2,311	77,419
Washington Post Co., Class B	152	118,562

Entertainment Products — 0.5%
Dreamworks Animation SKG, Inc., Class A†	510	11,679
Hasbro, Inc.	5,847	105,889
Liberty Media Holding Corp., Series A†	4,770	399,583
Liberty Media Holding Corp.†	5,581	96,328
Mattel, Inc.	13,227	218,378
Warner Music Group Corp.	1,447	42,657

Leisure & Tourism — 2.6%
AMR Corp.†	1,697	43,138
Brinker International, Inc.†	23,100	838,530
Brunswick Corp.	2,609	86,749
Expedia, Inc.†	7,115	106,511
Harrah’s Entertainment, Inc.	21,815	1,552,792
International Speedway Corp., Class A	1,197	55,505
Sabre Holdings Corp., Class A	73,008	1,606,176
Southwest Airlines Co.	11,448	187,404
Starwood Hotels & Resorts Worldwide, Inc.(2)	1,232	74,339
UAL Corp.†	3,346	103,793
Wendy’s International, Inc.	2,345	136,690
Yum! Brands, Inc.	2,300	115,621
		9,543,594

INFORMATION TECHNOLOGY — 10.5%

Communication Equipment — 0.2%
Symbol Technologies, Inc.	1,706	18,408
Tessera Technologies, Inc.†	13,717	377,217

Computer Services — 0.6%
Affiliated Computer Services, Inc., Class A†	2,236	115,400
Ceridian Corp.†	494	12,073
Computer Sciences Corp.†	6,334	306,819
Electronic Data Systems Corp.	7,730	185,984
Fair Isaac Corp.	430	15,613
Reynolds & Reynolds Co., Class A	492	15,089
Synopsys, Inc.†	4,445	83,433
Unisys Corp.†	60,250	378,370
VeriSign, Inc.†	516	11,956

Computer Software — 2.1%
Activision, Inc.†	81,601	928,619
CA, Inc.	13,059	268,363
Compuware Corp.†	13,000	87,100
McAfee, Inc.†	47,706	1,157,825
Novell, Inc.†	11,514	76,338
Seagate Technology†	34,785	787,532
Sybase, Inc.†	35,200	682,880

Computers & Business Equipment — 1.2%
Arrow Electronics, Inc.†	14,963	481,809
Cadence Design Systems, Inc.†	71,035	1,218,250
Diebold, Inc.	453	18,401
Ingram Micro, Inc., Class A†	4,764	86,371

Lexmark International, Inc., Class A†	848	47,344
NCR Corp.†	5,583	204,561
Pitney Bowes, Inc.	3,114	128,608
Steelcase, Inc., Class A	585	9,623

Electronics — 1.7%
Amphenol Corp., Class A	15,436	863,799
Atmel Corp.†	14,566	80,841
Avnet, Inc.†	2,342	46,887
AVX Corp.	945	14,922
Cree, Inc.†	393	9,338
Cypress Semiconductor Corp.†	508	7,386
Energizer Holdings, Inc.†	416	24,365
Fairchild Semiconductor International, Inc., Class A†	2,007	36,467
Fisher Scientific International, Inc.†	1,720	125,646
Freescale Semiconductor, Inc.†	9,642	279,618
Freescale Semiconductor, Inc., Class B†	7,442	218,795
Gentex Corp.	496	6,944
Integrated Device Technology, Inc.†	3,795	53,813
International Rectifier Corp.†	1,093	42,714
Intersil Corp., Class A	2,715	63,124
KLA-Tencor Corp.	1,427	59,320
L-3 Communications Holdings, Inc.	3,844	289,915
LSI Logic Corp.†	3,773	33,768
Micron Technology, Inc.†	13,397	201,759
National Semiconductor Corp.	4,900	116,865
Novellus Systems, Inc.†	2,610	64,467
PerkinElmer, Inc.	7,873	164,546
Rambus, Inc.†	311	7,094
Sanmina-SCI Corp.†	10,858	49,947
Solectron Corp.†	16,516	56,485
Spansion, Inc.	1,229	19,590
Tech Data Corp.†	1,888	72,329
Tektronix, Inc.	812	23,889
Teradyne, Inc.†	1,542	21,480
Thermo Electron Corp.†	3,892	141,046
Vishay Intertechnology, Inc.†	4,518	71,068

Telecommunications — 4.7%
ADC Telecommunications, Inc.†	64,818	1,092,832
Avaya, Inc.†	100,461	1,147,265
CenturyTel, Inc.	25,045	930,422
CIENA Corp.†	15,388	74,016
Citizens Communications Co.	6,501	84,838
Comverse Technology, Inc.†	1,345	26,591
Crown Castle International Corp.†	803	27,736
Embarq Corp.†	28,091	1,151,450
IAC/Interactive Corp.†	3,868	102,463
JDS Uniphase Corp.†	217,500	550,275
Juniper Networks, Inc.†	8,877	141,943
Leap Wireless International, Inc.	912	43,274
Lucent Technologies, Inc.†	70,293	170,109
McLeodUSA, Inc.†* (3) (4) (5)	4,890	0
NTL, Inc.*	8,803	219,195
Panamsat Holding Corp.	2,328	58,153
Qwest Communications International, Inc.†	234,377	1,896,110
Telephone & Data Systems, Inc.	1,711	70,835
Tellabs, Inc.†	77,119	1,026,454
United States Cellular Corp.†	223	13,514
		19,799,688

MATERIALS — 10.2%

Chemicals — 3.7%
Air Products & Chemicals, Inc.	6,723	429,734
Airgas, Inc.	145	5,401
Albemarle Corp.	1,334	63,872
Ashland, Inc.	7,936	529,331
Cabot Corp.	1,267	43,737
Celanese Corp.	1,192	24,341
Chemtura Corp.	83,661	781,394
Cytec Industries, Inc.	1,401	75,178
Eastman Chemical Co.	29,277	1,580,958
FMC Corp.	1,328	85,510
Huntsman Corp.†	891	15,432
International Flavors & Fragrances, Inc.	990	34,887
Lubrizol Corp.	2,322	92,532
Lyondell Chemical Co.	7,366	166,913
Mosaic Co.†	72,161	1,129,320
Potash Corp. of Saskatchewan, Inc.	5,400	464,238
PPG Industries, Inc.	4,911	324,126
Rohm & Haas Co.	16,081	805,980
RPM International, Inc.	4,026	72,468
ServiceMaster Co.	6,892	71,194
Sigma-Aldrich Corp.	1,296	94,141
Valspar Corp.	3,453	91,194
Westlake Chemical Corp.	460	13,708

Forest Products — 3.3%
Bemis Co.	3,560	109,007
Bowater, Inc.	30,900	702,975
Louisiana-Pacific Corp.	3,607	78,993
MeadWestvaco Corp.	66,638	1,861,199
Packaging Corp. of America	29,689	653,752
Pactiv Corp.†	54,700	1,353,825
Plum Creek Timber Co., Inc.	29,943	1,062,977
Rayonier, Inc.	2,362	89,543
Smurfit-Stone Container Corp.†	8,643	94,555
Sonoco Products Co.	3,364	106,471
Temple-Inland, Inc.	3,753	160,891

Metals & Minerals — 3.1%
Allegheny Technologies, Inc.	6,071	420,356
Ball Corp.	31,500	1,166,760
Carlisle Cos., Inc.	6,373	505,379
Carpenter Technology Corp.	56	6,468
Commercial Metals Co.	28,231	725,537
Cooper Industries, Ltd., Class A	9,588	890,917
Freeport-McMoRan Copper & Gold, Inc., Class B	2,957	163,847
Lennox International, Inc.	2,047	54,205
Reliance Steel & Aluminum Co.	1,116	92,572
Shaw Group, Inc.†	2,726	75,783
Steel Dynamics, Inc.	1,653	108,668
Timken Co.	41,339	1,385,270
United States Steel Corp.	3,700	259,444
USG Corp.†	710	51,780

Plastic — 0.1%
Sealed Air Corp.†	1,629	84,838
		19,261,601

REAL ESTATE — 7.2%

Real Estate Companies — 0.1%
Corrections Corp. of America†	463	24,511
Hanover Insurance Group, Inc.	1,100	52,206
New Century Financial Corp.	1,551	70,958

Real Estate Investment Trusts — 7.1%
AMB Property Corp.	2,989	151,094
Annaly Mtg. Management, Inc.	5,533	70,878
Apartment Investment & Management Co., Class A	31,801	1,381,753
Archstone-Smith Trust	7,259	369,265
Avalonbay Communities, Inc.	2,526	279,426
Boston Properties, Inc.	3,877	350,481
Brandywine Realty Trust	8,219	264,405
BRE Properties, Inc., Class A	1,743	95,865
Camden Property Trust	1,914	140,775
CarrAmerica Realty Corp.	2,005	89,323
CBL & Associates Properties, Inc.	2,185	85,062
Colonial Properties Trust	1,554	76,768
Developers Diversified Realty Corp.	17,390	907,410
Duke Realty Corp.	4,581	161,022
Equity Office Properties Trust	44,832	1,636,816
Equity Residential	21,103	943,937
Essex Property Trust, Inc.	427	47,679
Federal Realty Investment Trust	863	60,410
General Growth Properties, Inc.	2,820	127,069
Health Care Property Investors, Inc.	4,648	124,288
Health Care REIT, Inc.	2,110	73,745
Healthcare Realty Trust, Inc.	10,365	330,125
Home Properties, Inc.	9,586	532,119
Hospitality Properties Trust	2,444	107,341
Host Marriott Corp.	71,077	1,554,454
HRPT Properties Trust	7,127	82,388
iStar Financial, Inc.	24,421	921,893
Kimco Realty Corp.	7,186	262,217
Liberty Property Trust	10,465	462,553
Mack-Cali Realty Corp.	2,116	97,167
New Plan Excel Realty Trust, Inc.	3,553	87,724
Pan Pacific Retail Properties, Inc.	1,098	76,168
ProLogis	8,320	433,638
Public Storage, Inc.	1,546	117,341
Reckson Associates Realty Corp.	2,826	116,940
Regency Centers Corp.	2,329	144,747
Taubman Centers, Inc.	828	33,865
Thornburg Mtg., Inc.	3,800	105,906
Trizec Properties, , Inc.	3,337	95,572
Ventas, Inc.	1,422	48,177
Vornado Realty Trust	4,150	404,833
Weingarten Realty Investors, Inc.	2,054	78,627
		13,678,941

UTILITIES — 11.0%

Electric Utilities — 9.4%
Alliant Energy Corp.	3,992	136,926
Ameren Corp.	30,974	1,564,187
American Electric Power Co., Inc.	13,378	458,197
Centerpoint Energy, Inc.	10,575	132,188
CMS Energy Corp.†	99,700	1,290,118
Consolidated Edison, Inc.	8,347	370,941
Constellation Energy Group, Inc.	5,306	289,283
DPL, Inc.	26,194	701,999
DTE Energy Co.	6,038	245,988
Edison International	43,549	1,698,411
Energy East Corp.	5,016	120,033
Entergy Corp.	30,867	2,183,840
FirstEnergy Corp.	8,038	435,740
Great Plains Energy, Inc.	2,699	75,194
Hawaiian Electric Industries, Inc.	2,755	76,892
MDU Resources Group, Inc.	4,074	149,149
Mirant Corp.	10,190	273,092
NiSource, Inc.	59,460	1,298,606

Northeast Utilities		71,817	1,484,457
NSTAR		3,627	103,732
OGE Energy Corp.		3,083	107,998
Pepco Holdings, Inc.		6,465	152,445
PG&E Corp.		45,176	1,774,513
Pinnacle West Capital Corp.		3,369	134,457
PPL Corp.		58,740	1,897,302
Progress Energy, Inc.		8,592	368,339
Public Service Enterprise Group, Inc.		2,469	163,250

Gas & Pipeline Utilities — 1.6%
AGL Resources, Inc.		26,751	1,019,748
Atmos Energy Corp.		2,756	76,920
Dynegy, Inc., Class A†		12,821	70,131
El Paso Corp.		1,457	21,855
Energen Corp.		2,495	95,833
Equitable Resources, Inc.		541	18,124
KeySpan Corp.		5,942	240,057
National Fuel Gas Co.		2,852	100,219
Oneok, Inc.		3,987	135,717
Questar Corp.		331	26,642
Williams Cos., Inc.		54,252	1,267,327
			20,759,850

TOTAL COMMON STOCK (cost $161,559,654)			184,345,044

Exchange Traded Funds — 0.8%

FINANCE — 0.8%

Financial Services — 0.8%
iShares Russell Midcap Value Index Fund (cost $1,481,580)		11,200	1,480,304

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $163,041,234)			185,825,348

Short-Term Investment Securities — 0.0%

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 4.70% due 09/14/06
(cost $54,462)(1)		55,000	54,471

REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $391,119 and collateralized by $425,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $399,500		391,000	391,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.15%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,000,346 and collateralized by $1,090,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $1,024,600		1,000,000	1,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,162,291 and collateralized by $1,195,000 of United States Treasury Notes, bearing interest at 4.88%, due 04/30/11 and having an approximate value of $1,189,025		1,162,000	1,162,000

TOTAL REPURCHASE AGREEMENTS (cost $2,553,000)			2,553,000

TOTAL INVESTMENTS —
(cost $165,648,696)@	99.9%		188,432,819
Other assets less liabilities—	0.1		246,230

NET ASSETS—	100.0%		$188,679,049

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006 the aggregate value of these securities was $653,516 representing 0.3% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
#	Security represents an investment in an affiliated company; see Note 3
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Consist of more than one class of securities traded together as a unit.
(3)	Fair valued security, see Note 1
(4)	Illiquid security
(5)	Company has filed for Chapter 11 bankruptcy protection.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2006	(Depreciation)
2 Long	S&P Mid Cap 400 Index	September 2006	$721,865	$771,600	$49,735

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO
Investment Portfolio — June 30, 2006
(unaudited)

	Shares	Value Note (1)

Common Stock — 90.1%

CONSUMER DISCRETIONARY — 7.7%

Apparel & Textiles — 1.8%
Carter’s, Inc.†	26,041	$688,264
Cherokee, Inc.	294	12,160
Columbia Sportswear Co.†	499	22,585
Crocs, Inc.	376	9,456
DEB Shops, Inc.	15,059	363,072
Deckers Outdoor Corp.†	414	15,964
DHB Industries, Inc.†(1) (2)	1,086	1,705
Finish Line, Inc., Class A	1,615	19,105
Fossil, Inc.†	1,643	29,590
G & K Services, Inc., Class A	807	27,680
Genesco, Inc.†	883	29,907
Guess?, Inc.†	794	33,150
Hot Topic, Inc.†	1,675	19,279
Iconix Brand Group, Inc.	1,330	21,732
K-Swiss, Inc., Class A	981	26,193
Kellwood Co.	971	28,421
Kenneth Cole Productions, Inc., Class A	348	7,771
Maidenform Brands, Inc.†	551	6,794
Oakley, Inc.	944	15,906
Oxford Industries, Inc.	574	22,621
Perry Ellis International, Inc.†	275	6,960
Phillips-Van Heusen	2,093	79,869
Quiksilver, Inc.†	4,628	56,369
Russell Corp.	1,262	22,918
Skechers USA, Inc., Class A†	408	9,837
Steven Madden, Ltd.	789	23,370
Stride Rite Corp.	1,393	18,374
Timberland Co., Class A†	16,998	443,648
True Religion Apparel, Inc.†	39,500	699,150
Under Armour, Inc., Class A	788	33,585
UniFirst Corp.	365	12,593
Volcom, Inc.†	497	15,899
Warnaco Group, Inc.†	1,783	33,306
Weyco Group, Inc.	262	6,084
Wolverine World Wide, Inc.	2,115	49,343

Automotive — 1.2%
A.S.V., Inc.†	792	18,248
Aftermarket Technology Corp.†	825	20,501
America’s Car Mart, Inc.†	350	7,109
American Axle & Manufacturing Holdings, Inc.	1,968	33,673
ArvinMeritor, Inc.	2,673	45,949
Asbury Automotive Group, Inc.†	465	9,737
Bandag, Inc.	426	15,587
Commercial Vehicle Group, Inc.†	799	16,523
Cooper Tire & Rubber Co.	58,226	648,638
CSK Auto Corp.†	1,661	19,882
Dollar Thrifty Automotive Group, Inc.†	935	42,140
Group 1 Automotive, Inc.	942	53,072
H&E Equipment Services. Inc.	435	12,811
Harris & Harris Group, Inc.†	787	8,688
IMPCO Technologies, Inc.†	849	9,051
Keystone Automotive Industries, Inc.†	612	25,839
Lear Corp.	22,754	505,366
Lithia Motors, Inc., Class A	600	18,192
Midas, Inc.†	589	10,838
Miller Industries, Inc.	362	7,493

Modine Manufacturing Co.	1,273	29,737
Monro Muffler Brake, Inc.	449	14,619
Navistar International Corp.†	2,356	57,981
Noble International, Ltd.	435	6,229
Pep Boys-Manny, Moe & Jack	2,057	24,129
Polaris Industries, Inc.	1,569	67,938
Rush Enterprises, Inc.†	827	15,027
Sonic Automotive, Inc.	1,143	25,352
Superior Industries International, Inc.	872	15,949
Tenneco Automotive, Inc.†	1,716	44,616
Titan International, Inc.	628	11,750
Visteon Corp.†	4,854	34,997
Wabash National Corp.	1,181	18,140

Housing & Household Durables — 0.5%
Ethan Allen Interiors, Inc.	1,253	45,797
Furniture Brands International, Inc.	17,611	367,013
Hovnanian Enterprises, Inc., Class A†	1,891	56,881
La-Z-Boy, Inc.	1,961	27,454
Levitt Corp., Class A	620	9,920
M/I Homes, Inc.	457	16,032
Meritage Corp.†	858	40,541
National Presto Industries, Inc.	180	9,410
NCI Building Systems, Inc.†	776	41,260
Palm Harbor Homes, Inc.†	365	6,420
Select Comfort Corp.†	2,042	46,905
Skyline Corp.	259	11,080
Stanley Furniture Co., Inc.	465	11,146
Technical Olympic USA, Inc.	746	10,713
WCI Communities, Inc.†	1,268	25,538
Winnebago Industries, Inc.	1,235	38,334

Retail — 4.2%
1-800-FLOWERS.COM, Inc., Class A†	951	5,487
99 Cents Only Stores†	1,794	18,765
A. C. Moore Arts & Crafts, Inc.†	590	9,623
Aaon, Inc.	355	9,109
Aeropostale, Inc.†	2,068	59,745
American Woodmark Corp.	453	15,873
Bebe Stores, Inc.	896	13,816
Big 5 Sporting Goods Corp.	861	16,790
Big Lots, Inc.†	4,283	73,154
BJ’s Restaurants, Inc.†	525	11,729
Blockbuster, Inc., Class A†	7,231	36,010
Blue Nile, Inc.†	547	17,592
Bon-Ton Stores, Inc.	252	5,514
Books A Million, Inc.	537	8,949
Borders Group, Inc.	2,455	45,319
Brown Shoe Co., Inc.	1,075	36,636
Buckle, Inc.	8,667	362,887
Build-A-Bear Workshop, Inc.†	558	12,003
Cabelas, Inc., Class A†	1,214	23,382
Cache, Inc.†	464	8,046
Casey’s General Stores, Inc.	1,910	47,769
Cash America International, Inc.	1,123	35,936
Casual Male Retail Group, Inc.†	1,166	11,718
Cato Corp., Class A	25,909	669,748
Charlotte Russe Holding, Inc.†	583	13,957
Charming Shoppes, Inc.†	4,641	52,165
Children’s Place Retail Stores, Inc.†	857	51,463
Christopher & Banks Corp.	1,385	40,165
Citi Trends, Inc.†	239	10,203
CNS, Inc.	480	11,760
Color Kinetics, Inc.†	509	9,625
Conn’s, Inc.†	296	7,859
Cost Plus, Inc.†	837	12,270

dELiA*s, Inc.†	808	6,529
Dillard’s, Inc., Class A	13,800	439,530
Dress Barn, Inc.†	1,744	44,210
DSW, Inc.†	614	22,362
Ezcorp, Inc.†	448	16,885
First Cash Financial Services, Inc.†	1,058	20,895
Fred’s, Inc.	1,514	20,212
Graphic Packaging Corp.†	2,871	10,881
Guitar Center, Inc.†	27,396	1,218,300
Gymboree Corp.†	1,262	43,867
Haverty Furniture Cos., Inc.	854	13,399
Hibbett Sporting Goods, Inc.†	1,363	32,576
Insight Enterprises, Inc.†	1,831	34,881
Jo-Ann Stores, Inc.†	912	13,361
Jos. A. Bank Clothiers, Inc.†	683	16,365
Knoll, Inc.	1,257	23,079
Lifetime Brands, Inc.	427	9,253
Longs Drug Stores Corp.	1,207	55,063
Mannatech, Inc.	621	7,831
Martha Stewart Living Omnimedia, Inc., Class A†	959	16,025
Men’s Wearhouse, Inc.	1,806	54,722
Movado Group, Inc.	671	15,399
Nautilus, Inc.	1,244	19,543
NetFlix, Inc.†	1,493	40,625
New York & Co., Inc.†	54,011	527,687
Nu Skin Enterprises, Inc., Class A	2,184	32,432
Pacific Sunwear of California†	31,861	571,268
Pantry, Inc.†	860	49,484
Parlux Fragrances, Inc.†	454	4,399
Pathmark Stores, Inc.†	1,973	18,566
Payless ShoeSource, Inc.†	2,524	68,577
Petco Animal Supplies, Inc.†	2,199	44,926
Pier 1 Imports, Inc.	3,303	23,055
Pricesmart, Inc.†	302	3,026
RC2 Corp.†	790	30,541
Regis Corp.	1,732	61,677
Rent-A-Center, Inc.†	2,633	65,456
Restoration Hardware, Inc.†	1,121	8,049
Retail Ventures, Inc.†	765	13,632
Ruddick Corp.	1,509	36,986
School Specialty, Inc.†	870	27,709
Shoe Carnival, Inc.†	317	7,564
Smart & Final, Inc.†	525	8,841
Spartan Stores, Inc.	797	11,660
Sportsmans Guide, Inc.†	278	8,479
Stage Stores, Inc.	1,009	33,297
Stein Mart, Inc.	994	14,711
Syms Corp.†	247	4,545
Talbots, Inc.	853	15,738
Too, Inc.†	1,274	48,909
Topps Co., Inc.	1,308	10,752
Tuesday Morning Corp.	1,136	14,938
Urban Outfitters, Inc.†	44,100	771,309
Weis Markets, Inc.	362	14,914
West Marine, Inc.†	544	7,333
Wet Seal, Inc., Class A†	2,412	11,771
Wild Oats Markets, Inc.†	1,095	21,462
World Fuel Services Corp.	1,044	47,700
Yankee Candle Co., Inc.	1,542	38,565
Zale Corp.†	1,816	43,747
Zumiez, Inc.†	547	20,551
		12,278,021

CONSUMER STAPLES — 1.5%

Food, Beverage & Tobacco — 1.0%
Alliance One International, Inc.	3,603	15,997
Boston Beer Co., Inc., Class A†	356	10,427
Central European Distribution Corp.†	1,205	30,318
Chiquita Brands International, Inc.	1,597	22,007
Coca-Cola Bottling Co.	177	8,986
Cosi, Inc.†	1,303	8,110
Del Monte Foods Co.	65,100	731,073
Diamond Foods, Inc.	594	9,546
Farmer Brothers Co.	254	5,507
Flowers Foods, Inc.	1,961	56,163
Gold Kist, Inc.†	1,936	25,884
Great Atlantic & Pacific Tea Co., Inc.	731	16,608
Green Mountain Coffee, Inc.†	181	7,271
Hain Celestial Group, Inc.†	1,178	30,345
Imperial Sugar Co.	429	10,176
Ingles Markets, Inc., Class A	446	7,582
J & J Snack Foods Corp.	520	17,196
Jones Soda Co.	839	7,544
Lancaster Colony Corp.	920	36,312
Lance, Inc.	1,148	26,427
M&F Worldwide Corp.†	400	6,440
Maui Land & Pineapple Co., Inc.†	134	5,065
MGP Ingredients, Inc.	362	8,398
Nash Finch Co.	506	10,773
National Beverage Corp.	311	4,463
Peet’s Coffee & Tea, Inc.†	524	15,820
Performance Food Group Co.†	1,311	39,828
Pilgrim’s Pride Corp.	6,235	160,863
Premium Standard Farms, Inc.	524	8,505
Ralcorp Holdings, Inc.†	1,004	42,700
Ryan’s Restaurant Group, Inc.†	1,600	19,056
Sanderson Farms, Inc.	644	18,026
Seaboard Corp.	13	16,640
Sensient Technologies Corp.	1,758	36,760
Tootsie Roll Industries, Inc.	1,349	39,296
Treehouse Foods, Inc.†	1,179	28,166
United Natural Foods, Inc.†	1,600	52,832
Universal Corp.	976	36,327
Vector Group, Ltd.	1,314	21,353
Village Super Market, Inc.	62	4,053

Household & Personal Products — 0.5%
American Greetings Corp., Class A	2,024	42,524
Blyth, Inc.	979	18,072
Central Garden & Pet Co.†	817	35,172
Chattem, Inc.†	661	20,074
CSS Industries, Inc.	256	7,360
Elizabeth Arden, Inc.†	984	17,594
Genlyte Group, Inc.†	941	68,157
Hooker Furniture Corp.	406	6,809
Inter Parfums, Inc.	176	3,031
Kimball International, Inc., Class B	936	18,448
NBTY, Inc.†	2,093	50,044
Playtex Products, Inc.†	2,118	22,091
Revlon, Inc., Class A†	5,943	7,488
Russ Berrie & Co., Inc.†	446	5,468
Sealy Corp.	766	10,165
Spectrum Brands, Inc.†	1,401	18,101
Tempur-Pedic International, Inc.†	1,901	25,682
Tupperware Corp.	2,300	45,287
Ultralife Batteries, Inc.†	27,000	273,510
WD-40 Co.	637	21,384
		2,375,304

EDUCATION — 0.1%

Education — 0.1%
Corinthian Colleges, Inc.†	3,267	46,914
Renaissance Learning, Inc.	298	4,038
Strayer Education, Inc.	544	52,833
Universal Technical Institute, Inc.†	870	19,158
		122,943

ENERGY — 7.3%

Energy Services — 4.4%
Allis-Chalmers Energy, Inc.	519	7,047
Alon USA Energy, Inc.	456	14,350
Arena Resources, Inc.	408	12,452
Atlas America, Inc.†	658	29,485
ATP Oil & Gas Corp.†	765	32,076
Atwood Oceanics, Inc.†	21,924	1,087,430
Aurora Oil & Gas Corp.	2,524	10,087
Basic Energy Services, Inc.†	474	14,490
Bill Barrett Corp.†	11,280	334,001
Bois d’Arc Energy, Inc.†	638	10,508
Brigham Exploration Co.†	1,725	13,645
Bronco Drilling Co., Inc.†	515	10,758
CARBO Ceramics, Inc.	760	37,339
Carrizo Oil & Gas, Inc.†	792	24,798
Complete Production Services, Inc.	988	23,356
Crosstex Energy, Inc.	334	31,757
Dawson Geophysical Co.†	286	8,792
Delek US Holdings, Inc.	390	5,908
Delta Petroleum Corp.†	2,007	34,380
EXCO Resources, Inc.	1,972	22,481
Gasco Energy, Inc.†	2,785	12,393
GeoGlobal Resources, Inc.	1,136	5,550
Giant Industries, Inc.†	555	36,935
GMX Resources, Inc.	305	9,422
Goodrich Petroleum Corp.†	474	13,457
Gulfport Energy Corp.	488	5,383
Hercules Offshore, Inc.†	16,469	576,415
Hornbeck Offshore Services, Inc.†	931	33,069
Lufkin Industries, Inc.	561	33,340
Markwest Hydrocarbon, Inc.	237	5,866
Matrix Service Co.†	791	9,049
Newpark Resources, Inc.†	3,390	20,848
NGAS Resources, Inc.	69,100	545,199
Parallel Petroleum Corp.†	1,324	32,716
Parker Drilling Co.†	4,101	29,445
PetroCorp, Inc.†*(1)(2)	154	0
Pioneer Drilling Co.†	1,569	24,225
PrimeEnergy Corp.	28	2,155
Quantum Fuel Systems Technologies†	1,644	5,590
Resource America, Inc., Class A	596	11,354
Rosetta Resources, Inc.	1,919	31,894
Rowan Cos., Inc.	20,000	711,800
RPC, Inc.	24,609	597,507
South Jersey Industries, Inc.	1,106	30,293
Southwest Gas Corp.	1,519	47,605
Stone Energy Corp.†	1,034	48,133
Sulphco, Inc.	1,319	9,444
Swift Energy Co.†	1,105	47,438
Syntroleum Corp.†	1,493	9,063
T-3 Energy Services, Inc.	54	1,052
Todco	23,300	951,805
Toreador Resources Corp.†	459	12,912
Transmeridian Exploration, Inc.	2,629	14,985
TransMontaigne, Inc.†	1,694	18,990
Trico Marine Services, Inc.†	449	15,266

UIL Holding Corp.	559	31,466
Union Drilling, Inc.*	509	7,564
Unisource Energy Corp.	1,330	41,429
Universal Compression Holdings, Inc.†	1,143	71,975
Vaalco Energy, Inc.	2,185	21,306
Veritas DGC, Inc.†	1,349	69,581
W-H Energy Services, Inc.†	1,117	56,777
Warren Resources, Inc.†	38,123	547,446
Warrior Energy Services Corp.	367	8,929
Western Refining, Inc.	11,279	243,401
Weststar Energy, Inc.	3,304	69,549
WGL Holdings, Inc.	1,849	53,529
Whiting Petroleum Corp.†	1,402	58,702

Energy Sources — 2.9%
Berry Petroleum Co., Class A	1,339	44,388
Callon Petroleum Co.†	770	14,892
Clayton Williams Energy, Inc.†	201	6,943
Comstock Resources, Inc.†	1,630	48,672
Denbury Resources, Inc.†	22,800	722,076
Dril-Quip, Inc.†	420	34,625
Edge Petroleum Corp.†	42,359	846,333
Encore Acquisition Co.†	2,002	53,714
Energy Partners, Ltd.†	1,454	27,553
Evergreen Solar, Inc.†	2,534	32,891
Exploration Co. of Delaware†	1,106	11,779
FuelCell Energy, Inc.†	2,015	19,304
Grey Wolf, Inc.†	7,375	56,787
Gulf Islands Fabrication, Inc.	457	9,158
Hanover Compressor Co.†	3,878	72,829
Harvest Natural Resources, Inc.†	1,409	19,078
Houston Exploration Co.†	1,103	67,493
Hydril Co.†	676	53,079
International Coal Group, Inc.	4,308	30,946
James River Coal Co.†	632	16,742
KCS Energy, Inc.†	1,917	56,935
KFX, Inc.†	2,691	41,118
Mariner Energy, Inc.	2,777	51,013
McMoRan Exploration Co.†	925	16,280
Meridian Resource Corp.†	3,297	11,539
Metretek Technologies, Inc.	595	10,213
NATCO Group, Inc.†	554	22,251
National-Oilwell Varco, Inc.†	13,335	844,372
Oil States International, Inc.†	1,878	64,378
Ormat Technologies, Inc.	308	11,750
Pacific Ethanol, Inc.†	813	18,797
Penn Virginia Corp.	707	49,405
PetroHawk Energy Corp.†	2,232	28,123
Petroleum Development Corp.†	617	23,261
Petroquest Energy, Inc.†	1,553	19,071
Plug Power, Inc.†	2,744	12,814
Quest Resource Corp.	742	10,054
Ram Energy Resources, Inc.	791	4,525
Range Resources Corp.	12,800	348,032
Remington Oil & Gas Corp.†	1,095	48,147
Sunpower Corp.	388	10,872
Superior Well Services, Inc.†	6,114	152,239
XTO Energy, Inc.	12,966	574,005
		11,625,868

FINANCE — 13.2%

Banks — 6.8%
1st Source Corp.	439	14,851
Alabama National Bancorp.	568	38,709
AMCORE Financial, Inc.	13,530	396,564

AmericanWest Bancorp	428	9,694
Ameris Bancorp	492	11,385
Anchor BanCorp Wisconsin, Inc.	741	22,356
BancFirst Corp.	265	11,859
Bancorp, Inc.†	406	10,154
Banctrust Financial Group, Inc.	14,664	344,164
Bank Mutual Corp.	2,307	28,192
Bank of the Ozarks, Inc.	449	14,952
BankAtlantic Bancorp, Inc., Class A	1,790	26,564
BankFinancial Corp.	928	16,054
Bankrate, Inc.†	388	14,651
Bankunited Financial Corp., Class A	1,188	36,258
Banner Corp.	461	17,767
Boston Private Financial Holdings, Inc.	1,337	37,302
Brookline Bancorp, Inc.	2,336	32,167
Cadence Financial Corp.	362	8,062
Camden National Corp.	285	11,371
Capital City Bank Group, Inc.	495	14,949
Capital Corp. of the West	360	11,520
Capitol Bancorp, Ltd.	509	19,826
Cardinal Financial Corp.	924	10,737
Cascade Bancorp	854	24,348
Cascade Financial Corp.	16,750	259,181
Cass Information Systems, Inc.	147	7,157
Cathay General Bancorp	1,953	71,050
Centennial Bank Holdings, Inc.†	2,239	23,151
Center Financial Corp.	462	10,922
Centerstate Banks of Florida, Inc.	342	7,011
Charter Financial Corp.	150	5,919
Chemical Financial Corp.	951	29,101
Chittenden Corp.	1,775	45,884
Citizens Banking Corp.	1,621	39,569
City Bank	2,127	99,246
City Holding Co.	674	24,358
City National Corp.	4,000	260,360
Clifton Savings Bancorp, Inc.	505	5,469
Coastal Financial Corp.	578	7,537
Cobiz, Inc.	560	12,611
Columbia Bankcorp	375	9,393
Columbia Banking Systems, Inc.	607	22,690
Community Bancorp, Inc.	189	7,996
Community Bancorp, Inc.†	236	7,335
Community Bank Systems, Inc.	1,133	22,853
Community Banks, Inc.	904	23,504
Community Trust Bancorp, Inc.	570	19,910
Corus Bankshares, Inc.	1,481	38,773
Cullen/Frost Bankers, Inc.	8,600	492,780
CVB Financial Corp.	2,312	36,206
Dime Community Bancshares	948	12,864
Downey Financial Corp.	798	54,144
Enterprise Financial Services Corp.†	322	8,195
F.N.B. Corp.	2,181	34,394
Farmers Capital Bank Corp.	252	8,253
Fidelity Bankshares, Inc.	955	30,388
First Bancorp	2,659	24,729
First Bancorp NA	449	9,429
First Busey Corp.	577	11,811
First Charter Corp.	18,279	448,384
First Commonwealth Financial Corp.	2,677	33,998
First Community Bancorp	734	43,365
First Community Bancshares, Inc.	379	12,503
First Financial Bancorp	1,272	18,966
First Financial Bankshares, Inc.	786	28,720
First Financial Corp.	505	15,155
First Financial Holdings, Inc.	456	14,592
First Indiana Corp.	483	12,572

First Merchants Corp.	699	16,993
First Midwest Bancorp, Inc.	1,892	70,155
First Niagara Financial Group, Inc.	4,215	59,094
First Oak Brook Bancshares, Inc.	249	9,213
First Place Financial Corp.	574	13,208
First Regional Bancorp†	103	9,064
First Republic Bank	822	37,648
First Security Group, Inc.	30,020	348,232
First South Bancorp, Inc.	309	10,577
First State Bancorp.	18,467	439,145
FirstFed Financial Corp.†	630	36,332
FirstMerit Corp.	3,025	63,343
Flagstar Bancorp, Inc.	1,539	24,562
Flushing Financial Corp.	646	11,602
FNB Corp.	278	10,286
Franklin Bank Corp.†	888	17,929
Fremont General Corp.	2,496	46,326
Frontier Financial Corp.	1,006	34,194
Glacier Bancorp, Inc.	1,226	35,885
Great Southern Bancorp, Inc.	398	12,151
Greater Bay Bancorp	1,910	54,912
Greene County Bancshares, Inc.	329	10,186
Hancock Holding Co.	1,025	57,400
Hanmi Financial Corp.	1,542	29,976
Harbor Florida Bancshares, Inc.	795	29,526
Harleysville National Corp.	1,044	22,143
IBERIABANK Corp.	3,718	213,934
Independent Bank Corp.	828	21,776
Independent Bank Corp. (Massachusetts)	571	18,540
Integra Bank Corp.	663	14,420
Interchange Financial Services Corp.	686	15,435
International Bancshares Corp.	1,765	48,502
Intervest Bancshares Corp.	184	7,452
Investors Financial Services Corp.	6,100	273,890
Irwin Financial Corp.	767	14,872
ITLA Capital Corp.	210	11,042
KNBT Bancorp, Inc.	1,098	18,139
Lakeland Bancorp, Inc.	687	10,765
Lakeland Financial Corp.	457	11,101
Macatawa Bank Corp.	524	12,256
MAF Bancorp, Inc.	1,276	54,664
Mainsource Financial Group, Inc.	571	9,953
MCG Capital Corp.	2,024	32,182
Mercantile Bank Corp.	303	12,075
MetroCorp Bancshares, Inc.	176	5,153
Mid-State Bancshares	846	23,688
Midwest Banc Holdings, Inc.	19,535	434,654
Nara Bancorp, Inc.	805	15,094
NASB Financial, Inc.	150	5,065
National Penn Bancshares, Inc.	1,769	35,132
NBT Bancorp, Inc.	1,304	30,292
NewAlliance Bancshares, Inc.	4,175	59,744
Northern Empire Bancshares†	350	8,400
Northwest Bancorp, Inc.	709	18,788
OceanFirst Financial Corp.	331	7,355
Old National Bancorp	2,545	50,824
Old Second Bancorp, Inc.	514	15,934
Omega Financial Corp.	478	14,966
Oriental Financial Group	796	10,157
Pacific Capital Bancorp	1,771	55,114
Park National Corp.	451	44,563
Peoples Bancorp, Inc.	402	11,996
PFF Bancorp, Inc.	929	30,806
Pinnacle Financial Partners, Inc.†	581	17,680
Placer Sierra Bancshares	444	10,296
Preferred Bank Los Angeles California	160	8,578

Premierwest Bancorp	544	7,850
PrivateBancorp, Inc.	674	27,910
Prosperity Bancshares, Inc.	971	31,936
Provident Bankshares Corp.	1,250	45,487
Provident Financial Services, Inc.	2,571	46,149
R&G Financial Corp., Class B	1,055	9,062
Renasant Corp.	392	15,817
Republic Bancorp, Inc.	2,829	35,051
Republic Bancorp, Inc., Class A	286	5,892
Royal Bancshares of Pennsylvania, Inc., Class A	174	4,225
S&T Bancorp, Inc.	986	32,765
S.Y. Bancorp, Inc.	466	12,806
Sandy Spring Bancorp, Inc.	562	20,266
Santander Bancorp	166	4,087
SCBT Financial Corp.	329	11,729
Seacoast Banking Corp. of Florida	495	13,182
Security Bank Corp.	547	12,182
Shore Bancshares, Inc.	317	8,600
Sierra Bancorp	227	5,952
Signature Bank†	1,112	36,007
Simmons First National Corp., Class A	541	15,694
Smithtown Bancorp, Inc.	295	7,127
Sound Federal Bancorp, Inc.	408	8,482
Southside Bancshares, Inc.	399	8,906
Southwest Bancorp, Inc.	537	13,693
State National Bancshares, Inc.†	399	15,206
Sterling Bancorp	712	13,884
Sterling Bancshares, Inc.	1,733	32,494
Sterling Financial Corp. (Pennsylvania)	965	21,133
Sterling Financial Corp. (Washington)	1,330	40,578
Suffolk Bancorp	391	12,805
Summit Bankshares, Inc.	395	8,378
Sun Bancorp, Inc.†	538	8,737
Superior Bancorp	666	7,326
Susquehanna Bancshares, Inc.	1,781	42,566
SVB Financial Group†	1,348	61,280
Taylor Capital Group, Inc.	226	9,223
Texas Capital Bancshares, Inc.†	881	20,527
Texas Regional Bancshares, Inc., Class A	1,741	66,019
Texas United Bancshares, Inc.	351	9,881
Tompkins Trustco, Inc.	3,401	146,243
Trico Bancshares	523	14,320
TrustCo Bank Corp. NY	2,846	31,363
Trustmark Corp.	1,764	54,631
UCBH Holdings, Inc.	98,782	1,633,854
UMB Financial Corp.	1,200	40,008
Umpqua Holdings Corp.	22,827	585,513
Union Bankshares Corp.	335	14,452
United Bankshares, Inc.	1,409	51,612
United Community Banks, Inc.	1,284	39,085
United Community Financial Corp.	1,028	12,336
United Security Bancshares CA	281	6,011
Univest Corp. of Pennsylvania	436	12,042
USB Holding Co., Inc.	447	10,057
Vineyard National Bancorp	344	9,254
Virginia Commerce Bancorp, Inc.†	591	14,125
Virginia Financial Group, Inc.	272	11,484
W Holding Co., Inc.	4,130	27,464
Washington Trust Bancorp, Inc.	436	12,086
Webster Financial Corp.	6,600	313,104
WesBanco, Inc.	832	25,784
West Bancorp., Inc.	633	11,818
West Coast Bancorp	559	16,474
Westamerica Bancorp	1,192	58,372
Western Alliance Bancorp.†	497	17,286
Westfield Financial, Inc.	146	4,234

Willow Grove Bancorp, Inc.	565	8,989
Wilshire Bancorp, Inc.	579	10,434
Wintrust Financial Corp.	921	46,833
WSFS Financial Corp.	224	13,765
Yardville National Bancorp	370	13,220

Financial Services — 3.1%
Abington Community Bancorp, Inc.	264	3,955
Accredited Home Lenders Holding Co.†	684	32,702
ACE Cash Express, Inc.†	445	13,025
Advance America Cash Advance Centers, Inc.	2,561	44,920
Advanta Corp., Class B	733	26,351
Advisory Board Co.†	707	34,000
American Equity Investment Life Holding Co.	2,110	22,493
Anworth Mtg. Asset Corp.	1,721	14,284
Apollo Investment Corp.	3,079	56,900
Ares Capital Corp.	1,445	24,464
Arrow Financial Corp.	392	10,752
Asset Acceptance Capital Corp.†	634	12,553
ASTA Funding, Inc.	446	16,703
Bank of Granite Corp.	488	10,165
Berkshire Hills Bancorp, Inc.	327	11,602
BFC Financial Corp., Class A†	617	4,270
Calamos Asset Management, Inc., Class A	878	25,453
Candela Corp.†	902	14,306
Capital Southwest Corp.	104	10,863
CBIZ, Inc.†	2,312	17,132
Central Pacific Financial Corp.	17,656	683,287
CharterMac	1,976	36,971
Citizens First Bancorp, Inc.	319	8,520
Clayton Holdings, Inc.	327	4,267
Cohen & Steers, Inc.	491	11,588
Commercial Capital Bancorp, Inc.	1,845	29,059
CompuCredit Corp.†	785	30,175
Credit Acceptance Corp.†	369	10,006
Deluxe Corp.	1,946	34,016
Digi International, Inc.†	877	10,989
Direct General Corp.	560	9,475
Dollar Financial Corp.	365	6,570
Doral Financial Corp.	3,406	21,832
eSPEED, Inc., Class A†	778	6,481
Euronet Worldwide, Inc†	1,330	51,032
Federal Agricultural Mtg. Corp., Class C	420	11,634
Financial Federal Corp.	13,077	363,671
First Acceptance Corp.†	634	7,468
Flag Financial Corp.	533	10,357
Flanders Corp.†	485	4,864
GAMCO Investors, Inc,	214	7,867
GB&T Bancshares, Inc.	491	10,684
GFI Group, Inc.†	452	24,385
Gladstone Capital Corp.	429	9,176
Gladstone Investment Corp.	497	7,455
Global Cash Access, Inc.†	1,263	19,741
Greenhill & Co., Inc.	668	40,588
Hartmarx Corp.†	1,202	7,212
Heartland Financial USA, Inc.	549	14,631
Heartland Payment Systems, Inc.†	43,228	1,205,197
Heritage Commerce Corp.	449	11,131
Home Federal Bancorp, Inc. Delaware	236	3,221
Horizon Financial Corp.	375	10,286
Huron Consulting Group, Inc.†	660	23,159
Interactive Data Corp.†	1,360	27,322
International Securities Exchange, Inc.	1,443	54,935
Investors Bancorp, Inc.†	2,015	27,303
Jackson Hewitt Tax Service, Inc.	1,338	41,946
Jacuzzi Brands, Inc.†	2,945	25,916

Kearny Financial Corp.	828	12,254
Knight Capital Group, Inc.†	3,959	60,296
LaBranche & Co., Inc.†	2,011	24,353
MarketAxess Holdings, Inc.†	1,160	12,772
MB Financial, Inc.	872	30,834
MBT Financial Corp.	560	8,960
Medallion Financial Corp.	557	7,219
Morningstar, Inc.†	533	22,109
MVC Capital, Inc.	649	8,723
National Financial Partners Corp.	1,418	62,832
NCO Group, Inc.†	1,225	32,389
NGP Capital Resources Co.	660	9,656
Ocwen Financial Corp.	1,298	16,498
OptionsXpress Holdings, Inc.	787	18,345
Partners Trust Financial Group, Inc.	1,805	20,595
PennFed Financial Services, Inc.	363	6,770
Penson Worldwide, Inc.	283	4,870
Piper Jaffray Cos.†	788	48,233
Portfolio Recovery Associates, Inc.†	16,603	758,757
Provident New York Bancorp	1,609	21,271
QC Holdings, Inc.†	206	2,783
Rewards Network, Inc.†	1,005	8,211
Rockville Financial, Inc.†	332	4,887
Sanders Morris Haris Group, Inc.	505	7,630
Stifel Financial Corp.†	451	15,925
SWS Group, Inc.	599	14,448
Technology Investment Capital Corp.	738	10,812
Thomas Weisel Partners Group, Inc.†	257	4,886
Tierone Corp.	688	23,234
TNS, Inc.†	914	18,911
Tower Group, Inc.	638	19,299
United Panam Financial Corp.†	389	11,826
Universal American Financial Corp.†	1,444	18,989
Viad Corp.	842	26,355
Waddell & Reed Financial, Inc., Class A	3,214	66,080
Wauwatosa Holdings, Inc.	396	6,756
World Acceptance Corp.†	695	24,686
Wright Express Corp.†	1,529	43,943

Insurance — 3.3%
21st Century Insurance Group#	1,238	17,827
Affirmative Insurance Holdings, Inc.	285	4,460
Alfa Corp.	1,234	20,435
American Physicians Capital, Inc.†	260	13,673
Argonaut Group, Inc.†	1,186	35,627
Aspen Insurance Holdings, Ltd.	33,200	773,228
Baldwin & Lyons, Inc., Class B	307	7,829
Bristol West Holdings, Inc.	580	9,280
Capital Title Group, Inc.	976	7,187
CNA Surety Corp.†	21,207	366,457
Commerce Group, Inc.	2,061	60,882
Crawford & Co., Class B	885	6,354
Darwin Professional Underwriters, Inc.	198	3,497
Delphi Financial Group, Inc., Class A	1,570	57,085
Donegal Group, Inc., Class A	492	9,550
EMC Insurance Group, Inc.	5,706	164,105
Enstar Group, Inc.†	125	11,524
FBL Financial Group, Inc., Class A	515	16,686
FPIC Insurance Group, Inc.†	396	15,345
Great American Financial Resources, Inc.	334	6,991
Harleysville Group, Inc.	522	16,558
Hilb, Rogal & Hamilton Co.	1,372	51,134
Horace Mann Educators Corp.	1,631	27,645
Independence Holding Co.	191	4,280
Infinity Property & Casualty Corp.	784	32,144

James River Group, Inc.†	346	8,615
Kansas City Life Insurance Co.	152	6,410
LandAmerica Financial Group, Inc.	652	42,119
LifeCell Corp.†	1,271	39,299
Meadowbrook Insurance Group, Inc.	954	7,930
Midland Co.	14,741	559,863
National Interstate Corp.	601	16,299
National Western Life Insurance Co., Class A	86	20,610
Navigators Group, Inc.†	495	21,691
NYMAGIC, Inc.	219	6,362
Odyssey Re Holdings Corp.	488	12,859
Ohio Casualty Corp.	2,411	71,679
Phoenix Cos., Inc.	4,271	60,136
PICO Holdings, Inc.†	340	10,965
PMA Capital Corp., Class A†	1,223	12,597
PMI Group, Inc.	14,700	655,326
Presidential Life Corp.	814	20,008
ProAssurance Corp.†	17,083	823,059
RLI Corp.	846	40,760
Safety Insurance Group, Inc.	540	25,677
SCPIE Holdings, Inc.	381	8,858
SeaBright Insurance Holdings, Inc.†	603	9,714
Selective Insurance Group, Inc.	1,043	58,272
State Auto Financial Corp.	546	17,767
Stewart Information Services Corp.	652	23,674
Triad Guaranty, Inc.†	15,537	759,449
United Fire & Casualty Co.	782	23,562
USI Holdings Corp.†	1,751	23,481
Zenith National Insurance Corp.	1,401	55,578
		20,930,499

HEALTHCARE — 9.7%

Drugs — 1.8%
Acadia Pharmaceuticals, Inc.†	918	7,748
Adams Respiratory Therapeutics, Inc.†	1,151	51,358
Adolor Corp.†	1,716	42,917
Akorn. Inc.	1,688	6,712
Alexion Pharmaceuticals, Inc.†	1,196	43,200
Alkermes, Inc.†	3,338	63,155
Alpharma, Inc., Class A	1,610	38,704
Andrx Corp.†	2,800	64,932
Applera Corp. - Celera Genomics Group†	2,919	37,801
Arena Pharmaceuticals, Inc.†	1,792	20,751
ARIAD Pharmaceuticals, Inc.†	2,355	10,621
Array Biopharma, Inc.†	1,481	12,737
Auxilium Pharmaceuticals, Inc.†	822	6,395
AVI BioPharma, Inc.†	1,905	7,137
Bio-Rad Laboratories, Inc., Class A†	706	45,848
BioCryst Pharmaceuticals, Inc.†	871	12,481
BioMarin Pharmaceutical, Inc.†	3,237	46,516
Bradley Pharmaceuticals, Inc.†	552	5,630
Caraco Pharmaceutical Laboratories, Ltd.†	356	3,257
Connetics Corp.†	1,298	15,264
Cubist Pharmaceuticals, Inc.†	2,059	51,846
CV Therapeutics, Inc.†	1,709	23,875
Cypress Biosciences, Inc.†	1,215	7,460
Cytokinetics, Inc.†	973	6,120
Dendreon Corp.†	2,701	13,073
DepoMed, Inc.†	1,395	8,181
Digene Corp.†	665	25,762
Diversa Corp.†	1,155	11,157
Durect Corp.†	2,105	8,146
EGL, Inc.†	1,193	59,889
Encysive Pharmaceuticals, Inc.†	2,245	15,558
Enzo Biochem, Inc.†	1,038	15,653

Enzon Pharmaceuticals, Inc.†	1,660	12,516
Exelixis, Inc.†	3,183	31,989
Genta, Inc.†	5,070	8,307
Geron Corp.†	2,500	17,250
HealthExtras, Inc.†	1,030	31,127
I-Flow Corp.†	887	9,597
ICOS Corp.†	2,476	54,447
Idenix Pharmaceuticals, Inc.†	936	8,798
Illumina, Inc.†	1,582	46,922
Incyte Corp.†	3,172	14,591
Indevus Pharmaceuticals, Inc.†	1,806	9,879
Integra LifeSciences Holdings Corp.†	722	28,021
Invitrogen Corp.†	13,000	858,910
Isis Pharmaceuticals, Inc.†	2,764	16,722
KV Pharmaceutical Co., Class A†	1,467	27,374
Martek Biosciences Corp.†	1,216	35,203
Maxygen, Inc.†	1,117	8,355
Medarex, Inc.†	4,634	44,533
Medicines Co.†	1,900	37,145
Medicis Pharmaceutical Corp., Class A	2,064	49,536
MGI Pharma, Inc.†	2,962	63,683
Momenta Pharmaceuticals, Inc.†	820	10,422
Myogen, Inc.†	1,611	46,719
Neurocrine Biosciences, Inc.†	1,431	15,169
New River Pharmaceuticals, Inc.†	601	17,129
Northfield Laboratories, Inc.†	959	9,485
Novavax, Inc.†	2,330	11,743
Noven Pharmaceuticals, Inc.†	898	16,074
NPS Pharmaceuticals, Inc.†	1,748	8,530
Onyx Pharmaceuticals, Inc.†	1,570	26,423
OSI Pharmaceuticals, Inc.†	2,158	71,128
Pain Therapeutics, Inc.†	1,348	11,256
Par Pharmaceutical Cos., Inc.†	1,329	24,533
Parexel International Corp.†	1,030	29,716
Penwest Pharmaceuticals Co.†	866	18,905
Peregrine Pharmaceuticals, Inc.†	6,649	10,572
Perrigo Co.	2,946	47,431
Pharmion Corp,†	916	15,600
Pozen, Inc.†	951	6,695
Prestige Brands Holdings, Inc.†	1,262	12,582
Progenics Pharmaceuticals, Inc.†	845	20,331
Regeneron Pharmaceuticals, Inc.†	1,728	22,153
Renovis, Inc.†	826	12,646
Salix Pharmaceuticals, Ltd.†	1,764	21,697
Santarus, Inc.†	1,744	11,598
Savient Pharmaceuticals, Inc.†	2,345	12,311
Sciele Pharma, Inc.	1,104	25,602
Somaxon Pharmaceuticals, Inc.	190	2,966
SuperGen, Inc.†	1,876	6,810
Tanox, Inc.†	923	12,765
Trimeris, Inc.†	671	7,710
United Therapeutics Corp.†	894	51,646
Viropharma, Inc.†	2,601	22,421
Xenoport, Inc.†	623	11,283
Zymogenetics, Inc.†	1,423	26,994

Health Services — 5.3%
Adeza Biomedical Corp.†	571	8,005
Alliance Imaging, Inc.†	576	3,686
Allscripts Heathcare Solutions, Inc.†	41,155	722,270
Amedisys, Inc.†	606	22,967
American Retirement Corp.†	1,339	43,879
AMERIGROUP Corp.†	17,566	545,249
AMN Healthcare Services, Inc.†	1,232	25,010
Amsurg Corp.†	1,130	25,708
Apria Healthcare Group, Inc.†	17,008	321,451

AVANIR Pharmaceuticals	1,201	8,215
Bio-Reference Laboratories, Inc.†	395	8,595
Capital Senior Living Corp.	825	8,473
Centene Corp.†	1,634	38,448
Cerner Corp.†	18,600	690,246
Coley Pharmaceutical Group, Inc.†	680	7,854
Conor Medsystems, Inc.†	1,026	28,307
Corvel Corp.†	200	5,000
Cotherix, Inc.†	734	6,320
Dendrite International, Inc.†	19,514	180,309
Diagnostic Products Corp.	942	54,796
Dialysis Corp. of America	49,800	553,776
Drugstore.com, Inc.†	3,038	8,810
Eclipsys Corp.†	1,715	31,144
Emeritus Corp.	187	3,503
Emisphere Technologies, Inc.†	903	7,696
Five Star Quality Care, Inc.	1,197	13,239
Genesis Healthcare Corp.†	742	35,149
Genomic Health, Inc.†	472	5,556
Gentiva Health Services, Inc.†	1,020	16,351
Healthcare Services Group, Inc.	1,034	21,662
Healthspring, Inc.	712	13,350
Healthways, Inc.†	1,309	68,906
Horizon Health Corp.†	569	11,881
Hythiam, Inc.	993	6,915
Kindred Healthcare, Inc.†	1,272	33,072
Laserscope†	754	23,231
LHC Group, Inc.†	420	8,366
Lincare Holdings, Inc.†	32,000	1,210,880
Magellan Health Services, Inc.†	1,403	63,570
Matria Healthcare, Inc.†	795	17,029
Medcath Corp.†	300	5,652
Medical Action Indiana, Inc.†	348	7,680
MedQuist, Inc.†	22,180	283,904
Merge Technologies, Inc.†	781	9,614
Meridian Bioscience, Inc.	797	19,885
Metrologic Instruments, Inc.†	498	7,475
Molina Healthcare, Inc.†	463	17,617
Monogram Biosciences, Inc.†	4,942	9,785
Nabi Biopharmaceuticals†	2,276	13,064
National Dentex Corp.†	18,730	434,536
National Healthcare Corp.	247	11,004
Nighthawk Radiology Holdings, Inc.	239	4,288
Nuvelo, Inc.†	1,965	32,717
Odyssey Healthcare, Inc.†	1,311	23,034
Omnicell, Inc.†	1,030	14,222
Option Care, Inc.	992	11,884
PRA International†	678	15,099
Psychiatric Solutions, Inc.†	2,007	57,521
Radiation Therapy Services, Inc.†	466	12,540
RehabCare Group, Inc.†	21,144	367,483
Res-Care, Inc.†	838	16,760
Sirna Therapeutics, Inc.†	1,525	8,693
SonoSite, Inc.†	618	24,127
Sun Healthcare Group, Inc.	877	7,621
Sunrise Senior Living, Inc.†	1,684	46,563
Symbion, Inc.†	54,484	1,131,088
United Surgical Partners International, Inc.†	31,034	933,192
Valeant Pharmaceuticals International	3,520	59,558
Vistacare, Inc., Class A†	394	4,767

Medical Products — 2.6%
Abaxis, Inc.†	762	17,046
ABIOMED, Inc.†	887	11,504
Advanced Magnetics, Inc.	303	9,157
Adventrx Pharmaceuticals, Inc.	2,063	6,540

Affymetrix, Inc.†	2,559	65,510
Align Technology, Inc.†	2,115	15,630
Alnylam Pharmaceuticals, Inc.	1,213	18,292
Altus Pharmaceuticals, Inc.	280	5,166
American Medical Systems Holdings, Inc.†	2,648	44,089
Anadys Pharmaceuticals, Inc.†	1,080	3,154
AngioDynamics, Inc.†	464	12,551
Arrow International, Inc.	863	28,367
ArthroCare Corp.†	991	41,632
Aspect Medical Systems, Inc.†	618	10,778
AtheroGenics, Inc.†	1,496	19,523
Bentley Pharmaceuticals, Inc.†	28,531	312,700
Bioenvision, Inc.†	1,366	7,281
BioMimetic Therapeutics, Inc.	32,800	217,464
Biosite, Inc.†	653	29,816
Bruker BioSciences Corp.†	1,421	7,617
Cell Genesys, Inc.†	1,732	8,695
Cepheid, Inc.†	2,069	20,090
Cerus Corp.†	1,053	7,508
Combinatorx, Inc.	934	8,210
Conceptus, Inc.†	864	11,774
CONMED Corp.†	1,066	22,066
Cyberonics, Inc.†	817	17,418
Datascope Corp.	489	15,081
Decode Genetics, Inc.†	2,105	13,030
DexCom, Inc.†	638	8,664
DJ Orthopedics, Inc.†	863	31,784
Encore Medical Corp.†	2,254	10,842
ev3, Inc.†	24,126	357,306
Foxhollow Technologies, Inc.†	707	19,315
Genitope Corp.†	996	6,295
GTX, Inc.†	475	4,323
Haemonetics Corp.†	1,009	46,929
Hana Biosciences, Inc.	1,089	9,868
HealthTronics Surgical Services, Inc.†	1,330	10,175
Hi-Tech Pharmacal Co., Inc.†	381	6,313
Hologic, Inc.†	1,729	85,343
Human Genome Sciences, Inc.†	4,985	53,339
ICU Medical, Inc.†	542	22,894
Immucor, Inc.†	2,572	49,460
InterMune, Inc.†	986	16,220
Intralase Corp.†	813	13,610
Invacare Corp.	1,177	29,284
Inverness Medical Innovations, Inc.†	1,049	29,613
IRIS International, Inc.†	21,364	281,150
Kensey Nash Corp.†	438	12,921
Keryx Biopharmaceuticals, Inc.†	1,635	23,217
Kyphon, Inc.†	1,677	64,330
LCA-Vision, Inc.	787	41,640
Lexicon Genetics, Inc.†	2,451	10,760
Luminex Corp.†	1,213	21,094
Mannkind Corp.†	849	18,092
Medis Technologies, Ltd.†	780	15,818
Mentor Corp.	1,466	63,771
Merit Medical Systems, Inc.†	1,033	14,214
Metabasis Therapeutics, Inc.	779	5,938
Molecular Devices Corp.†	644	19,681
Myriad Genetics, Inc.†	1,497	37,799
Nastech Pharmaceutical, Inc.†	823	13,003
Natus Medical, Inc.†	706	6,982
Nektar Therapeutics†	3,395	62,264
Neurometrix, Inc.†	473	14,408
Northstar Neuroscience, Inc.	409	4,245
NuVasive, Inc.†	1,256	22,897
Nxstage Medical, Inc.†	356	3,108
OccuLogix, Inc.†	438	950

OraSure Technologies, Inc.†	1,741	16,574
Palomar Medical Technologies, Inc.†	660	30,116
Panacos Pharmaceuticals, Inc.†	1,910	10,543
PetMed Express, Inc.†	712	7,811
PolyMedica Corp.	15,874	570,829
PSS World Medical, Inc.†	2,561	45,202
Quality Systems, Inc.	622	22,902
Quidel Corp.†	27,740	263,530
Rigel Pharmaceuticals, Inc.†	942	9,166
Sangamo Biosciences, Inc.†	992	5,853
Serologicals Corp.†	1,296	40,746
Sirona Dental Systems, Inc.	634	25,096
Solexa, Inc.	893	7,591
Spectranetics Corp.	1,160	12,435
Stereotaxis, Inc.†	888	9,582
STERIS Corp.	2,566	58,659
SurModics, Inc.†	604	21,810
Symmetry Medical, Inc.†	1,323	20,374
Telik, Inc.†	1,982	32,703
ThermoGenesis Corp.†	2,080	8,570
Thoratec Corp.†	2,000	27,740
Tiens Biotech Group USA, Inc.†	133	569
TriPath Imaging, Inc.†	1,193	7,898
USANA Health Sciences, Inc.†	355	13,454
Ventana Medical Systems, Inc.†	1,093	51,568
Viasys Healthcare, Inc.†	1,228	31,437
Visicu, Inc.	261	4,607
Vital Images, Inc.†	500	12,350
Vital Signs, Inc.	259	12,828
West Pharmaceutical Services, Inc.	1,225	44,443
Wright Medical Group, Inc.†	1,297	27,146
Young Innovations, Inc.	184	6,482
Zoll Medical Corp.†	365	11,957
		15,434,200

INDUSTRIAL & COMMERCIAL — 18.8%

Aerospace & Military Technology — 2.6%
AAR Corp.†	1,383	30,744
BE Aerospace, Inc.†	2,937	67,140
Curtiss-Wright Corp.	1,661	51,292
DRS Technologies, Inc.	32,500	1,584,375
EDO Corp.	630	15,334
Esterline Technologies Corp.†	14,462	601,475
GenCorp, Inc.†	2,097	33,615
HEICO Corp.	781	22,141
HEICO Corp., Class A	16,600	393,752
Herley Industries, Inc.†	551	6,177
Innovative Solutions & Support, Inc.†	455	6,397
K&F Industries Holdings, Inc.†	711	12,606
Kaman Corp., Class A	911	16,580
Moog, Inc., Class A†	1,394	47,703
MTC Technologies, Inc.†	384	9,074
Orbital Sciences Corp.†	31,988	516,286
Sequa Corp., Class A†	255	20,783
Teledyne Technologies, Inc.†	1,299	42,555
TransDigm Group, Inc.†	26,719	639,920
Triumph Group, Inc.†	604	28,992
United Industrial Corp.	357	16,154

Business Services — 8.3%
24/7 Real Media, Inc.†	1,838	16,138
Aaron Rents, Inc.	1,660	44,621
ABM Industries, Inc.	1,659	28,369
Acco Brands Corp.†	1,708	37,405
Actuant Corp., Class A	1,035	51,698

Administaff, Inc.	866	31,011
Albany Molecular Research, Inc.†	964	10,296
Alderwoods Group, Inc.†	1,543	30,027
Alico, Inc.	144	7,936
Alliance Data Systems Corp.†	20,800	1,223,456
AMERCO, Inc.†	389	39,157
American Ecology Corp.	591	15,661
AMIS Holdings, Inc.†	1,652	16,520
Arbitron, Inc.	1,142	43,773
Aviall, Inc.†	1,297	61,633
Banta Corp.	910	42,160
Barret Business Services, Inc.	264	4,840
Basin Water, Inc.	227	2,275
Beacon Roofing Supply, Inc.†	1,660	36,537
Bearingpoint, Inc.†	7,063	59,117
Black Box Corp.	10,963	420,212
BlueLinx Holdings, Inc.	475	6,189
Bowne & Co., Inc.	1,206	17,246
Brady Corp., Class A	1,582	58,281
Bright Horizons Family Solutions, Inc.†	1,054	39,725
Brightpoint, Inc.†	1,907	25,802
Building Material Holding Corp.	1,098	30,601
Calgon Carbon Corp.	1,506	9,172
Casella Waste Systems, Inc., Class A†	833	10,904
Catalina Marketing Corp.	1,751	49,833
CDI Corp.	485	14,065
Central Parking Corp.	380	6,080
Cenveo, Inc.†	2,019	36,241
Chemed Corp.	992	54,094
CLARCOR, Inc.	1,964	58,508
Clark, Inc.	665	8,778
Clean Harbors, Inc.†	595	23,984
Cogent, Inc.†	1,640	24,715
Coinmach Service Corp.	999	10,240
Coinstar, Inc.†	1,057	25,305
Compass Diversified Trust	497	7,086
Consolidated Graphics, Inc.†	427	22,230
Core-Mark Holding Co., Inc.	376	13,449
Cornell Cos., Inc.†	433	6,645
CoStar Group, Inc.†	636	38,052
CRA International, Inc.†	429	19,365
Cross Country Healthcare, Inc.†	28,217	513,267
CSG Systems International, Inc.†	1,809	44,755
Darling International, Inc.†	2,446	11,080
DeVry, Inc.†	2,313	50,817
DiamondCluster International, Inc.†	1,108	8,775
Directed Electronics, Inc.	355	4,658
DynCorp International, Inc.	949	9,842
Educate, Inc.†	671	5,140
Electro Rent Corp.†	722	11,566
EMCOR Group, Inc.†	15,693	763,778
EnerSys†	1,766	36,909
ENGlobal Corp.	611	4,755
Ennis, Inc.	966	19,011
Exponent, Inc.†	608	10,275
Federal Signal Corp.	1,830	27,706
First Advantage Corp., Class A†	261	6,071
First Consulting Group, Inc.†	818	7,225
Forrester Research, Inc.†	526	14,717
FTD Group, Inc.†	487	6,574
FTI Consulting, Inc.†	1,516	40,583
Gaiam, Inc.†	614	8,600
Gartner, Inc., Class A†	2,156	30,615
Geo Group, Inc.†	492	17,245
Getty Images, Inc.†	11,000	698,610
Gevity HR, Inc.	994	26,391

Granite Construction, Inc.	1,314	59,485
Harsco Corp.	7,200	561,312
Harte-Hanks, Inc.	43,000	1,102,520
Heidrick & Struggles International, Inc.†	696	23,553
Home Solutions of America, Inc.	1,427	8,805
Hudson Highland Group, Inc.†	931	10,045
ICT Group, Inc.†	257	6,304
Infrasource Services, Inc.†	1,012	18,428
Input/Output, Inc.†	17,673	167,010
Insituform Technologies, Inc., Class A†	1,031	23,600
Integrated Electrical Services, Inc.†	581	10,150
Intermec, Inc.†	1,910	43,815
Intevac, Inc.†	796	17,257
inVentiv Health, Inc.	1,106	31,831
John H. Harland Co.	9,718	422,733
Kelly Services, Inc., Class A	767	20,839
Kendle International, Inc.†	465	17,079
Kenexa Corp.†	594	18,919
Kforce, Inc.†	1,103	17,085
Korn/Ferry International†	6,207	121,595
Labor Ready, Inc.†	26,368	597,235
Landauer, Inc.	344	16,478
Layne Christensen Co.†	454	12,871
Lincoln Educational Services Corp.†	172	2,939
LKQ Corp.†	1,696	32,224
Marlin Business Services, Inc.†	449	10,129
Maximus, Inc.	813	18,821
McGrath Rentcorp	833	23,166
Medifast, Inc.	440	7,856
Mine Safety Appliances Co.	1,171	47,074
Mobile Mini, Inc.†	1,337	39,121
Move, Inc.	3,800	20,824
MPS Group, Inc.†	3,913	58,930
MWI Veterinary Supply, Inc.†	196	7,140
Navigant Consulting, Inc.†	1,613	36,534
Net 1 UEPS Technologies, Inc.	1,821	49,804
NuCo2, Inc.†	588	14,136
On Assignment, Inc.†	990	9,098
Overstock.com, Inc.†	423	8,993
Owens & Minor, Inc.	1,520	43,472
Patrick Industries, Inc.†	19,200	210,432
Paxar Corp.†	1,557	32,027
PeopleSupport, Inc.†	702	9,449
PHH Corp.†	2,020	55,631
Pre-Paid Legal Services, Inc.	385	13,282
Providence Service Corp.†	455	12,390
PW Eagle, Inc.	399	12,066
RAE Systems, Inc.†	1,461	5,844
Rentech, Inc.	5,241	24,371
Resources Connection, Inc.†	1,826	45,686
Rollins, Inc.	65,722	1,290,780
ScanSource, Inc.†	973	28,528
Senomyx, Inc.†	1,131	16,320
SFBC International, Inc.†	689	10,445
SITEL Corp.†	2,219	8,698
Sotheby’s Holdings, Inc., Class A†	2,293	60,191
Source Interlink Cos., Inc.†	60,190	716,261
SOURCORP, Inc.†	595	14,750
Spherion Corp.†	2,181	19,891
Standard Parking Corp.	194	5,254
Star Maritime Aquisition Corp.	716	7,275
StarTek, Inc.	429	6,414
Sterling Construction, Inc.	329	9,080
Stewart Enterprises, Inc., Class A	3,985	22,914
Synagro Technologies, Inc.	2,329	9,153
Team, Inc.	241	6,037

TeleTech Holdings, Inc.†	1,239	15,686
Tetra Tech, Inc.†	2,176	38,602
United Stationers, Inc.†	12,398	611,469
Universal Display Corp.†	898	11,952
Valley National Gases, Inc.	92	2,406
ValueVision Media, Inc., Class A†	1,156	12,751
Vertrue, Inc.†	287	12,350
Volt Information Sciences, Inc.†	315	14,679
Waste Connections, Inc.†	1,689	61,480
Waste Industries USA, Inc.	282	6,396
Waste Services, Inc.	835	7,507
Waste Services, Inc.†	217	1,955
Watsco, Inc.	1,057	63,230
Watson Wyatt & Co. Holdings	20,005	702,976

Electrical Equipment — 1.5%
A.O. Smith Corp.	777	36,022
Acuity Brands, Inc.	1,703	66,264
Advanced Energy Industries, Inc.†	1,336	17,689
Asyst Technologies, Inc.†	1,837	13,832
Axcelis Technologies, Inc.†	3,830	22,597
Baldor Electric Co.	1,221	38,205
Cabot Microelectronics Corp.†	7,718	233,932
Capstone Turbine Corp.†	3,896	8,883
China BAK Battery, Inc.	1,027	8,740
ChipMos Technologies, Ltd.	53,000	311,640
Crane Co.	18,300	761,280
ElkCorp	777	21,577
Franklin Electric Co., Inc.	859	44,359
General Cable Corp.†	1,917	67,095
Insteel Industries, Inc.	528	12,766
KEMET Corp.†	3,291	30,343
Lamson & Sessions Co.	526	14,865
Littelfuse, Inc.†	847	29,120
Nextest Systems Corp.	228	3,696
Otter Tail Corp.	1,117	30,527
Power-One, Inc.†	2,653	17,510
Roper Industries, Inc.	12,100	565,675
Superior Essex, Inc.†	763	22,836
Vicor Corp.	752	12,461

Machinery — 4.9%
Albany International Corp., Class A	15,813	670,313
Applied Industrial Technologies, Inc.	1,695	41,205
AptarGroup, Inc.	10,433	517,581
Astec Industries, Inc.†	25,945	885,243
Blount International, Inc.†	1,439	17,297
Briggs & Stratton Corp.	1,940	60,353
Bucyrus International, Inc., Class A	1,197	60,449
Cascade Corp.	476	18,826
Cognex Corp.	1,768	46,021
Columbus McKinnon Corp.†	694	15,088
DXP Enterprises, Inc.	66	2,049
Flow International Corp.†	1,326	18,657
Formfactor, Inc.†	1,736	77,478
Gehl Co.†	398	10,161
Gerber Scientific, Inc.†	856	11,126
Gorman-Rupp Co.	346	9,204
IDEX Corp.	39,700	1,873,840
iRobot Corp.†	433	10,773
Kadant, Inc.†	516	11,868
Kennametal, Inc.	8,900	554,025
Kulicke & Soffa Industries, Inc.†	2,152	15,946
Ladish Co., Inc.†	532	19,934
Lawson Products, Inc.	169	6,662
Lindsay Manufacturing Co.	437	11,851

Lone Star Technologies, Inc.†	1,167	63,041
Matthews International Corp., Class A	1,218	41,985
Middleby Corp.†	253	21,900
NACCO Industries, Inc., Class A	209	28,719
Nordson Corp.	1,116	54,885
Pentair, Inc.	18,000	615,420
Photon Dynamics, Inc.†	646	8,088
Presstek, Inc.†	1,119	10,418
Raser Technologies, Inc.	770	7,423
Regal-Beloit Corp.	1,166	51,479
Robbins & Myers, Inc.	446	11,658
Sauer-Danfoss, Inc.	28,991	736,951
Snap-On, Inc.	8,300	335,486
Standex International Corp.	469	14,234
Tecumseh Products Co., Class A†	630	12,096
Tennant Co.	312	15,687
TurboChef Technologies, Inc.†	513	5,705
Westinghouse Air Brake Technologies Corp.	19,140	715,836

Multi-Industry — 0.2%
American Oriental Bioengineeing, Inc.	1,694	9,359
American Railcar Industries, Inc.	343	11,357
Andersons, Inc.	497	20,680
Enpro Industries, Inc.†	800	26,880
ESCO Technologies, Inc.†	978	52,274
GenTek, Inc.	388	10,409
Griffon Corp.†	1,129	29,467
Koppers Holdings, Inc.	378	7,556
Perini Corp.†#	825	18,563
Plexus Corp.†	1,735	59,354
Raven Industries, Inc.	610	19,215
Reddy Ice Holdings, Inc.	633	12,882
Smith & Wesson Holding Corp.	1,106	9,091
Tredegar Corp.	1,293	20,455

Transportation — 1.3%
ABX Air, Inc.†	2,210	13,348
Air Methods Corp.	393	10,289
Arkansas Best Corp.	14,058	705,852
Atlas Air Worldwide Holdings, Inc.†	757	37,123
Bristow Group, Inc.	886	31,896
Celadon Group, Inc.	870	19,175
Dynamex, Inc.†	420	9,160
Florida East Coast Industries, Inc., Class A	1,263	66,093
Forward Air Corp.	1,194	48,632
Freightcar America, Inc.	477	26,478
Genesee & Wyoming, Inc., Class A†	1,371	48,629
Greenbrier Cos., Inc.	513	16,796
Gulfmark Offshore, Inc.†	603	15,576
Heartland Express, Inc.	2,296	41,075
Horizon Lines, Inc.*	542	8,683
Hub Group, Inc., Class A†	1,517	37,212
Interpool, Inc.	454	10,088
Kirby Corp.†	16,200	639,900
Knight Transportation, Inc.	2,171	43,854
Maritrans, Inc.	456	11,354
Marten Transport, Ltd.†	580	12,609
Old Dominion Freight Lines, Inc.†	1,068	40,146
Pacer International, Inc.	1,424	46,394
PAM Transportation Services, Inc.†	202	5,836
Patriot Transportation Holding, Inc.	59	5,115
PHI, Inc.	520	17,248
Quality Distribution, Inc.†	323	4,286
RailAmerica, Inc.†	1,474	15,418
Republic Airways Holdings, Inc.†	1,233	20,986
SCS Transportation, Inc.†	556	15,307

Sirva, Inc.†	1,880	12,164
TAL International Group, Inc.†	612	14,749
U.S. Xpress Enterprises, Inc., Class A†	350	9,457
Universal Truckload Services, Inc.†	225	7,679
USA Truck, Inc.†	329	5,863
Werner Enterprises, Inc.	1,949	39,506
		29,887,703

INFORMATION & ENTERTAINMENT — 4.7%

Broadcasting & Media — 0.6%
Acacia Research - Acacia Technologies†	1,056	14,834
ADVO, Inc.	1,204	29,630
aQuantive, Inc.†	2,888	73,153
Audiovox Corp., Class A†	628	8,578
Belo Corp., Class A	3,445	53,742
Charter Communications, Inc. Class A†	14,951	16,895
Citadel Broadcasting Corp.	1,399	12,451
CKX, Inc.†	1,937	26,285
Courier Corp.	380	15,208
Cox Radio, Inc., Class A†	1,713	24,701
Crown Media Holdings, Inc., Class A†	588	2,423
Cumulus Media, Inc., Class A†	1,790	19,099
Emmis Communications Corp., Class A†	1,248	19,519
Entercom Communications Corp.	1,209	31,627
Entravision Communications Corp., Class A†	2,539	21,759
Fisher Communications, Inc.†	289	12,176
Gemstar-TV Guide International, Inc.†	9,407	33,113
Gray Television, Inc.	1,626	9,415
Journal Communications, Inc., Class A	1,660	18,658
Lee Enterprises, Inc.	1,735	46,758
Lin TV Corp., Class A†	1,047	7,905
LodgeNet Entertainment Corp.†	629	11,731
Macrovision Corp.†	1,961	42,201
Media General, Inc., Class A	838	35,104
Mediacom Communications Corp., Class A†	2,101	13,089
Outdoor Channel Holdings, Inc.†	498	5,139
Playboy Enterprises, Inc., Class B†	807	8,054
Polycom, Inc.†	3,309	72,533
Primedia, Inc.†	7,530	13,780
Private Media Group, Inc.†	956	4,250
Radio One, Inc., Class D†	2,901	21,467
Reader’s Digest Assoc., Inc.	3,655	51,024
Salem Communications Corp., Class A	377	4,905
Scholastic Corp.†	1,331	34,566
Sinclair Broadcast Group, Inc., Class A	1,727	14,783
Spanish Broadcasting System, Inc., Class A†	1,690	8,636
TheStreet. com, , Inc.	696	8,923
Valassis Communications, Inc.†	1,812	42,745
Value Line, Inc.	51	2,178
Westwood One, Inc.	2,662	19,965
World Wrestling Entertainment, Inc.	812	13,715

Entertainment Products — 0.5%
Applied Films Corp.†	596	16,980
Callaway Golf Co.	2,870	37,281
DTS, Inc.†	667	12,993
Hollinger International, Inc., Class A	2,841	22,813
JAKKS Pacific, Inc.†	1,044	20,974
Journal Register Co.	1,501	13,449
Lakes Entertainment, Inc.†	868	10,485
Leapfrog Enterprises, Inc.†	48,090	485,709
Life Time Fitness, Inc.†	1,153	53,349
Marvel Entertainment, Inc.†	1,786	35,720
Midway Games, Inc.†	1,355	10,962
Multimedia Games, Inc.†	1,029	10,424

ParkerVision, Inc.†	714	6,498
Steinway Musical Instruments, Inc.†#	278	6,817
Universal Electronics, Inc.†	523	9,262

Leisure & Tourism — 3.6%
AFC Enterprises, Inc.†	974	12,419
AirTran Holdings, Inc.†	45,353	673,946
Alaska Air Group, Inc.†	1,503	59,248
Ambassadors Group, Inc.	783	22,613
Ambassadors International, Inc.	271	6,295
Ameristar Casinos, Inc.	978	19,022
Applebee’s International, Inc.	2,817	54,143
Arctic Cat, Inc.	487	9,501
Arden Group, Inc., Class A	50	5,659
Aztar Corp.†	1,371	71,237
Bally Technologies, Inc.	1,977	32,561
Bally Total Fitness Holding Corp.†	1,397	9,472
Bluegreen Corp.†	793	9,088
Bob Evans Farms, Inc.	1,360	40,814
Boyd Gaming Corp.	12,000	484,320
Buffalo Wild Wings, Inc.†	279	10,689
California Pizza Kitchen, Inc.†	751	20,638
Carmike Cinemas, Inc.	467	9,844
CBRL Group, Inc.	1,173	39,788
CEC Entertainment, Inc.†	1,263	40,568
Century Casinos, Inc.	770	8,239
Chipotle Mexican Grill, Inc.	299	18,224
Churchill Downs, Inc.	331	12,396
CKE Restaurants, Inc.	2,269	37,688
Denny’s Corp.†	3,489	12,874
Domino’s Pizza, Inc.	1,437	35,551
Dover Downs Gaming & Entertainment, Inc.	552	10,841
Dover Motorsports, Inc.	623	3,657
ExpressJet Holdings, Inc.†	1,876	12,963
Frontier Airlines Holdings, Inc.	1,373	9,899
Gaylord Entertainment Co.†	17,541	765,489
Great Wolf Resorts, Inc.†	1,017	12,214
IHOP Corp.	697	33,512
Isle of Capri Casinos, Inc.†	594	15,236
Jack in the Box, Inc.†	1,341	52,567
JetBlue Airways Corp.†	6,588	79,978
K2, Inc.†	21,384	233,941
Krispy Kreme Doughnuts, Inc.†	2,083	16,956
Landry’s Restaurants, Inc.	621	20,152
Live Nation, Inc.	2,420	49,271
Lodgian, Inc.†	775	11,044
Lone Star Steakhouse & Saloon, Inc.	630	16,525
Luby’s, Inc.†	812	8,469
Magna Entertainment Corp., Class A†	1,516	7,974
Marcus Corp.	815	17,017
Marine Products Corp.	466	4,534
Marinemax, Inc.†	625	16,394
Mccormick & Schmick’s Seafood Restaurants, Inc.†	452	10,758
Mesa Air Group, Inc.†	1,371	13,504
Monaco Coach Corp.	1,014	12,878
Monarch Casino & Resort, Inc.†	394	11,079
Morgans Hotel Group Co.	682	10,612
Morton’s Restaurant Group, Inc.	51,379	787,126
MTR Gaming Group, Inc.†	859	8,057
Navigant International, Inc.†	588	9,417
O’ Charleys, Inc.†	31,476	535,092
P.F. Chang’s China Bistro, Inc.†	1,006	38,248
Papa John’s International, Inc.†	923	30,644
Pinnacle Entertainment, Inc.†	1,819	55,752
Progressive Gaming International Corp.	1,294	10,093
Rare Hospitality International, Inc.†	1,286	36,985

Red Robin Gourmet Burgers, Inc.†	627	26,685
Riviera Holdings Corp.†#	416	8,403
Ruby Tuesday, Inc.	2,239	54,654
Ruth’s Chris Steak House†	662	13,518
Shuffle Master, Inc.†	1,319	43,237
Six Flags, Inc.†	2,697	15,157
SkyWest, Inc.	10,315	255,812
Sonic Corp.†	3,255	67,672
Speedway Motorsports, Inc.	580	21,889
Steak n Shake Co.†	1,068	16,170
Steiner Leisure, Ltd.†	10,450	413,089
Texas Roadhouse, Inc., Class A†	1,977	26,729
Triarc Cos., Inc., Class B	2,334	36,480
Trump Entertainment Resorts, Inc.	1,062	21,380
Vail Resorts, Inc.†	1,148	42,591
WMS Industries, Inc.†	1,024	28,047
		7,497,661

INFORMATION TECHNOLOGY — 18.1%

Communication Equipment — 0.1%
ANADIGICS, Inc.†	1,790	12,018
Dycom Industries, Inc.†	1,529	32,552
InPhonic, Inc.†	905	5,702
Packeteer, Inc.†	1,317	14,935
Pegasus Wireless Corp.	2,052	18,345
Sirenza Microdevices, Inc.†	942	11,436
Tessera Technologies, Inc.†	1,751	48,152
Trident Microsystems, Inc.†	2,166	41,111

Computer Services — 1.2%
Agilysys, Inc.	1,158	20,844
Aspen Technology, Inc.†	1,715	22,501
ATI Technologies, Inc.†	28,500	416,100
BISYS Group, Inc.†	4,568	62,582
Bottomline Technologies, Inc.†	778	6,333
CACI International, Inc., Class A†	1,159	67,604
CIBER, Inc.†	2,069	13,635
COMSYS IT Partners, Inc.†	623	9,420
Concur Technologies, Inc.†	1,218	18,842
Covansys Corp.†	1,184	14,883
Digital Insight Corp.†	1,310	44,920
Digital River, Inc.†	1,499	60,545
Digitas, Inc.†	3,428	39,833
eFunds Corp.†	1,764	38,896
FileNET Corp.†	1,598	43,034
iGate Corp.†	835	5,336
Infocrossing, Inc.†	647	7,473
infoUSA, Inc.	1,274	13,135
Kanbay International, Inc.†	1,257	18,277
Keane, Inc.†	1,639	20,488
LECG Corp.†	924	17,066
Manhattan Associates, Inc.†	1,042	21,142
Mantech International Corp., Class A†	683	21,077
Marchex, Inc., Class B†	874	14,360
Mentor Graphics Corp.†	3,045	39,524
Ness Technologies, Inc.†	1,040	11,180
Per-Se Technologies, Inc.†	1,268	31,928
Perot Systems Corp., Class A†	39,077	565,835
Phase Forward, Inc.†	1,287	14,826
QAD, Inc.	578	4,480
RightNow Technologies, Inc.†	569	9,491
SI International, Inc.†	487	14,931
SRA International, Inc., Class A†	1,453	38,693
Stamps.Com, Inc.†	708	19,697
Sykes Enterprises, Inc.†	1,109	17,921

Syntel, Inc.	320	6,547
Tyler Technologies, Inc.†	1,486	16,643
Vasco Data Security International, Inc.†	944	7,882
WebSideStory, Inc.†	663	8,089

Computer Software — 3.9%
Access Integrated Technologies, Inc.	510	4,998
Actuate Corp.†	2,137	8,633
Advent Software, Inc.†	829	29,902
Altiris, Inc.†	888	16,019
American Reprographics Co.†	990	35,887
Ansys, Inc.†	1,250	59,775
Avid Technology, Inc.†	1,602	53,395
Blackbaud, Inc.	1,656	37,591
Borland Software Corp.†	2,950	15,576
Cognos, Inc.†	26,900	765,305
Computer Programs & Systems, Inc.	355	14,186
Emageon, Inc.†	794	11,584
Epicor Software Corp.†	2,080	21,902
EPIQ Systems, Inc.†	19,665	327,226
FalconStor Software, Inc.†	1,404	9,786
Hyperion Solutions Corp.†	2,247	62,017
Informatica Corp.†	3,267	42,994
Inter-Tel, Inc.	799	16,827
INVESTools, Inc.	1,714	13,609
JDA Software Group, Inc.†	1,106	15,517
MapInfo Corp.†	806	10,518
Mastercard, Inc.	7,700	369,600
McAfee, Inc.†	8,000	194,160
McData Corp., Class A†	5,841	23,831
MicroStrategy, Inc., Class A†	381	37,155
MRO Software, Inc.†	765	15,353
NetIQ Corp.†	41,930	511,127
Nuance Communications, Inc.†	4,762	47,906
Open Solutions, Inc.†	770	20,490
Opnet Technologies, Inc.†	489	6,337
Palm, Inc.†	3,476	55,964
Parametric Technology Corp.	70,045	890,272
PDF Solutions, Inc.†	799	9,916
Pegasystems, Inc.	544	3,492
Progress Software Corp.†	1,558	36,473
Quest Software, Inc.†	52,241	733,464
Schawk, Inc.	586	10,255
Secure Computing Corp.†	1,693	14,560
SonicWall, Inc.†	2,443	21,963
SPSS, Inc.†	734	23,591
Sybase, Inc.†	3,413	66,212
SYNNEX Corp.†	473	8,968
Take-Two Interactive Software, Inc.†	2,713	28,921
Taleo Corp.	516	6,084
THQ, Inc.†	31,521	680,854
Tradestation Group, Inc.†	974	12,341
Transaction Systems Architects, Inc., Class A†	1,418	59,116
Ulticom, Inc.†	491	5,141
Ultimate Software Group, Inc.†	906	17,359
VA Linux Systems, Inc.†	2,366	9,180
Verint Systems, Inc.†	21,104	616,026
Wind River Systems, Inc.†	2,859	25,445
Witness Systems, Inc.†	1,271	25,636

Computers & Business Equipment — 1.9%
3D Systems Corp.†	494	9,924
Advanced Digital Information Corp.†	2,353	27,695
Ansoft Corp.†	623	12,759
Brocade Communications Systems, Inc.†	10,360	63,610
Compx International, Inc.	61	1,092

Comtech Group, Inc.	554	6,160
Echelon Corp.†	1,169	8,756
Electronics for Imaging, Inc.†	2,196	45,853
Gateway, Inc.†	10,742	20,410
Global Imaging Systems, Inc.†	885	36,533
Herman Miller, Inc.	2,516	64,837
Hutchinson Technology, Inc.†	973	21,046
Identix, Inc.†	3,402	23,780
IKON Office Solutions, Inc.	38,267	482,164
Integral Systems, Inc.	417	11,188
Interface, Inc., Class A†	1,812	20,747
Intergraph Corp.†	20,613	649,103
Jack Henry & Associates, Inc.	25,516	501,645
Komag, Inc.†	1,165	53,800
Kronos, Inc.†	1,216	44,031
Magma Design Automation, Inc.†	1,348	9,908
Maxwell Technologies, Inc.†	544	10,679
Mercury Computer Systems, Inc.†	27,596	424,702
MICROS Systems, Inc.†	1,474	64,384
MTS Systems Corp.	692	27,341
Neoware Systems, Inc.†	751	9,230
Netscout Systems, Inc.†	978	8,724
Quantum Corp.†	7,166	18,775
Rackable Systems, Inc.†	1,050	41,465
Radiant Systems, Inc.†	990	10,464
RadiSys Corp.†	800	17,568
Rimage Corp.†	7,000	142,940
Sigma Designs†	863	8,138
Silicon Storage Technology, Inc.†	3,431	13,930
Standard Register Co.	677	8,022
Stratasys, Inc.†	384	11,313
Synaptics, Inc.†	948	20,287
Systemax, Inc.†	366	2,855
Talx Corp.	1,216	26,594
Tivo, Inc.†	2,907	20,785
Virage Logic Corp.†	589	5,531

Consumer Staples — 0.0%
IHS, Inc.	886	26,252

Electronics — 6.1%
Actel Corp.†	980	14,063
ADE Corp.†	396	12,866
Advanced Analogic Technologies, Inc.†	1,395	14,620
Aeroflex, Inc.†	2,852	33,283
American Science & Engineering, Inc.†	310	17,955
American Superconductor Corp.†	1,245	10,993
Amkor Technology, Inc.†	3,880	36,705
Analogic Corp.	525	24,470
Applied Micro Circuits Corp.†	11,205	30,590
ARGON ST, Inc.†	484	12,889
Ariba, Inc.†	2,829	23,283
ATMI, Inc.†	1,420	34,960
Badger Meter, Inc.	527	14,229
Bel Fuse, Inc., Class B	4,782	156,897
Belden CDT, Inc.	1,613	53,310
Benchmark Electronics, Inc.†	2,438	58,805
Bookham, Inc.†	2,199	7,389
Brooks Automation, Inc.†	2,831	33,406
Checkpoint Systems, Inc.†	1,486	33,004
Cirrus Logic, Inc.†	3,317	27,000
Coherent, Inc.†	1,175	39,633
Cohu, Inc.	855	15,005
Conexant Systems, Inc.†	18,228	45,570
Credence Systems Corp.†	3,789	13,262
CTS Corp.	1,361	20,265

Cubic Corp.	590	11,570
Cymer, Inc.†	1,472	68,389
Daktronics, Inc.	735	21,219
Diodes, Inc.†	749	31,039
Dionex Corp.†	758	41,432
DSP Group, Inc.†	1,149	28,553
Eagle Test Systems, Inc.	278	3,898
Electro Scientific Industries, Inc.†	1,100	19,789
EMCORE Corp.†	1,542	14,803
Emulex Corp.†	3,199	52,048
Encore Wire Corp.†	882	31,699
Energy Conversion Devices, Inc.†	1,481	53,953
Entegris, Inc.†	120,117	1,144,715
Exar Corp.†	25,483	338,159
Excel Technology, Inc.†	458	13,703
Fargo Electronics, Inc.†	485	12,314
FEI Co.†	903	20,480
FLIR Systems, Inc.†	2,622	57,841
Genesis Microchip, Inc.†	1,346	15,560
GrafTech International, Ltd.†	3,734	21,657
Greatbatch, Inc.†	827	19,517
Hitte Microwave Corp.†	493	17,827
II-VI, Inc.†	891	16,305
Ikanos Communications	779	11,833
Imation Corp.	1,323	54,309
Integrated Device Technology, Inc.†	32,800	465,104
Intermagnetics General Corp.†	1,607	43,357
International DisplayWorks, Inc.†	1,687	8,772
InterVoice, Inc.†	1,461	10,402
Ionatron, Inc.†	1,159	7,360
Itron, Inc.†	962	57,008
IXYS Corp.†	1,032	9,907
Kopin Corp.†	2,592	9,357
Lattice Semiconductor Corp.†	4,328	26,747
LoJack Corp.†	714	13,466
LTX Corp.†	2,340	16,403
Mattson Technology, Inc.†	1,989	19,433
Measurement Specialties, Inc.†	524	11,670
Methode Electronics, Class A	1,414	14,861
Micrel, Inc.†	2,756	27,588
Microsemi Corp.†	57,582	1,403,849
Microtune, Inc.†	2,006	12,558
MIPS Technologies, Inc.†	1,649	10,009
MKS Instruments, Inc.†	1,380	27,766
Mobility Electronics, Inc.†	1,062	7,710
Monolithic Power Systems, Inc.†	828	9,795
MoSys, Inc.	855	6,686
Multi-Fineline Electronix, Inc.†	316	10,488
Netlogic Microsystems, Inc.†	604	19,479
Omnivision Technologies, Inc.†	2,019	42,641
ON Semiconductor Corp.†	5,773	33,945
OSI Systems, Inc.†	559	9,933
OYO Geospace Corp.	149	8,509
Park Electrochemical Corp.	764	19,673
Pericom Semiconductor Corp.†	999	8,292
Photronics, Inc.†	1,570	23,236
PLX Technology, Inc.†	949	11,597
PortalPlayer, Inc.†	936	9,182
Powell Industries, Inc.†	292	6,988
Power Integrations, Inc.†	38,321	669,851
Rofin-Sinar Technologies, Inc.†	582	33,448
Rogers Corp.†	661	37,241
Rudolph Technologies, Inc.†	68,427	992,192
Semitool, Inc.†	834	7,523
Semtech Corp.†	54,041	780,892
Silicon Image, Inc.†	3,091	33,321

SiRF Technology Holdings, Inc.†	1,947	62,732
Skyworks Solutions, Inc.†	6,083	33,517
Sonic Solutions†	974	16,071
Stakek Holdings, Inc.†	452	2,197
Standard Microsystems Corp.†	841	18,359
Supertex, Inc.†	455	18,173
Taser International, Inc.†	2,353	18,612
Tech Data Corp.†	6,500	249,015
Technitrol, Inc.	1,538	35,605
Tektronix, Inc.	19,800	582,516
Transmeta Corp.†	7,416	12,162
TranSwitch Corp.†	4,821	10,172
TriQuint Semiconductor, Inc.†	5,298	23,629
TTM Technologies, Inc.†	1,584	22,921
Ultratech Stepper, Inc.†	907	14,276
Varian Semiconductor Equipment Associates, Inc.†	2,171	70,796
Varian, Inc.†	1,172	48,650
Veeco Instruments, Inc.†	1,147	27,345
Viisage Technology, Inc.	846	12,825
Volterra Semiconductor Corp.†	710	10,835
Watts Water Technologies, Inc., Class A	957	32,107
Woodhead Industries, Inc.	23,900	457,446
Woodward Governor Co.	1,140	34,781
X-Rite, Inc.	809	8,891
Zoran Corp.†	1,859	45,248
Zygo Corp.†	685	11,227

Food & Lodging — 0.0%
Smith Micro Software, Inc.	762	12,207

Internet Content — 0.4%
@Road, Inc.†	2,335	12,889
Audible, Inc.†	930	8,454
Avocent Corp.†	1,858	48,773
Blue Coat Systems, Inc.†	549	9,256
Click Commerce, Inc.†	389	7,675
CMGI, Inc.†	17,524	21,204
CNET Networks, Inc.†	5,685	45,366
Cogent Communications Group, Inc.†	796	7,459
Convera Corp.†	1,066	7,157
DealerTrack Holdings, Inc.	404	8,932
EarthLink, Inc.†	5,058	43,802
GSI Commerce, Inc.†	1,485	20,092
Harris Interactive, Inc.†	2,054	11,708
i2 Technologies, Inc.	537	6,804
Infospace, Inc.†	1,183	26,819
Internet Capital Group, Inc.†	1,486	13,374
Interwoven, Inc.†	1,619	13,891
iPass, Inc.†	2,463	13,793
Jupitermedia Corp.†	823	10,699
Knot, Inc.	552	11,553
Liquidity Services, Inc.	294	4,578
Mindspeed Technologies, Inc.†	4,178	10,069
NetBank, Inc.	1,757	11,649
Netratings, Inc.†	505	7,014
NIC, Inc.†	1,451	10,491
Online Resources Corp.†	854	8,830
Opsware, Inc.†	3,103	25,569
Perficient, Inc.	667	8,237
ProQuest Co.†	963	11,835
S1 Corp.†	2,691	12,917
Safeguard Scientifics, Inc.†	4,557	9,843
Sapient Corp.†	3,092	16,388
Sohu.com, Inc.†	980	25,274
Stellent, Inc.	1,093	10,438
Terremark Worldwide, Inc.†	1,485	5,346

Travelzoo, Inc.†	115	3,489
Trizetto Group, Inc.†	1,628	24,078
United Online, Inc.	2,434	29,208
ValueClick, Inc.†	3,887	59,665
Vignette Corp.†	1,129	16,461

Internet Software — 1.8%
Agile Software Corp.†	2,158	13,682
Art Technology Group, Inc.†	4,226	12,593
Blackboard, Inc.†	1,052	30,466
Chordiant Software, Inc.†	3,007	9,103
Covad Communications Group, Inc.†	11,105	22,300
CyberSource Corp.†	1,157	13,537
eCollege.com, Inc.†	686	14,502
Equinix, Inc.†	1,085	59,523
eResearch Technology, Inc.†	1,868	16,999
F5 Networks, Inc.†	19,136	1,023,393
Internap Network Services Corp.†	11,598	12,166
Internet Security Systems, Inc.†	1,494	28,162
Lawson Software, Inc.	157,718	1,056,711
Lionbridge Technologies, Inc.†	2,264	12,520
Openwave Systems, Inc.†	3,579	41,302
RealNetworks, Inc.†	4,055	43,388
Redback Networks, Inc.†	2,103	38,569
RSA Security, Inc.†	2,863	77,845
SSA Global Technologies, Inc.†	396	7,674
TIBCO Software, Inc.†	7,984	56,287
webMethods, Inc.†	2,061	20,342
Websense, Inc.†	14,120	290,025

Telecommunications — 2.7%
3Com Corp.†	14,844	76,001
Adaptec, Inc.†	4,325	18,771
ADTRAN, Inc.	2,600	58,318
Advanced Radio Telecom Corp.†*(1)(2)(4)	200	0
Alaska Communications Systems Group, Inc.	1,591	20,126
Anaren, Inc.†	652	13,360
Andrew Corp.†	6,054	53,638
Anixter International, Inc.	1,253	59,467
Arris Group, Inc.†	42,955	563,570
Atheros Communications, Inc.†	1,958	37,124
Avanex Corp.†	6,235	10,974
Broadwing Corp.†	2,892	29,932
C-COR, Inc.†	1,820	14,050
CalAmp Corp.	882	7,841
Carrier Access Corp.†	788	6,517
Cbeyond Communications, Inc.*	624	13,609
Centennial Communications Corp.	865	4,498
Cincinnati Bell, Inc.†	9,365	38,397
Commonwealth Telephone Enterprises, Inc.	812	26,926
CommScope, Inc.†	2,200	69,124
Comtech Telecommunications Corp.†	27,564	806,798
Consolidated Commerce Holdings, Inc.	883	14,684
CPI International, Inc.	268	3,886
CT Communications, Inc.	729	16,672
Ditech Networks, Inc.†	1,227	10,699
Dobson Communications Corp., Class A†	5,633	43,543
EMS Technologies, Inc.†	575	10,323
Eschelon Telecom, Inc.	354	5,471
Essex Corp.†	24,633	453,740
Extreme Networks, Inc.†	4,521	18,807
Fairpoint Communications, Inc.	1,043	15,019
Finisar Corp.†	8,634	28,233
First Avenue Networks, Inc.	2,071	22,512
Foundry Networks, Inc.†	5,525	58,897
General Communication, Inc., Class A†	2,028	24,985

Golden Telecom, Inc.	828	20,990
Harmonic, Inc.†	2,813	12,602
Hypercom Corp.†	2,035	19,027
ID Systems, Inc.	420	7,531
IDT Corp., Class B†	2,015	27,787
InterDigital Communications Corp.†	2,065	72,089
Iowa Telecommunication Services, Inc.	1,191	22,534
iPCS, Inc.†(2)	633	30,574
Ixia†	1,626	14,634
j2 Global Communications, Inc.†	1,884	58,819
Lightbridge, Inc.†	1,032	13,364
Loral Space & Communications, Inc.	432	12,252
Mastec, Inc.†	1,526	20,159
MRV Communications, Inc.†	4,739	14,738
Netgear, Inc.†	1,257	27,214
Newport Corp.†	1,541	24,841
North Pittsburgh Systems, Inc.	569	15,682
Novatel Wireless, Inc.†	1,117	11,595
NTELOS Holdings Corp.	572	8,265
Oplink Communications, Inc.	620	11,352
Optical Communication Products, Inc.†	756	1,520
Plantronics, Inc.	1,783	39,600
Powerwave Technologies, Inc.†	55,153	502,995
Premiere Global Services, Inc.†	2,741	20,695
Price Communications Corp.†	1,728	29,290
Radyne Corp.	682	7,761
RCN Corp.†	1,105	27,548
RF Micro Devices, Inc.†	7,258	43,330
SafeNet, Inc.†	1,045	18,517
SAVVIS, Inc.	316	9,357
Shenandoah Telecommunications Co.	292	13,724
Sonus Networks, Inc.†	9,577	47,406
Stratex Networks, Inc.†	3,646	12,349
SureWest Communications	555	10,723
Sycamore Networks, Inc.†	6,990	28,379
Symmetricom, Inc.†	1,743	12,323
Syniverse Holdings, Inc.†	895	13,157
Talk America Holdings, Inc.†	1,154	7,143
Tekelec†	2,191	27,059
Time Warner Telecom, Inc., Class A†	2,887	42,872
Ubiquitel, Inc.†	3,099	32,044
USA Mobility, Inc.	1,037	17,214
UTStarcom, Inc.†	4,582	35,694
Valor Communications Group, Inc.	1,567	17,942
ViaSat, Inc.†	840	21,571
Vonage Holdings Corp.	1,187	10,196
WebEx Communications, Inc.†	1,586	56,366
Wireless Facilities, Inc.†	2,166	5,957
Zhone Technologies, Inc.†	4,206	8,580

Transportation — 0.0%
American Commercial Lines, Inc.	1,167	70,312
		28,839,674

MATERIALS — 3.9%

Chemicals — 1.1%
A. Schulman, Inc.	1,061	24,286
A.M. Castle & Co.	378	12,191
American Vanguard Corp.	671	10,387
Ameron International Corp.	332	22,251
Ampco Pittsburgh Corp.	273	7,821
Arch Chemicals, Inc.	909	32,770
Balchem Corp.	440	9,900
Cambrex Corp.	1,015	21,143
Ceradyne, Inc.†	1,017	50,331

CF Industries Holdings, Inc.	2,087	29,761
Ferro Corp.	1,618	25,823
Georgia Gulf Corp.	26,197	655,449
H.B. Fuller Co.	1,115	48,581
Hercules, Inc.†	4,309	65,755
Innospec, Inc.†	466	11,846
Kronos Worldwide, Inc.	95	2,779
MacDermid, Inc.	1,049	30,211
NewMarket Corp.	653	32,036
NL Industries, Inc.	287	3,085
Olin Corp.	19,342	346,802
OM Group, Inc.†	1,112	34,305
Omnova Solutions, Inc.†	1,571	8,923
Pioneer Companies, Inc.†	446	12,167
PolyOne Corp.†	3,509	30,809
Rockwood Holdings, Inc.†	1,335	30,718
Spartech Corp.	1,216	27,482
Stepan Co.	234	7,390
Symyx Technologies, Inc.†	1,279	30,888
Terra Industries, Inc.†	3,609	22,989
Tronox, Inc.†	1,567	20,637
UAP Holding Corp.	1,931	42,115
W.R. Grace & Co.†	2,573	30,104

Forest Products — 0.3%
AEP Industries, Inc.†	271	9,049
AMREP Corp.	64	3,473
Bowater, Inc.	2,121	48,253
Buckeye Technologies, Inc.†	1,428	10,910
Builders FirstSource, Inc.†	571	11,626
Caraustar Industries, Inc.†	1,103	9,927
Cavco Industries, Inc.†	241	10,710
Chesapeake Corp.	752	12,340
Delta & Pine Land Co.	1,349	39,661
Deltic Timber Corp.	386	21,759
Glatfelter	1,686	26,757
Goodman Global, Inc.	894	13,571
Interline Brands, Inc.†	1,028	24,035
Longview Fibre Co.	1,937	36,977
Mercer International, Inc.†	1,029	8,932
Neenah Paper, Inc.	560	17,052
Potlatch Corp.	1,465	55,304
Rock-Tenn Co., Class A	1,210	19,299
Schweitzer-Mauduit International, Inc.	585	12,665
Silgan Holdings, Inc.	882	32,643
Universal Forest Products, Inc.	636	39,896
Wausau-Mosinee Paper Corp.	1,700	21,165
Williams Scotsman International, Inc.*	1,129	24,657
Xerium Technologies, Inc.	748	7,046

Metals & Minerals — 2.5%
Accuride Corp.†	858	10,699
AK Steel Holding Corp.†	4,172	57,699
Aleris International, Inc.†	1,190	54,561
Alpha Natural Resources, Inc.†	1,961	38,475
AMCOL International Corp.	832	21,923
Apogee Enterprises, Inc.	1,067	15,685
Barnes Group, Inc.	1,426	28,449
Brush Engineered Materials, Inc.†	736	15,346
Century Aluminum Co.†	877	31,300
Chaparral Steel Co.†	873	62,873
CIRCOR International, Inc.	606	18,477
Cleveland-Cliffs, Inc.	837	66,366
Coeur d’Alene Mines Corp.†	10,542	50,707
Comfort Systems USA, Inc.	1,527	21,821
Compass Minerals International, Inc.	1,213	30,264

Drew Industries, Inc.†	702	22,745
Dynamic Materials Corp.	447	15,077
Gibraltar Industries, Inc.	22,928	664,912
Greif, Inc., Class A	625	46,850
Hecla Mining Co.†	4,520	23,730
Hexcel Corp.†	3,540	55,613
Kaydon Corp.	17,970	670,461
LB Foster Co.	387	9,384
LSI Industries, Inc.	759	12,895
MascoTech, Inc.†*(1)(2)	201	0
Maverick Tube Corp.†	1,401	88,529
Metal Management, Inc.	988	30,253
Minerals Technologies, Inc.	754	39,208
Mueller Industries, Inc.	12,698	419,415
Mueller Water Products, Inc.	950	16,540
Myers Industries, Inc.	1,011	17,379
NN, Inc.	654	8,077
NS Group, Inc.†	852	46,928
Olympic Steel, Inc.	317	11,219
Oregon Steel Mills, Inc.†	1,355	68,644
Quanex Corp.	1,432	61,676
RBC Bearings, Inc.†	727	16,503
Royal Gold, Inc.	737	20,503
RTI International Metals, Inc.†	863	48,190
Ryerson Tull, Inc.	988	26,676
Schnitzer Steel Industries, Inc., Class A	857	30,406
Shiloh Industries, Inc.†	183	2,752
Simpson Manufacturing Co., Inc.	1,404	50,614
Steel Technologies, Inc.	433	8,418
Stillwater Mining Co.†	1,566	19,857
Texas Industries, Inc.	877	46,569
Timken Co.	19,100	640,041
Trex Co., Inc.†	450	11,651
U. S. Concrete, Inc.†	1,267	14,000
USEC, Inc.	3,297	39,069
Valmont Industries, Inc.	686	31,892
Westmoreland Coal Co.†(4)	255	6,049
Wheeling-Pittsburgh Corp.†	409	8,135
Worthington Industries, Inc.	2,745	57,508
Zoltek Cos., Inc.†	536	16,021
		6,208,476

REAL ESTATE — 4.0%

Real Estate Companies — 0.5%
Affordable Residential Communities†	1,295	13,921
American Campus Communities, Inc.	652	16,202
Avatar Holdings, Inc.†	220	12,533
Brookfield Homes Corp.	467	15,388
California Coastal Communities, Inc.†	385	12,320
Capital Lease Funding, Inc.	1,258	14,354
CentraCore Properties Trust	417	10,321
Champion Enterprises, Inc.†	2,892	31,928
Consolidated Tomoka Land Co.	215	11,855
Deerfield Triarc Capital Corp.	1,959	25,428
DiamondRock Hospitality Co.	2,431	36,003
Digital Realty Trust, Inc.	698	17,234
Equity Lifestyle Properties, Inc.	737	32,303
Fieldstone Investment Corp.	1,841	16,864
First Potomac Reality Trust	777	23,147
Fleetwood Enterprises, Inc.†	2,419	18,239
Franklin Street Properties Corp.	1,871	36,788
GMH Communities Trust	1,506	19,849
Gramercy Capital Corp.	626	16,213
Hersha Hospitality Trust	1,057	9,819
Highland Hospitality Corp.	2,265	31,891

Housevalues, Inc.†	545	3,777
Inland Real Estate Corp.	2,565	38,167
JER Investors Trust, Inc.	974	15,146
Kite Realty Group Trust	1,084	16,900
National Retail Properties, Inc.	2,195	43,790
Newkirk Reality Trust, Inc.†	735	12,760
NorthStar Reality Finance Corp.	1,159	13,920
Orleans Homebuilders, Inc.	179	2,909
Republic Property Trust	988	9,761
Resource Capital Corp.	152	1,956
Saxon Capital, Inc.	1,898	21,713
Spirit Finance Corp.	3,104	34,951
Tejon Ranch Co.†	413	16,999
Trammell Crow Co.†	1,368	48,113
Trustreet Properties, Inc.	2,561	33,780
U-Store-It Trust	1,782	33,608
Washington Group International, Inc.	1,098	58,567
Windrose Medical Properties Trust	772	11,271

Real Estate Investment Trusts — 3.5%
Aames Investment Corp.	1,791	8,937
Acadia Realty Trust	1,205	28,498
Agree Reality Corp.	292	9,919
Alexander’s, Inc.†	76	20,654
Alexandria Real Estate Equities, Inc.	864	76,620
American Financial Realty Trust	4,913	47,558
American Home Mtg. Investment Corp.	1,672	61,630
American Land Lease, Inc.	8,400	205,800
Anthracite Capital, Inc.	2,164	26,314
Arbor Realty Trust, Inc.	451	11,298
Ashford Hospitality Trust, Inc.	1,835	23,158
BioMed Realty Trust, Inc.	2,118	63,413
Capital Trust, Inc., ClassA	373	13,286
Cedar Shopping Centers, Inc.	1,156	17,016
Corporate Office Properties Trust	1,265	53,231
Cousins Properties, Inc.	15,553	481,054
Crescent Real Estate EQT Co.	2,990	55,494
Duke Realty Corp.	5,900	207,385
EastGroup Properties, Inc.	842	39,305
Education Reality Trust, Inc.	1,002	16,683
Entertainment Properties Trust	1,003	43,179
Equity Inns, Inc.	2,068	34,246
Equity One, Inc.	7,357	153,761
Extra Space Storage, Inc.	1,764	28,647
FelCor Lodging Trust, Inc.	2,310	50,219
First Industrial Realty Trust, Inc.	1,697	64,384
Friedman Billings Ramsey Group, Inc., Class A	5,571	61,114
Getty Realty Corp.	666	18,941
Glenborough Realty Trust, Inc.	1,221	26,300
Glimcher Realty Trust	1,390	34,486
Healthcare Realty Trust, Inc.	1,813	57,744
Heritage Property Investment Trust	1,072	37,434
Highwoods Properties, Inc.	2,050	74,169
Home Properties, Inc.	1,309	72,663
HomeBanc Corp.	2,148	17,055
Host Marriott Corp.	18,800	411,156
Impac Mtg. Holdings, Inc.	2,887	32,277
Innkeepers USA Trust	1,638	28,305
Investors Real Estate Trust	1,766	15,947
KKR Financial Corp.	3,048	63,429
LaSalle Hotel Properties	13,015	602,595
Lexington Corporate Properties Trust	2,005	43,308
Liberty Property Trust	5,200	229,840
LTC Properties, Inc.	886	19,802
Luminent Mtg. Capital, Inc.	1,486	13,760
Maguire Properties, Inc.	1,436	50,504

Medical Properties Trust, Inc.	1,519	16,770
MFA Mtg. Investments, Inc.	3,004	20,668
Mid-America Apartment Communities, Inc.	896	49,952
Mills Corp.	2,147	57,432
MortgageIT Holdings, Inc.	1,103	13,302
National Health Investors, Inc.	893	24,013
Nationwide Health Properties, Inc.	2,835	63,816
Newcastle Investment Corp.	1,669	42,259
Novastar Financial, Inc.	1,246	39,386
Omega Healthcare Investors, Inc.	2,199	29,071
Pan Pacific Retail Properties, Inc.	10,600	735,322
Parkway Properties, Inc.	538	24,479
Pennsylvania Real Estate Investment Trust	1,390	56,114
Post Properties, Inc.	1,627	73,768
PS Business Parks, Inc.	606	35,754
RAIT Investment Trust	1,058	30,894
Ramco-Gershenson Properties	639	17,208
Realty Income Corp.	3,151	69,007
Redwood Trust, Inc.	736	35,939
Saul Centers, Inc.	415	16,924
Senior Housing Properties Trust	2,424	43,414
Sizeler Property Investors, Inc.	656	10,535
Sovran Self Storage, Inc.	672	34,131
Strategic Hotel Capital, Inc.	2,775	57,554
Sun Communities, Inc.	685	22,283
Sunstone Hotel Investors, Inc.	2,197	63,845
Tanger Factory Outlet Centers, Inc.	1,174	38,002
Tarragon Corp.	512	7,091
Universal Health Realty Income Trust	447	14,014
Urstadt Biddle Properties, Inc., Class A	801	13,048
Washington Real Estate Investment Trust	1,600	58,720
Winston Hotels, Inc.	1,004	12,299
Winthrop Reality Trust	915	5,435
		6,425,655

UTILITIES — 1.1%

Electric Utilities — 0.5%
Allete, Inc.	953	45,124
Avista Corp.	1,855	42,350
Black Hills Corp.	1,261	43,290
CH Energy Group, Inc.	598	28,704
Cleco Corp.	1,912	44,454
Duquesne Light Holdings, Inc.	2,972	48,860
El Paso Electric Co.†	1,836	37,014
Empire District Electric Co.	1,136	23,345
Headwaters, Inc.†	1,603	40,973
IDACORP, Inc.	1,623	55,653
ITC Holdings Corp.	542	14,406
MGE Energy, Inc.	4,076	126,967
NorthWestern Corp.	1,346	46,235
Pike Electric Corp.†	594	11,440
PNM Resources, Inc.	2,610	65,146
Portland General Electric Co.	1,019	25,444

Gas & Pipeline Utilities — 0.6%
American States Water Co.	638	22,745
Aquila, Inc.†	14,178	59,689
California Water Service Group	654	23,374
Cascade Natural Gas Corp.	435	9,174
EnergySouth, Inc.	262	8,182
Laclede Group, Inc.	809	27,797
New Jersey Resources Corp.	6,663	311,695
Nicor, Inc.	1,683	69,845
Northwest Natural Gas Co.	8,046	297,943
Peoples Energy Corp.	1,457	52,321

Piedmont Natural Gas Co., Inc.	2,895	70,349
Priceline.Com, Inc.†	965	28,815
SJW Corp.	571	14,532
Southwest Water Co.	860	10,294

Telephone — 0.0%
Atlantic Tele-Network, Inc.	203	4,225
		1,710,385

TOTAL COMMON STOCK (cost $134,765,610)		143,336,389

Preferred Stock — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Housing & Household Durables — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00%
(cost $275)(1)(2)	183	0

Bonds & Notes — 0.0%

MATERIALS — 0.0%

Metals & Minerals — 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14
(cost $9,000)	9,000	8,134

Warrants — 0.0%†

INFORMATION TECHNOLOGY — 0.0%

Computer Software — 0.0%
MicroStrategy, Inc. Class A Expires 6/24/2007 (strike price $4.00)(2)
(cost $0)	18	1

Exchange Traded Funds — 1.9%

FINANCE — 1.9%

Financial Services — 1.9%
iShares Nasdaq Biotechnology Index Fund †	6,800	494,360
iShares Russell 2000 Index Fund	3,500	251,650
iShares Russell 2000 Value Index Fund	32,800	2,373,736
TOTAL EXCHANGE TRADED FUNDS (cost $2,809,096)		3,119,746
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $137,583,981)		146,464,270

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT OBLIGATIONS — 0.2%
Federal National Mtg. Assoc. Disc. Notes 5.00% due 07/03/06	300,000	299,861
United States Treasury Bills 4.70% due 09/14/06 (5)	50,000	49,520

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $349,372)		349,381

Repurchase Agreements — 7.2%

Agreement with State Street Bank & Trust Co., bearing interest at
3.65%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $175,053 and collateralized by $190,000 of United
States Treasury Notes, bearing interest at 4.25%, due
11/15/14 and having an approximate value of $178,986		175,000	175,000
Agreement with State Street Bank & Trust Co., bearing interest at
3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $6,335,584 and collateralized by $6,875,000 of United
States Treasury Notes, bearing interest at 4.00%, due
02/15/14 and having an approximate value of $6,462,500		6,334,000	6,334,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (3)		4,865,000	4,865,000

TOTAL REPURCHASE AGREEMENTS (cost $11,374,000)			11,374,000

TOTAL INVESTMENTS —
(cost $149,307,353)@	99.4%		158,187,651
Other assets less liabilities—	0.6		968,622

NET ASSETS—	100.0%		$159,156,273

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006 the aggregate value of these securities was $54,513 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security represents an investment in an affiliated company; see Note 3
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security, see Note 1
(2)	Illiquid security
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of		Expiration	Value at	Value as of	Unrealized
Contracts	Description	Date	Trade Date	June 30, 2006	Appreciation
2 Long	Russell 2000 Index	September 2006	$676,465	$731,500	$55,035

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

INTERNATIONAL EQUITY

PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

Common Stock — 93.0%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 2.6%
ABC Learning Centres, Ltd.	2,113	$10,049
Alinta, Ltd.	1,734	13,439
Alumina, Ltd.	174,442	874,988
Amcor, Ltd.	5,825	28,915
AMP, Ltd.	12,377	83,972
Ansell, Ltd.	1,060	7,617
APN News & Media, Ltd.	1,879	7,093
Aristocrat Leisure, Ltd.	2,328	22,282
Australia & New Zealand Banking Group, Ltd.	12,111	239,302
Australian Gas Light Co., Ltd.	3,023	39,334
Australian Stock Exchange, Ltd.	681	16,487
AXA Asia Pacific Holdings, Ltd.	5,766	26,865
Babcock & Brown, Ltd.	918	14,796
BHP Billiton, Ltd.	23,109	497,997
BHP Steel, Ltd.	4,651	27,476
Billabong International, Ltd.	1,096	12,502
Boral, Ltd.	3,879	23,463
Brambles Industries, Ltd.	6,455	52,764
Caltex Australia, Ltd.	893	15,661
Centro Properties Group	5,426	26,975
CFS Gandel Retail Trust(2)	8,910	12,315
Challenger Financial Services Group, Ltd.	2,675	6,281
Coca-Cola Amatil, Ltd.	217,654	1,146,727
Cochlear, Ltd.	363	14,736
Coles Myer, Ltd.	7,848	66,250
Commonwealth Bank of Australia	8,530	281,499
Commonwealth Property Office Fund(2)	9,631	9,948
Computershare, Ltd.	2,964	17,290
CSL, Ltd.	1,202	48,010
CSR, Ltd.	6,040	15,036
DB RREEF Trust	17,392	18,934
DCA Group, Ltd.	2,821	5,849
Downer Group, Ltd.	115,172	636,747
Foster’s Group, Ltd.	13,330	54,183
Futuris Corp., Ltd.	3,518	5,490
General Property Trust	12,682	40,900
Goodman Fielder, Ltd.	7,016	11,157
Harvey Norman Holding, Ltd.	3,500	10,247
Iluka Resources, Ltd.	1,542	7,505
ING Industrial Fund(2)	5,185	8,592
Insurance Australia Group, Ltd.	10,557	41,970
Investa Property Group	10,098	16,433
John Fairfax Holdings, Ltd.	6,179	17,219
Leighton Holdings, Ltd.	920	11,861
Lend Lease Corp., Ltd.	2,378	24,722
Lion Nathan, Ltd.	1,944	11,268
Macquarie Airports	4,375	9,981
Macquarie Bank, Ltd.	1,608	82,448
Macquarie Communications Infrastructure Group	2,092	9,187
Macquarie Goodman Management, Ltd.	8,991	40,087
Macquarie Infrastructure Group	16,385	40,910
Macquarie Office Trust	12,673	12,996
Mayne Group, Ltd.	4,242	9,646
Mayne Pharma, Ltd.	4,211	8,136
Mirvac Group	5,791	18,719
Multiplex Group	4,157	10,101
National Australia Bank, Ltd.	10,606	277,107

Newcrest Mining, Ltd.	2,200	34,462
OneSteel, Ltd.	3,755	11,357
Orica, Ltd.	2,066	36,677
Origin Energy, Ltd.	5,243	28,675
Pacific Brands, Ltd.	3,330	5,320
Paladin Resources, Ltd.	2,794	8,533
PaperlinX, Ltd.	2,953	6,846
Perpetual Trustees Australia, Ltd.	270	14,677
Publishing & Broadcasting, Ltd.	892	12,070
Qantas Airways, Ltd.	6,262	13,774
QBE Insurance Group, Ltd.	5,257	80,083
Rinker Group, Ltd.	6,065	73,868
Rio Tinto, Ltd.	1,891	109,325
Santos, Ltd.	3,933	35,364
SFE Corp., Ltd.	896	10,986
Sonic Healthcare, Ltd.	1,752	18,487
Stockland Trust Group	8,928	46,573
Suncorp-Metway, Ltd.	3,664	52,685
TABCORP Holdings, Ltd.	3,475	39,251
Telstra Corp., Ltd.	14,002	38,290
Toll Holdings, Ltd.	3,469	36,218
Transurban Group	5,278	27,258
Unitab, Ltd.	795	8,720
Wesfarmers, Ltd.	2,502	65,687
Westfield Group	9,840	126,719
Westpac Banking Corp., Ltd.	12,122	209,703
Woodside Petroleum, Ltd.	3,088	100,967
Woolworths, Ltd.	7,703	115,341
WorleyParsons, Ltd.	950	14,190
Zinifex, Ltd.	3,250	24,199
		6,508,769
AUSTRIA — 1.2%
Andritz Ag	65	10,745
BETandWIN.com Interactive Entertainment AG	144	11,419
Boehler-Uddeholm AG	272	14,873
Erste Bank der oesterreichischen Sparkassen AG	31,857	1,792,855
Flughafen Wien AG	69	5,270
Immoeast Immobilien Analagen AG†	736	7,898
Immofinanz Immobil Anlagen AG	2,963	32,896
Mayr-Melnhof Karton AG	28	4,509
Meinl European Land, Ltd.†	954	19,438
Oesterreichische Elektrizitaetswirtschafts AG, Class A	511	24,575
OMV AG	1,092	65,017
Radex Heraklith Industriebeteiligungs AG†	163	5,275
Raiffeisen International Bank-Holding AG	237	20,583
Telekom Austria AG	40,727	906,920
Voestalpine AG	145	22,033
Wiener Stadtische Allgemeine Versicherung AG	209	12,297
Wienerberger AG	466	22,143
		2,978,746
BELGIUM — 0.7%
AGFA Gevaert NV	639	15,480
Barco NV	75	6,931
Bekaert NV	86	8,261
Belgacom SA	1,078	35,753
Cofinimmo SA	43	7,436
Colruyt SA	106	16,554
Compagnie Maritime Belge SA	104	3,021
Delhaize Group	502	34,801
Dexia	3,665	88,129
Euronav NV	121	3,724

Fortis	7,750	263,874
Groupe Bruxelles Lambert SA	489	51,225
InBev NV	18,098	887,736
KBC Bancassurance Holding	1,212	130,062
Mobistar SA	209	16,587
Omega Pharma SA	131	9,148
S.A. D’ieteren NV	19	6,136
Solvay SA, Class A	420	48,321
Total SA	288	4
UCB SA	579	31,326
Umicore	163	21,766
		1,686,275
CANADA — 0.9%
Addax Petroleum Corp.	18,944	506,565
Bank of Nova Scotia	21,376	846,768
Nexen, Inc.	4,453	250,912
OPTI Canada, Inc.†	30,570	625,750
		2,229,995
CAYMAN ISLAND — 0.5%
Foxconn International Hldgs., Ltd.	13,000	27,703
Xinhua Finance, Ltd.	1,717	1,147,767
		1,175,470
DENMARK — 0.2%
A/S Dampskibsselskabet Torm	100	4,767
AP Moller - Maersk A/S	7	54,494
Bang & Olufsen A/S, Class B	80	8,848
Carlsberg A/S, Class B	200	14,627
Codan	100	7,228
Coloplast A/S, Class B	219	16,260
Danisco A/S	348	25,361
Danske Bank A/S	2,709	103,123
DSV A/S	125	20,898
East Asiatic Co., Ltd. A/S	125	4,721
FLS Industries A/S, Class B	330	12,449
GN Store Nord A/S	1,300	14,935
H. Lundbeck A/S	400	9,122
Jyske Bank A/S	400	23,183
NKT Holding A/S	150	9,375
Novo Nordisk A/S, Class B	1,575	100,331
Novozymes A/S	354	23,916
Sydbank	450	14,931
Topdanmark A/S†	150	20,911
Trygvesta A/S	200	12,483
Vestas Wind Systems A/S†	1,137	31,097
William Demant Holding A/S†	200	14,952
		548,012
FINLAND — 0.4%
Amer Sports Oyj	450	9,399
Cargotec Corp.	260	11,390
Elisa Corp.	1,000	19,045
Fortum Oyj	2,705	69,197
KCi Konecranes Oyj	400	7,204
Kesko Oyj, Class B	400	15,338
Kone Oyj	520	21,616
Metso Oyj	754	27,360
Neste Oil Oyj	876	30,857
Nokia Oyj	27,852	568,561
Nokian Renkaat Oyj	650	8,547
OKO Bank	650	9,561
Orion Oyj, Class B	600	11,918
Outokumpu Oyj	751	17,578
Rautaruukki Oyj	600	18,127

Sampo Oyj, Class A	2,800	53,433
SanomaWSOY Oyj	430	10,351
Stora Enso Oyj, Class R	3,898	54,444
TietoEnator Oyj	540	15,596
UPM-Kymmene Oyj	3,400	73,277
Uponor Oyj	400	10,821
Wartsila Oyj, Class B	500	21,104
YIT Oyj	850	20,841
		1,105,565
FRANCE — 10.6%
Accor SA	1,299	79,070
Air France-KLM	802	18,854
Air Liquide	797	155,255
Alcatel SA†	8,980	113,940
Alstom†	8,672	792,518
Atos Origin SA†	445	29,113
AXA	43,183	1,417,285
BNP Paribas SA	32,441	3,105,802
Bouygues SA	1,340	68,900
Business Objects SA†	631	17,215
Cap Gemini SA	827	47,208
Carrefour SA	3,965	232,475
Casino Guichard-Perrachon SA	14,519	1,104,018
Cie Generale d’Optique Essilor International SA	647	65,128
CNP Assurances	276	26,247
Compagnie de Saint-Gobain	2,056	147,002
Compagnie Generale des Etablissements Michelin, Class B	949	57,049
Credit Agricole SA	32,858	1,250,304
Dassault Systemes SA	376	20,151
Electric Power Development Co., Ltd.	1,000	38,098
France Telecom SA	79,067	1,700,007
Gaz de France	1,302	43,715
Gecina SA	83	10,871
Groupe Danone	1,574	200,014
Hermes International	429	37,943
Imerys SA	209	16,708
Klepierre	123	14,246
L’Oreal SA	1,962	185,326
Lafarge SA	8,960	1,124,828
Lagardere Group S.C.A.	799	58,967
LVMH Moet Henessy Louis Vuitton SA	1,621	160,891
M6 Metropole Television	436	13,646
Neopost SA	214	24,388
PagesJaunes Groupe SA	830	26,063
Pernod-Ricard SA	496	98,333
Peugeot SA	16,000	995,613
Pinault-Printemps-Redoute SA	438	55,854
Publicis Groupe	913	35,267
Renault SA	1,225	131,614
Sagem SA	1,104	24,033
Sanofi-Synthelabo SA	37,785	3,687,497
Schneider Electric SA	6,321	658,917
SCOR	5,450	11,920
Societe BIC SA	183	11,844
Societe des Autoroutes Paris-Rhin-Rhone	150	10,284
Societe Generale	2,295	337,573
Societe Television Francaise	779	25,408
Sodexho Alliance SA	631	30,322
Suez SA (VIRT-X)†	6,730	279,760
Suez SA (BRUSSELS)†	833	11
Technip SA	17,759	983,545
Thales SA	568	22,187
Thomson SA	1,718	28,412

Total SA	42,069	2,768,441
Unibail (Union du Credit-Bail Immobilier)	301	52,475
Valeo SA	461	16,416
Vallourec SA	49	58,913
Veolia Environment	1,889	97,636
Vinci SA	24,389	2,512,738
Vivendi Universal SA	7,635	267,576
Zodiac SA	11,452	644,059
		26,249,893
GERMANY — 5.9%
Adidas-Salomon AG	27,733	1,325,940
Allianz AG	5,607	885,840
Altana AG	464	25,852
BASF AG	3,398	272,855
Bayer AG	4,592	211,090
Beiersdorf AG	112	16,877
Bilfinger Berger AG	16,419	892,741
Celesio AG	281	25,544
Commerzbank AG	4,130	150,234
Continental AG	866	88,524
DaimlerChrysler AG	6,033	298,089
Deutsche Bank AG	3,405	383,255
Deutsche Boerse AG	701	95,489
Deutsche Lufthansa AG	1,515	27,904
Deutsche Post AG (VIRT-X)	4,341	116,377
Deutsche Post AG (London)	395	10,511
Deutsche Postbank AG	379	27,273
Deutsche Telekom AG	18,060	290,594
Douglas Holding AG	207	9,563
E.ON AG	18,845	2,169,816
Fresenius Medical Care AG	15,940	1,832,479
Hannover Rueckversicherung AG†	30,009	1,049,776
Heidelberger Druckmaschinen AG	398	18,097
Henkel KGaA†	10,179	1,058,482
Hochtief AG	278	15,464
Hypo Real Estate Holding AG	887	53,878
Infineon Technologies AG†	4,995	55,647
IVG Immobilien AG	575	17,371
KarstadtQuelle AG†	419	11,120
Linde AG	552	42,539
MAN AG	839	60,760
Marschollek, Lautenschlaeger und Partner AG	395	8,139
Merck KGaA	338	30,738
Metro AG	965	54,703
Muenchener Rueckversicherungs-Gesellschaft AG	1,291	176,370
Premiere AG†	434	4,208
Puma AG	78	30,322
Rheinmetall AG	238	16,594
RWE AG	2,944	244,947
Salzgitter AG	271	23,005
SAP AG	1,465	309,179
Siemens AG	11,644	1,013,189
Solarworld AG	240	15,063
Suedzucker AG	439	9,736
ThyssenKrupp AG	2,383	81,594
TUI AG	1,408	27,896
Volkswagen AG	1,112	77,985
Wacker Chemie AG	8,603	925,959
Wincor Nixdorf AG	104	13,295
		14,602,903
GREECE — 1.2%
Alpha Bank A.E.	2,564	63,884
Athens Stock Exchange SA	303	4,875
Coca-Cola Hellenic Bottling Co. SA	717	21,368

Cosmote Mobile Communications SA	663	14,925
EFG Eurobank Ergasias SA	1,522	42,205
Emporiki Bank of Greece SA	614	21,267
Folli - Follie SA	110	2,572
Germanos SA	324	7,749
Greek Organisation of Football Prognostics SA	24,248	877,708
Hellenic Petroleum SA	709	9,431
Hellenic Technodomiki Tev SA	789	7,589
Hellenic Telecommunications Organization SA	21,091	464,535
Hyatt Regency SA	279	3,861
Intracom SA	570	3,791
Motor Oil Corinth Refineris SA	294	7,837
National Bank of Greece SA	26,662	1,053,071
Piraeus Bank SA	13,274	315,793
Public Power Corp.	692	16,392
Technical Olympic SA	527	2,373
Titan Cement Co. SA	382	17,922
Viohalco, Hellenic Copper and Aluminum Industry SA	661	6,053
		2,965,201
HONG KONG — 1.7%
ASM Pacific Technology, Ltd.	1,500	7,291
Bank of East Asia, Ltd.	9,600	39,432
BOC Hong Kong (Holdings), Ltd.	24,500	47,951
Cathay Pacific Airways, Ltd.	7,000	12,258
Cheung Kong (Holdings), Ltd.	10,000	108,417
Cheung Kong Infrastructure Holdings, Ltd.	3,000	8,672
China Unicom, Ltd. (Hong Kong)	996,000	884,900
CLP Holdings, Ltd.	12,400	72,567
Esprit Holdings, Ltd.	168,000	1,373,627
Giordano International, Ltd.	8,000	3,760
Hang Lung Properties, Ltd.	13,000	23,518
Hang Seng Bank, Ltd.	5,100	64,716
Henderson Land Development Co., Ltd.	5,000	25,881
Hong Kong & China Gas Co., Ltd.	24,392	53,550
Hong Kong Electric Holdings, Ltd.	9,500	42,936
Hong Kong Exchanges † Clearing, Ltd.	6,000	38,590
Hopewell Holdings, Ltd.	5,000	14,035
Hutchison Telecommunications International, Ltd.	9,000	14,660
Hutchison Whampoa, Ltd.	13,300	121,247
Hysan Development Co., Ltd.	5,000	14,164
Johnson Electric Holdings, Ltd.	10,000	7,275
Kerry Properties, Ltd.	3,500	11,943
Kingboard Chemical Holdings, Ltd.	3,500	9,892
Li & Fung, Ltd.	25,200	51,105
Link Real Estate I	14,000	28,031
Melco International Development, Ltd.	4,000	10,043
MTR Corp.	9,500	22,936
New World Development Co., Ltd.	16,126	26,370
Noble Group, Ltd.	7,000	4,820
Orient Overseas International, Ltd.	1,100	3,994
PCCW, Ltd.	24,923	17,811
Shangri-La Asia, Ltd.	8,000	15,400
Shun Tak Holdings, Ltd.	8,000	10,404
Sino Land Co., Ltd.	10,000	15,966
Solomon Systech International, Ltd.	14,000	3,533
Sun Hung Kai Properties, Ltd.	9,323	95,075
Swire Pacific, Ltd., Class A	6,500	67,082
Techtronic Industries Co., Ltd.	516,500	698,306
Television Broadcasting, Ltd.	2,000	12,348
Texwinca Holdings, Ltd.	4,000	2,627

Wharf Holdings, Ltd.	9,000	31,984
Wing Hang Bank, Ltd.	1,500	13,105
Yue Yuen Industrial Holdings	3,500	9,622
		4,141,844
IRELAND — 1.2%
Allied Irish Banks PLC (Dublin)	5,785	138,811
Bank of Ireland (Dublin)	6,437	114,854
C&C Group PLC	2,044	17,752
CRH, PLC (Dublin)	28,177	918,655
CRH, PLC (London)	3,537	115,000
DCC PLC	534	12,841
Depfa Bank PLC	2,336	38,723
Eircom Group PLC	3,551	9,856
Elan Corp.,PLC†	2,823	46,940
Fyffes, PLC	2,082	3,675
Grafton Group PLC†(2)	1,491	18,784
Greencore Group PLC	1,035	4,872
Iaws Group PLC	707	12,325
Independent News & Media PLC	3,736	10,943
Irish Life & Permanent PLC	59,008	1,403,820
Kerry Group PLC, Class A	867	18,630
Kingspan Group PLC	841	14,683
Paddy Power	301	5,213
Ryanair Holdings, PLC Sponsored ADR†	255	13,443
		2,919,820
ISRAEL — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	23,200	732,888

ITALY — 2.9%
Alleanza Assicurazioni SpA	2,802	31,753
Arnoldo Mondadori Editore SpA	773	7,455
Assicurazione Generali SpA	6,334	230,731
Autogrill SpA	674	10,371
Autostrade SpA	1,892	53,166
Banca Antonveneta SpA	580	19,555
Banca Fideuram SpA	1,947	11,331
Banca Intesa SpA (London)	25,743	150,804
Banca Intesa SpA (Milan)	6,173	33,517
Banca Monte dei Paschi di Siena SpA	7,294	43,848
Banca Popolare di Milano Scarl	2,747	35,012
Banche Popolari Unite SCRL	2,278	58,944
Banco Popolare di Verona e Novara SCRL	2,468	66,133
Benetton Group SpA	421	6,289
Bulgari SpA	987	11,198
Capitalia SpA	95,900	786,870
Enel SpA	28,530	245,951
Eni SpA	17,232	507,595
Fastweb†	17,003	738,987
Fiat SpA†	3,614	48,120
Finmeccanica SpA	1,961	43,543
Fondiaria Sai SpA	480	19,622
Gruppo Editoriale L’Espresso SpA	1,149	6,136
Italcementi SpA	469	11,865
Lottomatica SpA	384	14,568
Luxottica Group SpA	910	24,722
Mediaset SpA	5,082	59,931
Mediobanca SpA	81,398	1,593,957
Mediolanum SpA	1,686	11,839
Pirelli & C SpA	18,864	16,419
Sanpaolo IMI SpA	7,353	130,069
Seat Pagine gialle SpA	26,966	12,555
Snam Rete Gas SpA	6,473	28,460

Telecom Italia SpA (London)	70,854	197,338
Telecom Italia SpA (Milan)	39,887	103,055
Terna SpA	7,942	21,180
Tiscali SpA†	1,707	5,071
UniCredito Italiano SpA	230,177	1,801,777
		7,199,737
JAPAN — 18.9%
77 Bank, Ltd.	3,000	20,893
ACCESS Co., Ltd.	1	7,165
Acom Co., Ltd.	470	25,504
Aderans Co., Ltd.	300	8,100
Advantest Corp.	500	50,944
Aeon Co., Ltd.	3,800	83,345
Aeon Credit Service Co., Ltd.	600	14,575
Aiful Corp.	500	26,695
Aisin Seiki Co., Ltd.	1,200	35,652
Ajinomoto Co., Inc.	4,000	44,285
Alfresa Holdings Corp.	200	12,426
All Nippon Airways Co., Ltd.	5,000	19,224
Alpen Co., Ltd.	23,700	772,466
Alps Electric Co., Ltd.	1,200	14,995
Amada Co., Ltd.	2,000	20,972
Amano Corp.	500	7,427
Aoyama Trading Co., Ltd.	400	12,513
Arrk Corp.	400	9,455
Asahi Breweries, Ltd.	2,400	33,702
Asahi Glass Co., Ltd.	6,000	76,075
Asahi Kasei Corp.	8,000	52,220
Asatsu-DK, Inc.	300	9,699
ASICS Corp	2,000	20,377
Astellas Pharma, Inc.	30,600	1,123,034
Autobacs Seven Co., Ltd.	200	8,703
Bank of Fukuoka, Ltd.	4,000	30,409
Bank Of Kyoto, Ltd.	2,000	21,583
Bank of Yokohama, Ltd.	7,000	54,133
Benesse Corp.	500	17,258
Bridgestone Corp.	4,000	77,071
Canon Sales Co., Inc.	500	10,311
Canon, Inc.	7,050	345,600
Casio Computer Co., Ltd.	1,500	28,639
Central Glass Co., Ltd.	1,000	5,951
Central Japan Railway Co.	10	99,616
Chiba Bank, Ltd.	5,000	46,749
CHIYODA Corp.	1,000	20,447
Chubu Electric Power Co., Inc.	4,100	110,704
Chugai Pharmaceutical Co., Ltd.	1,800	36,727
Circle K Sunkus Co., Ltd.	300	6,488
Citizen Watch Co., Ltd.	2,600	23,560
Coca Cola West Japan Co., Ltd.	300	6,357
COMSYS Holdings Corp.	1,000	12,338
Credit Saison Co., Ltd.	29,200	1,382,943
CSK Corp.	500	22,807
Dai Nippon Printing Co., Ltd.	5,000	77,333
Daicel Chemical Industries, Ltd.	2,000	16,340
Daido Steel Co., Ltd.	3,000	23,541
DAIFUKU Co., Ltd.	1,000	16,498
DAIICHI SANKYO Co., Ltd.	4,800	132,122
Daikin Industries, Ltd.	1,500	52,036
Daimaru, Inc.	2,000	26,494
Dainippon Ink & Chemicals, Inc.	5,000	18,743
Dainippon Screen Manufacturing Co., Ltd.	2,000	18,315
Daito Trust Construction Co., Ltd.	500	27,700
Daiwa House Industry Co., Ltd.	3,000	47,973
Daiwa Securities Group, Inc.	8,000	95,351

Denki Kagaku Kogyo Kabushiki Kaisha	4,000	16,638
Denso Corp.	3,500	114,383
Dentsu, Inc.	12	33,135
Don Quijote Co., Ltd.	11,010	249,178
Dowa Mining Co., Ltd.	2,000	17,686
E* TRADE SECURITIES, Co., Ltd.	11	14,706
eAccess, Ltd.	9	5,906
East Japan Railway Co.	172	1,277,525
Ebara Corp.	3,000	12,793
Edion Corp.	500	9,918
Eisai Co., Ltd.	1,600	72,003
Elpida Memory, Inc.†	500	18,787
FamilyMart Co., Ltd.	400	11,534
Fanuc, Ltd.	21,800	1,958,266
Fast Retailing Co., Ltd.	300	24,511
Fuji Electric Co., Ltd.	4,000	20,937
Fuji Photo Film Co., Ltd.	3,200	107,375
Fuji Soft ABC, Inc.	200	6,589
Fuji Television Network, Inc.	4	8,878
Fujikura, Ltd.	3,000	33,109
Fujitsu, Ltd.	12,000	93,009
Furukawa Electric Co., Ltd.	4,000	25,865
GLORY, Ltd.	400	7,690
Goodwill Group, Inc.	8	5,907
Gunma Bank, Ltd.	3,000	22,282
Gunze, Ltd.	2,000	11,919
Hakuhodo Dy Holdings, Inc.	170	12,508
Hankyu Department Stores, Inc.	1,000	7,760
Hanshin Electric Railway Co., Ltd.	2,000	14,243
Haseko Corp	4,500	15,296
HIKARI TSUSHIN, Inc.	100	5,400
Hino Motors, Ltd.	2,000	11,639
Hirose Electric Co., Ltd.	200	24,292
Hitachi Cable, Ltd.	2,000	9,263
Hitachi Capital Corp.	300	5,243
Hitachi Chemical Co., Ltd.	700	18,350
Hitachi Construction Machinery Co., Ltd.	700	16,852
Hitachi High Technologies	500	15,204
Hitachi Metals, Ltd.	77,000	756,947
Hitachi, Ltd.	22,000	145,334
Hokkaido Electric Power Co., Inc.	1,300	30,841
Hokugin Financial Group, Inc.	7,000	29,238
Honda Motor Co., Ltd.	10,200	323,541
House Food Corp.	500	7,559
HOYA Corp.	2,800	99,581
IBIDEN Co., Ltd.	800	38,448
Index Corp.	7	6,912
INPEX Holdings, Inc.	5	44,128
Isetan Co., Ltd.	1,300	22,151
Ishikawajima-Harima Heavy Industries Co., Ltd.	8,000	25,306
Ito En, Ltd.	400	14,645
Itochu Corp.	9,000	79,037
Itochu Techno-Science Corp.	200	9,210
Jafco Co., Ltd.	300	17,983
Japan Airlines Corp.†	5,000	12,539
Japan Prime Realty Investment Corp.	3	9,018
Japan Real Estate Investment Corp.	3	26,739
Japan Retail Fund Investment Corp.	2	15,729
Japan Steel Works, Ltd.	2,000	13,702
Japan Tobacco, Inc.	29	105,671
JFE Holding, Inc.	26,400	1,118,840
JGC Corp.	1,000	17,206
Joyo Bank, Ltd.	5,000	30,322
JS Group Corp.	1,700	35,726

JSR Corp.	1,100	27,779
Jupiter Telecommunications Co., Ltd.†	1,307	906,814
K.K. DaVinci Advisors	7	6,912
Kajima Corp.	5,000	22,938
Kaken Pharmaceutical Co., Ltd.	1,000	7,506
Kamigumi Co., Ltd.	2,000	15,187
Kaneka Corp.	2,000	18,175
Kansai Electric Power Co., Inc.	5,000	111,849
Kansai Paint Co., Ltd.	2,000	15,956
Kao Corp.	3,000	78,513
Katokichi Co., Ltd.	900	9,044
Kawasaki Heavy Industries, Ltd.	9,000	30,278
Kawasaki Kisen Kaisha, Ltd.	3,000	17,354
KDDI Corp.	16	98,287
Keihin Electric Express Railway Co., Ltd.	3,000	21,234
Keio Electric Railway Co., Ltd.	4,000	25,900
Keisei Electric Railway Co., Ltd.	2,000	11,290
Keyence Corp.	200	51,066
Kikkoman Corp.	1,000	12,461
Kinden Corp.	1,000	8,572
Kintetsu Corp.	11,000	36,718
Kirin Brewery Co., Ltd.	5,000	78,600
Kobe Steel, Ltd.	18,000	56,309
Kokuyo Co., Ltd.	600	10,035
Komatsu, Ltd.	5,000	99,397
Konami Corp.	700	15,445
Konica Minolta Holdings, Inc.†	3,000	37,880
KOSE Corp.	300	9,437
Koyo Seiko Co., Ltd.	1,300	25,105
Kubota Corp.	7,000	66,367
Kuraray Co., Ltd.	2,500	27,962
Kurita Water Industries, Ltd.	800	16,428
Kyocera Corp.	1,000	77,420
Kyowa Hakko Kogyo Co., Ltd.	3,000	20,211
Kyushu Electric Power Co., Inc.	2,500	58,109
Lawson, Inc.	400	14,575
Leopalace21 Corp.	27,200	938,833
Mabuchi Motor Co., Ltd.	200	11,954
Makita Corp.	800	25,306
Marubeni Corp.	9,000	47,973
Marui Co., Ltd.	2,000	31,143
Matsui Securities Co., Ltd.	800	7,571
Matsumotokiyoshi Co., Ltd.	300	7,628
Matsushita Electric Industrial Co., Ltd.	12,000	253,233
Matsushita Electric Works, Ltd.	3,000	33,319
Mediceo Paltac Holdings Co., Ltd.	1,100	19,657
Meiji Dairies Corp.	2,000	13,964
Meiji Seika Kaisha, Ltd.	3,000	15,283
Meitec Corp.	300	9,778
Millea Holdings, Inc.	49	912,006
Minebea Co., Ltd.	3,000	16,332
Miraca Holdings, Inc.	23,900	585,805
Mitsubishi Chemical Holdings Corp.	7,500	46,859
Mitsubishi Corp.	8,900	177,704
Mitsubishi Electric Corp.	12,000	96,155
Mitsubishi Estate Co., Ltd.	7,000	148,637
Mitsubishi Gas Chemical Co., Inc.	2,000	22,929
Mitsubishi Heavy Industries, Ltd.	21,000	90,650
Mitsubishi Logistcs Corp.	1,000	15,659
Mitsubishi Materials Corp.	7,000	29,850
Mitsubishi Rayon Co., Ltd.	4,000	32,576
Mitsubishi Securities Co., Ltd.	2,000	25,795
Mitsubishi Tokyo Financial Group, Inc.	57	796,924
Mitsui & Co., Ltd.	10,000	141,209

Mitsui Chemicals, Inc.	4,000	26,110
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	15,292
Mitsui Fudosan Co., Ltd.	5,000	108,572
Mitsui Mining & Smelting Co., Ltd.	4,000	23,593
Mitsui O.S.K. Lines, Ltd.	7,000	47,588
Mitsui Sumitomo Insurance Co., Ltd.	8,000	100,454
Mitsui Trust Holdings, Inc.	3,000	36,045
Mitsukoshi, Ltd.	3,000	13,710
Mitsumi Electric Co., Ltd.	500	5,916
Mizuho Financial Group, Inc.	147	1,244,696
Murata Manufacturing Co., Ltd.	1,300	84,402
NAMCO BANDAI Holdings, Inc.	1,300	19,754
NEC Corp.	13,000	69,294
NEC Electronics Corp.	300	9,621
NET One Systems Co., Ltd.†	4	7,445
NGK Insulators, Ltd.	2,000	23,383
NGK Spark Plug Co., Ltd.	1,000	20,098
NHK Spring Co., Ltd.	2,000	23,016
Nichirei Corp.	2,000	10,696
NIDEC Corp.	700	50,157
Nikko Cordial Corp.	5,000	63,964
Nikon Corp.	2,000	34,918
Nintendo Co., Ltd.	600	100,664
Nippon Building Fund, Inc.	3	29,098
Nippon Electric Glass Co., Ltd.	1,000	20,054
Nippon Express Co., Ltd.	6,000	32,401
Nippon Kayaku Co., Ltd.	2,000	16,655
Nippon Light Metal Co., Ltd.	4,000	10,940
Nippon Meat Packers, Inc.	1,000	11,587
Nippon Mining Holdings, Inc.	5,000	42,074
Nippon Oil Corp.	8,000	58,441
Nippon Paper Group, Inc.	5	20,447
Nippon Sheet Glass Co., Ltd.	3,000	16,672
Nippon Shokubai Co., Ltd.	1,000	12,225
Nippon Steel Corp.	40,000	151,346
Nippon Telegraph & Telephone Corp.	34	166,673
Nippon Yusen Kabushiki Kaisha	6,000	39,007
Nishi-Nippon City Bank, Ltd.	3,000	14,366
Nishimatsu Construction Co., Ltd.	2,000	7,462
Nissan Chemical Industries, Ltd.	2,000	24,921
Nissan Motor Co., Ltd.	131,900	1,440,711
Nisshin Seifun Group, Inc.	1,500	16,712
Nisshin Steel Co., Ltd.	5,000	16,078
Nisshinbo Industries, Inc.	2,000	21,880
Nissin Food Products Co., Ltd.	600	21,181
Nitori Co., Ltd.	250	12,168
Nitto Denko Corp.	1,000	71,216
Nok Corp.	700	20,308
Nomura Real Estate Office Fund, Inc.	2	15,834
Nomura Research Institute, Ltd.	200	24,747
Nomura Securities Co., Ltd.	72,100	1,351,402
NSK, Ltd.	129,000	1,069,740
NTN Corp.	2,000	15,816
NTT Data Corp.	8	34,603
NTT DoCoMo, Inc.	123	180,566
NTT Urban Development Corp.	2	15,589
Obayashi Corp.	4,000	27,508
Obic Co., Ltd.	50	10,110
Odakyu Electric Railway Co., Ltd.	5,000	32,244
Oji Paper Co., Ltd.	4,000	22,754
Oki Electric Industry Co., Ltd.	4,000	9,437
Okuma Corp.	1,000	11,290
Okumura Corp.	2,000	11,115
Olympus Corp.	2,000	53,478
Omron Corp.	1,500	38,208

Onward Kashiyama Co., Ltd.	1,000	15,388
Oracle Corp. Japan	300	14,025
Oriental Land Co., Ltd.	400	22,510
Orix Corp.	2,780	678,967
Osaka Gas Co., Ltd.	13,000	41,804
OSG Corp.	600	10,103
OTSUKA Corp.	200	22,545
Park24 Co., Ltd.	400	11,779
Pioneer Corp.	1,100	17,744
Promise Co., Ltd.	500	28,967
QP Corp.	700	6,649
Rakuten, Inc.	42	24,956
Resona Holdings, Inc.	30	94,635
Ricoh Co., Ltd.	4,000	78,469
Rinnai Corp.	300	7,943
Rohm Co., Ltd.	700	62,574
ROUND ONE Corp	3	10,696
Ryohin Keikaku Co., Ltd.	200	16,393
Sanken Electric Co., Ltd.	1,000	12,723
Sankyo Co., Ltd.	300	19,058
Santen Pharmaceutical Co., Ltd.	500	11,884
Sanwa Shutter Corp	2,000	11,779
Sanyo Electric Co., Ltd.	10,000	21,583
Sapporo Hokuyo Holdings, Inc.	2	20,972
Sapporo Holdings, Ltd.	2,000	10,119
SBI Holdings, Inc.	50	22,064
SECOM Co., Ltd.	1,000	47,274
Sega Sammy Holdings, Inc.	1,200	44,460
Seiko Epson Corp.	900	24,537
Seino Transportation Co., Ltd.	1,000	10,556
Sekisui Chemical Co., Ltd.	3,000	25,900
Sekisui House, Ltd.	4,000	54,911
Seven & I Holdings Co., Ltd.	5,300	174,598
SFCG Co., Ltd.	40	9,088
Sharp Corp.	6,000	94,792
Shimachu Co.	300	7,838
Shimamura Co., Ltd.	200	21,915
Shimano, Inc.	400	12,233
Shimizu Corp.	4,000	22,405
Shin-Etsu Chemical Co., Ltd.	18,600	1,010,940
Shinko Electric Industries	500	14,505
Shinko Securities Co., Ltd.	4,000	16,917
Shinsei Bank, Ltd.	8,000	50,682
Shionogi & Co., Ltd.	45,000	802,167
Shiseido Co., Ltd.	2,000	39,235
Shizuoka Bank, Ltd.	4,000	43,202
Showa Denko KK	7,000	31,134
Showa Shell Sekiyu KK	1,300	15,256
Skylark Co., Ltd.	600	13,081
SMC Corp.	300	42,441
Softbank Corp.	4,800	107,585
Sojitz Holdings Corp.†	2,500	9,874
Sompo Japan Insurance, Inc.	5,000	69,906
Sony Corp.	6,600	291,244
Stanley Electric Co., Ltd.	1,000	20,622
Sumco Corp.	400	22,789
Sumitomo Bakelite Co., Ltd.	2,000	18,770
Sumitomo Chemical Co., Ltd.	9,000	75,026
Sumitomo Corp.	42,000	553,810
Sumitomo Electric Industries, Ltd.	32,300	473,041
Sumitomo Heavy Industries, Ltd.	3,000	27,735
Sumitomo Metal Industries, Ltd.	27,000	111,360
Sumitomo Metal Mining Co., Ltd.	3,000	39,112
Sumitomo Mitsui Financial Group, Inc.	291	3,076,809
Sumitomo Osaka Cement Co., Ltd.	3,000	9,228
Sumitomo Realty & Development Co., Ltd.	37,869	933,158

Sumitomo Rubber Industries, Ltd.	74,100	815,204
Sumitomo Titanium Corp.	100	15,834
Sumitomo Trust & Banking Co., Ltd.	8,000	87,382
Suruga Bank, Ltd.	2,000	26,949
Suzuken Co., Ltd.	400	15,869
T&D Holdings, Inc.	1,541	124,557
Taiheiyo Cement Corp.	351,000	1,294,320
Taisei Corp.	6,000	21,915
Taisho Pharmaceutical Co., Ltd.	1,000	19,617
Taiyo Nippon Sanso Corp.	2,000	15,869
Taiyo Yuden Co., Ltd.	1,000	12,697
Takara Shuzo Co.	2,000	11,692
Takashimaya Co., Ltd.	2,000	25,096
Takeda Pharmaceutical Co., Ltd.	20,000	1,244,320
Takefuji Corp.	10,540	628,127
Tanabe Seiyaku Co., Ltd.	1,000	12,303
TDK Corp.	800	60,818
Teijin, Ltd.	5,000	31,720
Terumo Corp.	1,100	36,718
THK Co., Ltd.	800	23,838
TIS, Inc.	300	8,389
Tobu Railway Co., Ltd.	6,000	28,626
Toda Construction Co.	2,000	9,664
Toho Co., Ltd.	1,000	19,967
Toho Titanium Co., Ltd.	200	10,800
Tohoku Electric Power Co., Inc.	2,800	61,412
Tokai Rika Co., Ltd.	400	8,808
Tokuyama Corp.	2,000	29,710
Tokyo Broadcasting System, Inc.	300	7,222
Tokyo Electric Power Co., Inc.	7,600	209,857
Tokyo Electron, Ltd.	1,000	69,906
Tokyo Gas Co., Ltd.	14,000	65,938
Tokyo Seimitsu Co., Ltd.	300	15,571
Tokyo Steel Manufacturing Co., Ltd.	700	15,322
Tokyo Style Co., Ltd.	1,000	11,893
Tokyo Tatemono Co., Ltd.	2,000	21,426
Tokyu Corp.	7,000	40,860
Tokyu Land Corp.	2,000	15,571
TonenGeneral Sekiyu KK	2,000	20,552
Toppan Printing Co., Ltd.	4,000	45,229
Toray Industries, Inc.	8,000	69,416
Toshiba Corp.	19,000	124,021
Tosoh Corp.	3,000	11,954
Toto, Ltd.	2,000	19,119
Toyo Seikan Kaisha, Ltd.	1,100	19,945
Toyobo Co., Ltd.	5,000	14,156
Toyoda Gosei Co., Ltd.	500	10,027
Toyota Industries Corp.	1,300	51,346
Toyota Motor Corp.	19,100	999,729
Toyota Tsusho Corp.	1,300	31,182
Trend Micro, Inc.	500	16,865
Ube Industries, Ltd.	6,000	17,354
Uni-Charm Corp.	300	16,568
Uniden Corp.	1,000	11,045
Union Tool Co.	15,900	804,448
UNY Co., Ltd.	2,000	29,483
Ushio, Inc.	800	16,882
USS Co., Ltd.	160	10,570
Wacoal Corp.	1,000	14,016
West Japan Railway Co.	189	784,472
Yahoo Japan Corp.	100	52,954
Yakult Honsha Co.	700	19,023
Yamada Denki Co., Ltd.	9,577	976,613
Yamaha Corp.	1,100	20,666
Yamaha Motor Co., Ltd.	1,300	33,965
Yamato Transport Co., Ltd.	49,000	869,189

Yamazaki Baking Co., Ltd.	1,000	8,957
Yaskawa Electric Corp.	2,000	23,244
Yokogawa Electric Corp.	1,400	19,953
Zeon Corp.	2,000	23,803
		46,984,810
KOREA — 0.4%
Hana Financial Group, Inc.	18,997	893,034

LEBANON — 0.0%
Investcom, LLC GDR*	4,288	82,244

LUXEMBOURG — 0.8%
Arcelor	3,599	173,729
Millicom International Cellular SA	37,832	1,718,708
Oriflame Cosmetics SA SDR	300	9,984
Stolt Offshore SA†	12,400	188,742
Stolt-Nielsen SA	250	5,863
		2,097,026
MEXICO — 0.3%
Urbi, Desarrollos Urbanos, SA de CV	313,131	726,141

NETHERLANDS — 4.1%
ABN AMRO Holdings NV	12,008	328,526
Aegon NV	9,525	162,886
Akzo Nobel NV	1,799	97,011
ASML Holding NV†	3,205	64,934
Buhrmann NV	712	10,327
Corio NV	268	16,670
DSM NV	1,002	41,729
Euronext NV	596	55,878
Europeon Aeronautic Defense and Space Co.	2,168	62,281
Fugro NV	385	16,605
Getronics NV	815	8,767
Hagemeyer NV†	3,416	15,773
Heineken NV	1,621	68,731
ING Groep NV	78,347	3,079,446
James Hardie Industries NV	3,061	17,515
Koninklijke (Royal) KPN NV	12,816	144,088
Koninklijke (Royal) Philips Electronics NV	39,695	1,240,358
Koninklijke Ahold NV†	10,293	89,392
Oce NV	519	7,621
Qiagen NV†	931	12,563
Randstad Holding NV	306	17,941
Reed Elsevier NV	4,664	70,154
Rodamco Europe NV	357	35,000
Royal Dutch Shell PLC	7,620	256,455
Royal Dutch Shell PLC, Class A ADR	18,430	619,967
Royal Dutch Shell PLC, Class B	36,604	1,279,983
Royal Numico NV	1,132	50,806
SBM Offshore NV	908	24,203
TPG NV	27,470	983,092
Unilever NV	11,350	257,390
Vedior NV	54,064	1,135,453
Wereldhave NV	138	13,423
Wolters Kluwer NV	1,914	45,216
		10,330,184
NEW ZEALAND — 0.0%
Auckland International Airport, Ltd.	6,484	8,573

Contact Energy, Ltd.	1,909	8,282
Fisher & Paykel Appliances Holdings, Ltd.	1,665	4,677
Fisher & Paykel Healthcare Corp.	3,371	8,853
Fletcher Building, Ltd.	3,088	17,216
Kiwi Income Property Trust	4,693	3,917
Sky City Entertainment Group, Ltd.	2,776	9,134
Sky Network Television, Ltd.	1,288	4,512
Telecom Corp. of New Zealand, Ltd.	12,953	31,885
Tower, Ltd.†	1,906	3,995
Vector, Ltd.	1,655	2,460
Warehouse Group, Ltd.	910	2,750
		106,254
NORWAY — 1.2%
Aker Kvaerner	200	18,763
Den Norke Bank ASA	4,354	54,033
Det Norske Oljeselskap ASA	4,800	9,639
Frontline, Ltd.	300	11,205
Norsk Hydro ASA	4,665	123,653
Norske Skogindustrier ASA	1,120	16,418
Ocean Rig ASA	1,000	7,020
Orkla ASA	1,251	57,979
Petrojarl ASA	23,550	155,111
Petroleum Geo-Services ASA†	23,550	1,327,901
Prosafe ASA	230	14,040
Schibsted ASA	350	9,334
Statoil ASA	4,326	122,659
Storebrand ASA	1,500	15,482
Tandberg Television ASA†	500	8,293
Tanderg ASA	700	5,791
Telenor ASA	78,875	953,484
TGS Nopec Geophysical Co. ASA	640	11,309
Tomra Systems ASA	1,000	8,113
Yara International ASA	1,353	18,040
		2,948,267
PORTUGAL — 0.1%
Banco BPI SA	2,013	15,294
Banco Comercial Portugues SA	14,251	40,466
Banco Espirito Santo SA	1,324	17,849
Brisa-Auto Estradas de Portugal SA	1,986	20,728
Cimpor Cimentos de Portugal SA	1,557	10,376
Electricidade de Portugal SA	13,312	52,272
Jeronimo Martins SGPS SA	250	4,269
Portugal Telecom SGPS SA	5,231	63,160
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	520	6,019
Sonae Industria-SGPS SA	464	3,994
Sonae SGPS SA	5,296	7,925
		242,352
RUSSIA — 0.9%
Gazprom ADR (London)	21,045	884,942
Gazprom, ADR (OTC)	6,427	270,255
Lukoil ADR	12,029	1,000,813
		2,156,010
SINGAPORE — 0.3%
Allgreen Properties, Ltd.	3,000	2,388
Ascendas Real Estate Investment Trust	7,000	8,491
Capitaland, Ltd.	9,000	25,587
Capitamall Trust	6,000	8,036
Chartered Semiconductors Manufacturing, Ltd.†	7,000	5,970
City Developments, Ltd.	4,000	23,628

Comfortdelgro Corp., Ltd.	12,000	11,599
Cosco Corp., Ltd. (Singapore)	6,000	4,776
Creative Technology, Ltd.	350	1,946
DBS Group Holdings, Ltd.	7,163	81,909
Fraser † Neave, Ltd.	10,000	25,271
Haw Par Corp., Ltd.	1,040	3,745
Jardine Cycle & Carriage, Ltd.	1,000	6,318
Keppel Corp., Ltd.	3,000	27,861
Keppel Land, Ltd.	3,000	7,657
Neptune Orient Lines, Ltd.	2,000	2,287
Olam International, Ltd.	5,000	4,549
Overseas-Chinese Banking Corp., Ltd.	17,100	71,302
Parkway Holdings, Ltd.	4,000	6,242
SembCorp Industries, Ltd.	5,760	11,790
SembCorp Marine, Ltd.	4,000	7,581
Singapore Airlines, Ltd.	4,000	32,094
Singapore Exchange, Ltd.	6,000	13,343
Singapore Land, Ltd.	1,000	3,980
Singapore Petroleum Co., Ltd.	1,000	3,190
Singapore Post, Ltd.	9,000	6,141
Singapore Press Holdings, Ltd.	10,250	26,680
Singapore Technologies Engineering, Ltd.	9,000	16,432
Singapore Telecommunications, Ltd.	50,580	81,166
SMRT Corp. Ltd.	4,000	2,830
STATS ChipPAC, Ltd.†	9,000	5,658
Suntec Real Estate Investment Trust	5,000	3,917
United Overseas Bank, Ltd.	7,000	68,990
United Overseas Land, Ltd.	3,500	6,324
Venture Corp., Ltd.	2,000	13,394
Want Want Holdings, Ltd.	3,000	4,050
Wing Tai Holdings, Ltd.	4,000	3,589
		640,711
SOUTH AFRICA — 0.3%
Massmart Holdings, Ltd.	99,356	651,288

SOUTH KOREA — 1.7%
Electrolux AB, Class B	1,740	25,145
Hyundai Motor Co. GDR*†	32,572	1,384,310
Kookmin Bank	10,915	897,360
Samsung Electronics Co., Ltd.	981	623,497
Samsung Electronics Co., Ltd. GDR (Frankfurt)*†	1,700	534,225
Samsung Electronics Co., Ltd. GDR (London)*	700	219,975
Samsung Electronics Co., Ltd. GDR (OTC)*†	2,100	510,825
		4,195,337
SPAIN — 3.3%
Abertis Infraestructuras SA	1,512	35,410
Acciona SA	190	29,515
Acerinox SA	1,202	20,847
Actividades de Construccion y Servicios, SA	1,636	68,237
Altadis SA	1,782	84,242
Antena 3 de Television SA	515	11,765
Banco Bilbao Vizcaya Argentaria SA	93,068	1,914,142
Banco Popular Espanol SA	5,631	83,907
Banco Santander Central Hispano SA	39,328	574,454
Cintra Concesiones de Infraestructuras de Transporte SA	81,258	1,062,196
Ebro Puleva SA	561	11,517
Enagas SA	58,045	1,238,365
Endesa SA	6,307	219,341
Fadesa Inmobiliar SA	335	11,492

Fomento de Construcciones y Contratas SA	303	23,040
Gamesa Corp. Tecnologica SA	1,128	24,181
Gas Natural SDG, SA	1,186	36,210
Grupo Ferrovial SA	418	31,918
Iberdrola SA	5,370	184,969
Iberia Lineas Aereas de Espana SA	3,121	8,064
Indra Sistemas SA	22,441	440,594
Industria de Diseno Textil SA	1,444	60,912
Inmobiliaria Colonial SA	218	17,316
Mapfre Reinsurance Corp.	712	13,141
Metrovacesa SA	304	27,451
NH Hoteles SA	436	7,818
Promotora De Informaciones SA	507	8,138
Repsol YPF SA	6,060	173,546
Sacyr Vallehermoso SA	660	22,058
Sociedad General de Aguas de Barcelona SA, Class A	387	10,756
Telefonica Publicidad e Informacion SA	1,076	11,657
Telefonica SA	102,873	1,713,168
Union Fenosa SA	907	35,105
Zeltia SA†	1,071	7,877
		8,223,349
SWEDEN — 1.4%
Alfa Laval AB	600	17,966
Assa Abloy AB, Class B	2,000	33,626
Atlas Copco AB, Class A	2,156	59,916
Atlas Copco AB, Class B	1,400	36,378
Axfood AB	200	5,753
Billerud AB	300	3,981
Boliden AB miines	1,800	33,140
Capio Ab†	700	12,547
Castellum AB	1,050	10,760
D. Carnegie & Co. AB	500	9,171
Elekta AB	600	10,171
Eniro AB	1,100	11,578
Fabege AB	600	11,172
Getinge AB, Class B	1,200	20,426
Hennes & Mauritz AB, Class B	3,100	120,179
Hoganas AG	200	4,974
Holmen AB, Class B	400	16,174
Husqvarna AB	1,740	20,974
Kungsleden AB	1,000	11,741
Lundin Petroleum AB†	1,100	13,336
Modern Times Group	331	17,408
Modern Times Group Class B	331	1,133
Nobia AB	400	13,006
Nordea Bank AB	14,200	169,688
OMX AB	600	10,755
Sandvik AB	6,500	75,642
Sas AB†	500	5,263
Scania AB, Class B	700	31,806
Securitas AB, Class B	1,892	36,280
Skandinaviska Enskilda Banken AB, Class A	3,000	71,491
Skanska AB, Class B	2,316	35,721
SKF AB	2,676	42,203
SSAB Svenskt Stal	1,200	23,927
SSAB Svenskt Stal AB, Class A	600	11,338
Svenska Cellulosa AB, Class B	24,345	1,006,376
Svenska Handelsbanken AB, Class A	3,373	86,941
Swedish Match AB	2,000	32,237
Tele2 AB, Class B	34,941	353,209
Telefonaktiebolaget LM Ericsson, Class B†	253,835	839,445
Telelogic AB	2,100	4,669
TeliaSonera AB	11,959	67,964
Trelleborg AB, Class B	600	10,255

Volvo AB, Class A	700	33,751
Volvo AB, Class B	1,370	67,389
Wihlborgs Fastigheter AB	260	4,480
WM-data AB, Class B	3,000	9,254
		3,525,594
SWITZERLAND — 6.2%
ABB, Ltd.	13,060	169,853
Adecco SA	867	51,273
Ciba Specialty Chemicals AG	468	26,088
Clariant AG†	1,523	21,614
Compagnie Financiere Richemont AG, Class A(2)	3,455	158,259
Credit Suisse Group	30,275	1,693,845
Geberit AG	26	30,072
Givaudan SA	41	32,279
Holcim, Ltd.	1,328	101,782
Kudelski SA	217	5,245
Kuehne & Nagel International AG	357	25,989
Kuoni Reisen Holdings†	18	10,100
Logitech International SA	570	22,007
Lonza Group AG	250	17,147
Micronas Semiconductor Holdings AG†	216	5,830
Nestle SA	12,625	3,965,482
Nobel Biocare Holding AG	153	36,324
Novartis AG	64,115	3,471,771
Phonak Holding AG	303	18,948
PSP Swiss Property AG†	311	16,077
Rieter Holding AG	30	11,533
Roche Holdings AG	13,031	2,154,157
Serono SA, Class B	1,240	856,554
SGS SA	28	26,567
SIG Holding AG†	40	8,801
STMicroelectronics NV	4,506	72,561
Straumann Holding AG	51	13,005
Sulzer AG	24	17,982
Swatch Group AG	358	12,504
Swatch Group AG, Class B	218	36,822
Swiss Re	2,257	157,753
Swisscom AG	123	40,495
Syngenta AG†	707	93,974
Synthes, Inc.	304	36,678
UBS AG	16,083	1,762,809
Unaxis Holding AG†	43	11,959
Zurich Financial Services AG	953	208,911
		15,403,050
TAIWAN — 0.4%
Hon Hai Precision Industry Co., Ltd. GDR	51,561	624,919
United Micro Electronics, Inc.	799,100	478,806
		1,103,725
UNITED KINGDOM — 20.9%
3i Group PLC	3,641	60,697
Aegis Group PLC	5,601	13,490
Aggreko PLC	1,687	8,961
Alliance Unichem PLC	1,675	31,656
AMEC PLC	2,202	12,959
Amvescap PLC	156,394	1,432,283
Anglo American PLC	9,397	385,421
ARM Holdings PLC	9,157	19,177
Arriva PLC	1,303	14,373
Associated British Ports Holdings PLC	2,001	33,413
AstraZeneca PLC	10,434	629,775
Aviva PLC	15,858	224,480
BAA PLC	7,145	123,273

BAE Systems PLC	228,512	1,562,433
Balfour Beatty PLC	2,827	17,957
Barclays PLC	42,962	488,192
Barratt Developments PLC	1,601	28,066
BBA Group PLC	3,220	15,735
Bellway PLC	750	16,088
Berkeley Group Holdings PLC†(2)	600	13,458
BG Group PLC	23,368	312,208
BHP Billiton PLC	16,336	316,888
BOC Group PLC	3,393	99,197
Bodycote International PLC	181,766	851,229
Boots Group PLC	3,215	45,748
Bovis Homes Group PLC	791	11,746
BP, PLC	136,731	1,594,176
Brambles Industries PLC	4,802	38,183
Britannic Group PLC	1,316	16,305
British Airways PLC†	3,742	23,717
British American Tobacco PLC	10,409	262,162
British Land Co. PLC	78,113	1,824,361
British Sky Broadcasting Group PLC	7,821	82,943
Brixton PLC	1,693	15,004
BT Group PLC	55,350	244,880
Bunzl PLC	2,295	26,206
Burberry Group PLC	3,000	23,855
Cadbury Schweppes PLC	145,817	1,406,199
Capita Group PLC	4,292	36,628
Carnival PLC	1,129	45,993
Carphone Warehouse PLC	2,632	15,453
Catlin Group Common	97,604	776,105
Cattles PLC	2,177	13,255
Centrica PLC	23,933	126,243
Charter PLC	1,092	16,286
Close Brothers Group PLC	870	14,656
Cobham PLC	274,749	848,471
Collins Stewart Tullett PLC	1,405	19,720
Compass Group PLC	14,266	69,183
Cookson Group PLC	1,259	12,229
Corus Group PLC	5,887	49,696
CSR, PLC†	9,483	220,953
Daily Mail & General Trust	2,022	22,958
Davis Service Group	1,130	9,858
De Lau Rue PLC	1,096	11,076
Diageo PLC	18,880	317,533
Dixons Group PLC	12,090	42,702
Electrocomponents PLC	2,881	12,347
EMAP PLC	1,704	26,831
EMI Group PLC	5,234	29,399
Enterprise Inns PLC	44,037	771,987
First Choice Holidays PLC	3,320	14,044
FirstGroup PLC	2,593	22,488
FKI PLC	3,858	7,634
Friends Provident PLC	11,116	36,743
Gallaher Group PLC	4,342	67,847
George Wimpey PLC	2,617	22,007
GKN PLC	4,734	23,899
GlaxoSmithKline PLC	97,677	2,729,235
Great Portland Estates PLC	1,076	9,949
Group 4 Securicor PLC	7,559	23,448
GUS PLC	5,796	103,536
Hammerson PLC	1,886	41,293
Hanson PLC	4,755	57,726
Hays PLC	9,849	24,587
HBOS PLC	25,354	440,716
HMV Group PLC	131,943	419,661
HSBC Holdings PLC (London)	75,014	1,319,883
ICAP PLC	3,217	29,625

IM PLC	2,260	20,865
Imperial Chemical Industries PLC	7,886	52,936
Imperial Tobacco Group PLC	32,157	992,467
Inchcape	3,066	26,789
InterContinental Hotels Group PLC	2,507	43,833
International Power PLC	9,766	51,379
Intertek Group PLC	1,029	13,320
Invensys PLC†	37,645	13,400
Investec PLC	444	21,183
ITV PLC	27,331	54,584
J. Sainsbury PLC	9,576	59,233
Johnson Matthey PLC	1,456	35,729
Kelda Group PLC	2,467	34,922
Kesa Electricals PLC	212,028	1,133,118
Kingfisher PLC	15,574	68,687
Ladbrokes PLC	3,740	28,183
Land Securities Group PLC	3,107	103,074
Legal & General Group PLC	43,057	102,114
Liberty International PLC	1,677	33,027
Lloyds TSB Group PLC	37,084	364,480
LogicaCMG PLC	7,587	24,482
London Stock Exchange Group	1,144	24,074
Man Group PLC	1,949	91,832
Marks & Spencer Group PLC	11,044	119,881
Meggitt PLC	2,869	16,937
MFI Furniture Group PLC	3,936	7,861
Michael Page International, PLC	2,201	14,266
Misys PLC	3,361	13,363
National Express Group PLC	899	14,762
National Grid Group PLC	107,839	1,166,584
Next PLC	1,610	48,588
Old Mutual, PLC	288,573	871,150
Pearson PLC	5,314	72,373
Persimmon PLC	1,851	42,238
Premier Farnell PLC	2,403	7,876
Provident Financial PLC	1,691	19,231
Prudential PLC	206,108	2,328,736
Punch Taverns PLC	87,958	1,423,205
Qinetiq PLC	227,799	744,553
Rank Group PLC	4,143	15,284
Reckitt Benckiser PLC	60,038	2,242,651
Reed Elsevier PLC	8,437	85,185
Rentokil Initial PLC	12,003	34,626
Reuters Group PLC	8,958	63,776
Rexam PLC	3,664	35,774
Rio Tinto PLC	7,036	371,984
Rolls Royce Group PLC†	11,712	89,663
Royal & Sun Alliance Insurance Group PLC	19,414	48,286
Royal Bank of Scotland Group PLC	121,062	3,980,373
RT Group PLC†(3)(4)	207	19
SABMiller PLC	5,947	107,168
Sage Group PLC	8,506	36,295
Schroders PLC	821	15,334
Scottish & Newcastle PLC	5,268	49,658
Scottish and Southern Energy PLC	5,693	121,172
Scottish Power PLC	9,821	105,879
Serco Group PLC	3,102	18,356
Severn Tren PLC	37,571	812,873
Shire PLC	40,069	584,615
Signet Group PLC	11,494	20,404
Slough Estates PLC	2,801	31,673
Smith & Nephew PLC	6,217	47,883
Smiths Group PLC	3,741	61,638
Sportingbet PLC	2,510	18,264
SSL International PLC	1,255	6,898
Stagecoach Group PLC	5,365	11,434

Tate & Lyle PLC	3,230	36,166
Taylor Woodrow PLC	3,803	23,489
Tesco PLC	337,257	2,083,011
Tomkins PLC	5,115	27,217
Travis Perkins PLC	33,589	939,767
Trinity Mirro PLC	1,902	17,164
Tullow Oil PLC	34,929	246,737
Unilever PLC	8,165	183,600
United Business Media	1,833	21,948
United Utilities PLC	5,782	68,590
Vodafone Group PLC	1,639,046	3,493,142
Whitbread PLC	1,447	31,200
William Hill PLC	2,502	28,986
William Morrison Supermarkets PLC	143,283	515,345
Wolseley PLC	36,088	796,136
WPP Group PLC	103,547	1,253,232
Xstrata, PLC	3,032	114,939
Yell Group PLC	158,021	1,494,668
		51,928,594
UNITED STATES — 0.5%
Petroleum Geo Svcs ASA	500	31,380
Sanofi -Aventis ADR	6,050	294,635
Tim Participacoes SA, ADR	20,858	574,638
Transocean, Inc.†	5,400	433,728
		1,334,381
Cayman Island — 0.6%
Bank Of Cyprus Public†	146,260	1,421,762

China — 0.1%
PICC Property and Casualty Co., Ltd.#‡	988,000	362,566

Japan — 0.0%
Komori Corp.	1,000	21,277

Turkey — 0.3%
Turkiye Garanti Bankasi AS ADR	227,928	797,748

United Kingdom — 0.0%
PartyGaming PLC	6,620	14,139

SPAIN — 0.0%
Sogecable SA†	266	7,652

TOTAL COMMON STOCK (cost $204,930,658)		231,211,233

Preferred Stock — 0.2%

GERMANY — 0.2%
Henkel KGaA	393	44,918
Porsche AG	52	50,267
ProSieben SAT.1 Media AG†	9,364	233,911
RWE AG	259	19,509
Volkswagen AG	696	35,164
		383,769
ITALY — 0.0%
Unipol	5,955	17,328

SWITZERLAND — 0.0%
Schindler Holding AG	340	17,646

UNITED STATES — 0.0%
Tele Norte Leste Participacoes SA ADR	3,900	49,725

TOTAL PREFERRED STOCK (cost $414,246)		468,468

Exchange Traded Funds — 1.8%
UNITED STATES — 1.8%
iShares MCSI EAFE Value Index Fund	2,000	125,220
iShares MSCI EAFE Growth Index Fund	2,000	123,600
iShares MSCI EAFE Index Fund	62,000	4,054,180

TOTAL EXCHANGE TRADED FUNDS (cost $4,272,618)		4,303,000
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $209,617,521)		236,037,348

RIGHTS — 0.0%†

FRANCE — 0.0%

AXA Expires 07/07/06	25,036	21,135
Linde AG Expires 07/10/06	552	2,132
		23,267
GREECE — 0.0%

National Bank of Greece SA Expires 07/05/06	22,666	101,700
Thai Military Bank Expires 05/19/06	1,165,548	0

TOTAL RIGHTS (cost $0)		124,967

	Principal
	Amount

Short-Term Investment Securities — 1.5%
U.S. GOVERNMENT OBLIGATIONS — 1.0%
Federal National Mtg. Assoc. Disc. Notes 5.00% due 07/05/06	2,400,000	2,398,667
United States Treasury Bills 4.70% due 09/14/06(1)	170,000	168,366
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $2,567,004)		2,567,033

TIME DEPOSIT — 0.5%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 07/03/06
(cost $1,166,000)	1,166,000	1,166,000

Repurchase Agreements — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 6/30/06, to be repurchased 7/3/06 in the amount of $3,675,766 and collateralized by $3,725,000 of United States Treasury Bonds, bearing interest at 4.00%, due 2/15/14 and having an approximated value of $3,750,784.	3,675,000	3,675,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 6/30/06, to be repurchased 7/3/06 in the amount of $1,166,292 and collateralized by $1,200,000 of United States Treasury Bonds, bearing interest at 4.00%, due 4/30/11 and having an approximated value of $1,194,000.		1,166,000	1,166,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 6/30/06, to be repurchased 7/3/06 in the amount of $443,135 and collateralized by $485,000 of United States Treasury Bonds, bearing interest at 4.00%, due 2/15/14 and having an approximated value of $455,900.		443,000	443,000
TOTAL REPURCHASE AGREEMENTS (cost $5,284,000)			5,284,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $9,017,004)			9,017,033

TOTAL INVESTMENTS — (cost $218,634,525)@	98.6%		245,156,081
Other assets less liabilities—	1.4		3,362,274

NET ASSETS—	100.0%		$248,518,355

†    Non-income producing security.

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $2,649,335 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

#    Security represents an investment in an affiliated company; See Note 3

‡    During the period from December 15, 2005 through June 30, 2006, the International Equity Portfolio purchased and sold, PICC Property and Casualty Co., Ltd. The Portfolio has an investment restriction that prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of SAAMCo. Subsequent to June 30, 2006, the remaining positions were sold at a gain of $139,028.

@  See Note 4 for cost of investments on a tax basis.

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consists of more than one class of securities traded together as a unit.

(3)  Fair valued security; see Note 1

(4)  Illiquid security

ADR-      American Depository Receipt

GDR-      Global Depository Receipt

SDR-       Swedish Depository Receipt

See Notes to Portfolio of Investments.

Open Future Contracts

Number		Expiration	Value at	Value as of	Unrealized Appreciation
of Contracts	Description	Date	Trade Date	June 30, 2006	(Depreciation)
1 Long	Hang Seng Stock Index	July 2006	$102,028	$105,041	$3,013
2 Long	OMXS30 Index	July 2006	25,846	26,591	745
1 Long	MSCI Singapore Index	July 2006	35,685	36,867	1,182
17 Long	Dow Jones Stoxx 50	September 2006	743,676	796,011	52,335
2 Long	NIKKEI 225 Index	September 2006	155,265	155,000	(265)
90 Long	MSCI Pan-Euro	September 2006	2,353,470	2,489,838	136,368
2 Long	S&P ASX 200 Index	September 2006	176,721	188,709	11,988
7 Long	Topix Price Index	September 2006	977,176	973,318	(3,858)
3 Long	Topix Price Index	September 2006	410,995	417,136	6,141
					$207,649

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	AUD	228,340	USD	174,543	07/18/06	4,908
*	CHF	1,238,514	USD	1,030,521	08/04/06	13,411
	HKD	17,404,683	USD	2,246,232	09/15/06	640
*	HUF	137,994,000	USD	646,645	09/14/06	24,934
	MXN	10,290,826	USD	933,374	07/12/06	26,590
	NOK	553,080	USD	91,627	08/18/06	2,471
*	USD	3,175,666	AUD	4,355,000	07/18/06	59,692
*	USD	1,067,910	CHF	1,308,723	08/04/06	6,859
	USD	495,279	DKK	2,905,304	09/25/06	5,717
*	USD	2,180,815	EUR	1,731,397	07/28/06	38,192
*	USD	115,556	GBP	62,604	08/16/06	332
	USD	3,909,257	JPY	452,870,589	07/31/06	66,574
	USD	383,249	SEK	2,794,000	09/21/06	7,690
*	ZAR	3,650,000	USD	598,901	07/20/06	90,540
						348,550

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

	CAD	730,610	USD	626,058	07/12/06	(28,670)
*	EUR	147,762	USD	186,233	07/28/06	(3,143)
*	USD	556,264	AUD	717,344	07/18/06	(23,345)
*	USD	2,533,459	GBP	1,346,500	08/16/06	(40,902)
*	USD	625,029	HUF	137,631,379	09/14/06	(4,952)
*	USD	688,887	SGD	1,083,000	08/22/06	(3,001)
*	ZAR	1,221,732	USD	164,268	07/20/06	(5,892)
						(109,905)

		Net Unrealized Appreciation (Depreciation)				$238,645

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro franc

GBP - British Pound Sterling

HKD - Hong Kong Dollar

HUF - Hungarian Forint

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krona

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Industry Allocation *
Banks	14.2%
Financial Services	9.0
Drugs	7.8
Telecommunications	6.9
Food, Beverage & Tobacco	5.1
Metals & Minerals	5.0
Retail	4.8
Energy Sources	3.9
Insurance	3.9
Electronics	3.4
Transportation	3.4
Automotive	3.0
Energy Services	2.9
Chemicals	2.2
Electric Utilities	2.2
Real Estate Companies	2.2
Broadcasting & Media	2.1
Repurchase Agreements	2.1
Business Services	1.6
Machinery	1.3
Household & Personal Products	1.1
Medical Products	1.1
Aerospace & Military Technology	1.0
U.S. Government Obligations	1.0
Forest Products	0.9
Gas & Pipeline Utilities	0.9
Apparel & Textiles	0.8
Multi-Industry	0.8
Housing& Household Durables	0.7
Leisure & Tourism	0.6
Computers & Business Equipment	0.5
Real Estate Investment Trusts	0.5
Time Deposit	0.5
Electrical Equipment	0.4
Computer Software	0.3
Computer Services	0.2
Entertainment Products	0.2
Internet Content	0.1
98.6%

SEASONS SERIES TRUST

DIVERSIFIED FIXED

INCOME PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Principal	Value
	Amount	(Note 1)
Asset-Backed Securities — 7.2%

FINANCE — 7.2%

Financial Services — 7.2%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$350,000	$338,152
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.35% due 09/10/47(4)(6)	430,000	408,786
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(4)	200,000	202,347
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A2 7.08% due 07/15/31(4)	300,000	310,117
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(4)	350,000	359,513
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(4)	200,000	198,183
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	123,840	122,629
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	100,000	96,284
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(4)	142,659	144,125
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(4)	188,625	190,801
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(4)	225,000	215,696
CNH Equipment Trust, Series 2006-1 A3 5.20% due 08/16/10	650,000	643,675
Commerce Mtg., Pass-Through, Series 2005-C6 ASA 5.12% due 06/10/44(4)	350,000	330,997
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(4)	200,000	204,554
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11	200,000	203,689
CS First Boston Mtg., Series 2000-C1 A2 7.55% due 04/15/62(4)	450,000	474,478
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(4)	281,239	286,849
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(4)	253,418	256,126
GE Commercial Equipment Financing LLC, Series 2004-A A3 3.36% due 06/22/08*	433,963	428,278
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(4)	600,000	557,167
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5 5.22% due 04/10/37(4)	650,000	619,999
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10	67,527	67,427
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	220,000	212,737
Honda Auto Receivables Owners Trust, Series 2005-3 A4 4.03% due 12/20/10	500,000	484,699
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CIBC 14 A4 5.48% due 12/12/44(4)	650,000	630,105
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDPS A4 5.18% due 12/15/44(4)	500,000	476,113
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(4)	200,000	203,304
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A2 4.89% due 09/15/30(4)	650,000	631,492
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(4)	400,000	376,631
Morgan Stanley Capital I, Series 1998- WF1 A2 6.55% due 03/15/30(4)	82,480	83,027
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(4)	139,348	140,965
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(4)	450,000	466,104
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(4)	278,815	281,067
Morgan Stanley Capital I, Pass-Through, Series 2006-21 A2 5.09% due 10/12/52(4)	670,000	652,987
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4 6.39% due 07/15/33(4)	650,000	666,003
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(4)	350,000	358,639
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(4)	98,081	98,416
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(4)	200,000	206,080
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	410,000	397,595
Nissan Auto Receivables Owner Trust, Series 2005-A A4 3.82% due 07/15/10	100,000	96,930
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(4)	200,000	202,741
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08	95,023	94,528
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11	376,640	370,141
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	120,086	117,928
TOTAL ASSET-BACKED SECURITIES (cost $14,336,701)		13,908,104

Bonds & Notes — 80.1%

CONSUMER DISCRETIONARY — 0.8%

Automotive — 0.5%
BorgWarner, Inc. 8.00% due 10/01/19	150,000	165,660
DaimlerChrysler AG 7.45% due 03/01/27	100,000	101,681
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	250,000	241,714

DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	250,000	249,864
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	50,000	56,614
Ford Motor Co. 7.45% due 07/16/31	70,000	50,575

Housing & Household Durables — 0.3%
D.R. Horton, Inc. 5.38% due 06/15/12	10,000	9,345
D.R. Horton, Inc. 5.63% due 09/15/14	35,000	32,075
D.R. Horton, Inc. 6.50% due 04/15/16	70,000	67,304
D.R. Horton, Inc. 6.88% due 05/01/13	25,000	24,940
D.R. Horton, Inc. 8.00% due 02/01/09	180,000	187,158
Pulte Homes, Inc. 7.88% due 08/01/11	290,000	304,367

Retail — 0.0%
Wendy’s International, Inc. 7.00% due 12/15/25	85,000	80,268
		1,571,565
CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 1.1%
Altria Group, Inc. 7.00% due 11/04/13	235,000	247,925
Coca Cola Co. 6.70% due 10/15/36	250,000	259,603
ConAgra Foods, Inc. 8.25% due 09/15/30	100,000	115,236
Kraft Foods, Inc. 4.13% due 11/12/09	180,000	171,087
Kraft Foods, Inc. 5.63% due 11/01/11	200,000	196,995
Kraft Foods, Inc. 6.25% due 06/01/12	190,000	192,217
PepsiAmericas, Inc. 4.88% due 01/15/15	250,000	230,739
Philip Morris Cos., Inc. 7.65% due 07/01/08	70,000	72,395
SABMiller PLC 6.20% due 07/01/11	250,000	251,383
Tyson Foods, Inc. 6.60% due 04/01/16	315,000	307,901
		2,045,481
ENERGY — 0.9%

Energy Services – 0.8%
Halliburton Co. 7.60% due 08/15/96	180,000	198,201
Motiva Enterprises LLC 5.20% due 09/15/12*	225,000	218,831
Pemex Project Funding Master Trust 5.75% due 12/15/15*	550,000	506,550
Phillips Petroleum Co. 8.75% due 05/25/10	160,000	176,827
Smith International, Inc. 6.00% due 06/15/16	300,000	297,334
Valero Energy Corp. 7.50% due 04/15/32	120,000	130,285

Energy Sources — 0.1%
Amerada Hess Corp. 7.88% due 10/01/29	140,000	156,195
Devon Financing Corp., ULC 7.88% due 09/30/31	80,000	91,357
		1,775,580
FINANCE — 10.9%

Banks — 2.1%
BAC Capital Trust VI 5.63% due 03/08/35	230,000	198,667
Bank of America Corp. 5.25% due 12/01/15	620,000	586,332
Bank of America Corp. 7.40% due 01/15/11	160,000	170,243
Bank One Corp. 5.90% due 11/15/11	260,000	260,865
Citigroup, Inc. 6.00% due 10/31/33	80,000	75,787
First Union National Bank 7.80% due 08/18/10	300,000	321,077
HSBC Bank USA 4.63% due 04/01/14	300,000	275,059
Huntington National Bank 5.50% due 02/15/16	350,000	330,102
J.P. Morgan Chase & Co. 5.75% due 01/02/13	120,000	118,785
MBNA America Bank NA 5.38% due 01/15/08	260,000	259,158
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	300,000	293,703
Symetra Financial Corp. 6.13% due 04/01/16	115,000	111,347
US Bank NA 4.95% due 10/30/14	350,000	327,852
Wachovia Capital Trust III 5.80% due 03/15/11	220,000	213,488
Wachovia Corp. 4.88% due 02/15/14	160,000	149,725
Wells Fargo & Co. 5.13% due 02/15/07	170,000	169,488
Zions Bancorp 5.50% due 11/16/15	185,000	176,312

Financial Services — 6.6%
Ameriprise Financial, Inc. 5.65% due 11/15/15	150,000	144,555
Amerus Group Co. 5.95% due 08/15/15	130,000	125,380
CIT Group, Inc. 6.00% due 04/01/36	190,000	174,114
Citigroup, Inc. 5.00% due 09/15/14	1,363,000	1,275,723
Citigroup, Inc. 5.13% due 02/14/11	150,000	146,478
Citigroup, Inc. 5.88% due 02/22/33	50,000	46,661
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15	400,000	373,854
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12	160,000	165,096
Credit Swiss USA, Inc. 3.88% due 01/15/09	300,000	287,776
CS First Boston, Inc. 5.75% due 04/15/07	250,000	250,022
Deere John Capital Corp. 5.40% due 04/07/10	280,000	276,587
Duke Capital LLC 5.67% due 08/15/14	190,000	183,663
ERAC USA Finance Co. 7.35% due 06/15/08*	90,000	92,374
Ford Motor Credit Co. 5.70% due 01/15/10	160,000	140,150
Frank Russell Co. 5.63% due 01/15/09*	100,000	99,919
General Electric Capital Corp. 3.75% due 12/15/09	1,000,000	940,996
General Electric Capital Corp. 6.00% due 06/15/12	340,000	343,905
General Electric Capital Corp. 8.63% due 06/15/08	150,000	157,925
General Motors Acceptance Corp. 6.75% due 12/01/14	70,000	65,018
General Motors Acceptance Corp. 6.88% due 09/15/11	20,000	19,083
Goldman Sachs Group, Inc. 6.45% due 05/01/36	240,000	229,925
Goldman Sachs Group, Inc. 6.60% due 01/15/12	310,000	319,938
Goldman Sachs Group, Inc. 6.65% due 05/15/09	160,000	164,102
Household Finance Corp. 4.75% due 07/15/13	100,000	92,966
Household Finance Corp. 6.38% due 10/15/11	420,000	429,215
HSBC Finance Corp. 6.75% due 05/15/11	450,000	466,804
J.P. Morgan Chase & Co. 5.13% due 09/15/14	500,000	472,275
J.P. Morgan Chase & Co. 5.15% due 10/01/15	100,000	93,340
J.P. Morgan Chase & Co. 6.75% due 02/01/11	550,000	571,665
Jefferies Group, Inc. 6.25% due 01/15/36	350,000	319,430
John Hancock Global Funding II 5.00% due 07/27/07*	200,000	198,104
Merrill Lynch & Co., Inc. 5.45% due 07/15/14	400,000	386,141
Morgan Stanley 4.75% due 04/01/14	1,150,000	1,054,343
Morgan Stanley 6.75% due 04/15/11	100,000	103,823
NiSource Finance Corp. 7.88% due 11/15/10	190,000	203,267
Nuveen Investments, Inc. 5.50% due 09/15/15	215,000	201,121
Philip Morris Capital Corp. 7.50% due 07/16/09	40,000	41,276
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*	140,000	132,909
Pricoa Global Funding I 3.90% due 12/15/08*	200,000	191,740
Principal Life Global Funding I 6.13% due 10/15/33*	190,000	185,914
SB Treasury Co., LLC 9.40% due 06/30/08*(1)	220,000	233,691
Sun Life Canada US Capital Trust 8.53% due 05/06/07*(3)	350,000	370,476
Verizon Global Funding Corp. 6.88% due 06/15/12	250,000	259,284
Verizon Global Funding Corp. 7.75% due 12/01/30	310,000	334,350
Wachovia Bank NA 4.88% due 02/01/15	250,000	231,358

Insurance — 2.2%
ACE Capital Trust II 9.70% due 04/01/30	220,000	270,986
ACE INA Holdings, Inc. 8.30% due 08/15/06	50,000	50,139
Allstate Life Global Funding Trusts 4.25% due 02/26/10	235,000	224,258
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	160,000	149,684
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	60,000	65,299
Farmers Insurance Exchange 8.63% due 05/01/24*	250,000	277,383
Fidelity National Title Group, Inc. 7.30% due 08/15/11	100,000	101,714
Hartford Life, Inc. 7.10% due 06/15/07	320,000	323,904
Jackson National Life Insurance Co. 5.25% due 03/15/07*	85,000	85,025
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	200,000	187,854
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	130,000	123,056
Lincoln National Corp. 6.15% due 04/07/36	100,000	95,028
Lincoln National Corp. 7.00% due 05/17/16(1)	205,000	203,410
Mercury General Corp. 7.25% due 08/15/11	175,000	181,734
MetLife, Inc. 6.13% due 12/01/11	200,000	203,433
MMI Capital Trust, Series B 7.63% due 12/15/27	100,000	106,314

Navigators Group, Inc. 7.00% due 05/01/16	89,000	87,744
Progressive Corp. 6.38% due 01/15/12	25,000	25,643
Protective Life Secured Trust 4.00% due 10/07/09	170,000	163,402
Prudential Financial, Inc. 5.90% due 03/17/36	360,000	331,705
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	55,000	51,949
Torchmark Corp. 6.25% due 12/15/06	120,000	120,027
Transamerica Capital II 7.65% due 12/01/26*	200,000	214,011
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	66,433
Unitrin, Inc. 5.75% due 07/01/07	200,000	199,134
W.R. Berkley Capital Trust 8.20% due 12/15/45	260,000	262,113
W.R. Berkley Corp. 5.60% due 05/15/15	70,000	66,071
XL Capital, Ltd. 5.25% due 09/15/14	65,000	59,934
		20,932,113
HEALTHCARE — 0.4%

Drugs — 0.1%
Schering-Plough Corp. 6.50% due 12/01/33	175,000	179,438

Health Services — 0.3%
Quest Diagnostics, Inc. 6.75% due 07/12/06	200,000	200,031
UnitedHealth Group, Inc. 5.20% due 01/17/07	110,000	109,719
UnitedHealth Group, Inc. 5.38% due 03/15/16	340,000	321,646
		810,834
INDUSTRIAL & COMMERCIAL — 0.6%

Business Services — 0.5%
Aramark Services, Inc. 7.00% due 07/15/06	180,000	180,044
Aramark Services, Inc. 7.00% due 05/01/07	200,000	200,507
Cargill, Inc. 6.38% due 06/01/12	255,000	262,213
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	200,000	196,071
Pactiv Corp. 7.95% due 12/15/25	35,000	36,968

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	180,000	187,732
		1,063,535
INFORMATION & ENTERTAINMENT — 2.7%

Broadcasting & Media — 1.9%
AOL Time Warner, Inc. 6.75% due 04/15/11	150,000	153,781
AOL Time Warner, Inc. 6.88% due 05/01/12	260,000	268,702
AOL Time Warner, Inc. 7.63% due 04/15/31	230,000	247,647
AOL Time Warner, Inc. 7.70% due 05/01/32	100,000	108,685
Belo Corp. 8.00% due 11/01/08	180,000	187,231
Chancellor Media Corp. 8.00% due 11/01/08	125,000	129,963
Clear Channel Communications, Inc. 5.00% due 03/15/12	340,000	311,793
Clear Channel Communications, Inc. 7.65% due 09/15/10	20,000	20,859
Comcast Cable Communications, Inc. 8.38% due 05/01/07	150,000	153,157
Comcast Corp. 5.90% due 03/15/16	30,000	28,823
Comcast Corp. 7.05% due 03/15/33	215,000	218,115
Cox Communications, Inc. 3.88% due 10/01/08	70,000	66,961
Cox Communications, Inc. 7.13% due 10/01/12	200,000	206,864
Cox Enterprises, Inc. 7.88% due 09/15/10*	210,000	221,832
Liberty Media Corp. 7.88% due 07/15/09	40,000	41,411
Liberty Media Corp. 8.25% due 02/01/30	120,000	114,857
News America Holdings, Inc. 8.45% due 08/01/34	20,000	22,490
News America, Inc. 6.63% due 01/09/08	190,000	192,430
Omnicom Group, Inc. 5.90% due 04/15/16	200,000	191,524
Univision Communications, Inc. 3.88% due 10/15/08	60,000	56,675
Univision Communications, Inc. 7.85% due 07/15/11	180,000	181,401
Viacom, Inc. 6.25% due 04/30/16	242,000	234,921
Viacom, Inc. 7.70% due 07/30/10	150,000	159,572
Viacom, Inc. 7.88% due 07/30/30	180,000	188,903

Leisure & Tourism — 0.8%
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10	206,016	194,685
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08	250,000	249,284
GTECH Holdings Corp. 4.50% due 12/01/09	175,000	168,245
GTECH Holdings Corp. 4.75% due 10/15/10	25,000	24,053
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	10,000	9,756
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	15,000	13,874
Harrah’s Operating Co., Inc. 6.50% due 06/01/16	200,000	194,876
Marriott International, Inc. 4.63% due 06/15/12	180,000	166,060
MGM Mirage, Inc. 8.50% due 09/15/10	210,000	218,137
Park Place Entertainment Corp. 7.50% due 09/01/09	200,000	207,644
		5,155,211
INFORMATION TECHNOLOGY — 1.9%

Computer Services — 0.2%
Electronic Data Systems Corp. 6.00% due 08/01/13	190,000	187,438
Electronic Data Systems Corp. 7.45% due 10/15/29	160,000	164,826

Telecommunications — 1.7%
AT&T Broadband Corp. 8.38% due 03/15/13	240,000	266,554
AT&T Wireless Services, Inc. 7.88% due 03/01/11	170,000	183,110
AT&T Wireless Services, Inc. 8.13% due 05/01/12	160,000	176,070
AT&T Wireless Services, Inc. 8.75% due 03/01/31	250,000	306,506
BellSouth Corp. 5.20% due 09/15/14	190,000	176,778
Bellsouth Corp. 6.55% due 06/15/34	180,000	171,399
British Telecommunications, PLC 8.13% due 12/15/10(1)	120,000	131,744
Embarq Corp. 7.08% due 06/01/16	270,000	268,517
SBC Communications, Inc. 5.10% due 09/15/14	740,000	686,508
SBC Communications, Inc. 5.30% due 11/15/10	200,000	195,132
Sprint Capital Corp. 6.38% due 05/01/09	100,000	101,567
Sprint Capital Corp. 6.88% due 11/15/28	20,000	20,148
Sprint Capital Corp. 7.63% due 01/30/11	400,000	425,769
Sprint Capital Corp. 8.75% due 03/15/32	70,000	84,413
Telefonica Emisiones SAU 6.42% due 06/20/16	100,000	99,793
Telefonica Emisiones SAU 7.05% due 06/20/36	100,000	99,945
		3,746,217
MATERIALS — 0.6%

Chemicals — 0.3%
Agrium, Inc. 7.70% due 02/01/17	40,000	43,311
Agrium, Inc. 7.80% due 02/01/27	185,000	199,954
Cytec Industries, Inc. 4.60% due 07/01/13	110,000	98,525
Cytec Industries, Inc. 5.50% due 10/01/10	90,000	87,415
Lubrizol Corp. 6.50% due 10/01/34	100,000	95,639

Forest Products — 0.1%
Temple-Inland, Inc. 6.63% due 01/15/18	200,000	198,989
Weyerhaeuser Co. 7.38% due 03/15/32	110,000	111,366

Metals & Minerals — 0.1%
Commercial Metals Co. 5.63% due 11/15/13	125,000	119,532
Inco, Ltd. 7.75% due 05/15/12	60,000	64,045

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	165,000	163,597
		1,182,373
REAL ESTATE — 1.9%

Real Estate Companies – 0.6%
AMB Property LP 5.45% due 12/01/10	100,000	98,781
AMB Property LP 7.10% due 06/30/08	150,000	153,490
EOP Operating LP 6.75% due 02/15/12	50,000	51,592
EOP Operating LP 7.00% due 07/15/11	240,000	249,327
ERP Operating LP 5.13% due 03/15/16	95,000	87,781

ERP Operating LP 6.63% due 03/15/12	150,000	155,249
Liberty Property LP 7.75% due 04/15/09	70,000	73,120
Liberty Property LP 8.50% due 08/01/10	200,000	217,204
Regency Centers LP 4.95% due 04/15/14	100,000	92,368

Real Estate Investment Trusts — 1.3%
Archstone-Smith Operating Trust 5.25% due 05/01/15	250,000	235,019
Avalon Properties, Inc. 6.88% due 12/15/07	40,000	40,502
AvalonBay Communities, Inc., 7.50% due 08/01/09	200,000	209,594
Brandywine Operating Partnership LP 5.75% due 04/01/12	160,000	156,607
Camden Property Trust 4.38% due 01/15/10	230,000	219,720
Developers Diversified Realty Corp. 3.88% due 01/30/09	180,000	171,320
Developers Diversified Realty Corp. 5.00% due 05/03/10	60,000	58,139
Developers Diversified Realty Corp. 5.38% due 10/15/12	20,000	19,220
Health Care Property Investors, Inc. 6.00% due 03/01/15	60,000	58,354
Health Care Property Investors, Inc. 6.45% due 06/25/12	150,000	151,846
Kimco Realty Corp. 5.58% due 11/23/15	180,000	172,143
Kimco Realty Corp. 5.19% due 10/01/13	80,000	75,437
Reckson Operating Partnership LP 6.00% due 03/31/16	160,000	154,929
Regency Centers LP 5.25% due 08/01/15*	105,000	98,136
Simon Property Group LP 4.60% due 06/15/10	75,000	71,875
Simon Property Group LP 5.10% due 06/15/15	185,000	170,979
Simon Property Group LP 5.38% due 06/01/11	180,000	175,464
United Dominion Reality Trust, Inc. 5.25% due 01/15/15	190,000	176,970
		3,595,166
U.S. GOVERNMENT AGENCIES — 18.5%

U.S. Government Agencies — 18.5%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	556,000	528,909
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13	1,579,000	1,492,379
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09	50,000	50,385
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32	750,000	814,193
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31	100,000	114,748
Federal National Mtg. Assoc. 4.38% due 10/15/06	4,000,000	3,988,436
Federal National Mtg. Assoc. 5.38% due 11/15/11	500,000	497,695
Federal National Mtg. Assoc. 6.00% due 05/15/11	250,000	255,388
Federal National Mtg. Assoc. 6.63% due 11/15/30	400,000	452,960
Federal National Mtg. Assoc. 7.25% due 01/15/10	200,000	211,352
Government National Mtg. Assoc. 4.50% due 4/15/18	298,749	284,788
Government National Mtg. Assoc. 4.50% due 5/15/18	1,820,654	1,735,616
Government National Mtg. Assoc. 4.50% due 8/15/18	94,722	90,297
Government National Mtg. Assoc. 4.50% due 9/15/18	728,205	694,193
Government National Mtg. Assoc. 4.50% due 10/15/18	3,312,984	3,158,244
Government National Mtg. Assoc. 4.50% due 9/15/33	799,064	735,073
Government National Mtg. Assoc. 5.00% due 8/15/33	175,861	166,605
Government National Mtg. Assoc. 5.00% due 9/15/33	267,198	253,134
Government National Mtg. Assoc. 5.00% due 10/15/33	140,371	132,983
Government National Mtg. Assoc. 5.00% due 6/15/34	682,001	646,227
Government National Mtg. Assoc. 5.50% due 2/15/32	49,199	47,761
Government National Mtg. Assoc. 5.50% due 3/15/32	50,215	48,762
Government National Mtg. Assoc. 5.50% due 12/15/32	73,573	71,423
Government National Mtg. Assoc. 5.50% due 1/15/33	34,349	33,335
Government National Mtg. Assoc. 5.50% due 2/15/33	236,447	229,472
Government National Mtg. Assoc. 5.50% due 3/15/33	779,902	756,893
Government National Mtg. Assoc. 5.50% due 4/15/33	2,371,537	2,301,621
Government National Mtg. Assoc. 5.50% due 5/15/33	56,923	55,243
Government National Mtg. Assoc. 5.50% due 6/15/33	3,275,009	3,178,391
Government National Mtg. Assoc. 5.50% due 7/15/33	2,261,983	2,195,250
Government National Mtg. Assoc. 5.50% due 8/15/33	467,513	453,721
Government National Mtg. Assoc. 5.50% due 9/15/33	56,801	55,125
Government National Mtg. Assoc. 5.50% due 11/15/33	419,085	406,721
Government National Mtg. Assoc. 5.50% due 12/15/33	26,849	26,057
Government National Mtg. Assoc. 5.50% due 1/15/34	1,027,104	996,421
Government National Mtg. Assoc. 5.50% due 2/15/34	470,146	456,101
Government National Mtg. Assoc. 6.00% due 4/15/28	1,103,945	1,099,279
Government National Mtg. Assoc. 6.00% due 1/15/29	172,875	171,914
Government National Mtg. Assoc. 6.00% due 3/15/29	283,071	281,498
Government National Mtg. Assoc. 6.00% due 11/15/31	90,260	89,674
Government National Mtg. Assoc. 6.00% due 12/15/31	211,700	210,327
Government National Mtg. Assoc. 6.00% due 4/15/32	204,995	203,654
Government National Mtg. Assoc. 6.00% due 8/15/32	52,507	52,163
Government National Mtg. Assoc. 6.00% due 9/15/32	187,141	185,916
Government National Mtg. Assoc. 6.00% due 10/15/32	514,053	510,689
Government National Mtg. Assoc. 6.00% due 11/15/32	214,134	212,733
Government National Mtg. Assoc. 6.00% due 1/15/33	31,148	30,940
Government National Mtg. Assoc. 6.00% due 2/15/33	377,723	375,200
Government National Mtg. Assoc. 6.00% due 3/15/33	92,747	92,127
Government National Mtg. Assoc. 6.00% due 9/15/33	156,658	155,611
Government National Mtg. Assoc. 6.00% due 1/15/34	1,148,738	1,140,783
Government National Mtg. Assoc. 6.00% due 3/15/34	198,940	197,562
Government National Mtg. Assoc. 6.00% due 5/15/34	130,791	129,886
Government National Mtg. Assoc. 6.00% due 7/15/34	1,141,531	1,133,626
Government National Mtg. Assoc. 6.00% due 8/15/34	200,758	199,367
Government National Mtg. Assoc. 6.00% due 9/15/34	540,058	536,318
Government National Mtg. Assoc. 6.00% due 11/15/34	340,886	338,225
Government National Mtg. Assoc. 6.00% due 8/15/35	325,209	322,670
Government National Mtg. Assoc. 6.50% due 9/15/28	27,903	28,335
Government National Mtg. Assoc. 6.50% due 6/15/31	28,019	28,407
Government National Mtg. Assoc. 6.50% due 9/15/31	82,062	83,200
Government National Mtg. Assoc. 6.50% due 10/15/31	31,540	31,977
Government National Mtg. Assoc. 6.50% due 11/15/31	20,388	20,670
Government National Mtg. Assoc. 6.50% due 12/15/31	40,342	40,901
Government National Mtg. Assoc. 7.50% due 8/15/07	12,987	13,071
Government National Mtg. Assoc. 7.50% due 9/15/30	28,402	29,693
		35,562,318
U.S. GOVERNMENT OBLIGATIONS — 38.4%

U.S. Treasuries — 38.4%
United States Treasury Bonds 5.38% due 02/15/31	2,550,000	2,594,028
United States Treasury Bonds 6.25% due 08/15/23	1,915,000	2,112,036
United States Treasury Bonds 7.13% due 02/15/23	900,000	1,076,765
United States Treasury Bonds 7.25% due 08/15/22	60,000	72,389
United States Treasury Bonds 8.13% due 05/15/21	30,000	38,585
United States Treasury Bonds 8.75% due 08/15/20	150,000	200,883
United States Treasury Bonds 8.88% due 02/15/19	450,000	597,938
United States Treasury Bonds 9.00% due 11/15/18	100,000	133,641
United States Treasury Bonds 9.13% due 05/15/18	75,000	100,436
United States Treasury Notes 2.63% due 05/15/08	3,060,000	2,921,942
United States Treasury Notes 3.00% due 11/15/07	1,915,000	1,859,270
United States Treasury Notes 3.50% due 11/15/06	170,000	168,918
United States Treasury Notes 4.00% due 02/15/14	1,000,000	928,984
United States Treasury Notes 4.25% due 08/15/13	4,835,000	4,587,206
United States Treasury Notes 4.25% due 08/15/14	488,000	459,578
United States Treasury Notes 4.38% due 05/15/07	3,160,000	3,135,807
United States Treasury Notes 4.38% due 08/15/12	2,125,000	2,044,150
United States Treasury Notes 4.50% due 02/28/11	3,000,000	2,925,234
United States Treasury Notes 4.50% due 11/15/15	11,000,000	10,477,500
United States Treasury Notes 4.50% due 02/15/16	1,000,000	951,406
United States Treasury Notes 4.75% due 11/15/08	5,840,000	5,787,761
United States Treasury Notes 4.75% due 05/15/14	1,596,000	1,556,911

United States Treasury Notes 4.88% due 02/15/12	1,615,000	1,597,335
United States Treasury Notes 5.00% due 02/15/11	5,665,000	5,649,464
United States Treasury Notes 5.13% due 05/15/16	7,000,000	6,991,796
United States Treasury Notes 5.50% due 02/15/08	300,000	301,570
United States Treasury Notes 5.63% due 05/15/08	335,000	337,643
United States Treasury Notes 5.75% due 08/15/10	2,850,000	2,920,024
United States Treasury Notes 6.00% due 08/15/09	4,675,000	4,791,693
United States Treasury Notes 6.13% due 08/15/07	875,000	882,895
United States Treasury Notes 6.50% due 02/15/10	5,050,000	5,276,265
United States Treasury Notes 6.63% due 05/15/07	80,000	80,866
United States Treasury Notes 7.00% due 07/15/06(5)	200,000	200,078
		73,760,997
UTILITIES — 1.4%

Electric Utilities — 1.1%
American Electric Power Co., Inc., Series C 5.38% due 03/15/10	200,000	196,868
Dominion Resources, Inc., Series A 8.13% due 06/15/10	240,000	257,567
Entergy Gulf States, Inc. 5.25% due 08/01/15	140,000	127,307
Exelon Generation Co., LLC 6.95% due 06/15/11	200,000	208,532
Midamerican Energy Holdings Co. 6.13% due 04/01/36	340,000	317,825
NSTAR 8.00% due 02/15/10	200,000	213,721
Pepco Holdings, Inc. 5.50% due 08/15/07	250,000	249,102
Progress Energy, Inc. 6.85% due 04/15/12	160,000	165,834
PSE&G Power, LLC 3.75% due 04/01/09	30,000	28,425
PSE&G Power, LLC 8.63% due 04/15/31	170,000	208,099
TXU Corp. 4.80% due 11/15/09	130,000	123,676
TXU Energy Co. 7.00% due 03/15/13	110,000	112,281

Gas & Pipeline Utilities—– 0.3%
Energen Corp. 7.63% due 12/15/10	190,000	198,906
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36*	325,000	299,175
Northern Natural Gas Co. 6.75% due 09/15/08*	50,000	50,956
		2,758,274

TOTAL BONDS & NOTES (cost $159,368,193)		153,959,664

Foreign Bonds & Notes — 3.4%

CONSUMER STAPLES — 0.1%
Food, Beverage, & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	155,000	170,694
Companhia Brasileira de Bebidas 10.50% due 12/15/11	40,000	46,500
		217,194

FINANCE — 1.2%
Banks — 0.5%
HBOS PLC 6.00% due 11/01/33*	265,000	258,070
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	250,000	268,472
Royal Bank of Scotland Group PLC 5.05% due 01/08/15	230,000	217,125
Royal Bank of Scotland Group PLC 6.38% due 02/01/11	280,000	286,818

Financial Services — 0.3%
Aiful Corp. 4.45% due 02/16/10*	170,000	159,502
UFJ Finance Aruba AEC 6.75% due 07/15/13	490,000	510,473

Insurance — 0.4%
AXA SA 8.60% due 12/15/30	250,000	297,524
VTB Capital SA 6.25% due 06/30/35*	190,000	179,645
XL Capital Finance PLC 6.50% due 01/15/12	130,000	131,930
		2,309,559

FOREIGN GOVERNMENT BONDS — 0.3%
Foreign Government — 0.3%
United Mexican States 7.50% due 01/14/12	145,000	153,700
United Mexican States 8.38% due 01/14/11	120,000	130,800
United Mexican States, Series MTNA 5.63% due 01/15/17	150,000	139,500
United Mexican States, Series MTNA 6.75% due 09/27/34	240,000	233,400
		657,400

INDUSTRIAL & COMMERCIAL – 0.3%
Business Services — 0.1%
Conproca SA de CV 12.00% due 06/16/10	140,000	161,350

Multi-Industry — 0.2%
Tyco International Group SA 6.38% due 10/15/11	200,000	204,075
Tyco International Group SA 6.75% due 02/15/11	150,000	154,763
		520,188

INFORMATION TECHNOLOGY — 0.5%
Telecommunications — 0.5%
British Telecommunications PLC 8.88% due 12/15/30	120,000	147,481
France Telecom SA 7.75% due 03/01/11	180,000	193,357
France Telecom SA 8.50% due 03/01/31	310,000	373,015
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	150,000	152,621
Telefonica Europe BV 7.75% due 09/15/10	180,000	190,952
		1,057,426

MATERIALS — 0.5%
Chemicals — 0.2%
Methanex Corp. 6.00% due 08/15/15	220,000	204,800
Yara International ASA 5.25% due 12/15/14*	155,000	143,898

Metals & Minerals — 0.3%
Codelco, Inc. 6.38% due 11/30/12*	200,000	204,242
Inco, Ltd. 7.20% due 09/15/32	220,000	225,216
Potash Corp. 7.13% due 06/15/07	125,000	126,400
		904,556

UTILITIES — 0.5%
Electric Utilities — 0.1%
Pacificorp Australia LLC 6.15% due 01/15/08*	170,000	171,062
United Energy Distribution Holdings Property, Ltd. 4.70% due 04/15/11*	85,000	81,281

Telephone — 0.4%
Deutsche Telekom International Finance BV 8.00% due 06/15/10	220,000	236,185
Deutsche Telekom International Finance BV 8.25% due 06/15/30	410,000	473,366
		961,894

TOTAL FOREIGN BONDS & NOTES (cost $6,881,056)		6,628,217

Exchange Traded Funds — 0.8%

FINANCE — 0.8%

Financial Services — 0.8%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $1,504,947)	18,700	1,501,984

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $182,090,897)		175,997,969

Repurchase Agreements — 7.4%

Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $396,120 and collateralized by $430,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $404,200		396,000	396,000
UBS Securities, LLC Joint Repurchase Agreement (2)		1,145,000	1,145,000
UBS Securities, LLC Joint Repurchase Agreement (2)		12,633,000	12,633,000

TOTAL REPURCHASE AGREEMENTS (cost $14,174,000)			14,174,000

TOTAL INVESTMENTS – (cost $196,264,897)@	98.9%		190,171,969
Other assets less liabilities–	1.1		2,109,345

NET ASSETS–	100.0%		$192,281,314

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $6,840,404 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Perpetual maturity date. The maturity date shown represents the call date.
(4)	Collateralized Mortgage Obligation
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(7)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2006.

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contract

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2006	Unrealized Appreciation (Depreciation)

5 Long	US Treasury 2 Year Note	September 2006	$1,018,182	$1,013,906	$(4,256)
23 Long	US Treasury 5 Year Note	September 2006	2,393,187	2,378,344	(14,843)
10 Short	US Treasury 10 Year Note	September 2006	1,054,936	1,048,594	6,342
					$(12,757)

See Notes to Portfolio of Investments

Seasons Series Trust

Strategic Fixed Income Portfolio

Investment Portfolio — June 30, 2006

(unaudited)

	Principal	Value
	Amount (5)	(Note 1)

Asset-Backed Securities — 7.8%

FINANCE — 7.8%

Financial Services — 7.8%
Bear Stearns Asset Backed Securities, Inc., Series 2005-HE2 IA2 5.56% due 02/25/35(1)	$375,068	$375,291
Citifinancial Mtg. Securities, Inc., Series 2003-4 AF6 4.49% due 10/25/33	250,000	237,084
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(7)	200,000	191,730
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58% due 04/25/35	250,000	236,508
Countrywide Asset-Backed Certificates, Series 2005-10 AF6 4.92% due 02/25/36	250,000	235,897
Countrywide Asset-Backed Certificates, Series 2005-12 2A5 5.25% due 02/25/36	250,000	237,165
First Franklin Mtg. Loan Asset-Backed Certificates, Series 2005-FF10 A2 5.42% due 11/25/35(1)	295,621	295,663
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32% due 06/10/36(7)	300,000	289,704
Greenwich Capital Commercial Mtg. Corp., Series 2003-C1 A4 4.82% due 01/10/38(7)	126,268	119,849
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9 A4 5.38% due 06/12/41(7)(13)	377,963	369,132
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2 A2 5.12% due 07/15/41(7)	55,768	52,912
MASTR Asset Backed Securities Trust Series 2006-AB1 5.46% due 02/25/36(1)	329,335	329,493
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.43% due 06/15/38(7)(13)	150,000	146,041
Novastar Home Equity Loan, Series 2005-2 A2B 5.47% due 10/25/35(13)	400,000	400,119
OWNIT Mtg. Loan Asset-Backed Certificates, Series 2005-1 A1 5.45% due 09/25/35(1)	235,640	235,663
Residential Asset Mtg. Products, Inc., Series 2004-RS11 A1 5.46% due 02/25/26(1)	53,773	53,768
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68% due 08/25/26	2,942	2,931
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 07/25/30	139,867	137,710
Structured Asset Investment Loan Trust, Series 2005-7 A3 5.43% due 08/25/35(1)	475,352	475,418
TOTAL ASSET-BACKED SECURITIES (cost $4,538,129)		4,422,078

Bonds & Notes — 55.5%

CONSUMER DISCRETIONARY — 1.2%

Apparel & Textiles — 0.1%
Collins & Aikman Floor Ccover 9.75% due 02/15/10	46,000	45,195

Automotive — 0.5%
Avis Budget Car Rental LLC 7.58% due 08/15/06 *	25,000	24,938
Avis Budget Car Rental LLC 7.63% due 05/15/14 *	25,000	24,250
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,888
Dura Operating Corp., Series B 8.63% due 04/15/12	69,000	58,650
Ford Motor Co. 6.63% due 10/01/28	20,000	13,800
General Motors Corp. 8.25% due 07/15/23	125,000	98,437
United Rentals North America, Inc. 7.75% due 11/15/13	100,000	95,000

Retail — 0.6%
Ferrellgas LLC 6.75% due 05/01/14	75,000	71,062
General Nutrition Center, Inc. 8.50% due 12/01/10	25,000	24,188
Jostens Holding Corp. 10.25% due 12/01/13 (3)	44,000	34,540
Neiman Marcus Group, Inc. 9.00% due 10/15/15 *	50,000	52,250
Prestige Brands, Inc. 9.25% due 04/15/12	25,000	24,500
Rite Aid Corp. 8.13% due 05/01/10	25,000	25,125
Saks, Inc. 9.88% due 10/01/11	75,000	80,250
Visant Holding Corp. 8.75% due 12/01/13 *	25,000	24,125
		704,198

CONSUMER STAPLES — 0.5%

Food, Beverage & Tobacco — 0.5%
Le-Natures, Inc. 10.00% due 06/15/13 *	100,000	105,000
Smithfield Foods, Inc. 7.75% due 05/15/13	75,000	73,500
Wornick Co. 10.88% due 07/15/11	75,000	75,562

Household & Personal Products — 0.0%
ACCO Brands Corp. 7.63% due 08/15/15	25,000	23,188
		277,250
ENERGY — 3.3%

Energy Services — 2.4%
Allis-Chalmers Energy, Inc. 9.00% due 01/15/14 *	25,000	25,000
Atlas Pipeline Partners LP 8.13% due 12/15/15 *	50,000	49,812
Belden & Blake Corp. 8.75% due 07/15/12	25,000	25,375
Brigham Exploration Co. 9.63% due 05/01/14 *	75,000	73,500
Chaparral Energy, Inc. 8.50% due 12/01/15 *	100,000	99,500
Chesapeake Energy Corp. 6.25% due 01/15/18	150,000	136,875
Chesapeake Energy Corp. 6.63% due 01/15/16	125,000	116,250
Chesapeake Energy Corp. 6.88% due 11/15/20	25,000	23,125
Compton Petroleum Finance Corp. 7.63% due 12/01/13	50,000	47,750
Copano Energy LLC 8.13% due 03/01/16 *	25,000	24,875
Dresser Rand Group, Inc. 7.38% due 11/01/14	50,000	47,750
Dynegy-Roseton Danskammer 7.67% due 11/08/16	50,000	49,875
Exco Resources, Inc. 7.25% due 01/15/11	15,000	14,400
Grant Prideco, Inc. 6.13% due 08/15/15	25,000	23,313
Hanover Compressor Co. 8.63% due 12/15/10	125,000	129,375
Hilcorp Energy I LP 7.75% due 11/01/15 *	75,000	71,625
Hilcorp Energy I LP 10.50% due 09/01/10 *	27,000	29,092
Markwest Energy Partners LP 6.88% due 11/01/14	25,000	23,000
Pacific Energy Partners LP 6.25% due 09/15/15	49,000	47,530
Pacific Energy Partners LP 7.13% due 06/15/14	26,000	26,260
Seitel, Inc. 11.75% due 07/15/11	100,000	111,750
Southern Energy, Inc. 7.90% due 07/15/09†(8)(10)(14)	175,000	0
Tennessee Gas Pipeline Co. 7.00% due 10/15/28	100,000	92,592
Transcontinental Gas Pipe Line 8.88% due 07/15/12	50,000	55,125

Energy Sources — 0.9%
Alpha Natural Resources LLC 10.00% due 06/01/12	17,000	18,190
El Paso Production Holding Co. 7.75% due 06/01/13	250,000	251,875
Encore Acquisition Co. 6.00% due 07/15/15	50,000	45,000
Hilcorp Engerg Corp. 9.00% due 06/01/16 *	25,000	25,187
Newfield Exploration Co. 6.63% due 09/01/14	25,000	23,813
NRG Energy, Inc. 7.25% due 02/01/14	25,000	24,375
NRG Energy, Inc. 7.38% due 02/01/16	125,000	121,875
Quicksilver Resources, Inc. 7.13% due 04/01/16	25,000	23,438
		1,877,502

FINANCE — 3.5%

Financial Services — 3.5%
Bluewater Finance, Ltd. 10.25% due 02/15/12	50,000	50,625
Chukchansi Economic Development Authority 8.78% due 11/15/12 *(1)	25,000	25,500
Consolidated Communications Holdings, Inc. 9.75% due 04/01/12	96,000	98,880
CSN Islands IX Corp. 10.00% due 01/15/15 *	75,000	82,500
Eircom Funding 8.25% due 08/15/13	25,000	26,500
Ford Motor Credit Co. 9.96% due 04/15/12 (1)	25,000	25,383
Ford Motor Credit Co. 5.80% due 01/12/09	350,000	319,749
Fremont Home Loan Trust 5.67% due 03/25/35 (1)	219,087	219,379
FTI Consulting, Inc. 7.63% due 06/15/13	25,000	25,313
General Motors Acceptance Corp. 6.75% due 12/01/14	150,000	139,323
General Motors Acceptance Corp. 6.88% due 09/15/11	455,000	434,143
General Motors Acceptance Corp. 6.88% due 08/28/12	10,000	9,421
General Motors Acceptance Corp. 7.25% due 03/02/11	70,000	67,866
General Motors Acceptance Corp. 7.43% due 12/01/14 (1)	75,000	72,656
General Motors Acceptance Corp. 7.75% due 01/19/10	145,000	144,252
H&E Equipment Services LLC 11.13% due 06/15/12	25,000	27,607
Hexion US Finance Corp. 9.00% due 07/15/14	100,000	101,250
MedCath Holdings Corp. 9.88% due 07/15/12	125,000	129,062
Southern Star Central Corp. 6.75% due 03/01/16	25,000	24,000
		2,023,409

HEALTHCARE — 1.4%

Drugs — 0.1%
AmerisourceBergen Corp. 5.88% due 09/15/15 *	50,000	47,125
Mylan Laboratories, Inc. 5.75% due 08/15/10	25,000	23,812
Mylan Laboratories, Inc. 6.38% due 08/15/15	10,000	9,550

Health Services — 1.2%
Community Health Systems, Inc. 6.50% due 12/15/12	16,000	15,180
HCA, Inc. 6.38% due 01/15/15	558,000	517,014
Tenet Healthcare Corp. 9.25% due 02/01/15 *	50,000	49,125
Triad Hospitals, Inc. 7.00% due 11/15/13	25,000	24,313
Universal Hospital Services, Inc. 10.13% due 11/01/11	50,000	52,000

Hotels & Casinos — 0.1%
Psychiatric Solutions, Inc. 7.75% due 07/15/15	50,000	48,938

Medical Products — 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15 (3)	25,000	16,875
		803,932

INDUSTRIAL & COMMERCIAL — 2.0%

Business Services — 1.6%
Affinity Group, Inc. 9.00% due 02/15/12	75,000	74,625
Allied Waste North America, Inc., Series B 8.50% due 12/01/08	75,000	77,625
Carriage Services, Inc. 7.88% due 01/15/15	50,000	48,750
Corrections Corp. of America 6.25% due 03/15/13	25,000	23,500
Di Finance/DynCorp. International 9.50% due 02/15/13	71,000	73,840
Dole Food, Inc. 8.88% due 03/15/11	25,000	23,438
Mobile Mini, Inc. 9.50% due 07/01/13	33,000	35,310
Monitronics International, Inc. 11.75% due 09/01/10	75,000	73,969
Rent-Way, Inc. 11.88% due 06/15/10	50,000	51,437
Service Corp International 6.50% due 03/15/08	50,000	49,625
Service Corp. International 6.75% due 04/01/16	100,000	92,000
Service Corp. International 7.00% due 06/15/17 *	25,000	23,375
Stewart Enterprises, Inc. 6.25% due 02/15/13	50,000	45,563
Windstream Corp. 8.63% due 08/01/16 *	175,000	178,937
Xerox Corp. 7.63% due 06/15/13	50,000	50,375

Machinery — 0.1%
Case New Holland, Inc. 6.00% due 06/01/09	50,000	48,625

Multi-Industry — 0.1%
Covalence Specialty Materials Corp. 10.25% due 03/01/16 *	25,000	24,000
Indalex Holding Corp. 11.50% due 02/01/14 *	25,000	25,500

Transportation — 0.2%
NationsRent Cos, Inc. 9.50% due 05/01/15	50,000	52,875
PHI, Inc. 7.13% due 04/15/13 *	50,000	47,125
		1,120,494

INFORMATION & ENTERTAINMENT — 5.8%

Broadcasting & Media — 2.4%
Adelphia Communications Corp. 10.25% due 06/15/11† (4)(6)	75,000	43,125
Allbritton Communications Co. 7.75% due 12/15/12	50,000	49,500
Charter Communications Holdings LLC 10.25% due 09/15/10 *	50,000	50,000
Charter Communications Holdings LLC 11.13% due 01/15/11	525,000	325,500
Charter Communications Holdings, LLC 8.63% due 04/01/09	100,000	77,000
CSC Holdings, Inc. 8.13% due 08/15/09	50,000	50,875
Fisher Communications, Inc. 8.63% due 09/15/14	75,000	77,625
Insight Communications Cos., Inc. 12.25% due 02/15/11 (3)	65,000	68,737

Lin Television Corp. 6.50% due 05/15/13	75,000	68,438
Medianews Group, Inc. 6.38% due 04/01/14	5,000	4,375
Medianews Group, Inc. 6.88% due 10/01/13	25,000	22,750
Network Communications, Inc. 10.75% due 12/01/13 *	25,000	24,625
Nexstar Finance Holdings LLC 11.38% due 04/01/13	25,000	20,250
Nexstar Finance, Inc. 7.00% due 01/15/14 (3)	75,000	68,250
Paxson Communications Corp. 11.32% due 01/15/13 *(1)	200,000	200,500
Vertis, Inc. 10.88% due 06/15/09	75,000	73,875
Young Broadcasting, Inc. 8.75% due 01/15/14	100,000	83,500
Young Broadcasting, Inc. 10.00% due 03/01/11	50,000	44,500

Entertainment Products — 0.1%
Cablevision Systems Corp. 9.62% due 04/01/09 (1)	50,000	53,000
Cinemark, Inc. 9.75% due 03/15/14 (3)	50,000	38,750

Leisure & Tourism — 3.3%
AMC Entertainment, Inc. 9.88% due 02/01/12	25,000	24,875
American Airlines, Inc., Series 01-1 Pass-Through 6.82% due 05/23/11	200,000	195,000
Atlas Air, Inc., Series 00-1 Pass Through 9.06% due 01/02/14	78,870	82,814
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	358,330	354,747
Circus & Eldorado Joint Venture 10.13% due 03/01/12	150,000	158,437
Continental Airlines, Inc. Series 991A Pass Through 6.55% due 08/02/20	120,433	119,273
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	15,362	14,283
Dave & Busters, Inc. 11.25% due 03/15/14 *	50,000	48,000
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 05/18/12 (11)	100,000	100,375
Delta Air Lines, Inc., Series A-1 9.50% due 11/18/08 *(4)(11)	25,000	25,063
Eldorado Casino, Corp., (Shreveport) 10.00% due 08/01/12 (9)(10)	150,000	129,000
Gaylord Entertainment Co. 6.75% due 11/15/14	75,000	70,312
K2, Inc. 7.38% due 07/01/14	25,000	24,000
MGM Mirage, Inc. 5.88% due 02/27/14	275,000	246,469
Northwest Airlines, Inc., Series 2001-1 A-1 Pass Through 7.04% due 04/01/22 (4)	37,416	37,323
NPC International, Inc. 9.50% due 05/01/14 *	50,000	48,375
Restaurant Co. 10.00% due 10/01/13	25,000	22,875
Sbarro, Inc. 11.00% due 09/15/09	25,000	25,469
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12	50,000	52,187
Station Casinos, Inc. 6.63% due 03/15/18	25,000	22,625
True Temper Sports, Inc. 8.38% due 09/15/11	50,000	45,500
United Airlines, Inc., Series 01-1 Pass Through 6.20% due 03/01/10	19,644	19,644
		3,311,821

INFORMATION TECHNOLOGY — 2.6%

Computer Software — 0.1%
Activant Solutions, Inc. 9.50% due 05/01/16 *	25,000	24,188
SS&C Technologies, Inc. 11.75% due 12/01/13	25,000	25,875

Electronics — 0.4%
Advanced Micro Devices, Inc. 7.75% due 11/01/12	81,000	82,620
Amkor Technology, Inc. 9.25% due 06/01/16	65,000	61,587
Avago Technologies Finance, Ltd. 10.13% due 12/01/13 *	25,000	26,313
L-3 Communications Corp. 6.38% due 10/15/15	25,000	23,875
Solectron Global Finance, Ltd. 8.00% due 03/15/16	25,000	24,625

Telecommunications — 2.1%
American Cellular Corp., Series B 10.00% due 08/01/11	175,000	184,187
Centennial Communications Corp. 10.00% due 01/01/13	8,000	7,920
Centennial Communications Corp. 10.13% due 06/15/13	25,000	26,312
Centennial Communications Corp. 10.25% due 01/01/13 (1)	50,000	51,000
Cincinnati Bell, Inc. 7.00% due 02/15/15	75,000	70,688
ICO North America, Inc. 7.50% due 08/15/09 (Convertible) (8)(10)(13)	25,000	28,750
Insight Midwest LP 9.75% due 10/01/09	25,000	25,500
Intelsat Bermuda, Ltd. 9.25% due 06/15/16 *	100,000	103,250
Intelsat Ltd. Finance Co. 9.25% due 02/01/15 *(3)	75,000	51,750
Intelsat, Ltd. 11.25% due 06/15/16 *	50,000	51,250
LCI International, Inc. 7.25% due 06/15/07	425,000	423,937
Rogers Wireless, Inc. 7.25% due 12/15/12	25,000	25,188

Rural Cellular Corp. 8.25% due 03/15/12 *	50,000	51,313
Rural Cellular Corp. 9.75% due 01/15/10	100,000	99,625
Rural Cellular Corp. 10.90% due 11/01/12 *(1)	25,000	25,656
		1,495,409
MATERIALS — 1.8%

Chemicals — 0.4%
BCI US Finance Corp. 10.57% due 07/15/10 *(1)	25,000	25,500
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	100,000	107,375
Rockwood Specialties Group, Inc. 7.50% due 11/15/14	50,000	49,000
Westlake Chemicals Corp. 6.63% due 01/15/16	25,000	23,094

Forest Products — 0.9%
Associated Materials, Inc. 11.25% due 03/01/14 (3)	25,000	15,062
Associated Materials, Inc. 9.75% due 04/15/12	75,000	74,625
Boise Cascade LLC 7.94% due 10/15/12 (1)	38,000	37,810
Bowater, Inc. 6.50% due 06/15/13	75,000	65,250
Caraustar Indudtries, Inc. 7.38% due 06/01/09	50,000	47,250
Dayton Superior Corp. 10.75% due 09/15/08	100,000	101,500
Dayton Superior Corp. 13.00% due 06/15/09	50,000	43,625
Interline Brands, Inc. 8.13% due 06/15/14	25,000	24,938
Pliant Corp. 11.13% due 09/01/09(6)	86,000	90,730

Metals & Minerals — 0.5%
Chaparral Steel Co. 10.00% due 07/15/13	50,000	54,500
Crown Cork & Seal Co., Inc. 7.38% due 12/15/26	50,000	43,875
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	50,000	46,125
CSN Island VIII Corp. 9.75% due 12/16/13 *	50,000	53,500
Metals USA, Inc. 11.13% due 12/01/15 *	25,000	27,375
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	25,000	25,062
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09	50,000	51,500
		1,007,696

REAL ESTATE — 0.7%

Real Estate Companies — 0.1%
Trustreet Properties, Inc. 7.50% due 04/01/15	50,000	49,250

Real Estate Investment Trusts — 0.6%
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	25,000	23,625
Senior Housing Properties Trust 8.63% due 01/15/12	300,000	317,250
		390,125

U.S. GOVERNMENT AGENCIES — 30.1%

U.S. Government Agencies — 30.1%
Federal Home Loan Mtg. Corp. 3.28% due 05/01/34 (1)	284,107	278,494
Federal Home Loan Mtg. Corp. 3.40% due 01/01/34 (1)	465,214	463,719
Federal Home Loan Mtg. Corp. 3.95% due 07/01/34 (1)	93,224	92,083
Federal Home Loan Mtg. Corp. 4.01% due 09/01/34 (1)	75,893	74,586
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19	428,961	405,488
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19	81,585	78,646
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19	205,818	198,404
Federal Home Loan Mtg. Corp. 5.00% due 07/01/35	328,871	307,372
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34	326,988	322,600
Federal Home Loan Mtg. Corp. 5.00% due December TBA	1,000,000	933,750
Federal Home Loan Mtg. Corp. 5.50% due December TBA	500,000	480,156
Federal National Mtg. Assoc. 3.40% due 03/01/34 (1)	308,651	307,966
Federal National Mtg. Assoc. 3.56% due 04/01/34 (1)	429,061	425,911
Federal National Mtg. Assoc. 4.35% due 01/01/35 (1)	45,737	45,192
Federal National Mtg. Assoc. 4.36% due 02/01/34 (1)	67,398	65,921
Federal National Mtg. Assoc. 4.50% due 06/01/19	879,656	832,518
Federal National Mtg. Assoc. 4.62% due 12/01/34 (1)	143,720	139,694
Federal National Mtg. Assoc. 4.73% due 10/01/32 (1)	139,115	138,212
Federal National Mtg. Assoc. 4.77% due 11/01/34 (1)	122,264	122,869

Federal National Mtg. Assoc. 5.00% due 01/01/20	86,050	83,003
Federal National Mtg. Assoc. 5.00% due 04/01/20	43,490	41,898
Federal National Mtg. Assoc. 5.00% due 06/01/34	809,876	759,466
Federal National Mtg. Assoc. 5.00% due 08/01/35	312,425	292,235
Federal National Mtg. Assoc. 5.00% due 09/01/35	1,163,242	1,088,067
Federal National Mtg. Assoc. 5.50% due 09/01/19	75,811	74,526
Federal National Mtg. Assoc. 5.50% due 02/01/35	793,079	762,285
Federal National Mtg. Assoc. 5.50% due 03/01/35	491,279	472,203
Federal National Mtg. Assoc. 5.50% due 06/01/35	163,103	156,770
Federal National Mtg. Assoc. 5.50% due 07/01/35	333,160	320,225
Federal National Mtg. Assoc. 5.50% due 08/01/35	488,933	470,868
Federal National Mtg. Assoc. 5.50% due 09/01/35	275,497	264,800
Federal National Mtg. Assoc. 5.50% due 11/01/35	485,827	466,963
Federal National Mtg. Assoc. 6.00% due 09/01/32	106,004	104,852
Federal National Mtg. Assoc. 6.00% due 11/01/35	187,790	184,978
Federal National Mtg. Assoc. 6.00% due 01/01/36	489,695	482,361
Federal National Mtg. Assoc. 6.00% due 03/01/36	326,518	321,427
Federal National Mtg. Assoc. 6.00% due December TBA	909,106	894,617
Federal National Mtg. Assoc. 6.50% due December TBA	1,400,000	1,407,000
Federal National Mtg. Assoc. 7.00% due 04/01/34	255,276	261,206
Federal National Mtg. Assoc. 7.50% due 02/01/30	213,245	220,716
Federal National Mtg. Assoc. 5.00% due December TBA	1,175,000	1,098,259
Federal National Mtg. Assoc. 5.50% due December TBA	950,000	912,296
Government National Mtg. Assoc. 6.00% due 02/20/35	150,665	149,112
Government National Mtg. Assoc. 6.50% due 10/20/34	130,527	131,708
		17,135,422

UTILITIES — 2.6%

Electric Utilities — 1.7%
AES Corp. 8.75% due 05/15/13 *	100,000	107,000
Calpine Corp. 8.75% due 07/15/13 *(4)(6)	429,000	403,260
Edison Mission Energy 7.50% due 06/15/13 *	50,000	49,000
Edison Mission Energy 7.75% due 06/15/16 *	25,000	24,562
Mission Energy Holding Co. 13.50% due 07/15/08	150,000	167,250
Reliant Energy, Inc. 6.75% due 12/15/14	200,000	184,000
VeraSun Energy Corp. 9.88% due 12/15/12 *	50,000	52,750

Gas & Pipeline Utilities — 0.9%
El Paso Natural Gas Co. 8.63% due 01/15/22	100,000	108,112
NGC Corp. Capital Trust 8.32% due 06/01/27	325,000	277,875
Williams Cos., Inc. 7.88% due 09/01/21	100,000	101,500
		1,475,309

TOTAL BONDS & NOTES (cost $32,350,043)		31,622,567

Foreign Bonds & Notes — 25.4%

CONSUMER DISCRETIONARY — 0.2%
Jean Coutu Group, Inc. 8.50% due 08/01/14	100,000	92,000

CONSUMER STAPLES — 0.1%
Vitro Envases Norteamerica SA 10.75% due 07/23/11	50,000	51,500

ENERGY — 0.1%
Adaro Finance B.V. 8.50% due 12/08/10 *	25,000	24,750

FINANCE — 0.5%
Nell AF SARL 8.38% due 08/15/15 *	125,000	120,156
Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12	8,000	6,960
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	150,000	127,500
		254,616

FOREIGN GOVERNMENT BONDS — 22.9%
Federal Republic of Brazil 7.88% due 03/07/15		460,000	481,620
Federal Republic of Brazil 8.00% due 01/15/18		1,706,000	1,799,830
Federal Republic of Brazil 8.25% due 01/20/34		275,000	288,750
Federal Republic of Brazil 8.75% due 02/04/25		70,000	76,825
Federal Republic of Brazil 10.50% due 07/14/14		75,000	90,300
Government of Ukraine 7.65% due 06/11/13		175,000	175,875
Republic of Argentina 5.59% due 08/03/12 (1)		275,000	227,425
Republic of Argentina 5.83% due 12/31/33 (1)	ARS	404,337	151,481
Republic of Argentina 7.00% due 03/08/04 † (11)	EUR	100,000	35,813
Republic of Argentina 5.25% due 12/31/38 (3)		40,000	14,500
Republic of Argentina 8.00% due 10/30/09 † (4)	DEM	375,000	66,329
Republic of Argentina 8.13% due 04/21/08 † (4)	EUR	425,000	154,327
Republic of Argentina 8.50% due 02/23/05 † (11)	DEM	125,000	23,175
Republic of Argentina 9.25% due 07/20/04 † (11)	EUR	125,000	44,927
Republic of Argentina 11.25% due 04/10/06 † (11)	DEM	275,000	51,255
Republic of Bulgaria 8.25% due 01/15/15		175,000	197,995
Republic of Colombia 10.38% due 01/28/33		175,000	215,687
Republic of Colombia 10.75% due 01/15/13		240,000	282,600
Republic of Colombia 11.75% due 02/25/20		75,000	98,625
Republic of Ecuador 8.00% due 08/15/30 (3)		170,000	163,200
Republic of Ecuador 12.00% due 11/15/12		16,320	16,667
Republic of El Salvador 7.75% due 01/24/23		115,000	120,750
Republic of El Salvador 8.25% due 04/10/32		30,000	31,125
Republic of Panama 5.56% due 07/17/16 (1)		57,272	57,272
Republic of Panama 6.70% due 01/26/36		196,000	179,340
Republic of Panama 9.38% due 04/01/29		65,000	76,700
Republic of Peru 5.00% due 03/07/07 (2)		223,100	212,503
Republic of Peru 7.35% due 07/21/25		225,000	216,000
Republic of Peru 8.38% due 05/03/16		25,000	27,000
Republic of Peru 8.75% due 11/21/33		175,000	194,687
Republic of Peru 9.88% due 02/06/15		105,000	122,850
Republic of Poland 5.25% due 01/15/14		175,000	168,709
Republic of Philippines 8.00% due 01/15/16		100,000	102,500
Republic of Philippines 8.25% due 01/15/14		25,000	25,938
Republic of Philippines 8.88% due 03/17/15		75,000	81,187
Republic of Philippines 9.38% due 01/18/17		75,000	83,250
Republic of Philippines 9.50% due 02/02/30		125,000	143,125
Republic of Philippines 10.63% due 03/16/25		300,000	370,500
Republic of South Africa 6.50% due 06/02/14		75,000	74,812
Republic of South Africa 7.38% due 04/25/12		50,000	52,000
Republic of South Africa 9.13% due 05/19/09		65,000	69,713
Republic of Turkey 7.00% due 06/05/20		250,000	223,125
Republic of Turkey 9.50% due 01/15/14		100,000	107,000
Republic of Turkey 11.00% due 01/14/13		25,000	28,500
Republic of Turkey 11.50% due 01/23/12		160,000	182,800
Republic of Turkey 11.88% due 01/15/30		135,000	184,444
Republic of Venezuela 5.38% due 08/07/10		150,000	141,750
Republic of Venezuela 7.65% due 04/21/25		100,000	98,000
Republic of Venezuela 8.50% due 10/08/14		75,000	79,312
Republic of Venezuela 9.38% due 01/13/34		50,000	58,625
Republic of Venezuela 10.75% due 09/19/13		225,000	268,425
Russian Federation 5.00% due 03/31/30 (3)		965,000	1,027,049
Russian Federation 8.25% due 03/31/10		111,112	115,401
Russian Federation 11.00% due 07/24/18		230,000	317,055
Russian Federation 12.75% due 06/24/28		185,000	312,410
Republic of Turkey 7.25% due 03/15/15		125,000	117,344
Republic of Turkey 7.38% due 02/05/25		320,000	288,000
United Mexican States 6.38% due 01/16/13		690,000	691,725
United Mexican States 8.30% due 08/15/31		260,000	300,300

United Mexican States 10.38% due 02/17/09		93,000	103,044
United Mexican States 11.38% due 09/15/16		325,000	442,812
United Mexican States, Series A 6.63% due 03/03/15		175,000	177,188
United Mexican States, Series MTNA 5.88% due 01/15/14		725,000	703,250
United Mexican States, Series MTNA 8.00% due 09/24/22		50,000	55,750
			13,090,476

HEALTHCARE — 0.3%
Elan Finance PLC 7.75% due 11/15/11 *		150,000	143,250
Elan Finance PLC 9.17% due 11/15/11 (1)		50,000	50,500
			193,750

INDUSTRIAL & COMMERCIAL — 0.1%
Grupo Transportacion Ferroviaia Mexicana SA de CV 9.38% due 05/01/12 *		25,000	26,625
North American Energy Partners, Inc. 8.75% due 12/01/11		5,000	4,800
North American Energy Partners, Inc. 9.00% due 06/01/10		25,000	25,625
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14		50,000	45,125
			102,175

INFORMATION & ENTERTAINMENT — 0.4%
Telenet Group Holding NV 11.50% due 06/15/14 *(3)		132,000	111,870
Corporacion Interamericana de Entetenimiento SA 8.88% due 06/14/15 *		40,000	38,000
Corporacion Nacional Del Colbr 5.50% due 10/15/13		75,000	72,203
			222,073

INFORMATION TECHNOLOGY — 0.0%
Celestica, Inc. 7.63% due 07/01/13		25,000	24,250

MATERIALS — 0.5%
Rhodia SA 8.88% due 06/01/11		148,000	147,445
Abitibi-Consolidated, Inc. 8.55% due 08/01/10		125,000	118,437
Abitibi-Consolidated, Inc. 8.85% due 08/01/30		25,000	21,125
			287,007

UTILITIES — 0.1%
Telefonos de Mexico SA de CV 8.75% due 01/31/16(8)	MXN	1,000,000	81,650

TOTAL FOREIGN BONDS & NOTES (cost $14,777,514)			14,424,247

Rights — 0.1%
Republic of Argentina, Series GDP Expires 12/15/35(12)		40,000	3,524
Republic of Argentina, Series GDP Expires 12/15/35(12)	EUR	100,000	10,680
Republic of Argentina, Series GDP Expires 12/15/35(12)	ARS	1,199,813	30,543

TOTAL RIGHTS (cost $35,189)			44,747

Warrants — 0.1%†
United Mexican States, Series XW20 Expires 09/01/06(8)		300	18,000
United Mexican States, Series XW10 Expires 10/10/06(8)		200	7,600
United Mexican States, Series XW5 Expires 11/09/06(8)		300	7,200

TOTAL WARRANTS (cost $26,750)			32,800

Common Stock — 0.7%

ENERGY — 0.5%

Energy Services — 0.5%
Trico Marine Services, Inc. †		8,092	275,128

UTILITIES — 0.2%

Electric Utilities — 0.2%
Mirant Corp.		3,745	100,366

TOTAL COMMON STOCK (cost $279,825)			375,494

Preferred Stock — 0.1%

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
Paxson Communications Corp.Junior Exchangeable 11.32% *(1) (cost $84,700)
		10	86,000

TOTAL INVESTMENT SECURITIES (cost $52,092,150)	51,007,933

		Principal	Value
		Amount	(Note 1)

Short-Term Investment Securities — 20.0%

TIME DEPOSIT — 20.0%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 07/03/06		5,682,000	5,682,000
Euro Time Deposit with State Street Bank & Trust Co.
4.05% due 07/03/06		5,705,000	5,705,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $11,387,000)			11,387,000

TOTAL INVESTMENTS — (cost $63,479,150)@	109.50%		62,394,933
Liabilities in excess of other assets—	(9.5)		(5,402,461)

NET ASSETS—	100.00%		$56,992,472

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $3,026,348 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating security where the coupon rate fluctuates. The rate reflected is as of June 30, 2006.
(2)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(3)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in default
(5)	Denominated in United States dollars unless otherwise indicated.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Commercial Mortgage-Backed Security
(8)	Fair valued security; see Note 1
(9)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.
(10)	Illiquid security
(11)	Bond is in default and did not pay principal at maturity.
(12)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(13)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(14)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities.These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2006, the Strategic Fixed Income Portfolio held the following restricted security:

	Acquisition	Principal	Acquisition	Market	Market	% of Net
Name	Date	Amount	Cost	Price	Value	Assets

ICO North America, Inc.
7.50% due 08/15/09 (Convertible)	08/11/2005	$25,000	$25,000	$115.00	$28,750	0.1%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2006	175,000	175,000	0.0	0	0.0
					$28,750	0.1%

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ARS — Argentine Peso
DEM — German Mark
EUR — Euro
MXN — Mexican Peso

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Principal	Value
	Amount	(Note 1)

Short-Term Investment Securities — 101.4%

CERTIFICATES OF DEPOSIT — 1.9%
LaSalle Bank NA 4.07% due 7/26/06	$750,000	$748,125
Standard Federal Bank 4.14% due 7/24/06	1,500,000	1,500,000

TOTAL CERTIFICATES OF DEPOSIT (cost $2,250,000)		2,248,125

COMMERCIAL PAPER — 52.2%
Cafco LLC 4.97% due 7/19/06*	3,000,000	2,974,172
Capital One 5.00% due 7/25/06	1,000,000	991,500
Citius I Funding, Ltd. 5.26% due 8/08/06*	5,000,000	4,972,265
Compass Securitization LLC 5.09% due 7/12/06*	2,000,000	2,000,000
Concord Minutemen Capital Co. 4.54% due 7/10/06*	2,500,000	2,497,161
Concord Minutemen Capital Co. 5.29% due 11/13/06*	1,500,000	1,469,471
Countrywide Financial Corp. 5.33% due 7/03/06	5,000,000	4,998,519
Curzon Funding LLC 3.75% due 7/24/06*	1,000,000	991,517
Curzon Funding LLC 4.75% due 11/03/06*	1,000,000	981,304
Govco, Inc. 4.98% due 7/21/06*	3,000,000	2,974,550
Grampian Funding LLC 4.96% due 7/19/06*	3,000,000	2,974,120
Grampian Funding LLC 5.28% due 12/11/06*	2,000,000	1,950,546
Greyhawk Capital Corp. 5.24% due 12/08/06*	2,500,000	2,439,422
Harrier Finance Funding LLC 5.28% due 7/26/06*	2,500,000	2,500,000
Lake Constance Funding LLC 4.94% due 7/07/06*	2,500,000	2,497,942
Lexington Parker Capital Corp. 5.29% due 11/13/06*	1,500,000	1,469,194
Lexington Parker Capital Corp. 4.72% due 8/17/06*	2,000,000	2,000,000
Links Finance LLC 4.95% due 7/03/06*	2,500,000	2,500,000
Morgan Stanley 5.08% due 7/12/06	3,000,000	3,000,000
Picaros Funding LLC 4.56% due 7/10/06*	1,000,000	998,860
Rhineland Funding 5.30% due 9/11/06*	1,000,000	989,358
Sedna Finance, Inc. 5.16% due 7/17/06*	500,000	500,000
Sigma Finance, Inc. 4.85% due 2/12/07*	1,000,000	995,000
Sigma Finance, Inc. 5.36% due 9/18/06*(1)	2,000,000	2,000,000
Solitaire Funding LLC 5.12% due 8/11/06*	3,000,000	2,982,712
Sunbelt Funding Corp. 5.27% due 7/24/06*	3,000,000	2,989,899
Surrey Funding Corp. 5.11% due 8/08/06*	3,000,000	2,984,008
Wells Fargo Bank 4.79% due 1/18/07	1,000,000	995,274

TOTAL COMMERCIAL PAPER (cost $61,699,475)		61,616,794

CORPORATE SHORT-TERM NOTES — 22.9%
Brahms Funding Corp. 5.24% due 7/20/06*	5,000,000	4,986,172
CC USA, Inc. 5.18% due 7/17/06*	2,500,000	2,500,000
Cullinan Finance, Ltd. 5.36% due 9/15/06*	2,000,000	1,993,793
Goldman Sachs Group, Inc. 5.60% due 9/29/06	2,550,000	2,553,187
KKR Atlantic Funding Trust 5.30% due 7/21/06*	1,000,000	997,056
Monument Gardens Funding LLC 5.25% due 9/07/06*	1,500,000	1,485,111
Monument Gardens Funding LLC 5.33% due 7/05/06*	2,500,000	2,498,520
Rams Funding LLC 5.26% due 7/17/06*	2,500,000	2,494,156
Thornburg Mtg. Capital Resources LLC 5.26% due 7/19/06*	2,500,000	2,493,425
Variable Funding Capital Co. 5.31% due 7/05/06*	5,000,000	4,997,050

TOTAL CORPORATE SHORT-TERM NOTES (cost $27,003,544)		26,998,470

MUNICIPAL BONDS — 1.7%
State of Texas 5.35% due 7/05/06(LOC-Dexia Credit Local)(2) (Cost $2,000,257)	2,000,000	2,000,000

TOTAL SHORT-TERM INVESTMENTS SECURITIES (Cost $92,953,276)		92,863,389

REPURCHASE AGREEMENT — 22.7%

Agreement with State Street Bank & Trust Co., bearing interest at 5.15%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $26,831,510 and collateralized by $27,495,000 of United States Treasury Notes, bearing interest at 4.13%, due 08/15/08 and having an approximate value of $27,357,525

(cost $26,820,000)	26,820,000	26,820,000

TOTAL INVESTMENTS —
(cost $119,773,276) @	101.4%	119,683,389
Liabilities in excess of other assets—	(1.4)	(1,589,562)

NET ASSETS—	100.0%	$118,093,827

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $76,076,783 representing 64.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating security where the coupon rate fluctuates.The rate steps up or down for each rate downgrade or upgrade.The rate reflected is as of June 30, 2006.
(2)	Variable rate security — the rate reflected is as of June 30, 2006; maturity date reflects next reset date.

LOC — Letters of Credit

Portfolio breakdown by industry as a percentage of net assets (excluding Repurchase Agreement):

Securities Holdings Companies	23.6%
Business Services	23.5%
Finance-Other Services	21.6%
Real Estate	4.2%
Multi Industry	2.1%
Banks	1.9%
Municipal	1.7%

78.6%

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)

Common Stock — 87.9%

CONSUMER DISCRETIONARY — 2.3%

Housing & Household Durables — 2.3%
Lennar Corp., Class A	57,347	$2,544,486

CONSUMER STAPLES — 2.9%

Food, Beverage & Tobacco — 2.9%
Bunge, Ltd.	64,055	3,218,764

ENERGY — 2.3%

Energy Sources — 2.3%
Forest Oil Corp.†	79,000	2,619,640

FINANCE — 7.3%

Banks — 3.0%
Commerce Bancorp, Inc.	93,770	3,344,776

Financial Services — 4.3%
Chicago Merchantile Exchange Holdings, Inc.	6,393	3,139,922
UBS AG	15,245	1,672,376
		8,157,074

HEALTHCARE — 21.5%

Drugs — 4.5%
Genentech, Inc.†	61,052	4,994,053

Health Services — 9.6%
Centene Corp.†	167,700	3,945,981
Intuitive Surgical, Inc.†	14,870	1,754,214
UnitedHealth Group, Inc.	113,314	5,074,201

Medical Products — 7.4%
Celgene Corp.†	92,165	4,371,386
Haemonetics Corp.†	83,200	3,869,632
		24,009,467

INDUSTRIAL & COMMERCIAL — 9.4%

Aerospace & Military Technology — 2.2%
General Dynamics Corp.	37,311	2,442,378

Business Services — 1.6%
CoStar Group, Inc.†	30,025	1,796,396

Transportation — 5.6%
Burlington Northern Santa Fe Corp.	39,909	3,162,788
FedEx Corp.	26,161	3,057,175
		10,458,737

INFORMATION & ENTERTAINMENT — 15.9%

Broadcasting & Media — 3.2%
Comcast Corp., Class A†	108,263	3,544,531

Entertainment Products — 3.9%
Las Vegas Sands Corp.†		56,820	4,424,005

Leisure & Tourism — 8.8%
Chipotle Mexican Grill, Inc.		51,480	3,137,706
Lions Gate Entertainment Corp†		218,700	1,869,885
Regal Entertainment Group, Class A		237,800	4,832,096
			17,808,223

INFORMATION TECHNOLOGY — 26.3%

Communication Equipment — 7.1%
QUALCOMM, Inc.		65,682	2,631,878
Tessera Technologies, Inc.†		192,300	5,288,250

Computer Software — 9.0%
Activision, Inc.†		301,500	3,431,070
SAP AG ADR		68,035	3,573,198
THQ, Inc.†		139,400	3,011,040

Computers & Business Equipment — 2.7%
Apple Computer, Inc.†		52,390	2,992,517

Electronics — 1.7%
Integrated Device Technology, Inc.†		133,700	1,895,866

Internet Content — 3.6%
Google, Inc., Class A†		9,505	3,985,732

Internet Software — 2.2%
Openwave Systems, Inc.†		216,500	2,498,410
			29,307,961

TOTAL INVESTMENT SECURITIES (cost $85,382,622)			98,124,352

Short-Term Investment Securities — 4.9%

U.S. GOVERNMENT OBLIGATIONS — 4.9%
Federal Home Loan Bank Disc. Notes 4.95% due 07/03/06 (cost $5,498,487)		$5,500,000	5,498,487

Repurchase Agreements — 5.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,496,374 and collateralized by $1,185,000 of United States Treasury Bonds, bearing interest at 8.13%, due 05/15/21 and having an approximate value of $1,526,428		1,496,000	1,496,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/03/06 in the amount of $4,806,001 and collateralized by $5,215,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $4,902,100		4,805,000	4,805,000

TOTAL REPURCHASE AGREEMENTS (cost $6,301,000)			6,301,000

TOTAL INVESTMENTS —
(cost $97,182,109)@	98.5%		109,923,839
Other assets less liabilities—	1.5		1,699,130

NET ASSETS—	100.0%		$111,622,969

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares/ Principal Amount	Value (Note 1)

Common Stock — 92.4%

FINANCE — 6.5%

Financial Services — 6.5%
Chicago Merchantile Exchange Holdings, Inc.	2,000	$982,300
E*TRADE Financial Corp.†	89,000	2,030,980
		3,013,280
INDUSTRIAL & COMMERCIAL — 6.3%

Business Services — 6.3%
Getty Images, Inc.†	25,000	1,587,750
Move, Inc.†	250,000	1,370,000
		2,957,750
INFORMATION TECHNOLOGY — 79.6%

Communication Equipment — 2.6%
Marvell Technology Group, Ltd.†	27,200	1,205,776

Computer Services — 4.1%
Autodesk, Inc.†	55,400	1,909,084

Computer Software — 11.8%
Adobe Systems, Inc.†	50,800	1,542,288
Citrix Systems, Inc.†	31,800	1,276,452
Oracle Corp.†	93,600	1,356,264
Red Hat, Inc.†	57,300	1,340,820

Computers & Business Equipment — 12.4%
Apple Computer, Inc.†	55,000	3,141,600
Dell, Inc.†	60,000	1,464,600
Hewlett-Packard Co.	38,100	1,207,008

Electronics — 12.9%
Analog Devices, Inc.	40,100	1,288,814
Chartered Semiconductors Manufacturing, Ltd.†	2,160,000	1,842,247
Energy Conversion Devices, Inc.†	44,600	1,624,778
Texas Instruments, Inc.	42,300	1,281,267

Internet Content — 13.9%
eBay, Inc.†	45,000	1,318,050
Google, Inc., Class A†	8,570	3,593,658
Yahoo!, Inc.†	48,200	1,590,600

Internet Software — 5.0%
Equinix, Inc.†	42,500	2,331,550

Telecommunications — 16.9%
Amdocs, Ltd.†	40,000	1,464,000
American Tower Corp., Class A†	59,000	1,836,080
CIENA Corp.†	379,000	1,822,990
Cisco Systems, Inc.†	76,100	1,486,233
Motorola, Inc.	64,400	1,297,660
		37,221,819

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,607,793)		43,192,849

Short-Term Investment Securities — 3.8%

TIME DEPOSIT — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 07/03/06 (cost $1,770,000)	1,770,000	1,770,000

Repurchase Agreements — 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,188,248 and collateralized by $1,290,000 of United States Treasury Notes, bearing interest at 4.00%, due 02/15/14 and having an approximate value of $1,212,600		1,188,000	1,188,000
State Street Bank & Trust Co., Joint Repurchase Agreement(1)		387,000	387,000

TOTAL REPURCHASE AGREEMENTS (cost $1,575,000)			1,575,000

TOTAL INVESTMENTS —
(cost $43,952,793)@	99.6%		46,537,849
Other assets less liabilities—	0.4		206,214

NET ASSETS—	100.0%		$46,744,063

 †     Non-income producing security

@    See Note 4 for cost of investment on a tax basis.

(1)   See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME

PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares /
	Principal	Value
	Amount	(Note 1)
Common Stock — 93.4%

CONSUMER DISCRETIONARY — 4.8%

Apparel & Textiles — 2.4%
NIKE, Inc.	20,000	$1,684,800

Housing & Household Durables — 2.4%
Lennar Corp., Class A	39,448	1,750,308
		3,435,108

ENERGY — 10.9%

Energy Sources — 10.9%
Chevron Corp.	61,800	3,835,308
Exxon Mobil Corp.	64,400	3,950,940
		7,786,248

FINANCE — 12.0%

Banks — 4.3%
Banks of America Corp.	64,400	3,097,640

Financial Services — 7.7%
Chicago Merchantile Exchange Holdings, Inc.	4,777	2,346,224
Citigroup, Inc.	65,000	3,135,600
		8,579,464

HEALTHCARE — 12.5%

Drugs — 4.6%
Genentech, Inc. †	40,074	3,278,053

Health Services — 7.9%
UnitedHealth Group, Inc.	74,350	3,329,393
Wellpoint, Inc. †	32,151	2,339,628
		8,947,074

INDUSTRIAL & COMMERCIAL — 14.5%

Aerospace & Military Technology — 2.4%
General Dynamics Corp.	26,240	1,717,670

Business Services — 3.2%
Bearingpoint, Inc.†	274,000	2,293,380

Multi-Industry — 2.9%
General Electric Co.	63,400	2,089,664

Transportation — 6.0%
Burlington Northern Santa Fe Corp.	28,672	2,272,256
FedEx Corp.	17,131	2,001,929
		10,374,899

INFORMATION & ENTERTAINMENT — 14.9%

Broadcasting & Media — 6.2%
Comcast Corp., Class A†	69,500	2,275,430
News Corp., Class A	112,500	2,157,750

Entertainment Products — 8.7%

Las Vegas Sands Corp.†		80,138	6,239,545
			10,672,725

INFORMATION TECHNOLOGY — 17.7%

Communication Equipment — 2.4%
QUALCOMM, Inc.		43,629	1,748,214

Computer Software — 1.8%
Microsoft Corp.		56,100	1,307,130

Electronics — 3.7%
Fisher Scientific International, Inc.†		36,100	2,637,105

Telecommunications — 9.8%
American Tower Corp., Class A†		80,700	2,511,384
Level 3 Communications, Inc. †		427,000	1,895,880
Motorola, Inc.		59,100	1,190,865
NII Holdings, Inc.†		24,600	1,386,948
			12,677,526

MATERIALS — 3.7%

Metals & Minerals — 3.7%
Southern Copper Corp.		29,800	2,656,074

UTILITIES — 2.4%

Telephone — 2.4%
AT&T, Inc.		62,000	1,734,758

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $58,048,232)			66,863,876

Short-Term Investment Securities — 3.1%

TIME DEPOSIT — 3.1%
Euro time Deposit with State Street Bank & Trust Co. 2.80% due 7/03/06 (cost $2,224,000)		2,224,000	2,224,000

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 06/30/06, to be repurchased 07/03/06 in the amount of $1,032,215 and collateralized by $1,120,000 of United States Treasury Bonds bearing interest at 4.82% due 02/15/14 and having an approximated value of $1,052,800.		1,032,000	1,032,000
State Street Bank & Trust Co., Joint Repurchase Agreement (1)		1,243,000	1,243,000

TOTAL REPURCHASE AGREEMENTS (cost $2,275,000)			2,275,000

TOTAL INVESTMENTS — (cost $62,547,232)@	99.7%		71,362,876
Other assets less liablilities —	0.3%		196,832

NET ASSETS —	100.0%		$71,559,708

† Non-income producing security

@ See Note 4 for cost of investments on a tax basis

(1) See Note 2 for details of Joint Repurchase Agreement
ADR-American Depository Receipt

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

	Shares	Value (Note 1)

Common Stock — 95.2%

CONSUMER DISCRETIONARY — 9.1%

Apparel & Textiles — 3.3%
V.F. Corp.	56,600	$3,844,272

Automotive — 5.7%
AutoZone, Inc.†	32,500	2,866,500
Ford Motor Co.	563,000	3,901,590
		10,612,362

CONSUMER STAPLES — 6.3%

Food, Beverage & Tobacco — 6.3%
Anheuser-Busch Cos., Inc.	81,000	3,692,790
Coca-Cola Co.	87,000	3,742,740
		7,435,530
ENERGY — 9.1%

Energy Services — 5.5%
EnCana Corp.	122,700	6,458,928

Energy Sources — 3.6%
Devon Energy Corp.	68,900	4,162,249
		10,621,177

FINANCE — 14.5%

Banks — 6.0%
Golden West Financial Corp.	53,100	3,940,020
North Fork Bancorp., Inc.	103,350	3,118,069

Financial Services — 4.0%
CIT Group, Inc.	52,950	2,768,756
Mellon Financial Corp.	54,000	1,859,220

Insurance — 4.5%
Assurant, Inc.	74,500	3,605,800
ProAssurance Corp.†	35,000	1,686,300
		16,978,165

HEALTHCARE — 10.3%

Drugs — 6.5%
Bristol-Myers Squibb Co.	149,000	3,853,140
Pfizer, Inc.	161,000	3,778,670

Medical Products — 3.9%
DAIICHI SANKYO Co., Ltd.	163,600	4,500,590
		12,132,400

INDUSTRIAL & COMMERCIAL — 12.0%

Business Services — 5.1%
Hutchison Whampoa, Ltd.	661,600	6,030,846

Machinery — 2.2%
Alamo Group, Inc.	119,900	2,523,895

Multi-Industry — 3.1%
General Electric Co.		111,000	3,658,560

Transportation — 1.6%
Teekay Shipping Corp.		43,600	1,824,224
			14,037,525

INFORMATION & ENTERTAINMENT — 3.7%

Broadcasting & Media — 3.7%
Clear Channel Communications, Inc.		139,200	4,308,240

INFORMATION TECHNOLOGY — 10.1%

Electronics — 3.7%
AVX Corp.		276,200	4,361,198

Telecommunications — 6.4%
ALLTEL Corp.		56,000	3,574,480
Verizon Communications, Inc.		116,000	3,884,840
			11,820,518

MATERIALS — 11.0%

Chemicals — 3.3%
du Pont (E.I.) de Nemours & Co.		92,000	3,827,200

Forest Products — 3.2%
International Paper Co.		118,000	3,811,400

Metals & Minerals — 4.5%
POSCO ADR		78,200	5,231,580
			12,870,180

REAL ESTATE — 5.9%

Real Estate Companies — 5.9%
Forest City Enterprises, Inc., Class A		94,900	4,736,459
Hang Lung Properties, Ltd.		1,184,000	2,141,793
			6,878,252

UTILITIES — 3.2%

Telephone — 3.2%
AT&T, Inc.		135,000	3,765,150

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $93,236,037)			111,459,499

Repurchase Agreements — 5.3%
Agreement with State Street Bank & TrustCo., bearing interest at 2.50% dated 06/30/06, to be repurchased 07/03/06 in the amount of $2,086,435 and collateralized by $1,670,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $2,131,336		2,086,000	2,086,000

Agreement with State Street Bank & TrustCo., bearing interest at 2.50% dated 06/30/06, to be repurchased 07/03/06 in the amount of $21,244,259 and collateralized by $995,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $2,259,869		1,244,000	1,244,000

Agreement with State Street Bank & TrustCo., bearing interest at 2.50% dated 06/30/06, to be repurchased 07/03/06 in the amount of $2,851,594 and collateralized by $2,280,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $2,909,850		2,851,000	2,851,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,181,000)			6,181,000

TOTAL INVESTMENTS —
(cost $99,417,037)@	100.5%		117,640,499
Liabilities in excess of other assets—	(0.5)		(537,319)

NET ASSETS—	100.0%		$117,103,180

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
ADR	- American Depository Receipt

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

			Value
		Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES# — 99.9%

Domestic Bond Securities — 5.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		$174,604	$1,805,001
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		269,675	2,694,938
TOTAL DOMESTIC BOND FUND (cost $4,544,649)			4,499,939

Domestic Equity Securities — 68.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†		433,244	3,557,246
Seasons Series Trust Focus Value Portfolio, Class 3†		296,944	4,611,659
Seasons Series Trust Large Cap Growth Portfolio, Class 3		1,913,505	16,962,319
Seasons Series Trust Large Cap Value Portfolio, Class 3		1,403,131	18,129,231
Seasons Series Trust Mid Cap Growth Portfolio, Class 3		159,255	2,236,056
Seasons Series Trust Mid Cap Value Portfolio, Class 3		145,061	2,730,561
Seasons Series Trust Small Cap Portfolio, Class 3†		1,330,211	13,427,326
TOTAL DOMESTIC EQUITY FUND (cost $60,653,024)			61,654,398

International Equity Securities — 26.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,027,630)		2,269,218	23,448,674
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $87,225,303)			89,603,011

TOTAL INVESTMENTS —
(cost $87,225,303)@	99.9%		89,603,011
Other assets less liabilities—	0.1		62,386
NET ASSETS—	100.0%		$89,665,397

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis
#	See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Investment Portfolio — June 30, 2006

(unaudited)

			Value
		Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES# — 99.6%

Domestic Bond Securities — 20.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		$1,722,431	$17,805,972
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		954,776	9,541,327
TOTAL DOMESTIC BOND FUNDS (cost $27,751,126)			27,347,299

Domestic Equity Securities — 58.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†		574,728	4,718,929
Seasons Series Trust Focus Value Portfolio, Class 3†		360,319	5,595,904
Seasons Series Trust Large Cap Growth Portfolio, Class 3		2,366,613	20,978,912
Seasons Series Trust Large Cap Value Portfolio, Class 3		1,968,571	25,435,027
Seasons Series Trust Mid Cap Growth Portfolio Class 3		193,069	2,710,826
Seasons Series Trust Mid Cap Value Portfolio, Class 3		183,417	3,452,547
Seasons Series Trust Small Cap Portfolio, Class 3†		1,679,872	16,956,848
TOTAL DOMESTIC EQUITY FUNDS (cost $78,810,505)			79,848,993

International Equity Securities — 21.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $27,317,319)		2,788,653	28,816,183

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $133,878,950)			136,012,475

TOTAL INVESTMENTS —
(cost $133,878,950)@	99.6%		136,012,475
Other assets less liabilities—	0.4		581,763

NET ASSETS—	100.0%		$136,594,238

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
#	See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO	Investment Portfolio — June 30, 2006
(unaudited)

			Value
		Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES# — 98.7%

Domestic Bond Funds — 34.7%
Seasons Series Trust Cash Management Portfolio, Class 3		410,454	$4,575,693
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		1,590,614	16,443,288
Seasons Series Trust Strategic Fixed Income, Class 3		1,091,579	10,908,443
TOTAL DOMESTIC BOND FUNDS (cost $32,297,047)			31,927,424

Domestic Equity Funds — 47.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†		328,388	2,696,299
Seasons Series Trust Focus Value Portfolio, Class 3†		210,454	3,268,437
Seasons Series Trust Large Cap Growth Portfolio, Class 3		1,323,354	11,730,907
Seasons Series Trust Large Cap Value Portfolio, Class 3		1,135,626	14,672,917
Seasons Series Trust Mid Cap Growth Portfolio, Class 3		128,750	1,807,746
Seasons Series Trust Mid Cap Value Portfolio, Class 3		122,471	2,305,325
Seasons Series Trust Small Cap Portfolio, Class 3†		716,667	7,234,134
TOTAL DOMESTIC EQUITY FUNDS (cost $42,891,436)			43,715,765

International Equity Fund — 16.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $14,125,554)		1,470,416	15,194,352
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $89,314,037)			90,837,541

TOTAL INVESTMENTS — (cost $89,314,037)@	98.7%		90,837,541
Other assets less liabilities—	1.3		1,199,354
NET ASSETS—	100.0%		$92,036,895

†                           Non-income producing securities

@                     See Note 4 for cost of investments on a tax basis

#                          See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Investment Portfolio – June 30, 2006

(unaudited)

		Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.1%

Domestic Bond Funds — 50.2%
Seasons Series Trust Cash Management Portfolio, Class 3		438,625	$4,889,739
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		1,227,747	12,692,081
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		680,342	6,798,838
TOTAL DOMESTIC BOND FUNDS (cost $24,710,984)			24,380,658

Domestic Equity Funds — 38.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†		116,822	959,194
Seasons Series Trust Focus Value Portfolio, Class 3†		80,254	1,246,371
Seasons Series Trust Large Cap Growth Portfolio, Class 3		652,003	5,779,698
Seasons Series Trust Large Cap Value Portfolio, Class 3		511,705	6,611,508
Seasons Series Trust Mid Cap Growth Portfolio, Class 3		51,495	723,026
Seasons Series Trust Mid Cap Value Portfolio, Class 3		65,297	1,229,124
Seasons Series Trust Small Cap Portfolio, Class 3†		191,261	1,930,616
TOTAL DOMESTIC EQUITY FUNDS (cost $18,114,662)			18,479,537

International Equity Funds — 11.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $5,280,026)		552,534	5,709,540

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,105,672)			48,569,735

TOTAL INVESTMENTS —
(cost $48,105,672)@	100.1%		48,569,735
Liabilities in excess of other assets—	(0.1)		(53,510)

NET ASSETS—	100.0%		$48,516,225

†      Non-income producing security

@    See Note 4 for cost of investments on a tax basis

#      See Note 3

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-June 30, 2006 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements:

At June 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	2.30%	$2,423,000
Multi-Managed Moderate Growth	4.98	5,257,000
Large Cap Composite	0.42	444,000
Small Cap	4.61	4,865,000
Focus TechNet	0.37	387,000
Focus Growth and Income	1.18	1,243,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2006, bearing interest at a rate of 3.98% per annum, with a principal amount of $105,465,000, a repurchase price of $105,499,979, a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	4.13%	08/15/08	$108,115,000	$107,574,425

In addition, at June 30, 2006, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	0.12%	$190,000
Multi-Managed Moderate Growth	0.47	725,000
Multi-Managed Income/Equity	1.08	1,675,000
Multi-Managed Income	0.56	875,000
Large Cap Value	1.66	2,580,000
Mid Cap Growth	0.87	1,345,000
Diversified Fixed Income	0.74	1,145,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2006, bearing interest at a rate of 4.50% per annum, with a principal amount of $155,240,000, a repurchase price of $155,298,215, and a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	8.75%	08/15/20	$22,364,000	$30,488,421
U.S. Treasury Bonds	7.88	02/15/21	100,000,000	127,890,809

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income	10.11%	$12,633,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2006, bearing interest at a rate of 4.40% per annum, with a principal amount of $125,000,000, a repurchase price of $125,045,833, and a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	2.00%	01/15/26	$45,526,000	$46,437,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	79,474,000	81,064,961

Note 3. Transactions with Affiliates:  As disclosed in the investment portfolios, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the three months ended June 30, 2006 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at June 30,
Portfolio	Security	Income	2006	Purchases	Sales	Gain/Loss	Gain (Loss)	2006

Large Cap Growth	AIG	$2,354	931,869	140,878	—	—	(106,099)	966,648
Large Cap Composite	AIG	481	212,017	778	—	—	(22,595)	190,200
Large Cap Value	AIG		836,699	78,704	—	—	(92,246)	823,157
Mid Cap Growth	Transatlantic Holdings, Inc.	94	2,630	9,727	—	—	(115)	12,242
Mid Cap Value	Transatlantic Holdings, Inc.	1,526	44,130	450	10,174	(804)	(1,124)	32,478
Small Cap	21st Century Insurance Group	1,264	19,971	—	375	—	(1,769)	17,827
	Perini Corp.	—	22,990	1,529	—	—	(5,956)	18,563
	Riviera Holdings Corp.	—	5,291	2,059	—	—	1,053	8,403
	Steinway Musical Instruments, Inc.	—	8,925	25	—	—	(2,133)	6,817
International Equity	PICC Property and Casualty Co., Ltd.	—	967,490	—	578,337	117,384	(143,971)	362,566
Allocation Growth Strategy	Various Seasons Series Trust Portfolios *	—	63,026,699	30,896,305	2,545,556	402,801	(2,177,238)	89,603,011
Allocation Moderate Growth Strategy	Various Seasons Series Trust Portfolios *	—	99,800,922	43,466,678	3,728,177	292,348	(3,819,297)	136,012,474
Allocation Moderate Strategy	Various Seasons Series Trust Portfolios *	—	69,273,204	25,077,952	2,165,086	311,345	(1,659,874)	90,837,541
Allocation Balanced Strategy	Various Seasons Series Trust Portfolios *	—	40,806,714	9,764,838	1,413,729	(473)	(587,615)	48,569,735

*      See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of June 30, 2006, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments

Multi-Managed Growth	$9,506,643	$(3,905,766)	$5,600,877	$139,327,556
Multi-Managed Moderate Growth	12,948,855	(7,734,009)	5,214,846	270,504,929
Multi-Managed Income/Equity	7,021,588	(6,398,034)	623,554	225,611,961
Multi-Managed Income	2,768,060	(4,648,529)	(1,880,469)	158,158,104
Asset Allocation: Diversified Growth	41,214,036	(13,659,868)	27,554,168	351,026,191
Stock	41,378,169	(9,979,862)	31,398,307	271,747,940
Large Cap Growth	13,183,863	(6,927,358)	6,256,505	180,777,107
Large Cap Composite	4,579,893	(2,163,283)	2,416,610	41,821,639
Large Cap Value	26,722,204	(6,074,304)	20,647,900	219,442,856
Mid Cap Growth	22,895,114	(5,367,220)	17,527,894	134,589,066
Mid Cap Value	26,227,083	(3,741,023)	22,486,060	165,946,759
Small Cap	14,380,239	(6,331,313)	8,048,926	150,146,297
International Equity	30,102,865	(4,380,370)	25,722,495	219,433,586
Diversified Fixed Income	446,298	(6,694,584)	(6,248,286)	196,420,255
Strategic Fixed Income	547,287	(1,631,374)	(1,084,087)	63,479,020
Cash Management	1,826	(91,713)	(89,887)	119,773,276
Focus Growth	17,692,076	(5,060,995)	12,631,081	97,292,758
Focus TechNet	6,304,094	(3,856,491)	2,447,603	44,090,246
Focus Growth and Income	9,120,741	(882,841)	8,237,900	63,124,976
Focus Value	19,128,791	(995,212)	18,133,579	99,510,160
Allocation Growth Strategy	2,660,931	(299,314)	2,361,617	87,241,394
Allocation Moderate Growth Strategy	3,010,993	(890,328)	2,120,665	133,891,810
Allocation Moderate Strategy	2,098,877	(599,588)	1,499,289	89,338,252
Allocation Balanced Strategy	1,502,662	(320,847)	1,181,815	39,624,899

Note 5. Other Information:  On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG Global Investment Corp., a subadviser to certain Portfolios (“AIGGIC”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a)

of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940), (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2006